DIVERSIFIED INVESTMENT ADVISORS

THE DIVERSIFIED INVESTORS FUNDS GROUP

AND

THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS


SEMI-ANNUAL REPORT
JUNE 30, 2000


LONG HORIZON FUND

INTERMEDIATE LONG HORIZON FUND

INTERMEDIATE HORIZON FUND

SHORT INTERMEDIATE HORIZON FUND

SHORT HORIZON FUND

STEPHENS SELECT EQUITY FUND

STEPHENS INTERMEDIATE BOND FUND

STOCK INDEX FUND

INTERNATIONAL EQUITY FUND

HIGH YIELD BOND FUND

AGGRESSIVE EQUITY FUND

SPECIAL EQUITY FUND

EQUITY GROWTH FUND

GROWTH AND INCOME FUND

EQUITY VALUE FUND

VALUE & INCOME FUND

BALANCED FUND

CORE BOND FUND

INTERMEDIATE GOVERNMENT BOND FUND

HIGH QUALITY BOND FUND

MONEY MARKET FUND

[DIVERSIFIED INVESTMENT ADVISORS LOGO]

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    18
Statements of Operations....................................    22
Statements of Changes in Net Assets.........................    26
Statements of Changes in Net Assets -- December 31, 1999....    30
Stephens Intermediate Bond Portfolio........................    34
Notes to Financial Statements...............................    35

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Review & Average Annual Total Returns..............    56
Statements of Assets and Liabilities........................    61
Statements of Operations....................................    62
Statements of Changes in Net Assets.........................    63
Statements of Changes in Net Assets -- December 31, 1999....    64
PORTFOLIO OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................    65
Short Intermediate Horizon Strategic Allocation Fund........    66
Intermediate Horizon Strategic Allocation Fund..............    67
Intermediate Long Horizon Strategic Allocation Fund.........    68
Long Horizon Strategic Allocation Fund......................    69
Notes to Financial Statements...............................    70

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic and Market Review..................................    78
Statements of Assets and Liabilities........................    84
Statements of Operations....................................    86
Statements of Changes in Net Assets.........................    88
Statements of Changes in Net Assets -- December 31, 1999....    90
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    92
High Quality Bond Portfolio.................................    94
Intermediate Government Bond Portfolio......................    97
Core Bond Portfolio.........................................   100
Balanced Portfolio..........................................   103
Value and Income Portfolio..................................   113
Equity Value Portfolio......................................   117
Growth & Income Portfolio...................................   120
Equity Growth Portfolio.....................................   123
Special Equity Portfolio....................................   126
Aggressive Equity Portfolio.................................   133
High Yield Bond Portfolio...................................   135
International Equity Portfolio..............................   138
Notes to Financial Statements...............................   144
Barclays Master Investment Portfolio -- S&P 500 Index.......   157

                               MONEY MARKET FUND

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                                 MONEY MARKET FUND $13,567                INDEX $13,804
                                                                 -------------------------         ----------------------------
12/31/94                                                                   10346                              10422
12/31/95                                                                   10915                              11020
12/31/96                                                                   11446                              11598
12/31/97                                                                   12016                              12206
12/31/98                                                                   12606                              12822
12/31/99                                                                   13193                              13430
6/30/00                                                                    13567                              13804

                          MONEY MARKET FUND -- PREMIUM

[LINE GRAPH]

                                                               MONEY MARKET - PREMIUM $11,237         SALOMON BROS. $11,310
                                                               ------------------------------         ---------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10479                              10505
12/31/99                                                                   10941                              11003
6/30/00                                                                    11237                              11310

                       MONEY MARKET FUND -- INSTITUTIONAL

                                                                MONEY MARKET - INSTITUTIONAL
                                                                          $11,291                      SALOMON BROS $11,310
                                                                ----------------------------           --------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10501                              10505
12/31/99                                                                   10991                              11003
6/30/00                                                                    11291                              11310

                             HIGH QUALITY BOND FUND

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               HIGH QUALITY BOND FUND $13,827             INDEX $14,048
                                                               ------------------------------    -------------------------------
7/1/94                                                                     10000                              10000
12/31/94                                                                   10067                               9952
12/31/95                                                                   11260                              11047
12/31/96                                                                   11768                              11597
12/31/97                                                                   12369                              12369
12/31/98                                                                   13121                              13235
12/31/99                                                                   13466                              13640
6/30/00                                                                    13827                              14048

                       INTERMEDIATE GOVERNMENT BOND FUND

                                                              INTERMEDIATE GOVERNMENT BOND     LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                      FUND $12,266                          $12,663
                                                              ----------------------------     ----------------------------------
2/22/96                                                                  10000                                10000
12/31/96                                                                 10355                                10447
12/31/97                                                                 11067                                11224
12/31/98                                                                 11783                                12177
12/31/99                                                                 11900                                12237
6/30/00                                                                  12266                                12663

                                 CORE BOND FUND

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                                     CORE BOND $14,633                    INDEX $15,158
                                                                     -----------------             ---------------------------
7/1/94                                                                     10000                              10000
12/31/94                                                                   10111                              10087
12/31/95                                                                   12164                              12029
12/31/96                                                                   12498                              12378
12/31/97                                                                   13515                              13585
12/31/98                                                                   14490                              14870
12/31/99                                                                   14272                              14529
6/30/00                                                                    14633                              15158

                                 BALANCED FUND

                                                                                          LEHMAN BROS.
                                           BALANCED FUND          S&P 500 INDEX       GOV/CORP. BOND INDEX        COMPOSITE
                                              $22,410                $36,970                $15,158           BENCHMARK* $26,180
                                           -------------          -------------       --------------------    ------------------
7/1/94                                         10000                  10000                  10000                  10000
12/31/94                                       10142                  10492                  10087                   9943
12/31/95                                       13029                  14427                  12029                  12922
12/31/96                                       15165                  17781                  12378                  14836
12/31/97                                       17996                  23715                  13585                  18346
12/31/98                                       20122                  30533                  14870                  22281
12/31/99                                       22323                  36988                  14550                  25806
6/30/00                                        22410                  36970                  15158                  26180

                              VALUE & INCOME FUND

                                                                                                           RUSSELL 1000 VALUE
                                                 VALUE & INCOME $23,138       S&P 500 INDEX $36,806              $27,296
                                                 ----------------------       ---------------------        ------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  10024                       10492                       10092
12/31/95                                                  13494                       14427                       13963
12/31/96                                                  15910                       17781                       16985
12/31/97                                                  20573                       23715                       22961
12/31/98                                                  23140                       30533                       26550
12/31/99                                                  24922                       36988                       28501
6/30/00                                                   23138                       36806                       27296

* 60% S & P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                               EQUITY VALUE FUND

[EQUITY VALUE FUND GRAPH]

                                                                                                           RUSSELL 1000 VALUE
                                                  EQUITY VALUE $12,090        S&P 500 INDEX $23,239              $18,201
                                                  --------------------        ---------------------        ------------------
6/13/96                                                   10000                       10000                       10000
12/31/96                                                  10883                       11226                       11327
12/31/97                                                  13215                       14973                       15311
12/30/98                                                  14641                       19278                       17704
12/31/99                                                  14175                       23353                       19005
6/30/00                                                   12090                       23239                       18201

                          EQUITY VALUE FUND -- PREMIUM

[EQUITY VALUE FUND--PREMIUM GRAPH]

                                                 EQUITY VALUE - PREMIUM                                    RUSSELL 1000 VALUE
                                                         $9,080               S&P 500 INDEX $15,520              $11,888
                                                 ----------------------       ---------------------        ------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  11032                       12875                       11563
12/31/99                                                  10666                       15597                       12413
6/30/00                                                    9080                       15520                       11888

                       EQUITY VALUE FUND -- INSTITUTIONAL

                                             EQUITY VALUE - INSTITUTIONAL                                  RUSSELL 1000 VALUE
                                                        $9,138                S&P 500 INDEX $15,520              $11,888
                                             ----------------------------     ---------------------        ------------------
1/5/98                                                  10000                         10000                       10000
12/31/98                                                11068                         12875                       11563
12/31/99                                                10722                         15597                       12413
6/30/00                                                  9138                         15520                       11888

                              GROWTH & INCOME FUND

                                                                  GROWTH & INCOME $37,736             S&P 500 INDEX $36,806
                                                                  -----------------------             ---------------------
7/1/94                                                                     10000                              10000
12/31/94                                                                   10250                              10492
12/31/95                                                                   13541                              14427
12/31/96                                                                   16467                              17781
12/31/97                                                                   22090                              23715
12/31/98                                                                   29739                              30533
12/31/99                                                                   38676                              36988
6/30/00                                                                    37736                              36806

                               EQUITY GROWTH FUND

                                                                                                           RUSSELL 1000 GROWTH
                                                  EQUITY GROWTH $37,487       S&P 500 INDEX $36,806              $46,038
                                                  ---------------------       ---------------------        -------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  11359                       10492                       10849
12/31/95                                                  13460                       14427                       14884
12/31/96                                                  15874                       17781                       18326
12/31/97                                                  20086                       23715                       23913
12/31/98                                                  27311                       30533                       33170
12/31/99                                                  37438                       36988                       44169
6/30/00                                                   37487                       36806                       46038

                         EQUITY GROWTH FUND -- PREMIUM

                                                 EQUITY GROWTH - PREMIUM                                   RUSSELL 1000 GROWTH
                                                         $18,708              S&P 500 INDEX $15,520              $19,252
                                                 -----------------------      ---------------------        -------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  13620                       12875                       13871
12/31/99                                                  18685                       15597                       18471
6/30/00                                                   18708                       15520                       19252

                      EQUITY GROWTH FUND -- INSTITUTIONAL

                                                     EQUITY GROWTH -                                       RUSSELL 1000 GROWTH
                                                  INSTITUTIONAL $18,800       S&P 500 INDEX $15,520              $19,252
                                                  ---------------------       ---------------------        -------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  13654                       12875                       13871
12/31/99                                                  18755                       15597                       18471
6/30/00                                                   18800                       15520                       19252

                              SPECIAL EQUITY FUND

                                                 SPECIAL EQUITY $33,245       S&P 500 INDEX $36,806       RUSSELL 2000 $23,395
                                                 ----------------------       ---------------------       --------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  10857                       10492                       10494
12/31/95                                                  15363                       14427                       13479
12/31/96                                                  19321                       17781                       15703
12/31/97                                                  24302                       23715                       19214
12/31/98                                                  25076                       30533                       18724
12/31/99                                                  31411                       36988                       22705
6/30/00                                                   33245                       36806                       23395

                         SPECIAL EQUITY FUND -- PREMIUM

                                                SPECIAL EQUITY - PREMIUM
                                                         $13,798              S&P 500 INDEX $15,520       RUSSELL 2000 $12,176
                                                ------------------------      ---------------------       --------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  10405                       12875                        9745
12/31/99                                                  13028                       15597                       11817
6/30/00                                                   13798                       15520                       12176

                      SPECIAL EQUITY FUND -- INSTITUTIONAL

                                                    SPECIAL EQUITY -
                                                  INSTITUTIONAL $13,857       S&P 500 INDEX $15,520       RUSSELL 2000 $12,176
                                                  ---------------------       ---------------------       --------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  10421                       12875                        9745
12/31/99                                                  13073                       15597                       11817
6/30/00                                                   13857                       15520                       12176

                             AGGRESSIVE EQUITY FUND

                                                                                                           RUSSELL 2000 GROWTH
                                               AGGRESSIVE EQUITY $26,053      S&P 500 INDEX $23,239              $13,044
                                               -------------------------      ---------------------        -------------------
6/11/96                                                  10000                        10000                       10000
12/31/96                                                  9459                        11516                        9295
12/31/97                                                 10043                        14973                       10498
12/31/98                                                 14235                        19278                       10627
12/31/99                                                 23347                        23353                       12886
6/30/00                                                  26053                        23239                       13044

                              HIGH YIELD BOND FUND

                                                                                                   SALOMON HIGH YIELD CASH PAY
                                                                HIGH YIELD BOND FUND $12,324              INDEX $12,988
                                                                ----------------------------       ---------------------------
1/30/96                                                                    10000                              10000
12/31/96                                                                   10871                              11085
12/31/97                                                                   12207                              12539
12/31/98                                                                   12475                              13093
12/31/99                                                                   12480                              13200
6/30/00                                                                    12324                              12988

                        HIGH YIELD BOND FUND -- PREMIUM


                                                                 HIGH YIELD BOND - PREMIUM         SALOMON HIGH YIELD CASH PAY
                                                                          $10,047                         INDEX $10,358
                                                                 -------------------------         ---------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10185                              10442
12/31/99                                                                   10180                              10528
6/30/00                                                                    10047                              10358

                     HIGH YIELD BOND FUND -- INSTITUTIONAL


                                                              HIGH YIELD BOND - INSTITUTIONAL      SALOMON HIGH YIELD CASH PAY
                                                                          $10,105                         INDEX $10,358
                                                              -------------------------------      ---------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10214                              10442
12/31/99                                                                   10221                              10528
6/30/00                                                                    10105                              10358

                           INTERNATIONAL EQUITY FUND

                                                                                                  MSCI WORLD EX-US EQUITY INDEX
                                                            INTERNATIONAL EQUITY FUND $21,778                $16,320
                                                            ---------------------------------     -----------------------------
1/18/96                                                                   10000                               10000
12/31/96                                                                  11387                               10720
12/31/97                                                                  12268                               10994
12/31/98                                                                  13552                               13095
12/31/99                                                                  22189                               16797
6/30/00                                                                   21778                               16320

                      INTERNATIONAL EQUITY FUND -- PREMIUM

                                                               INTERNATIONAL EQUITY - PREMIUM     MSCI WORLD EX-US EQUITY INDEX
                                                                          $17,684                            $14,844
                                                               ------------------------------     -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   11011                              11911
12/31/99                                                                   18020                              15278
6/30/00                                                                    17684                              14844

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL

                                                          INTERNATIONAL EQUITY - INSTITUTIONAL    MSCI WORLD EX-US EQUITY INDEX
                                                                        $17,764                              $14,844
                                                          ------------------------------------    -----------------------------
1/5/98                                                                    10000                               10000
12/31/98                                                                  11027                               11911
12/31/99                                                                  18077                               15278
6/30/00                                                                   17764                               14844

                   STEPHENS INTERMEDIATE BOND FUND -- PREMIUM

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                      PREMIUM $11,144                      BOND $11,282
                                                                ----------------------------      -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10608                              10849
12/31/99                                                                   10750                              10902
6/30/00                                                                    11144                              11282

                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                   INSTITUTIONAL $11,175                   BOND $11,282
                                                                ----------------------------      -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10622                              10849
12/31/99                                                                   10777                              10902
6/30/00                                                                    11175                              11282

                     STEPHENS SELECT EQUITY FUND -- PREMIUM

                                                              STEPHENS SELECT EQUITY - PREMIUM
                                                                          $10,395                 RUSSELL MID CAP VALUE $10,458
                                                              --------------------------------    -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10500                              10542
12/31/99                                                                   10448                              10530
6/30/00                                                                    10395                              10458

                  STEPHENS SELECT EQUITY FUND -- INSTITUTIONAL


                                                                  STEPHENS SELECT EQUITY -
                                                                   INSTITUTIONAL $10,456          RUSSELL MID CAP VALUE $10,458
                                                                  ------------------------        -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10541                              10542
12/31/99                                                                   10498                              10530
6/30/00                                                                    10456                              10458

                                STOCK INDEX FUND


                                                                   STOCK INDEX - $11,439             S&P 500 INDEX - $11,539
                                                                   ---------------------             -----------------------
3/10/99                                                                    10000                              10000
12/31/99                                                                   11537                              11596
6/30/00                                                                    11439                              11539

The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Funds Group for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                 MONEY           HIGH
                                                                 MARKET      QUALITY BOND
                                                              ------------   ------------
ASSETS:
Securities at value (Cost $31,915,748)......................  $         --   $        --
Investment in Series Portfolio, at value....................   182,945,221    45,315,040
Cash........................................................            --            --
Interest receivable.........................................            --            --
Receivable for fee reimbursements...........................        13,177            --
                                                              ------------   -----------
    Total assets............................................   182,958,398    45,315,040
                                                              ------------   -----------
LIABILITIES:
Due to Advisor..............................................            --            --
Accrued expenses............................................        79,229        29,396
Distribution fees...........................................        32,951         9,163
Shareholder servicing fees..................................         6,791            --
Investment advisory fees....................................            --            --
                                                              ------------   -----------
    Total liabilities.......................................       118,971        38,559
                                                              ------------   -----------
    NET ASSETS..............................................  $182,839,427   $45,276,481
                                                              ============   ===========
NET ASSETS CONSIST OF:
  Paid-in capital...........................................   182,471,930    45,919,212
  Undistributed (accumulated) net investment income
    (loss)..................................................       402,636        99,621
  Undistributed (accumulated) net realized gains (losses)...       (35,139)     (213,980)
  Net unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies.........            --            --
  Net unrealized appreciation (depreciation) on securities
    and futures.............................................            --      (528,372)
                                                              ------------   -----------
    NET ASSETS..............................................  $182,839,427   $45,276,481
                                                              ============   ===========
NET ASSETS:
  Diversified Class of Shares...............................  $176,598,212   $45,276,481
                                                              ============   ===========
  Stephens Premium Class of Shares..........................  $    392,677
                                                              ============
  Stephens Institutional Class of Shares....................  $  5,848,538
                                                              ============
OUTSTANDING SHARES OF CAPITAL STOCK OF $.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
  Diversified Class of Shares...............................    16,657,818     4,034,659
                                                              ============   ===========
  Stephens Premium Class of Shares..........................        37,273
                                                              ============
  Stephens Institutional Class of Shares....................       561,503
                                                              ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares...............................  $      10.60   $     11.22
                                                              ============   ===========
  Stephens Premium Class of Shares..........................  $      10.54
                                                              ============
  Stephens Institutional Class of Shares....................  $      10.42
                                                              ============

---------------
(1) Formerly the Equity Income Fund
  * Net asset value per share equals Net Assets/Outstanding Shares ** Calculated NAV differs from presented due to rounding

                       See Notes to Financial Statements.

    INTERMEDIATE
     GOVERNMENT        CORE                        VALUE &         EQUITY        GROWTH &
        BOND           BOND         BALANCED      INCOME (1)       VALUE          INCOME
    ------------   ------------   ------------   ------------   ------------   ------------
    $        --    $         --   $         --   $         --   $         --   $         --
     47,732,877     144,065,945    158,480,992    252,952,072     73,456,708    505,837,378
             --              --             --             --             --             --
             --              --             --             --             --             --
             --              47          5,786          9,493         25,685          8,825
    -----------    ------------   ------------   ------------   ------------   ------------
     47,732,877     144,065,992    158,486,778    252,961,565     73,482,393    505,846,203
    -----------    ------------   ------------   ------------   ------------   ------------
             --              --             --             --             --             --
         37,299          45,972        141,769         69,993         58,710        161,463
          9,675          29,228         32,252         54,278         15,966        102,793
             --              --             --             --         17,063             --
             --              --             --             --             --             --
    -----------    ------------   ------------   ------------   ------------   ------------
         46,974          75,200        174,021        124,271         91,739        264,256
    -----------    ------------   ------------   ------------   ------------   ------------
    $47,685,903    $143,990,792   $158,312,757   $252,837,294   $ 73,390,654   $505,581,947
    ===========    ============   ============   ============   ============   ============
     48,531,176     149,369,940    153,137,054    271,480,333    101,364,087    417,045,598
         95,691         368,888        167,838         58,155        390,890     (1,199,311)
       (209,154)     (5,154,638)     4,919,624     46,193,944    (28,057,017)    21,141,115
             --        (100,365)       (37,217)            --             --             --
       (731,810)       (493,033)       125,458    (64,895,138)      (307,306)    68,594,545
    -----------    ------------   ------------   ------------   ------------   ------------
    $47,685,903    $143,990,792   $158,312,757   $252,837,294   $ 73,390,654   $505,581,947
    ===========    ============   ============   ============   ============   ============
    $47,685,903    $143,990,792   $158,312,757   $252,837,294   $ 50,036,398   $505,581,947
    ===========    ============   ============   ============   ============   ============
                                                                $  6,512,415
                                                                ============
                                                                $ 16,841,841
                                                                ============
      4,456,866      12,096,772      9,762,146     12,639,100      5,314,192     17,449,978
    ===========    ============   ============   ============   ============   ============
                                                                     879,865
                                                                ============
                                                                   2,247,791
                                                                ============
    $     10.70    $      11.90   $      16.22   $      20.00   $       9.42   $      28.97
    ===========    ============   ============   ============   ============   ============
                                                                $       7.40
                                                                ============
                                                                $       7.49
                                                                ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                 EQUITY        SPECIAL
                                                                 GROWTH         EQUITY
                                                              ------------   ------------
ASSETS:
Securities at value (Cost $31,915,748)......................  $         --   $         --
Investment in Series Portfolio, at value....................   460,972,221    306,086,021
Cash........................................................            --             --
Interest receivable.........................................            --             --
Receivable for fee reimbursements...........................        14,578             --
                                                              ------------   ------------
    Total assets............................................   460,986,799    306,086,021
                                                              ------------   ------------
LIABILITIES:
Due to Advisor..............................................            --          4,087
Accrued expenses............................................       154,333        147,960
Distribution fees...........................................        92,645         62,810
Shareholder servicing fees..................................        10,982         11,769
Investment advisory fees....................................            --             --
                                                              ------------   ------------
    Total liabilities.......................................       257,960        226,626
                                                              ------------   ------------
    NET ASSETS..............................................  $460,728,839   $305,859,395
                                                              ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital...........................................   358,549,990    256,859,035
  Undistributed (accumulated) net investment income
    (loss)..................................................    (1,125,131)      (817,712)
  Undistributed (accumulated) net realized gains (losses)...    40,060,209     20,015,520
  Net unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies.........            --             --
  Net unrealized appreciation (depreciation) on securities
    and futures.............................................    63,243,771     29,802,552
                                                              ------------   ------------
    NET ASSETS..............................................  $460,728,839   $305,859,395
                                                              ============   ============
NET ASSETS:
  Diversified Class of Shares...............................  $433,532,988   $283,504,385
                                                              ============   ============
  Stephens Premium Class of Shares..........................  $  6,064,445   $  4,547,745
                                                              ============   ============
  Stephens Institutional Class of Shares....................  $ 21,131,406   $ 17,807,265
                                                              ============   ============
OUTSTANDING SHARES OF CAPITAL STOCK OF $.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
  Diversified Class of Shares...............................    14,096,005     10,943,818
                                                              ============   ============
  Stephens Premium Class of Shares..........................       357,433        396,997
                                                              ============   ============
  Stephens Institutional Class of Shares....................     1,253,485      1,504,172
                                                              ============   ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares...............................  $      30.76   $      25.91
                                                              ============   ============
  Stephens Premium Class of Shares..........................  $      16.97   $      11.46
                                                              ============   ============
  Stephens Institutional Class of Shares....................  $      16.86   $      11.84
                                                              ============   ============

---------------
 * Net asset value per share equals Net Assets/Outstanding Shares.

** Calculated NAV differs from presented due to rounding.

                       See Notes to Financial Statements.

                                                   STEPHENS     STEPHENS
     AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
       EQUITY         BOND          EQUITY           BOND        EQUITY       INDEX
    ------------   -----------   -------------   ------------   --------   -----------
    $         --   $        --   $         --    $32,457,291    $     --   $        --
     207,690,497    49,879,493    246,811,431             --          --    85,497,432
              --            --             --      3,603,153          --            --
              --            --             --        555,465          --            --
          10,063         9,782          8,909         45,089      16,583            --
    ------------   -----------   ------------    -----------    --------   -----------
     207,700,560    49,889,275    246,820,340     36,660,998      16,583    85,497,432
    ------------   -----------   ------------    -----------    --------   -----------
              --            --             --             --       2,463            --
          70,927        59,586        101,548             --      11,982        60,213
          40,875        10,369         50,967          6,708           3            --
              --         2,596          9,013         30,424          20            --
              --            --             --         53,419           5            --
    ------------   -----------   ------------    -----------    --------   -----------
         111,802        72,551        161,528         90,551      14,473        60,213
    ------------   -----------   ------------    -----------    --------   -----------
    $207,588,758   $49,816,724   $246,658,812    $36,570,447    $  2,110   $85,437,219
    ============   ===========   ============    ===========    ========   ===========
     151,854,576    55,974,406    184,545,975     36,396,711       2,119    84,340,010
        (895,457)      176,552       (118,047)        59,791          (9)        9,717
      (5,701,089)   (5,287,402)    16,288,364       (427,598)         --    10,734,876
              --            --        193,322             --          --            --
      62,330,728    (1,046,832)    45,749,198        541,543          --    (9,647,384)
    ------------   -----------   ------------    -----------    --------   -----------
    $207,588,758   $49,816,724   $246,658,812    $36,570,447    $  2,110   $85,437,219
    ============   ===========   ============    ===========    ========   ===========
    $207,588,758   $45,441,405   $231,353,901                              $85,437,219
    ============   ===========   ============                              ===========
                   $   556,722   $  3,380,156    $ 4,272,488    $  1,054
                   ===========   ============    ===========    ========
                   $ 3,818,597   $ 11,924,755    $32,297,959    $  1,056
                   ===========   ============    ===========    ========
       8,876,932     4,607,325     11,447,288                                7,516,308
    ============   ===========   ============                              ===========
                        65,270        200,027        425,876         107
                   ===========   ============    ===========    ========
                       448,433        701,576      3,185,007         106
                   ===========   ============    ===========    ========
    $      23.39   $      9.86   $      20.21                              $     11.37
    ============   ===========   ============                              ===========
                   $      8.53   $      16.90    $     10.03    $   9.90**
                   ===========   ============    ===========    ========
                   $      8.52   $      17.00    $     10.14    $   9.93**
                   ===========   ============    ===========    ========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                MONEY          HIGH
                                                                MARKET     QUALITY BOND
                                                              ----------   ------------
INVESTMENT INCOME...........................................  $       --    $       --
ALLOCATED NET INVESTMENT INCOME (LOSS) FROM PORTFOLIOS......   4,381,457     1,285,393
                                                              ----------    ----------
EXPENSES:
  Administration fees.......................................     221,004        62,496
  Distribution fees.........................................     184,170        52,080
  Professional fees.........................................       5,212         1,417
  Directors fees............................................       1,809           483
  Insurance fees............................................          --            19
  Fund accounting fees......................................      10,865         4,661
  Dues and subscriptions....................................         471           172
  Reports to shareholders...................................      16,182         5,064
  Registration fees.........................................      20,112         8,977
  Investment advisory fees..................................          --            --
  Shareholder servicing fees (Note 3):
     Stephens Premium Class of Shares.......................         728            --
     Stephens Institutional Class of Shares.................       9,262            --
                                                              ----------    ----------
Total expenses before reimbursements........................     469,815       135,369
Fees reimbursed.............................................     (86,214)       (6,841)
                                                              ----------    ----------
Net expenses................................................     383,601       128,528
                                                              ----------    ----------
Net investment income (loss)................................   3,997,856     1,156,865
                                                              ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES (NOTE 2):
  Net realized gains (losses) on securities and futures.....     (12,216)     (108,995)
  Net change in unrealized appreciation (depreciation) on
     securities and futures.................................          --        95,723
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies.............................................          --            --
  Net realized gains (losses) on foreign currency
     transactions...........................................          --            --
                                                              ----------    ----------
  Net realized and unrealized gains (losses) on securities
     and foreign currencies.................................     (12,216)      (13,272)
                                                              ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $3,985,640    $1,143,593
                                                              ==========    ==========

---------------
(1) Formerly the Equity Income Fund

                       See Notes to Financial Statements.

    INTERMEDIATE
     GOVERNMENT       CORE                       VALUE &         EQUITY        GROWTH &
        BOND          BOND        BALANCED      INCOME(1)        VALUE          INCOME
    ------------   -----------   -----------   ------------   ------------   ------------
     $       --    $        --   $        --   $         --   $         --   $         --
      1,352,457      4,056,683     2,113,986      2,418,914      1,056,753         37,180
     ----------    -----------   -----------   ------------   ------------   ------------
         70,097        197,959       223,799        337,781        141,620        700,925
         58,414        164,966       186,499        281,484        118,017        584,104
          1,336          3,846         7,295          4,226          5,583          7,205
            484            604           847          1,126          1,705          1,933
             15             --            --             --             --             --
          4,280          4,660         4,480          4,471         10,283          4,660
            173            450           494            687            316          1,553
          9,513          5,537        68,500          1,691         11,562          1,221
          9,505         13,101        11,302         17,808         19,912         30,798
             --             --            --             --             --             --
             --             --            --             --         16,073             --
             --             --            --             --         28,459             --
     ----------    -----------   -----------   ------------   ------------   ------------
        153,817        391,123       503,216        649,274        353,530      1,332,399
        (11,254)            --       (87,118)       (42,939)      (108,184)       (95,908)
     ----------    -----------   -----------   ------------   ------------   ------------
        142,563        391,123       416,098        606,335        245,346      1,236,491
     ----------    -----------   -----------   ------------   ------------   ------------
      1,209,894      3,665,560     1,697,888      1,812,579        811,407     (1,199,311)
     ----------    -----------   -----------   ------------   ------------   ------------
       (209,154)    (2,225,059)    4,405,560     44,931,289    (24,625,511)    14,686,940
        531,563      2,106,426    (5,467,371)   (64,055,777)    10,307,439    (24,701,632)
             --       (100,365)      (46,305)            --             --             --
             --         90,089       133,337             --             --             --
     ----------    -----------   -----------   ------------   ------------   ------------
        322,409       (128,909)     (974,779)   (19,124,488)   (14,318,072)   (10,014,692)
     ----------    -----------   -----------   ------------   ------------   ------------
     $1,532,303    $ 3,536,651   $   723,109   $(17,311,909)  $(13,506,665)  $(11,214,003)
     ==========    ===========   ===========   ============   ============   ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                 EQUITY        SPECIAL
                                                                 GROWTH        EQUITY
                                                              ------------   -----------
INVESTMENT INCOME...........................................  $         --   $        --
ALLOCATED NET INVESTMENT INCOME (LOSS) FROM PORTFOLIOS......        30,886       (12,076)
                                                              ------------   -----------
EXPENSES:
  Administration fees.......................................       618,569       418,188
  Distribution fees.........................................       515,474       348,490
  Professional fees.........................................         8,967        12,240
  Directors fees............................................         2,961         2,195
  Insurance fees............................................            --            --
  Fund accounting fees......................................        10,723        10,834
  Dues and subscriptions....................................         1,338         1,051
  Reports to shareholders...................................        11,246        46,625
  Registration fees.........................................        35,724        22,634
  Investment advisory fees..................................            --            --
  Shareholder servicing fees (Note 3):
     Stephens Premium Class of Shares.......................        13,032        11,079
     Stephens Institutional Class of Shares.................        32,910        28,274
                                                              ------------   -----------
Total expenses before reimbursements........................     1,250,944       901,610
Fees reimbursed.............................................       (94,927)      (95,974)
                                                              ------------   -----------
Net expenses................................................     1,156,017       805,636
                                                              ------------   -----------
Net investment income (loss)................................    (1,125,131)     (817,712)
                                                              ------------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES (NOTE 2):
  Net realized gains (losses) on securities and futures.....    30,372,661    11,625,400
  Net change in unrealized appreciation (depreciation) on
     securities and futures.................................   (26,673,528)    4,240,720
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies.............................................            --            --
  Net realized gains (losses) on foreign currency
     transactions...........................................            --            --
                                                              ------------   -----------
  Net realized and unrealized gains (losses) on securities
     and foreign currencies.................................     3,699,133    15,866,120
                                                              ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $  2,574,002   $15,048,408
                                                              ============   ===========

                                                  STEPHENS     STEPHENS
    AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
      EQUITY         BOND          EQUITY           BOND        EQUITY       INDEX
    -----------   -----------   -------------   ------------   --------   ------------
    $        --   $        --   $         --     $  879,314    $    --    $         --
       (469,056)    2,182,807      1,117,487             --         --         337,685
    -----------   -----------   ------------     ----------    -------    ------------
        248,702        70,460        332,585         47,887          3          94,259
        207,252        58,717        277,154         39,905          3          67,328
          2,654         4,812          6,147          2,117         10           4,466
            600         1,685          1,948          2,027      2,013             111
             19            --             --             16          8              --
          3,935        10,651         10,466             --         --           4,500
            572           161            755            117          1              --
          5,297        16,221         15,684             17      1,182           2,432
         14,112        17,517         22,720          1,582         --          18,350
             --            --             --         15,963          1              --
             --         1,245          8,831         10,137          2              --
             --         6,039         20,205         48,772          2              --
    -----------   -----------   ------------     ----------    -------    ------------
        483,143       187,508        696,495        168,540      3,225         191,446
        (56,742)      (69,948)       (98,050)       (38,814)    (3,216)        (30,323)
    -----------   -----------   ------------     ----------    -------    ------------
        426,401       117,560        598,445        129,726          9         161,123
    -----------   -----------   ------------     ----------    -------    ------------
       (895,457)    2,065,247        519,042        749,588         (9)        176,562
    -----------   -----------   ------------     ----------    -------    ------------
     (7,539,478)   (3,352,402)    16,259,153       (361,766)        --      10,699,638
     24,969,266       837,570    (15,237,077)       877,044         --     (11,242,751)
             --            --        793,460             --         --              --
             --            --       (954,309)            --         --              --
    -----------   -----------   ------------     ----------    -------    ------------
     17,429,788    (2,514,832)       861,227        515,278         --        (543,113)
    -----------   -----------   ------------     ----------    -------    ------------
    $16,534,331   $  (449,585)  $  1,380,269     $1,264,866    $    (9)   $   (366,551)
    ===========   ===========   ============     ==========    =======    ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                   MONEY                HIGH
                                                                  MARKET            QUALITY BOND
                                                              ---------------       ------------
FROM OPERATIONS:
Net investment income (loss)................................  $     3,997,856       $ 1,156,865
Net realized gains (losses) on securities and futures.......          (12,216)         (108,995)
Net realized gains (losses) on foreign currency
  transactions..............................................               --                --
Net change in unrealized appreciation (depreciation) on
  securities................................................               --            95,723
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies................................................               --                --
                                                              ---------------       -----------
Net increase (decrease) in net assets resulting from
  operations................................................        3,985,640         1,143,593
                                                              ---------------       -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................       (3,612,871)       (1,057,495)
                                                              ---------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period........................................    1,537,340,619        11,550,783
Issued on reinvestment of dividends.........................        3,465,189         1,057,495
Redeemed during period......................................   (1,464,095,567)       (3,851,329)
                                                              ---------------       -----------
Net increase (decrease) Diversified Class of Shares.........       76,710,241         8,756,949
                                                              ---------------       -----------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period........................................          371,840
Issued on reinvestment of dividends.........................           11,067
Redeemed during period......................................         (127,308)
                                                              ---------------
Net increase (decrease) Stephens Premium Class of Shares....          255,599
                                                              ---------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period........................................        3,455,205
Issued on reinvestment of dividends.........................          136,615
Redeemed during period......................................       (2,272,499)
                                                              ---------------
Net increase (decrease) Stephens Institutional Class of
  Shares....................................................        1,319,321
                                                              ---------------
Increase (decrease) in net assets from net fund share
  transactions..............................................       78,285,161         8,756,949
                                                              ---------------       -----------
Total increase (decrease) in net assets.....................       78,657,930         8,843,047
NET ASSETS:
Beginning of period.........................................      104,181,497        36,433,434
                                                              ---------------       -----------
End of period...............................................  $   182,839,427       $45,276,481
                                                              ===============       ===========

---------------
(1) Formerly the Equity Income Fund

                       See notes to financial statements.

    INTERMEDIATE
     GOVERNMENT        CORE                        VALUE &         EQUITY        GROWTH &
        BOND           BOND         BALANCED      INCOME (1)       VALUE          INCOME
    ------------   ------------   ------------   ------------   ------------   -------------
    $  1,209,894   $  3,665,560   $  1,697,888   $  1,812,579   $    811,407   $  (1,199,311)
        (209,154)    (2,225,059)     4,405,560     44,931,289    (24,625,511)     14,686,940
              --         90,089        133,337             --             --              --
         531,563      2,106,426     (5,467,371)   (64,055,777)    10,307,439     (24,701,632)
              --       (100,365)       (46,305)            --             --              --
    ------------   ------------   ------------   ------------   ------------   -------------
       1,532,303      3,536,651        723,109    (17,311,909)   (13,506,665)    (11,214,003)
    ------------   ------------   ------------   ------------   ------------   -------------
      (1,114,944)    (3,315,110)    (1,544,147)    (1,781,054)      (810,063)             --
    ------------   ------------   ------------   ------------   ------------   -------------
      17,892,246     68,989,715     30,958,108    161,470,187     66,059,128     183,663,300
       1,114,944      3,315,110      1,544,147      1,781,054        546,583              --
     (12,105,472)   (41,057,227)   (16,382,626)   (94,803,856)   (94,366,145)   (126,664,882)
    ------------   ------------   ------------   ------------   ------------   -------------
       6,901,718     31,247,598     16,119,629     68,447,385    (27,760,434)     56,998,418
    ------------   ------------   ------------   ------------   ------------   -------------
                                                                   2,779,127
                                                                      75,442
                                                                    (647,849)
                                                                ------------
                                                                   2,206,720
                                                                ------------
                                                                   6,868,372
                                                                     188,038
                                                                  (3,479,642)
                                                                ------------
                                                                   3,576,768
                                                                ------------
       6,901,718     31,247,598     16,119,629     68,447,385    (21,976,946)     56,998,418
    ------------   ------------   ------------   ------------   ------------   -------------
       7,319,077     31,469,139     15,298,591     49,354,422    (36,293,674)     45,784,415
      40,366,826    112,521,653    143,014,166    203,482,872    109,684,328     459,797,532
    ------------   ------------   ------------   ------------   ------------   -------------
    $ 47,685,903   $143,990,792   $158,312,757   $252,837,294   $ 73,390,654   $ 505,581,947
    ============   ============   ============   ============   ============   =============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                 EQUITY             SPECIAL
                                                                 GROWTH             EQUITY
                                                              ------------       -------------
FROM OPERATIONS:
Net investment income (loss)................................  $ (1,125,131)      $    (817,712)
Net realized gains (losses) on securities and futures.......    30,372,661          11,625,400
Net realized gains (losses) on foreign currency
  transactions..............................................            --                  --
Net change in unrealized appreciation (depreciation) on
  securities................................................   (26,673,528)          4,240,720
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies................................................            --                  --
                                                              ------------       -------------
Net increase (decrease) in net assets resulting from
  operations................................................     2,574,002          15,048,408
                                                              ------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................            --                  --
                                                              ------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period........................................   160,088,332         497,706,274
Issued on reinvestment of dividends.........................            --                  --
Redeemed during period......................................   (81,764,258)       (452,611,373)
                                                              ------------       -------------
Net increase (decrease) Diversified Class of Shares.........    78,324,074          45,094,901
                                                              ------------       -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period........................................     2,273,461             794,649
Issued on reinvestment of dividends.........................            --                  --
Redeemed during period......................................      (247,984)           (635,511)
                                                              ------------       -------------
Net increase (decrease) Stephens Premium Class of Shares....     2,025,477             159,138
                                                              ------------       -------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period........................................     8,401,949           5,976,046
Issued on reinvestment of dividends.........................            --                  --
Redeemed during period......................................    (1,585,761)         (1,182,029)
                                                              ------------       -------------
Net increase (decrease) Stephens Institutional Class of
  Shares....................................................     6,816,188           4,794,017
                                                              ------------       -------------
Increase (decrease) in net assets from net fund share
  transactions..............................................    87,165,739          50,048,056
                                                              ------------       -------------
Total increase (decrease) in net assets.....................    89,739,741          65,096,464
NET ASSETS:
Beginning of period.........................................   370,989,098         240,762,931
                                                              ------------       -------------
End of period...............................................  $460,728,839       $ 305,859,395
                                                              ============       =============

                       See Notes to Financial Statements.

                                                     STEPHENS     STEPHENS
     AGGRESSIVE      HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
       EQUITY           BOND          EQUITY           BOND        EQUITY       INDEX
    -------------   ------------   -------------   ------------   --------   ------------
    $    (895,457)  $  2,065,247   $     519,042   $   749,588     $   (9)   $    176,562
       (7,539,478)    (3,352,402)     16,259,153      (361,766)        --      10,699,638
               --             --        (954,309)           --         --              --
       24,969,266        837,570     (15,237,077)      877,044         --     (11,242,751)
               --             --         793,460            --         --              --
    -------------   ------------   -------------   -----------     ------    ------------
       16,534,331       (449,585)      1,380,269     1,264,866         (9)       (366,551)
    -------------   ------------   -------------   -----------     ------    ------------
               --     (1,907,550)       (485,548)     (689,797)        --        (172,157)
    -------------   ------------   -------------   -----------     ------    ------------
      230,282,817     26,751,511     730,679,373                               62,999,796
               --      1,722,524         477,992                                  172,157
     (157,724,733)   (19,187,721)   (676,238,269)                              (2,970,923)
    -------------   ------------   -------------                             ------------
       72,558,084      9,286,314      54,919,096                               60,201,030
    -------------   ------------   -------------                             ------------
                         274,535         326,914       653,237         --
                          23,292              --        88,168         --
                         (12,151)       (544,117)     (132,281)        --
                    ------------   -------------   -----------     ------
                         285,676        (217,203)      609,124         --
                    ------------   -------------   -----------     ------
                       1,084,899       3,230,366    15,533,091         --
                         161,734           7,556       601,629         --
                        (547,640)     (3,609,520)   (5,573,433)        --
                    ------------   -------------   -----------     ------
                         698,993        (371,598)   10,561,287         --
                    ------------   -------------   -----------     ------
       72,558,084     10,270,983      54,330,295    11,170,411         --      60,201,030
    -------------   ------------   -------------   -----------     ------    ------------
       89,092,415      7,913,848      55,225,016    11,745,480         (9)     59,662,322
      118,496,343     41,902,876     191,433,796    24,824,967      2,119      25,774,897
    -------------   ------------   -------------   -----------     ------    ------------
    $ 207,588,758   $ 49,816,724   $ 246,658,812   $36,570,447     $2,110    $ 85,437,219
    =============   ============   =============   ===========     ======    ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                   INTERMEDIATE
                                                        MONEY           HIGH        GOVERNMENT
                                                       MARKET       QUALITY BOND       BOND
                                                    -------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)....................  $   4,247,164   $ 1,514,811    $  1,624,117
  Net realized gains (losses) on securities and
     futures......................................        (20,633)      (30,158)         49,879
  Net realized gains (losses) on foreign currency
     transactions.................................             --            --              --
  Net change in unrealized appreciation
     (depreciation) on securities.................             --      (701,343)     (1,381,216)
  Net change in unrealized appreciation
     (depreciation) on translation of assets and
     liabilities in foreign currencies............             --            --              --
                                                    -------------   -----------    ------------
     Net increase (decrease) in net assets
       resulting from operations..................      4,226,531       783,310         292,780
                                                    -------------   -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................     (4,229,513)   (1,518,052)     (1,618,309)
  In excess of net investment income..............             --            --              --
  Net realized gains from investment
     transactions.................................             --            --         (26,073)
  In excess of net realized gains.................             --            --              --
  Tax return of capital...........................             --            --              --
                                                    -------------   -----------    ------------
     Total dividends and distributions............     (4,229,513)   (1,518,052)     (1,644,382)
                                                    -------------   -----------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
  DIVERSIFIED CLASS OF SHARES:
     Issued during year...........................    842,626,435    21,019,600      25,723,467
     Issued on reinvestment of dividends and
       distributions..............................      4,087,650     1,518,052       1,644,382
     Redeemed during year.........................   (811,080,282)   (6,400,810)    (11,542,749)
                                                    -------------   -----------    ------------
  Net increase Diversified Class of Shares........     35,633,803    16,136,842      15,825,100
                                                    -------------   -----------    ------------
  STEPHENS PREMIUM CLASS OF SHARES:
     Issued during year...........................        153,613
     Issued on reinvestment of dividends and
       distributions..............................          3,701
     Redeemed during year.........................       (203,682)
                                                    -------------
  Net increase (decrease) Stephens Premium Class
     of Shares....................................        (46,368)
                                                    -------------
  STEPHENS INSTITUTIONAL CLASS OF SHARES:
     Issued during year...........................      4,900,650
     Issued on reinvestment of dividends and
       distributions..............................        138,162
     Redeemed during year.........................     (9,413,887)
                                                    -------------
  Net increase (decrease) Stephens Institutional
     Class of Shares..............................     (4,375,075)
                                                    -------------
  Increase in net assets from net fund share
     transactions.................................     31,212,360    16,136,842      15,825,100
                                                    -------------   -----------    ------------
Total increase in net assets......................     31,209,378    15,402,100      14,473,498
NET ASSETS:
  Beginning of year...............................     72,972,119    21,031,334      25,893,328
                                                    -------------   -----------    ------------
  End of year.....................................  $ 104,181,497   $36,433,434    $ 40,366,826
                                                    =============   ===========    ============

---------------
(1) Formerly the Government/Corporate Bond Fund

                       See notes to financial statements.

        CORE                         EQUITY         EQUITY        GROWTH &
      BOND (1)       BALANCED        INCOME         VALUE          INCOME
    ------------   ------------   ------------   ------------   -------------
    $  4,716,179   $  2,313,933   $  1,972,179   $  1,118,965   $  (1,490,263)
      (2,989,387)     9,080,597     15,265,851      3,340,568      46,227,322
              --        131,761             --             --              --
      (2,993,983)     2,381,690     (6,202,711)    (8,950,631)     53,763,994
              --          9,088             --             --              --
    ------------   ------------   ------------   ------------   -------------
      (1,267,191)    13,917,069     11,035,319     (4,491,098)     98,501,053
    ------------   ------------   ------------   ------------   -------------
      (4,703,886)    (2,446,230)    (1,873,496)    (1,072,387)             --
              --             --             --             --              --
              --     (6,755,333)    (5,472,322)    (3,047,040)    (20,253,293)
              --             --             --     (3,171,480)             --
              --             --             --             --              --
    ------------   ------------   ------------   ------------   -------------
      (4,703,886)    (9,201,563)    (7,345,818)    (7,290,907)    (20,253,293)
    ------------   ------------   ------------   ------------   -------------
      81,981,077     67,817,082    148,777,258     98,685,945     348,248,667
       4,703,886      9,201,563      7,345,818      5,330,472      20,253,293
     (33,798,013)   (42,190,264)   (80,807,918)   (61,300,748)   (187,898,597)
    ------------   ------------   ------------   ------------   -------------
      52,886,950     34,828,381     75,315,158     42,715,669     180,603,363
    ------------   ------------   ------------   ------------   -------------
                                                    3,778,485
                                                      442,170
                                                     (673,184)
                                                 ------------
                                                    3,547,471
                                                 ------------
                                                    8,762,946
                                                    1,518,265
                                                   (4,987,832)
                                                 ------------
                                                    5,293,379
                                                 ------------
      52,886,950     34,828,381     75,315,158     51,556,519     180,603,363
    ------------   ------------   ------------   ------------   -------------
      46,915,873     39,543,887     79,004,659     39,774,514     258,851,123
      65,605,780    103,470,279    124,478,213     69,909,814     200,946,409
    ------------   ------------   ------------   ------------   -------------
    $112,521,653   $143,014,166   $203,482,872   $109,684,328   $ 459,797,532
    ============   ============   ============   ============   =============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                          EQUITY          SPECIAL       AGGRESSIVE
                                                          GROWTH          EQUITY          EQUITY
                                                       -------------   -------------   ------------
FROM OPERATIONS:
  Net investment income (loss).......................  $  (1,097,827)  $    (761,968)  $   (592,935)
  Net realized gains (losses) on securities and
    futures..........................................     29,618,171      29,976,744     11,963,964
  Net realized gains (losses) on foreign currency
    transactions.....................................             --              --             --
  Net change in unrealized appreciation
    (depreciation) on securities.....................     58,507,258      17,057,980     29,570,965
  Net change in unrealized appreciation
    (depreciation) on translation of assets and
    liabilities in foreign currencies................             --              --             --
                                                       -------------   -------------   ------------
    Net increase (decrease) in net assets resulting
       from operations...............................     87,027,602      46,272,756     40,941,994
                                                       -------------   -------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................             --              --             --
  In excess of net investment income.................             --              --             --
  Net realized gains from investment transactions....    (14,061,707)    (15,744,623)    (8,275,296)
  In excess of net realized gains....................             --              --             --
  Tax return of capital..............................             --              --             --
                                                       -------------   -------------   ------------
    Total dividends and distributions................    (14,061,707)    (15,744,623)    (8,275,296)
                                                       -------------   -------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
  DIVERSIFIED CLASS OF SHARES:
    Issued during year...............................    273,476,423     222,838,966    111,196,362
    Issued on reinvestment of dividends and
       distributions.................................     12,782,283      13,708,047      8,275,296
    Redeemed during year.............................   (154,382,515)   (167,318,946)   (67,796,993)
                                                       -------------   -------------   ------------
  Net increase Diversified Class of Shares...........    131,876,191      69,228,067     51,674,665
                                                       -------------   -------------   ------------
  STEPHENS PREMIUM CLASS OF SHARES:
    Issued during year...............................      3,236,274       2,731,396
    Issued on reinvestment of dividends and
       distributions.................................        256,141         546,105
    Redeemed during year.............................       (291,936)       (907,723)
                                                       -------------   -------------
  Net increase (decrease) Stephens Premium Class of
    Shares...........................................      3,200,479       2,369,778
                                                       -------------   -------------
  STEPHENS INSTITUTIONAL CLASS OF SHARES:
    Issued during year...............................      7,373,138       4,875,029
    Issued on reinvestment of dividends and
       distributions.................................      1,023,283       1,490,471
    Redeemed during year.............................     (1,651,515)     (3,083,872)
                                                       -------------   -------------
  Net increase (decrease) Stephens Institutional
    Class of Shares..................................      6,744,906       3,281,628
                                                       -------------   -------------
  Increase in net assets from net fund share
    transactions.....................................    141,821,576      74,879,473     51,674,665
                                                       -------------   -------------   ------------
Total increase in net assets.........................    214,787,471     105,407,606     84,341,363
NET ASSETS:
  Beginning of year..................................    156,201,627     135,355,325     34,154,980
                                                       -------------   -------------   ------------
  End of year........................................  $ 370,989,098   $ 240,762,931   $118,496,343
                                                       =============   =============   ============

---------------
(2) Commencement of Operations, March 10, 1999

                       See notes to financial statements.

                                     STEPHENS     STEPHENS
     HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
        BOND          EQUITY           BOND        EQUITY     INDEX(2)
    ------------   -------------   ------------   --------   -----------
    $  2,778,436   $     193,734   $ 1,039,283     $  (10)   $   101,994
      (1,971,625)      7,243,630       (65,832)        --        590,368
              --        (468,918)           --         --             --
        (780,498)     59,453,830      (597,651)        --      1,595,367
              --        (222,294)           --         --             --
    ------------   -------------   -----------     ------    -----------
          26,313      66,199,982       375,800        (10)     2,287,729
    ------------   -------------   -----------     ------    -----------
      (4,123,179)             --    (1,039,283)        --        (96,683)
         (35,112)       (655,197)           --         --             --
              --      (3,012,907)           --         --             --
              --              --            --         --             --
              --              --       (30,094)        --             --
    ------------   -------------   -----------     ------    -----------
      (4,158,291)     (3,668,104)   (1,069,377)        --        (96,683)
    ------------   -------------   -----------     ------    -----------
      58,411,981     418,368,685                              25,359,765
       3,740,886       3,336,191                                  96,683
     (43,147,624)   (366,816,411)                             (1,872,597)
    ------------   -------------                             -----------
      19,005,243      54,888,465                              23,583,851
    ------------   -------------                             -----------
         443,152       1,807,983     1,451,399         15
          51,261          73,362       144,919         --
        (458,491)       (715,384)   (2,073,976)        --
    ------------   -------------   -----------     ------
          35,922       1,165,961      (477,658)        15
    ------------   -------------   -----------     ------
       1,898,237       4,491,820    12,717,976         10
         366,144         258,551       924,458         --
        (726,306)     (3,099,404)   (8,544,967)        --
    ------------   -------------   -----------     ------
       1,538,075       1,650,967     5,097,467         10
    ------------   -------------   -----------     ------
      20,579,240      57,705,393     4,619,809         25     23,583,851
    ------------   -------------   -----------     ------    -----------
      16,447,262     120,237,271     3,926,232         15     25,774,897
      25,455,614      71,196,525    20,898,735      2,104             --
    ------------   -------------   -----------     ------    -----------
    $ 41,902,876   $ 191,433,796   $24,824,967     $2,119    $25,774,897
    ============   =============   ===========     ======    ===========

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                                                     VALUE
 ---------                                                                  -----------
              US TREASURY NOTES -- 67.17%
$ 4,000,000   6.50%, 08/15/05.............................................  $ 4,042,500
 10,555,000   6.25%, 02/15/07.............................................   10,564,901
  5,160,000   5.625%, 05/15/08............................................    4,976,175
  5,210,000   5.50%, 05/15/09.............................................    4,982,062
                                                                            -----------
              TOTAL US TREASURY NOTES (Cost $24,073,804)..................   24,565,638
                                                                            -----------
              US TREASURY INFLATION INDEX -- 21.58%
  7,680,000   3.625%, 01/15/08 (Cost $7,841,944)..........................    7,891,653
                                                                            -----------
              Total Investments -- 88.75% (Cost $31,915,748)..............   32,457,291
              Other assets less liabilities -- 11.25%.....................    4,113,156
                                                                            -----------
              NET ASSETS -- 100.00%.......................................  $36,570,447
                                                                            ===========

              The aggregate cost of securities for federal income tax
                purposes at June 30, 2000, is $31,915,748.
              The following amount is based on cost for federal income tax purposes:

             Gross unrealized appreciation...............................  $   541,543
                                                                           ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of sixteen different series that are, in effect, separate investment funds. Fourteen of the series are as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund (formerly known as the Equity Income
Fund), the Equity Value Fund, the Growth & Income Fund, the Equity Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Equity Value Fund and the Aggressive Equity Fund which were established on May 1, 1996 and the Stock Index Fund which was established March 10, 1999. Effective February 10, 1999, the Stock Index Fund changed its year end from February 28, to December 31. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Barclay Investors Master Portfolio -- S&P 500 Index Portfolio (the "Global Investors Master Portfolio"). The Series Portfolio and the Global Investors Master Portfolio are open-end management investment companies registered under the 1940 Act.

     The Stephens Intermediate Bond Fund and the Stephens Select Equity Fund (collectively, the "Stephens Funds"), two additional series of the Trust, were established on January 2, 1998. The Funds and the Stephens Funds offer Premium Class and Institutional Class shares. The Stephens Intermediate Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies. The Stephens Select Equity Fund seeks to achieve its investment objective by investing primarily in equity securities of domestic corporations. On January 2, 1998, six of the Funds (Money Market, Equity Value, Equity Growth, Special Equity, High Yield Bond and International Equity) established Stephens Premium Class and Stephens Institutional Class shares, in addition to the existing shares now known as the Diversified Class of shares. The three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law.

     At June 30, 2000, each Fund's investment in the corresponding Series Portfolios/Global Investors Master Portfolio was as follows:

                            FUND                              PERCENTAGE OF INTEREST IN PORTFOLIOS
                            ----                              ------------------------------------
Money Market................................................                 37.38
High Quality Bond...........................................                 19.84
Intermediate Government Bond................................                 26.60
Core Bond...................................................                 26.68
Balanced....................................................                 30.12
Value & Income (formerly Equity Income).....................                 22.75
Equity Value................................................                 42.63
Growth & Income.............................................                 38.48
Equity Growth...............................................                 33.46

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

1. ORGANIZATION (CONTINUED)

                            FUND                              PERCENTAGE OF INTEREST IN PORTFOLIOS
                            ----                              ------------------------------------
Special Equity..............................................                 23.24
Aggressive Equity...........................................                 47.11
High Yield Bond.............................................                 39.96
International Equity........................................                 35.37
Stock Index.................................................                  2.24

     The financial statements of the Series Portfolio, the Global Investors Master Portfolio and the Stephens Funds, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Funds' and the Stephens Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Funds in the preparation of its financial statements.

  A. INVESTMENT VALUATION:

     The value of each Fund's investment in a corresponding series of the Series Portfolio or the Global Investors Master Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Global Investors Master Portfolio.

     The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are included elsewhere in this report.

     The valuation policy for the Stock Index Fund is discussed in Note 1 of the Global Investors Master Portfolio notes to financial statements, which are located elsewhere in this book.

     The bonds held by the Stephens Intermediate Bond Fund are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

  B. INVESTMENT INCOME:

     Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/the Global Investor Master Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio/the Global Investor Master Portfolio are allocated pro rata among the investors at the time of such determination.

     Security transactions for the Stephens Intermediate Bond Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Intermediate Bond Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Income and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative daily net asset value of each class. Realized gains and losses from security transactions are recorded on the identified cost basis.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

  D. FEDERAL INCOME TAXES:

     Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     For federal income tax purposes, the Funds indicated below have capital loss carryforwards at June 30, 2000, which are available to offset future realized capital gains, if any:

                                                           CAPITAL LOSS CARRYFORWARD   EXPIRATION DATE
                                                           -------------------------   ---------------
Money Market.............................................         $    2,290                2006
                                                                      20,633                2007
High Quality Bond........................................             39,967                2006
                                                                      65,017                2007
Core Bond................................................          2,910,188                2007
Special Equity...........................................             58,568                2006
High Yield Bond..........................................            170,035                2006
                                                                   1,748,170                2007
Stephens Intermediate Bond...............................             65,832                2007

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of the Funds and the Stephens' Funds. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated among them.

     Additionally, the Funds and the Stephens Funds may allocate among their classes certain non class specific expenses based upon the relative daily net asset value of each class. Class specific expenses of the Funds and the Stephens Funds are limited to shareholder servicing fees.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Funds at an annual rate equal to 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $3,692,076 for the period ended June 30, 2000.

     The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens Funds at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds and the Stephens Funds amounted to $3,144,058 for the period ended June 30, 2000.

     Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of Stephens Premium and Stephens Institutional Classes of shares. The Service Agent receives a fee from each of these two classes of shares at an annual rate of 0.50% and 0.35%, respectively, of the average daily net assets of each class. The Service Agent earned fees of $235,050 for the period ended June 30, 2000.

     The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each class, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding class' average daily net assets, including the expenses of the Portfolio Series.

                                                                           STEPHENS      STEPHENS
                                                       DIVERSIFIED          PREMIUM    INSTITUTIONAL
                                                          CLASS              CLASS         CLASS
                                                       EXPENSE CAP        EXPENSE CAP   EXPENSE CAP
                                                  ----------------------  -----------  -------------
Money Market....................................  80 basis points (b.p.)    95 b.p.      75 b.p.
High Quality Bond...............................         100 b.p.             --            --
Intermediate Government Bond....................         100 b.p.             --            --
Core Bond.......................................         100 b.p.             --            --
Balanced........................................         110 b.p.             --            --
Value & Income (formerly Equity Income).........         100 b.p.             --            --
Equity Value....................................         110 b.p.          135 b.p.      110 b.p.
Growth & Income.................................         115 b.p.             --            --
Equity Growth...................................         125 b.p.          120 b.p.      100 b.p.
Special Equity..................................         150 b.p.          140 b.p.      120 b.p.
Aggressive Equity...............................         150 b.p.             --            --
High Yield Bond.................................         110 b.p.          130 b.p.      110 b.p.
International Equity............................         140 b.p.          145 b.p.      125 b.p.
Stock Index.....................................         65 b.p.              --            --
Stephens Intermediate Bond......................            --              90 b.p.      80 b.p.
Stephens Select Equity..........................            --              90 b.p.      85 b.p.

     Of the fees earned by the Advisor, Distributor, and Service Agent, $47,890, $573,781, and $176,137, respectively, were reimbursed.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly,

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED) none of the Trust's officers receive compensation from the Funds. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2000, amounted to $22,531.

4. PURCHASE AND SALE OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the period ended June 30, 2000, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Stephens Intermediate Bond
  U.S. Government Obligations...............................     $46,530,158          $40,101,945

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

     The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into fifteen series of shares (one series underlying each Fund). The Money Market, Equity Value, Equity Growth, Special Equity, High Yield Bond and International Equity Funds each contain three classes of shares, the Diversified Class, the Stephens Premium Class and the Stephens Institutional Class. The Stephens Funds each contain two classes of shares, the Stephens Premium Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED
                                                              JUNE 30, 2000      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................   143,406,194        78,859,310
Issued on reinvestment of dividends and distributions.......       327,523           386,722
Redeemed during period......................................  (136,479,704)      (75,968,833)
                                                              ------------       -----------
Net increase................................................     7,254,013         3,277,199
                                                              ============       ===========
HIGH QUALITY BOND
Issued during period........................................     1,026,195         1,828,988
Issued on reinvestment of dividends and distributions.......        94,335           135,773
Redeemed during period......................................      (341,183)         (556,100)
                                                              ------------       -----------
Net increase................................................       779,347         1,408,661
                                                              ============       ===========
INTERMEDIATE GOVERNMENT BOND
Issued during period........................................     1,679,197         2,334,425
Issued on reinvestment of dividends and distributions.......       104,297           154,693
Redeemed during period......................................    (1,125,425)       (1,048,753)
                                                              ------------       -----------
Net increase................................................       658,069         1,440,365
                                                              ============       ===========
CORE BOND
Issued during period........................................     5,789,363         6,575,465
Issued on reinvestment of dividends and distributions.......       278,815           395,618
Redeemed during period......................................    (3,440,676)       (2,710,616)
                                                              ------------       -----------
Net increase................................................     2,627,502         4,260,467
                                                              ============       ===========
BALANCED
Issued during period........................................     1,923,340         4,235,665
Issued on reinvestment of dividends and distributions.......        94,271           577,771
Redeemed during period......................................    (1,019,739)       (2,618,909)
                                                              ------------       -----------
Net increase................................................       997,872         2,194,527
                                                              ============       ===========
VALUE & INCOME
Issued during period........................................     7,699,100         6,666,565
Issued on reinvestment of dividends and distributions.......        86,375           350,301
Redeemed during period......................................    (4,526,141)       (3,585,250)
                                                              ------------       -----------
Net increase................................................     3,259,334         3,431,616
                                                              ============       ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED
                                                              JUNE 30, 2000      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
EQUITY VALUE
Issued during period........................................     6,530,039         7,733,949
Issued on reinvestment of dividends and distributions.......        55,322           494,096
Redeemed during period......................................    (9,170,307)       (4,696,502)
                                                              ------------       -----------
Net increase (decrease).....................................    (2,584,946)        3,531,543
                                                              ============       ===========
GROWTH & INCOME
Issued during period........................................     6,369,834        13,611,040
Issued on reinvestment of dividends and distributions.......            --           725,664
Redeemed during period......................................    (4,404,558)       (7,228,547)
                                                              ------------       -----------
Net increase................................................     1,965,276         7,108,157
                                                              ============       ===========
EQUITY GROWTH
Issued during period........................................     5,313,745        10,445,421
Issued on reinvestment of dividends and distributions.......            --           441,263
Redeemed during period......................................    (2,702,066)       (5,875,950)
                                                              ------------       -----------
Net increase................................................     2,611,679         5,010,734
                                                              ============       ===========
SPECIAL EQUITY
Issued during period........................................    19,375,375        10,159,000
Issued on reinvestment of dividends and distributions.......            --           607,626
Redeemed during period......................................   (17,598,717)       (7,600,022)
                                                              ------------       -----------
Net increase................................................     1,776,658         3,166,604
                                                              ============       ===========
AGGRESSIVE EQUITY
Issued during period........................................    10,207,144         6,574,357
Issued on reinvestment of dividends and distributions.......            --           430,781
Redeemed during period......................................    (6,985,005)       (3,817,840)
                                                              ------------       -----------
Net increase................................................     3,222,139         3,187,298
                                                              ============       ===========
HIGH YIELD BOND
Issued during period........................................     2,634,677         5,100,727
Issued on reinvestment of dividends and distributions.......       174,345           352,076
Redeemed during period......................................    (1,890,232)       (3,755,739)
                                                              ------------       -----------
Net increase................................................       918,790         1,697,064
                                                              ============       ===========
INTERNATIONAL EQUITY
Issued during period........................................    36,399,329        25,762,223
Issued on reinvestment of dividends and distributions.......        23,466           173,399
Redeemed during period......................................   (33,469,621)      (22,369,827)
                                                              ------------       -----------
Net increase................................................     2,953,174         3,565,795
                                                              ============       ===========
STOCK INDEX
Issued during period........................................     5,522,159         2,413,720
Issued on reinvestment of dividends and distributions.......        14,924             8,718
Redeemed during period......................................      (264,944)         (178,269)
                                                              ------------       -----------
Net increase................................................     5,272,139         2,244,169
                                                              ============       ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   STEPHENS PREMIUM CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED
                                                              JUNE 30, 2000      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................        34,912            14,715
Issued on reinvestment of dividends and distributions.......         1,051               352
Redeemed during period......................................       (12,020)          (19,369)
                                                              ------------       -----------
Net increase (decrease).....................................        23,943            (4,302)
                                                              ============       ===========
EQUITY VALUE
Issued during period........................................       330,205           351,334
Issued on reinvestment of dividends and distributions.......         9,710            52,081
Redeemed during period......................................       (77,507)          (65,009)
                                                              ------------       -----------
Net increase................................................       262,408           338,406
                                                              ============       ===========
EQUITY GROWTH
Issued during period........................................       132,923           224,906
Issued on reinvestment of dividends and distributions.......            --            16,022
Redeemed during period......................................       (14,896)          (19,423)
                                                              ------------       -----------
Net increase................................................       118,027           221,505
                                                              ============       ===========
SPECIAL EQUITY
Issued during period........................................        71,975           263,878
Issued on reinvestment of dividends and distributions.......            --            54,775
Redeemed during period......................................       (58,648)          (89,224)
                                                              ------------       -----------
Net increase................................................        13,327           229,429
                                                              ============       ===========
HIGH YIELD BOND
Issued during period........................................        30,917            43,373
Issued on reinvestment of dividends and distributions.......         2,724             5,437
Redeemed during period......................................        (1,366)          (46,939)
                                                              ------------       -----------
Net increase................................................        32,275             1,871
                                                              ============       ===========
INTERNATIONAL EQUITY
Issued during period........................................        19,549           133,740
Issued on reinvestment of dividends and distributions.......            --             4,568
Redeemed during period......................................       (31,934)          (56,605)
                                                              ------------       -----------
Net increase (decrease).....................................       (12,385)           81,703
                                                              ============       ===========
STEPHENS INTERMEDIATE BOND
Issued during period........................................        66,118           142,805
Issued on reinvestment of dividends and distributions.......         8,808            14,653
Redeemed during period......................................       (13,238)         (202,743)
                                                              ------------       -----------
Net increase (decrease).....................................        61,688           (45,285)
                                                              ============       ===========
STEPHENS SELECT EQUITY
Issued during period........................................            --                 2
Issued on reinvestment of dividends and distributions.......            --                --
                                                              ------------       -----------
Net increase................................................            --                 2
                                                              ============       ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                STEPHENS INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED
                                                              JUNE 30, 2000      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................       329,624           467,588
Issued on reinvestment of dividends and distributions.......        13,136            13,310
Redeemed during period......................................      (216,269)         (907,507)
                                                              ------------       -----------
Net increase (decrease).....................................       126,491          (426,609)
                                                              ============       ===========
EQUITY VALUE
Issued during period........................................       841,614           835,336
Issued on reinvestment of dividends and distributions.......        23,893           170,698
Redeemed during period......................................      (427,620)         (481,132)
                                                              ------------       -----------
Net increase................................................       437,887           524,902
                                                              ============       ===========
EQUITY GROWTH
Issued during period........................................       511,666           509,289
Issued on reinvestment of dividends and distributions.......            --            65,283
Redeemed during period......................................       (96,075)         (111,617)
                                                              ------------       -----------
Net increase................................................       415,591           462,955
                                                              ============       ===========
SPECIAL EQUITY
Issued during period........................................       520,302           466,881
Issued on reinvestment of dividends and distributions.......            --           144,847
Redeemed during period......................................      (106,099)         (289,552)
                                                              ------------       -----------
Net increase................................................       414,203           322,176
                                                              ============       ===========
HIGH YIELD BOND
Issued during period........................................       123,224           190,231
Issued on reinvestment of dividends and distributions.......        18,960            39,555
Redeemed during period......................................       (61,897)          (73,018)
                                                              ------------       -----------
Net increase................................................        80,287           156,768
                                                              ============       ===========
INTERNATIONAL EQUITY
Issued during period........................................       189,773           362,110
Issued on reinvestment of dividends and distributions.......           441            16,019
Redeemed during period......................................      (214,546)         (243,807)
                                                              ------------       -----------
Net increase (decrease).....................................       (24,332)          134,322
                                                              ============       ===========
STEPHENS INTERMEDIATE BOND
Issued during period........................................     1,550,595         1,236,107
Issued on reinvestment of dividends and distributions.......        59,508            92,538
Redeemed during period......................................      (550,290)         (833,834)
                                                              ------------       -----------
Net increase................................................     1,059,813           494,811
                                                              ============       ===========
STEPHENS SELECT EQUITY
Issued during period........................................            --                 1
Issued on reinvestment of dividends and distributions.......            --                --
                                                              ------------       -----------
Net increase................................................            --                 1
                                                              ============       ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

                       DIVERSIFIED INVESTORS FUNDS GROUP

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                                                INCOME FROM
                                                           INVESTMENT OPERATIONS
                                                        ---------------------------
                                           NET ASSET                  NET REALIZED       TOTAL
                                             VALUE         NET       AND UNREALIZED     INCOME
                FOR THE                    BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
              PERIOD/YEAR                     OF          INCOME      (LOSSES) ON     INVESTMENT
                 ENDED                    PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
              -----------                 -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2000+                                 $10.58        $0.29          $ 0.01         $ 0.30
12/31/1999                                   10.44         0.49              --           0.49
12/31/1998                                   10.26         0.51              --           0.51
12/31/1997                                   10.11         0.51           (0.01)          0.50
12/31/1996                                    9.83         0.19            0.30           0.49
12/31/1995                                    9.61         0.31            0.22           0.53
HIGH QUALITY BOND
06/30/2000+                                  11.19         0.31           (0.01)          0.30
12/31/1999                                   11.39         0.60           (0.30)          0.30
12/31/1998                                   11.13         0.61            0.06           0.67
12/31/1997                                   10.89         0.63           (0.07)          0.56
12/31/1996                                   10.61         0.20            0.28           0.48
12/31/1995                                    9.87         0.42            0.74           1.16
INTERMEDIATE GOVERNMENT BOND(1)
06/30/2000+                                  10.63         0.28            0.05           0.33
12/31/1999                                   10.98         0.53           (0.42)          0.11
12/31/1998                                   10.67         0.54            0.15           0.69
12/31/1997                                   10.21         0.54            0.16           0.70
12/31/1996                                   10.00         0.14            0.22           0.36
CORE BOND
06/30/2000+                                  11.88         0.33           (0.03)          0.30
12/31/1999                                   12.60         0.66           (0.85)         (0.19)
12/31/1998                                   12.27         0.68            0.20           0.88
12/31/1997                                   11.69         0.72            0.24           0.96
12/31/1996                                   11.60         0.22            0.10           0.32
12/31/1995                                    9.91         0.30            1.71           2.01


                                                          DIVIDENDS AND DISTRIBUTIONS FROM
                                          ----------------------------------------------------------------
                                                                        NET         IN EXCESS
                                                       IN EXCESS     REALIZED         OF NET         TAX
                FOR THE                      NET         OF NET        GAINS      REALIZED GAINS   RETURN
              PERIOD/YEAR                 INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
                 ENDED                      INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
              -----------                 ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2000+                                 $(0.28)      $   --       $   --          $  --        $   --
12/31/1999                                   (0.35)          --           --             --            --
12/31/1998                                   (0.33)          --           --             --         (0.00)**
12/31/1997                                   (0.35)          --           --             --            --
12/31/1996                                   (0.19)          --           --             --         (0.02)
12/31/1995                                   (0.31)          --           --             --            --
HIGH QUALITY BOND
06/30/2000+                                  (0.27)          --           --             --            --
12/31/1999                                   (0.50)          --           --             --            --
12/31/1998                                   (0.41)          --           --             --            --
12/31/1997                                   (0.32)          --           --             --         (0.00)**
12/31/1996                                   (0.20)          --           --             --            --
12/31/1995                                   (0.42)          --           --             --            --
INTERMEDIATE GOVERNMENT BOND(1)
06/30/2000+                                  (0.26)          --           --             --            --
12/31/1999                                   (0.45)          --        (0.01)            --            --
12/31/1998                                   (0.37)          --        (0.01)            --         (0.00)**
12/31/1997                                   (0.24)          --           --             --         (0.00)**
12/31/1996                                   (0.14)          --           --             --         (0.01)
CORE BOND
06/30/2000+                                  (0.28)          --           --             --            --
12/31/1999                                   (0.53)          --           --             --            --
12/31/1998                                   (0.54)          --        (0.01)**          --         (0.00)**
12/31/1997                                   (0.38)          --           --             --         (0.00)**
12/31/1996                                   (0.23)          --           --             --            --
12/31/1995                                   (0.28)          --        (0.04)            --            --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
***  Formerly the Equity Income Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS        VALUE                NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------

   $(0.28)        $10.60       2.83%   $176,598,212      0.86%*         0.80%*            5.35%*        5.41%*
    (0.35)         10.58       4.66      99,519,160      0.88           0.80              4.49          4.57
    (0.33)         10.44       4.91      63,979,337      0.97           0.80              4.65          4.82
    (0.35)         10.26       4.98      21,513,791      1.12           0.80              4.55          4.87
    (0.21)         10.11       4.87       3,783,802      4.35           0.80              1.20          4.76
    (0.31)          9.83       5.50         113,491     67.48           0.76            (61.47)         5.24

    (0.27)         11.22       2.68      45,276,481      1.02*         0.99*              5.51*        5.54*
    (0.50)         11.19       2.63      36,433,434      1.08           1.00              5.10          5.18
    (0.41)         11.39       6.08      21,031,334      1.22           1.00              5.05          5.27
    (0.32)         11.13       5.11       8,480,842      1.77           1.00              4.81          5.58
    (0.20)         10.89       4.51         966,031     12.60           0.98              5.58          6.03
    (0.42)         10.61      11.85          71,167     91.16           1.00            (83.53)         6.63

    (0.26)         10.70       3.08      47,685,903      1.04*         0.99*              5.12*        5.17*
    (0.46)         10.63       0.99      40,366,826      1.08           1.00              4.79          4.87
    (0.38)         10.98       6.47      25,893,328      1.19           1.00              4.65          4.84
    (0.24)         10.67       6.88       8,515,888      1.91           1.00              4.13          5.05
    (0.15)         10.21       4.15         893,261    17.46*          0.94*            (11.28)*       5.24*

    (0.28)         11.90       2.54     143,990,792      0.97*         0.97*              5.55*        5.55*
    (0.53)         11.88      (1.51)    112,521,653      0.97           0.97              5.26          5.26
    (0.55)         12.60       7.21      65,605,780      1.05           1.00              5.30          5.35
    (0.38)         12.27       8.14      21,504,827      1.32           1.00              5.52          5.85
    (0.23)         11.69       2.74       2,056,127      7.50           0.99              0.66          5.85
    (0.32)         11.60      20.30         175,079     56.91           0.85            (50.11)         5.92

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     For the average shares outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                     ---------------------------
                        NET ASSET                  NET REALIZED       TOTAL
                          VALUE         NET       AND UNREALIZED     INCOME
       FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
     -----------       -----------   ----------   --------------   -----------
BALANCED
06/30/2000+              $16.32        $ 0.18         $(0.12)        $ 0.06
12/31/1999                15.75          0.30           1.40           1.70
12/31/1998                14.58          0.40           1.31           1.71
12/31/1997                13.27          0.44           2.02           2.46
12/31/1996                12.04          0.21           1.77           1.98
12/31/1995                10.05          0.24           2.61           2.85
VALUE & INCOME***
06/30/2000+               21.69          0.17          (1.72)         (1.55)
12/31/1999                20.93          0.27           1.31           1.58
12/31/1998                19.22          0.35           2.02           2.37
12/31/1997                15.25          0.32           4.14           4.46
12/31/1996                13.09          0.16           2.18           2.34
12/31/1995                 9.93          0.16           3.28           3.44
EQUITY VALUE(2)
06/30/2000+               11.16          0.09          (1.73)         (1.64)
12/31/1999                12.38          0.16          (0.56)         (0.40)
12/31/1998                12.27          0.13           1.17           1.30
12/31/1997                10.75          0.12           2.17           2.29
12/31/1996                10.00          0.02           0.86           0.88
GROWTH & INCOME
06/30/2000+               29.69         (0.07)         (0.65)         (0.72)
12/31/1999                23.99         (0.12)          7.24           7.12
12/31/1998                18.16         (0.05)          6.32           6.27
12/31/1997                13.78          0.02           4.67           4.69
12/31/1996                11.47          0.19           2.29           2.48
12/31/1995                10.22          0.06           3.18           3.24
EQUITY GROWTH
06/30/2000+               30.72         (0.08)          0.12           0.04
12/31/1999                23.32         (0.12)          8.69           8.57
12/31/1998                17.73         (0.07)          6.41           6.34
12/31/1997                14.50         (0.03)          3.85           3.82
12/31/1996                13.36            --           2.41           2.41
12/31/1995                11.35          0.01           2.09           2.10
SPECIAL EQUITY
06/30/2000+               24.48         (0.08)          1.51           1.43
12/31/1999                20.98         (0.10)          5.26           5.16
12/31/1998                20.56         (0.09)          0.72           0.63
12/31/1997                17.09         (0.04)          4.41           4.37
12/31/1996                13.95            --           3.58           3.58
12/31/1995                10.75            --           4.43           4.43


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
BALANCED
06/30/2000+              $(0.16)      $   --       $   --          $   --       $   --
12/31/1999                (0.30)          --        (0.83)             --           --
12/31/1998                (0.29)          --        (0.25)             --           --
12/31/1997                (0.91)          --        (0.24)             --           --
12/31/1996                (0.21)          --        (0.54)             --           --
12/31/1995                (0.24)          --        (0.51)             --        (0.11)
VALUE & INCOME***
06/30/2000+               (0.14)          --           --              --           --
12/31/1999                (0.21)          --        (0.61)             --           --
12/31/1998                (0.28)          --        (0.36)             --        (0.02)
12/31/1997                (0.20)          --        (0.29)             --           --
12/31/1996                (0.14)          --        (0.04)             --           --
12/31/1995                (0.16)          --        (0.04)             --        (0.08)
EQUITY VALUE(2)
06/30/2000+               (0.10)          --           --              --           --
12/31/1999                (0.11)          --        (0.35)          (0.36)          --
12/31/1998                (1.07)          --        (0.12)             --           --
12/31/1997                (0.71)          --        (0.06)             --           --
12/31/1996                (0.01)          --        (0.12)             --           --
GROWTH & INCOME
06/30/2000+                  --           --           --              --           --
12/31/1999                   --           --        (1.42)             --           --
12/31/1998                (0.01)          --        (0.01)             --        (0.42)
12/31/1997                (0.06)          --        (0.25)             --           --
12/31/1996                (0.15)          --        (0.02)             --           --
12/31/1995                (0.06)          --        (0.95)             --        (0.98)
EQUITY GROWTH
06/30/2000+                  --           --           --              --           --
12/31/1999                   --           --        (1.17)             --           --
12/31/1998                (0.09)          --        (0.66)             --           --
12/31/1997                (0.26)          --        (0.33)             --        (0.00)**
12/31/1996                   --           --        (1.18)             --        (0.09)
12/31/1995                (0.01)          --           --              --        (0.08)
SPECIAL EQUITY
06/30/2000+                  --           --           --              --           --
12/31/1999                   --           --        (1.66)             --           --
12/31/1998                (0.07)          --        (0.05)             --        (0.09)
12/31/1997                (0.39)          --        (0.51)             --           --
12/31/1996                   --        (0.03)       (0.38)             --        (0.03)
12/31/1995                   --           --        (0.89)             --        (0.34)

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
***  Formerly the Equity Income Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS        VALUE                NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------
   $(0.16)        $16.22        0.36%  $158,312,757      1.20%*         1.09%*            2.13%*        2.24%*
    (1.13)         16.32       10.97    143,014,166      1.14           1.08              1.84          1.90
    (0.54)         15.75       11.81    103,470,279      1.11           1.10              2.57          2.58
    (1.15)         14.58       18.67     49,014,319      1.21           1.10              2.88          2.99
    (0.75)         13.27       16.39      5,182,113      3.08           0.97              0.78          2.98
    (0.86)         12.04       28.47        895,351      9.95           0.87             (5.68)         3.40

    (0.14)         20.00       (7.16)   252,837,294      1.04*         1.00*              1.57*         1.61*
    (0.82)         21.69        7.70    203,482,872      1.05           1.00              1.17          1.22
    (0.66)         20.93       12.47    124,478,213      1.09           1.00              1.63          1.72
    (0.49)         19.22       29.31     62,936,623      1.20           1.00              1.51          1.71
    (0.18)         15.25       17.91      7,455,379      3.22           1.00              0.11          2.33
    (0.28)         13.09       34.62        590,381     17.88           0.90            (14.15)         2.82

    (0.10)          9.42      (14.71)    50,036,398      1.20*         1.10*              1.62*         1.72*
    (0.82)         11.16       (3.07)    88,167,552      1.21           1.10              1.12          1.23
    (1.19)         12.38       10.79     54,085,925      1.28           1.10              0.80          0.98
    (0.77)         12.27       21.43     21,309,839      1.66           1.10              0.36          0.93
    (0.13)         10.75       16.61*       385,208    56.35*          1.07*            (54.60)*        1.09*

       --          28.97       (2.43)   505,581,947      1.19*         1.15*             (0.55)*       (0.51)*
    (1.42)         29.69       30.05    459,797,532      1.20           1.15             (0.51)        (0.46)
    (0.44)         23.99       34.63    200,946,409      1.24           1.15             (0.32)        (0.22)
    (0.31)         18.16       34.14     61,020,784      1.39           1.15             (0.15)         0.10
    (0.17)         13.78       21.61      5,483,747      3.99           1.14             (2.38)         0.47
    (1.99)         11.47       32.11        443,638     21.71           1.03            (19.66)         1.02

       --          30.76        0.13    433,532,988      1.21*         1.21*             (0.56)*       (0.56)*
    (1.17)         30.72       37.08    352,834,964      1.21           1.21             (0.46)        (0.46)
    (0.75)         23.32       35.97    150,958,507      1.26           1.24             (0.38)        (0.36)
    (0.59)         17.73       26.54     57,186,689      1.37           1.25             (0.31)        (0.19)
    (1.27)         14.50       17.93      3,859,931      4.34           1.20             (3.64)         0.50
    (0.09)         13.36       18.50        618,317     14.34           1.01            (13.13)         0.20

       --          25.91        5.84    283,504,385      1.44*         1.43*             (0.61)*       (0.60)*
    (1.66)         24.48       25.26    224,430,627      1.43           1.43             (0.45)        (0.45)
    (0.21)         20.98        3.15    125,863,140      1.46           1.45             (0.47)        (0.46)
    (0.90)         20.56       25.82     63,237,963      1.57           1.50             (0.26)        (0.18)
    (0.44)         17.09       25.76      7,736,347      3.63           1.49             (2.48)        (0.34)
    (1.23)         13.95       41.50        600,294     15.76           1.33            (14.58)        (0.18)

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                   INCOME FROM
                              INVESTMENT OPERATIONS
                           ---------------------------
              NET ASSET                  NET REALIZED       TOTAL
                VALUE         NET       AND UNREALIZED     INCOME
  FOR THE     BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
PERIOD/YEAR      OF          INCOME      (LOSSES) ON     INVESTMENT
   ENDED     PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
-----------  -----------   ----------   --------------   -----------
AGGRESSIVE EQUITY(3)
06/30/2000+    $20.96        $(0.12)        $ 2.55         $ 2.43
12/31/1999      13.84         (0.15)          8.86           8.71
12/31/1998      10.00         (0.09)          4.24           4.15
12/31/1997       9.43         (0.06)          0.63           0.57
12/31/1996      10.00          0.05          (0.58)         (0.53)
HIGH YIELD BOND(4)
06/30/2000+     10.38          0.44          (0.57)         (0.13)
12/31/1999      11.55          0.90          (0.89)          0.01
12/31/1998      11.38          0.96          (0.70)          0.26
12/31/1997      10.68          0.94           0.37           1.31
12/31/1996      10.00          0.21           0.66           0.87
INTERNATIONAL EQUITY(5)
06/30/2000+     20.63          0.05          (0.43)         (0.38)
12/31/1999      12.87          0.03           8.14           8.17
12/31/1998      11.86          0.06           1.18           1.24
12/31/1997      11.27          0.04           0.83           0.87
12/31/1996      10.00          0.01           1.37           1.38
STOCK INDEX(6)
06/30/2000+     11.49          0.04          (0.14)         (0.10)
12/31/1999      10.00          0.07           1.49           1.56


                             DIVIDENDS AND DISTRIBUTIONS FROM
             ----------------------------------------------------------------
                                                       IN EXCESS
                          IN EXCESS        NET           OF NET         TAX
  FOR THE       NET         OF NET      REALIZED     REALIZED GAINS   RETURN
PERIOD/YEAR  INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
   ENDED       INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
-----------  ----------   ----------   -----------   --------------   -------
AGGRESSIVE EQUITY(3)
06/30/2000+    $   --       $   --       $   --          $   --       $   --
12/31/1999         --           --        (1.59)             --           --
12/31/1998         --           --        (0.00)**           --        (0.31)
12/31/1997         --           --           --              --           --
12/31/1996      (0.04)          --           --              --           --
HIGH YIELD BOND(4)
06/30/2000+     (0.39)          --           --              --           --
12/31/1999      (1.17)       (0.01)          --              --           --
12/31/1998      (0.08)          --        (0.01)             --           --
12/31/1997      (0.58)          --        (0.03)             --           --
12/31/1996      (0.19)          --           --              --           --
INTERNATIONAL EQUITY(5)
06/30/2000+     (0.04)          --           --              --           --
12/31/1999         --        (0.08)       (0.33)             --           --
12/31/1998      (0.01)          --        (0.12)             --        (0.10)
12/31/1997      (0.20)          --        (0.08)             --        (0.00)**
12/31/1996      (0.01)          --        (0.04)          (0.04)       (0.02)
STOCK INDEX(6)
06/30/2000+     (0.02)          --           --              --           --
12/31/1999      (0.07)          --           --              --           --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
***  Formerly the Equity Income Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996
(6)  Commencement of operations March 10, 1999

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS        VALUE                NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------
   $   --         $23.39      11.59%   $207,588,758      1.56%*         1.50%*           (1.14)%*      (1.08)%*
    (1.59)         20.96      64.01     118,496,343      1.63           1.49             (1.07)        (0.93)
    (0.31)         13.84      41.79      34,154,980      1.87           1.50             (1.19)        (0.82)
       --          10.00       6.13       8,855,719      2.70           1.43             (1.81)        (0.54)
    (0.04)          9.43      (9.51)*       326,476    64.34*          1.41*            (64.36)*       (1.05)*

    (0.39)          9.86      (1.25)     45,441,405      1.25*         1.10*              8.64*         8.79*
    (1.18)         10.38       0.04      38,290,334      1.30           1.10              7.78          7.98
    (0.09)         11.55       2.20      22,994,590      1.40           1.10              7.89          8.19
    (0.61)         11.38      12.28       8,430,804      1.88           1.10              7.44          8.22
    (0.19)         10.68       9.50*        738,100    25.60*          1.10*            (16.15)*        8.35*

    (0.04)         20.21      (1.85)    231,353,901      1.42*         1.39*              0.44*         0.47*
    (0.41)         20.63      63.73     175,208,902      1.45           1.40              0.10          0.15
    (0.23)         12.87      10.47      63,404,266      1.53           1.40              0.35          0.48
    (0.28)         11.86       7.74      30,063,542      1.72           1.40             (0.03)         0.29
    (0.11)         11.27      14.59*      2,398,279      9.79*         1.41*             (7.91)*        0.48*

    (0.02)         11.37      (0.85)     85,437,219      0.76*         0.65*              0.54*         0.65*
    (0.07)         11.49      15.37      25,774,897      1.05*         0.65*              0.41*         0.81*

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

STEPHENS PREMIUM CLASS OF SHARES

                                                                INCOME FROM
                                                           INVESTMENT OPERATIONS
                                                        ---------------------------
                                           NET ASSET                  NET REALIZED       TOTAL
                                             VALUE         NET       AND UNREALIZED     INCOME
                FOR THE                    BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
              PERIOD/YEAR                     OF          INCOME      (LOSSES) ON     INVESTMENT
                 ENDED                    PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
              -----------                 -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2000+                                 $10.52        $ 0.29         $(0.01)        $ 0.28
12/31/1999                                   10.34          0.46             --           0.46
12/31/1998                                   10.00          0.47           0.01           0.48
EQUITY VALUE
06/30/2000+                                   8.79          0.06          (1.36)         (1.30)
12/31/1999                                    9.93          0.11          (0.46)         (0.35)
12/31/1998                                   10.00          0.08           0.93           1.01
EQUITY GROWTH
06/30/2000+                                  16.95         (0.04)          0.06           0.02
12/31/1999                                   13.33          0.07           4.80           4.87
12/31/1998                                   10.00         (0.04)          3.64           3.60
SPECIAL EQUITY
06/30/2000+                                  10.82         (0.03)          0.67           0.64
12/31/1999                                   10.08         (0.05)          2.45           2.40
12/31/1998                                   10.00         (0.04)          0.42           0.38
HIGH YIELD BOND
06/30/2000+                                   9.02          0.38          (0.50)         (0.12)
12/31/1999                                   10.13          0.79          (0.79)            --
12/31/1998                                   10.00          0.86          (0.67)          0.19
INTERNATIONAL EQUITY
06/30/2000+                                  17.22          0.03          (0.35)         (0.32)
12/31/1999                                   10.76            --           6.82           6.82
12/31/1998                                   10.00          0.06           0.95           1.01
STEPHENS INTERMEDIATE BOND
06/30/2000+                                   9.88          0.23           0.13           0.36
12/31/1999                                   10.15          0.43          (0.29)          0.14
12/31/1998                                   10.00          0.45           0.16           0.61
STEPHENS SELECT EQUITY
06/30/2000+                                   9.95         (0.05)            --          (0.05)
12/31/1999                                   10.00         (0.06)          0.01          (0.05)
12/31/1998                                   10.00          0.50             --           0.50


                                                          DIVIDENDS AND DISTRIBUTIONS FROM
                                          ----------------------------------------------------------------
                                                                        NET         IN EXCESS
                                             NET       IN EXCESS     REALIZED         OF NET         TAX
                FOR THE                   INVESTMENT     OF NET        GAINS      REALIZED GAINS   RETURN
              PERIOD/YEAR                   INCOME     INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
                 ENDED                      (LOSS)       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
              -----------                 ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2000+                                 $(0.26)      $   --       $   --          $   --       $   --
12/31/1999                                   (0.28)          --           --              --           --
12/31/1998                                   (0.14)          --           --              --        (0.00)**
EQUITY VALUE
06/30/2000+                                  (0.09)          --           --              --           --
12/31/1999                                   (0.08)          --        (0.35)          (0.36)          --
12/31/1998                                   (0.97)          --        (0.11)             --           --
EQUITY GROWTH
06/30/2000+                                     --           --           --              --           --
12/31/1999                                      --           --        (1.25)             --           --
12/31/1998                                   (0.03)          --        (0.24)             --           --
SPECIAL EQUITY
06/30/2000+                                     --           --           --              --           --
12/31/1999                                      --           --        (1.66)             --           --
12/31/1998                                      --           --           --              --        (0.30)
HIGH YIELD BOND
06/30/2000+                                  (0.37)          --           --              --           --
12/31/1999                                   (1.10)       (0.01)          --              --           --
12/31/1998                                   (0.06)          --           --              --           --
INTERNATIONAL EQUITY
06/30/2000+                                     --           --           --              --           --
12/31/1999                                      --        (0.03)       (0.33)             --           --
12/31/1998                                   (0.07)          --        (0.11)             --        (0.07)
STEPHENS INTERMEDIATE BOND
06/30/2000+                                  (0.21)          --           --              --           --
12/31/1999                                   (0.40)          --           --              --        (0.01)
12/31/1998                                   (0.46)          --           --              --        (0.00)**
STEPHENS SELECT EQUITY
06/30/2000+                                     --           --           --              --           --
12/31/1999                                      --           --           --              --           --
12/31/1998                                   (0.50)          --           --              --           --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share

                                                                    RATIO TO AVERAGE NET ASSETS
                                                     ---------------------------------------------------------
                                                                                                     NET
    TOTAL        NET ASSET                                                            NET         INVESTMENT
  DIVIDENDS        VALUE               NET ASSETS                                  INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL      END OF                 EXPENSES (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR   EXPENSES    REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   -----------   --------   ----------------   ----------   --------------
   $(0.26)        $10.54        2.70%  $  392,677       11.54%*       0.95%*           (5.19)%*      5.40%*
    (0.28)         10.52        4.41      140,261       15.96         0.95            (10.66)        4.35
    (0.14)         10.34        4.79      182,285       41.83         0.95            (36.29)        4.59

    (0.09)          7.40      (14.87)   6,512,415        2.12*       1.35*              0.82*        1.59*
    (0.79)          8.79       (3.32)   5,427,056        2.35         1.35              0.05         1.05
    (1.08)          9.93       10.32    2,771,720        2.70         1.35             (0.61)        0.74

       --          16.97        0.12    6,064,445        2.28*       1.20*             (1.62)*      (0.54)*
    (1.25)         16.95       37.19    4,057,198        3.25         1.19             (1.60)        0.46
    (0.27)         13.33       36.20      238,696       13.04         1.20            (12.19)       (0.35)

       --          11.46        5.91    4,547,745        2.56*       1.40*             (1.74)*      (0.58)*
    (1.66)         10.82       25.20    4,152,714        3.19         1.40             (2.23)       (0.44)
    (0.30)         10.08        4.05    1,554,404        4.06         1.40             (3.09)       (0.43)

    (0.37)          8.53       (1.31)     556,722        7.49*       1.30*              2.41*        8.60*
    (1.11)          9.02       (0.34)     297,640        6.80         1.30              2.57         8.07
    (0.06)         10.13        1.85      315,312        8.78         1.30              1.01         8.49

       --          16.90       (1.86)   3,380,156        2.75*       1.45*             (0.96)*       0.34*
    (0.36)         17.22       63.65    3,657,392        3.27         1.45             (1.81)        0.01
    (0.25)         10.76       10.11    1,405,830        4.17         1.45             (2.18)        0.54

    (0.21)         10.03        3.66    4,272,488        1.26*       0.90*              4.23*        4.59*
    (0.41)          9.88        1.34    3,598,922        2.00         0.86              3.05         4.19
    (0.46)         10.15        6.08    4,155,696        2.86         0.90              2.54         4.50

       --           9.90       (0.50)       1,054      194.44*       0.90*           (194.44)*      (0.90)*
       --           9.95       (0.50)       1,059    1,237.03         0.90         (1,236.69)       (0.56)
    (0.50)         10.00        5.00        1,050    3,030.02         0.90         (3,024.12)        5.00

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES

                                                    INCOME FROM
                                               INVESTMENT OPERATIONS
                                            ---------------------------
                               NET ASSET                  NET REALIZED       TOTAL
                                 VALUE         NET       AND UNREALIZED     INCOME
          FOR THE              BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
        PERIOD/YEAR               OF          INCOME      (LOSSES) ON     INVESTMENT
           ENDED              PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
        -----------           -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2000+                     $10.40        $ 0.29         $(0.01)        $ 0.28
12/31/1999                       10.23          0.48             --           0.48
12/31/1998                       10.00          0.49           0.01           0.50
EQUITY VALUE
06/30/2000+                       8.89          0.07          (1.38)         (1.31)
12/31/1999                       10.16          0.13          (0.46)         (0.33)
12/31/1998                       10.00          0.11           0.94           1.05
EQUITY GROWTH
06/30/2000+                      16.82         (0.03)          0.07           0.04
12/31/1999                       13.35         (0.04)          4.90           4.86
12/31/1998                       10.00         (0.01)          3.65           3.64
SPECIAL EQUITY
06/30/2000+                      11.17         (0.02)          0.69           0.67
12/31/1999                       10.34         (0.02)          2.51           2.49
12/31/1998                       10.00         (0.02)          0.44           0.42
HIGH YIELD BOND
06/30/2000+                       9.00          0.38          (0.48)         (0.10)
12/31/1999                       10.15          0.83          (0.82)          0.01
12/31/1998                       10.00          0.81          (0.60)          0.21
INTERNATIONAL EQUITY
06/30/2000+                      17.31          0.05          (0.35)         (0.30)
12/31/1999                       10.80          0.04           6.84           6.88
12/31/1998                       10.00          0.07           0.95           1.02
STEPHENS INTERMEDIATE BOND
06/30/2000+                       9.99          0.24           0.13           0.37
12/31/1999                       10.27          0.44          (0.29)          0.15
12/31/1998                       10.00          0.46           0.16           0.62
STEPHENS SELECT EQUITY
06/30/2000+                       9.97         (0.04)            --          (0.04)
12/31/1999                       10.01         (0.04)            --          (0.04)
12/31/1998                       10.00          0.54             --           0.54


                                              DIVIDENDS AND DISTRIBUTIONS FROM
                              ----------------------------------------------------------------
                                                            NET         IN EXCESS
                                 NET       IN EXCESS     REALIZED         OF NET         TAX
          FOR THE             INVESTMENT     OF NET        GAINS      REALIZED GAINS   RETURN
        PERIOD/YEAR             INCOME     INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
           ENDED                (LOSS)       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
        -----------           ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2000+                     $(0.26)      $   --       $   --          $   --       $   --
12/31/1999                       (0.31)          --           --              --           --
12/31/1998                       (0.27)          --           --              --           --
EQUITY VALUE
06/30/2000+                      (0.09)          --           --              --           --
12/31/1999                       (0.23)          --        (0.35)          (0.36)          --
12/31/1998                       (0.80)          --        (0.09)             --           --
EQUITY GROWTH
06/30/2000+                         --           --           --              --           --
12/31/1999                          --           --        (1.39)             --           --
12/31/1998                       (0.06)          --        (0.23)             --           --
SPECIAL EQUITY
06/30/2000+                         --           --           --              --           --
12/31/1999                          --           --        (1.66)             --           --
12/31/1998                          --           --           --              --        (0.08)
HIGH YIELD BOND
06/30/2000+                      (0.38)          --           --              --           --
12/31/1999                       (1.15)       (0.01)          --              --           --
12/31/1998                       (0.06)          --           --              --           --
INTERNATIONAL EQUITY
06/30/2000+                      (0.01)          --           --              --           --
12/31/1999                          --        (0.03)       (0.34)             --           --
12/31/1998                       (0.07)          --        (0.09)             --        (0.06)
STEPHENS INTERMEDIATE BOND
06/30/2000+                      (0.22)          --           --              --           --
12/31/1999                       (0.42)          --           --              --        (0.01)
12/31/1998                       (0.35)          --           --              --        (0.00)**
STEPHENS SELECT EQUITY
06/30/2000+                         --           --           --              --           --
12/31/1999                          --           --           --              --           --
12/31/1998                       (0.53)          --           --              --           --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share

                                                                    RATIO TO AVERAGE NET ASSETS
                                                     ---------------------------------------------------------
                                                                                                     NET
    TOTAL        NET ASSET                                                            NET         INVESTMENT
  DIVIDENDS        VALUE               NET ASSETS                                  INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL      END OF                 EXPENSES (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR   EXPENSES    REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   -----------   --------   ----------------   ----------   --------------
   $(0.26)        $10.42        2.73%  $ 5,848,538       1.73%*       0.75%*            4.47%*       5.45%*
    (0.31)         10.40        4.67     4,522,076       1.73         0.75              3.61         4.59
    (0.27)         10.23        5.01     8,810,497       1.67         0.75              3.94         4.86
    (0.09)          7.49      (14.77)   16,841,841       1.69*       1.10*              1.22*        1.81*
    (0.94)          8.89       (3.13)   16,089,720       1.68         1.10              0.64         1.22
    (0.89)         10.16       10.68    13,052,169       1.76         1.10              0.38         1.04
       --          16.86        0.24    21,131,406       1.71*       1.00*             (1.04)*      (0.33)*
    (1.39)         16.82       37.36    14,096,936       1.85         1.00             (1.09)       (0.24)
    (0.29)         13.35       36.54     5,004,424       2.19         1.00             (1.30)       (0.11)
       --          11.84        6.00    17,807,265       1.93*       1.20*             (1.10)*      (0.37)*
    (1.66)         11.17       25.44    12,179,590       2.04         1.20             (1.07)       (0.23)
    (0.08)         10.34        4.21     7,937,781       2.27         1.20             (1.26)       (0.19)
    (0.38)          8.52       (1.14)    3,818,597       2.37*       1.10*              7.50*        8.77*
    (1.16)          9.00        0.07     3,314,902       2.52         1.10              7.05         8.47
    (0.06)         10.15        2.14     2,145,712       3.47         1.10              5.68         8.05
    (0.01)         17.00       (1.73)   11,924,755       2.01*       1.25*             (0.22)*       0.54*
    (0.37)         17.31       63.93    12,567,502       2.06         1.25             (0.48)        0.33
    (0.22)         10.80       10.27     6,386,429       2.40         1.25             (0.45)        0.70
    (0.22)         10.14        3.69    32,297,959       1.02*       0.80*              4.48*        4.70*
    (0.43)          9.99        1.46    21,226,045       1.12         0.80              3.92         4.24
    (0.35)         10.27        6.22    16,743,039       1.60         0.80              3.74         4.55
       --           9.93       (0.40)        1,056     419.13*       0.85*           (419.13)*      (0.85)*
       --           9.97       (0.40)        1,060   1,236.88         0.75         (1,236.51)       (0.38)
    (0.53)         10.01        5.41         1,054   3,027.05         0.85         (3,020.89)        5.31

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

7. CLASS DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions per class as of June 30, 2000, are as follows:

                                                  DIVERSIFIED CLASS       PREMIUM CLASS       INSTITUTIONAL CLASS
                                                      OF SHARES             OF SHARES              OF SHARES
                                                  -----------------       -------------       -------------------
MONEY MARKET
  Net investment income....................          $3,465,189              $11,067               $136,615
EQUITY VALUE
  Net investment income....................             546,583               75,442                188,038
HIGH YIELD BOND
  Net investment income....................           1,722,524               23,292                161,734
INTERNATIONAL EQUITY
  Net investment income....................             477,992                   --                  7,556
STEPHENS INTERMEDIATE BOND
  Net investment income....................                  --               88,168                601,629

                      (This page intentionally left blank)

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Intermediate Government Bond, Core Bond, High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Value & Income, Equity Value, Growth & Income, and Equity Growth Funds as a hedge against inflation.

     The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                    SAF SHORT HORIZON        LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK*
                                                         $12,519               BOND INDEX $12,905                $13,427
                                                    -----------------        ----------------------       ---------------------
4/15/96                                                   10000                       10000                       10000
12/31/96                                                  10545                       10535                       10630
12/31/97                                                  11461                       11565                       11863
12/31/98                                                  12189                       12659                       12958
12/31/99                                                  12366                       12387                       13030
6/30/00                                                   12519                       12905                       13427

* 80% Lehman Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon 90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

              SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

     The Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                              SAF
                                       SHORT/INTERMEDIATE      LEHMAN AGGREGATE                              COMPOSITE BENCHMARK*
                                            $11,276              BOND $11,210        RUSSELL 2000 $12,176         $11,595
                                       ------------------      ----------------      --------------------    --------------------
5/1/98                                       10000                  10000                    10000                  10000
12/31/98                                     10373                  10869                     9745                  10611
12/31/99                                     11112                  10780                    11817                  11250
6/30/00                                      11276                  11210                    12176                  11595

* 70% Lehman Aggregate Bond Index, 18% Russell 1000 Index, 8% Russell 2000 Small Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.

     The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                          LEHMAN BROS.
                                          SAF INTERMEDIATE        S&P 500 INDEX       GOV/CORP. BOND INDEX   COMPOSITE BENCHMARK*
                                              $15,363                $24,194                $12,905                $16,599
                                          ----------------        -------------       --------------------   --------------------
4/15/96                                        10000                  10000                  10000                  10000
12/31/96                                       10559                  11688                  10537                  10928
12/31/97                                       12068                  15588                  11565                  12833
12/31/98                                       13556                  20070                  12659                  14650
12/31/99                                       15337                  24313                  12387                  16214
6/30/00                                        15363                  24194                  12905                  16599

* 50% Lehman Aggregate Bond Index, 30% Russell 1000 Index, 12% Russell 2000 Small Cap Value, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

              INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.

     The Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                  SAF INTERMEDIATE/LONG                                   COMPOSITE BENCHMARK*
                                                         $17,038              S&P 500 INDEX $24,194              $18,169
                                                  ---------------------       ---------------------       --------------------
4/15/96                                                   10000                       10000                       10000
12/31/96                                                  10565                       11689                       11084
12/31/97                                                  12567                       15588                       13392
12/31/98                                                  14335                       20070                       15494
12/31/99                                                  17067                       24313                       17848
6/30/00                                                   17038                       24194                       18169

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Index, 18% Russell 2000 Small Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

     The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                       RUSSELL 2000 SMALL    COMPOSITE BENCHMARK*
                                        SAF LONG $13,040      RUSSELL 1000 $15,481        CAP $12,176               $12,770
                                        ----------------      --------------------     ------------------    --------------------
5/1/98                                       10000                    10000                  10000                  10000
12/31/98                                     10381                    12702                   9745                  10374
12/31/99                                     13226                    15358                  11817                  12667
6/30/00                                      13040                    15481                  12176                  12770

* 60% Russell 1000 Index, 25% Russell 2000 Small Cap Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2000.

All indices are shown for the period from the funds' inception through June 30, 2000.

Past performance is not indicative of future performance.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                  SHORT                      INTERMEDIATE
                                    SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                   HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                 -----------   ------------   ------------   ------------   -----------
ASSETS:
Investments at value (cost,
  $19,156,238, $15,321,790,
  $118,606,679, $150,501,958
  and $61,799,401,
  respectively)................  $18,486,616   $15,333,025    $124,984,313   $162,826,795   $67,020,388
Cash...........................           --            --              --          1,697           510
                                 -----------   -----------    ------------   ------------   -----------
     Total Assets..............   18,486,616    15,333,025     124,984,313    162,828,492    67,020,898
                                 -----------   -----------    ------------   ------------   -----------
LIABILITIES:
Payable for securities
  purchased....................           --            --           2,185             --            --
Accrued investment advisory
  fee..........................        3,009         2,431          20,326         26,466        10,748
                                 -----------   -----------    ------------   ------------   -----------
     Total Liabilities.........        3,009         2,431          22,511         26,466        10,748
                                 -----------   -----------    ------------   ------------   -----------
NET ASSETS.....................  $18,483,607   $15,330,594    $124,961,802   $162,802,026   $67,010,150
                                 ===========   ===========    ============   ============   ===========
NET ASSETS CONSIST OF:
  Paid-in capital..............  $19,163,043   $15,392,196    $118,683,003   $150,926,158   $62,377,774
  Distributions in excess of
     net investment income.....         (937)         (872)         (6,724)        (8,390)       (3,745)
  Accumulated net realized
     losses....................       (8,877)      (71,965)        (92,111)      (440,579)     (584,866)
  Net unrealized appreciation
     (depreciation) on
     investments...............     (669,622)       11,235       6,377,634     12,324,837     5,220,987
                                 -----------   -----------    ------------   ------------   -----------
NET ASSETS.....................  $18,483,607   $15,330,594    $124,961,802   $162,802,026   $67,010,150
                                 ===========   ===========    ============   ============   ===========
Outstanding shares of capital
  stock of $.00001 par value
  per share, unlimited number
  of shares of beneficial
  interest authorized..........    1,768,358     1,510,196      10,007,001     12,103,738     5,531,113
                                 ===========   ===========    ============   ============   ===========
NET ASSET VALUE PER SHARE*.....  $     10.45   $     10.15    $      12.49   $      13.45   $     12.12
                                 ===========   ===========    ============   ============   ===========

---------------
* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                  SHORT                      INTERMEDIATE
                                     SHORT     INTERMEDIATE   INTERMEDIATE       LONG         LONG
                                    HORIZON      HORIZON        HORIZON        HORIZON       HORIZON
                                   ---------   ------------   ------------   ------------   ---------
INCOME:
  Income distribution earned.....  $ 430,478    $ 297,819     $ 1,804,078    $ 1,659,783    $ 193,288
  Investment advisory fee........    (17,246)     (11,910)       (115,448)      (145,594)     (49,959)
                                   ---------    ---------     -----------    -----------    ---------
     Net investment income.......    413,232      285,909       1,688,630      1,514,189      143,329
                                   ---------    ---------     -----------    -----------    ---------
REALIZED AND UNREALIZED LOSSES ON
  INVESTMENTS:
  Net realized losses on
     investments.................       (799)     (92,800)       (590,426)    (1,014,105)    (639,972)
  Net change in unrealized
     appreciation (depreciation)
     on investments..............   (183,170)     (75,129)       (533,757)      (623,035)     (43,932)
                                   ---------    ---------     -----------    -----------    ---------
  Net realized and unrealized
     losses on investments.......   (183,969)    (167,929)     (1,124,183)    (1,637,140)    (683,904)
                                   ---------    ---------     -----------    -----------    ---------
Net increase (decrease) in net
  assets resulting from
  operations.....................  $ 229,263    $ 117,980     $   564,447    $  (122,951)   $(540,575)
                                   =========    =========     ===========    ===========    =========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                     SHORT                      INTERMEDIATE
                                       SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                      HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                    -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income...........  $   413,232   $   285,909    $  1,688,630   $  1,514,189   $   143,329
  Net realized losses on
    investments...................         (799)      (92,800)       (590,426)    (1,014,105)     (639,972)
  Net change in unrealized
    appreciation (depreciation) on
    investments...................     (183,170)      (75,129)       (533,757)      (623,035)      (43,932)
                                    -----------   -----------    ------------   ------------   -----------
  Net increase (decrease) in net
    assets resulting from
    operations....................      229,263       117,980         564,447       (122,951)     (540,575)
                                    -----------   -----------    ------------   ------------   -----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income...........     (414,170)     (286,781)     (1,695,354)    (1,522,579)     (147,075)
                                    -----------   -----------    ------------   ------------   -----------
FROM SHARE TRANSACTIONS:
  Proceeds from shares issued.....    4,966,666     6,912,701      65,802,477     48,716,562    35,128,192
  Proceeds from dividends and
    distributions reinvested......      414,170       286,781       1,695,354      1,522,579       147,075
  Value of shares redeemed........   (3,287,071)   (1,403,967)    (36,394,012)   (13,691,742)   (5,507,802)
                                    -----------   -----------    ------------   ------------   -----------
  Net increase in net assets from
    capital share transactions....    2,093,765     5,795,515      31,103,819     36,547,399    29,767,465
                                    -----------   -----------    ------------   ------------   -----------
  Total increase in net assets....    1,908,858     5,626,714      29,972,912     34,901,869    29,079,815
NET ASSETS:
  Beginning of period.............   16,574,749     9,703,880      94,988,890    127,900,157    37,930,335
                                    -----------   -----------    ------------   ------------   -----------
  End of period...................  $18,483,607   $15,330,594    $124,961,802   $162,802,026   $67,010,150
                                    ===========   ===========    ============   ============   ===========
Shares outstanding beginning of
  period..........................    1,569,563       946,834       7,514,026      9,401,845     3,077,802
Shares issued during period.......      470,112       672,513       5,255,824      3,606,195     2,895,269
Shares received on reinvestment of
  dividends during period.........       39,596        28,171         134,873        112,037        11,947
Shares redeemed during period.....     (310,913)     (137,322)     (2,897,722)    (1,016,339)     (453,905)
                                    -----------   -----------    ------------   ------------   -----------
Shares outstanding end of
  period..........................    1,768,358     1,510,196      10,007,001     12,103,738     5,531,113
                                    ===========   ===========    ============   ============   ===========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                  SHORT                      INTERMEDIATE
                                    SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                   HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                 -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income........  $   682,835   $   410,326    $  3,420,552   $  3,959,086   $   785,935
  Capital gain distribution
    earned.....................       48,797        73,517       1,172,082      2,107,199       844,887
  Net realized gains on
    investments................       30,609        49,462       1,082,678      3,427,301       198,459
  Net change in unrealized
    appreciation (depreciation)
    on investments.............     (543,588)       49,255       4,210,949      9,512,929     4,572,140
                                 -----------   -----------    ------------   ------------   -----------
  Net increase in net assets
    resulting from
    operations.................      218,653       582,560       9,886,261     19,006,515     6,401,421
                                 -----------   -----------    ------------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income........     (682,835)     (410,326)     (3,420,552)    (3,959,086)     (785,935)
  Net realized gains from
    investment transactions....      (84,934)      (73,289)     (1,673,626)    (4,949,133)     (647,852)
                                 -----------   -----------    ------------   ------------   -----------
  Total dividends and
    distributions..............     (767,769)     (483,615)     (5,094,178)    (8,908,219)   (1,433,787)
                                 -----------   -----------    ------------   ------------   -----------
FROM SHARE TRANSACTIONS:
  Proceeds from shares
    issued.....................    8,770,665     6,771,142      44,151,274     79,184,050    23,524,703
  Proceeds from dividends and
    distributions reinvested...      767,769       483,615       5,094,178      8,908,219     1,433,787
  Value of shares redeemed.....   (5,433,999)   (1,307,134)    (16,414,520)   (32,979,097)   (2,668,088)
                                 -----------   -----------    ------------   ------------   -----------
  Net increase in net assets
    from capital share
    transactions...............    4,104,435     5,947,623      32,830,932     55,113,172    22,290,402
                                 -----------   -----------    ------------   ------------   -----------
  Total increase in net
    assets.....................    3,555,319     6,046,568      37,623,015     65,211,468    27,258,036
NET ASSETS:
  Beginning of year............   13,019,430     3,657,312      57,365,875     62,688,689    10,672,299
                                 -----------   -----------    ------------   ------------   -----------
  End of year..................  $16,574,749   $ 9,703,880    $ 94,988,890   $127,900,157   $37,930,335
                                 ===========   ===========    ============   ============   ===========
Shares outstanding beginning of
  year.........................    1,192,372       364,098       4,849,474      5,089,901     1,058,749
Shares issued during year......      798,382       660,917       3,575,460      6,124,281     2,137,509
Shares received on reinvestment
  of dividends and
  distributions during year....       72,741        47,843         413,214        677,690       122,169
Shares redeemed during year....     (493,932)     (126,024)     (1,324,122)    (2,490,027)     (240,625)
                                 -----------   -----------    ------------   ------------   -----------
Shares outstanding end of
  year.........................    1,569,563       946,834       7,514,026      9,401,845     3,077,802
                                 ===========   ===========    ============   ============   ===========

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 -----------
         INVESTMENTS
463,902  Diversified Investors Funds Group -- Core Bond Fund.........  $ 5,521,921
323,605  Diversified Investors Funds Group -- High Quality Bond
           Fund......................................................    3,631,464
181,951  Diversified Investors Funds Group -- High Yield Bond Fund...    1,794,567
341,740  Diversified Investors Funds Group -- Intermediate Government
           Bond Fund.................................................    3,656,414
205,739  Diversified Investors Funds Group -- Money Market Fund......    2,181,141
 85,037  Diversified Investors Funds Group -- Value & Income Fund
           (1).......................................................    1,701,109
                                                                       -----------

         Total Investments -- 100.02% (Cost $19,156,238).............   18,486,616

         Liabilities less other assets -- (0.02%)....................       (3,009)
                                                                       -----------

         NET ASSETS -- 100.00%.......................................  $18,483,607
                                                                       ===========
         The aggregate cost of investments for federal income tax
           purposes at June 30, 2000 is $19,156,238.
         The following amount is based on cost for federal income tax purposes:

           Gross unrealized depreciation.............................  $  (669,622)
                                                                       ===========

---------------
(1) Formerly Equity Income Fund.

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 -----------
         INVESTMENTS
 13,223  Diversified Investors Funds Group -- Aggressive Equity
           Fund......................................................  $   309,212
452,636  Diversified Investors Funds Group -- Core Bond Fund.........    5,387,814
 20,138  Diversified Investors Funds Group -- Equity Growth Fund.....      619,356
 26,560  Diversified Investors Funds Group -- Growth and Income
           Fund......................................................      769,531
201,824  Diversified Investors Funds Group -- High Quality Bond
           Fund......................................................    2,264,851
231,962  Diversified Investors Funds Group -- High Yield Bond Fund...    2,287,817
 71,813  Diversified Investors Funds Group -- Intermediate Government
           Bond Fund.................................................      768,359
 30,272  Diversified Investors Funds Group -- International Equity
           Fund......................................................      611,808
  4,259  Diversified Investors Funds Group -- Money Market Fund......       45,150
 35,406  Diversified Investors Funds Group -- Special Equity Fund....      917,291
 67,577  Diversified Investors Funds Group -- Value & Income Fund
           (1).......................................................    1,351,836
                                                                       -----------

         Total Investments -- 100.02% (Cost $15,321,790).............   15,333,025

         Liabilities less other assets -- (0.02%)....................       (2,431)
                                                                       -----------

         NET ASSETS -- 100.00%.......................................  $15,330,594
                                                                       ===========
         The aggregate cost of investments for federal income tax
           purposes at June 30, 2000 is $15,321,790.
         The following amount is based on cost for federal income tax purposes:

           Gross unrealized appreciation.............................  $   513,910

           Gross unrealized depreciation.............................     (502,675)
                                                                       -----------

           Net unrealized appreciation...............................  $    11,235
                                                                       ===========

---------------
(1) Formerly Equity Income Fund.

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  168,949  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  3,950,914
2,579,047  Diversified Investors Funds Group -- Core Bond Fund.........    30,698,913
  281,944  Diversified Investors Funds Group -- Equity Growth Fund.....     8,671,375
  346,575  Diversified Investors Funds Group -- Growth and Income
             Fund......................................................    10,041,534
1,052,456  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    11,810,559
1,213,862  Diversified Investors Funds Group -- High Yield Bond Fund...    11,972,195
  569,967  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................     6,098,310
  425,720  Diversified Investors Funds Group -- International Equity
             Fund......................................................     8,604,101
  335,556  Diversified Investors Funds Group -- Money Market Fund......     3,557,393
  484,642  Diversified Investors Funds Group -- Special Equity Fund....    12,555,956
  850,966  Diversified Investors Funds Group -- Value & Income Fund
             (1).......................................................    17,023,063
                                                                         ------------

           Total Investments -- 100.02% (Cost $118,606,679)............   124,984,313

           Liabilities less other assets -- (0.02%)....................       (22,511)
                                                                         ------------

           NET ASSETS -- 100.00%.......................................  $124,961,802
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2000 is $118,606,679.
           The following amount is based on cost for federal income tax purposes:

             Gross unrealized appreciation.............................  $  9,910,775

             Gross unrealized depreciation.............................    (3,533,141)
                                                                         ------------

             Net unrealized appreciation...............................  $  6,377,634
                                                                         ============

---------------
(1) Formerly Equity Income Fund.

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  290,386  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  6,790,734
1,595,809  Diversified Investors Funds Group -- Core Bond Fund.........    18,995,237
  519,212  Diversified Investors Funds Group -- Equity Growth Fund.....    15,968,731
  614,300  Diversified Investors Funds Group -- Growth and Income
             Fund......................................................    17,798,493
  660,957  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................     7,417,199
1,251,813  Diversified Investors Funds Group -- High Yield Bond Fund...    12,346,511
  734,735  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................     7,861,219
  783,983  Diversified Investors Funds Group -- International Equity
             Fund......................................................    15,844,842
  605,777  Diversified Investors Funds Group -- Money Market Fund......     6,422,147
  874,640  Diversified Investors Funds Group -- Special Equity Fund....    22,659,915
1,535,750  Diversified Investors Funds Group -- Value & Income Fund
             (1).......................................................    30,721,767
                                                                         ------------

           Total Investments -- 100.02% (Cost $150,501,958)............   162,826,795

           Liabilities less other assets -- (0.02%)....................       (24,769)
                                                                         ------------

           NET ASSETS -- 100.00%.......................................  $162,802,026
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2000 is $150,501,958.
           The following amount is based on cost for federal income tax purposes:

             Gross unrealized appreciation.............................  $ 16,218,747

             Gross unrealized depreciation.............................    (3,893,910)
                                                                         ------------

             Net unrealized appreciation...............................  $ 12,324,837
                                                                         ============

---------------
(1) Formerly Equity Income Fund.

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 -----------
         INVESTMENTS
145,476  Diversified Investors Funds Group -- Aggressive Equity
           Fund......................................................  $ 3,401,994
323,148  Diversified Investors Funds Group -- Equity Growth Fund.....    9,938,628
338,791  Diversified Investors Funds Group -- Growth and Income
           Fund......................................................    9,815,993
484,270  Diversified Investors Funds Group -- International Equity
           Fund......................................................    9,787,443
232,781  Diversified Investors Funds Group -- Money Market Fund......    2,467,825
514,727  Diversified Investors Funds Group -- Special Equity Fund....   13,335,399
913,454  Diversified Investors Funds Group -- Value & Income Fund
           (1).......................................................   18,273,106
                                                                       -----------

         Total Investments -- 100.02% (Cost $61,799,401).............   67,020,388

         Liabilities less other assets -- (0.02%)....................      (10,238)
                                                                       -----------

         NET ASSETS -- 100.00%.......................................  $67,010,150
                                                                       ===========
         The aggregate cost of investments for federal income tax
           purposes at June 30, 2000 is $61,799,401.
         The following amount is based on cost for federal income tax purposes:

           Gross unrealized appreciation.............................  $ 6,333,603

           Gross unrealized depreciation.............................   (1,112,616)
                                                                       -----------

           Net unrealized appreciation...............................  $ 5,220,987
                                                                       ===========

---------------
(1) Formerly Equity Income Fund.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     The Diversified Investors Strategic Allocation Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of five different series that are, in effect, separate investment funds: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated the Short Horizon , the Intermediate Horizon , and the Intermediate Long Horizon as separate series on April 15, 1996. The Short Intermediate Horizon and the Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A. INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

  B. INVESTMENT INCOME:

     Income and capital gain distributions earned are recorded on the ex-dividend date.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

  D. FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

F. OTHER (CONTINUED):

liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with the Advisor, an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the year ended June 30, 2000, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Short Horizon...............................................    $  5,123,394          $ 3,030,353
Short Intermediate Horizon..................................      14,382,294            8,586,851
Intermediate Horizon........................................     101,905,923           70,804,150
Intermediate Long Horizon...................................     104,830,172           68,285,335
Long Horizon................................................      73,847,779           44,079,350

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

5. FINANCIAL HIGHLIGHTS

     For an average share outstanding for the year:

                                                      NET
                                                    REALIZED                              DISTRIBUTIONS   DISTRIBUTIONS
                        NET ASSET                     AND                    DIVIDENDS      FROM NET      IN EXCESS OF      TAX
       FOR THE            VALUE          NET       UNREALIZED   TOTAL FROM    FROM NET      REALIZED        REALIZED      RETURN
     PERIOD/YEAR       BEGINNING OF   INVESTMENT     GAINS      INVESTMENT   INVESTMENT      CAPITAL        GAINS ON        OF
        ENDED          PERIOD/YEAR      INCOME      (LOSSES)    OPERATIONS     INCOME         GAINS        INVESTMENTS    CAPITAL
     -----------       ------------   ----------   ----------   ----------   ----------   -------------   -------------   -------
SHORT HORIZON
06/30/2000 (1).......     $10.56        $0.25        $(0.12)      $ 0.13       $(0.24)       $   --          $    --      $    --
12/31/1999...........      10.92         0.49         (0.34)        0.15        (0.47)        (0.04)              --           --
12/31/1998...........      10.70         0.44          0.24         0.68        (0.41)        (0.05)              --        (0.00)**
12/31/1997...........      10.34         0.49          0.41         0.90        (0.52)        (0.02)              --           --
12/31/1996 (2).......      10.00         0.18          0.36         0.54        (0.18)        (0.01)           (0.00)**     (0.01)
SHORT INTERMEDIATE HORIZON
06/30/2000 (1).......      10.25         0.24         (0.15)        0.09        (0.19)           --               --           --
12/31/1999...........      10.04         0.61          0.15         0.76        (0.47)        (0.08)              --           --
12/31/1998 (3).......      10.00         0.46         (0.09)        0.37        (0.27)        (0.06)              --        (0.00)**
INTERMEDIATE HORIZON
06/30/2000 (1).......      12.64         0.18         (0.16)        0.02        (0.17)           --               --           --
12/31/1999...........      11.83         0.57          0.96         1.53        (0.49)        (0.23)              --           --
12/31/1998...........      10.98         0.34          1.00         1.34        (0.35)        (0.14)              --        (0.00)**
12/31/1997...........      10.32         0.48          0.99         1.47        (0.72)        (0.08)              --        (0.01)
12/31/1996 (2).......      10.00         0.13          0.42         0.55        (0.13)        (0.10)              --           --
INTERMEDIATE LONG HORIZON
06/30/2000 (1).......      13.60         0.14         (0.16)       (0.02)       (0.13)           --               --           --
12/31/1999...........      12.32         0.51          1.80         2.31        (0.46)        (0.57)              --           --
12/31/1998...........      11.32         0.28          1.29         1.57        (0.39)        (0.18)              --        (0.00)**
12/31/1997...........      10.30         0.41          1.53         1.94        (0.80)        (0.11)              --        (0.01)
12/31/1996 (2).......      10.00         0.09          0.47         0.56        (0.09)        (0.17)              --           --
LONG HORIZON
06/30/2000 (1).......      12.32         0.03         (0.20)       (0.17)       (0.03)           --               --           --
12/31/1999...........      10.08         0.39          2.34         2.73        (0.27)        (0.22)              --           --
12/31/1998 (3).......      10.00         0.21          0.16         0.37        (0.12)        (0.17)              --        (0.00)*

---------------

(1)  Unaudited
(2)  Commencement of Operations, April 15, 1996.
(3)  Commencement of Operations, May 1, 1998.
  *  Annualized
 **  Less than one penny per share.

                                          RATIOS TO AVERAGE NET ASSETS
    TOTAL                                 -----------------------------
  DIVIDENDS       NET ASSET                                   NET         PORTFOLIO
     AND          VALUE END      TOTAL                     INVESTMENT     TURNOVER        NET ASSETS
DISTRIBUTIONS   OF PERIOD/YEAR   RETURN     EXPENSES         INCOME         RATE      END OF PERIOD/YEAR
-------------   --------------   ------   ------------   --------------   ---------   ------------------
   $(0.24)          $10.45        1.24%       0.20%*           4.79%*         17%        $ 18,483,607
    (0.51)           10.56        1.45        0.20             4.48           41           16,574,749
    (0.46)           10.92        6.37        0.20             4.00          113           13,019,430
    (0.54)           10.70        8.69        0.20             4.49          348            6,015,072
    (0.20)           10.34        7.74*       0.20*           11.60*         466              742,127

    (0.19)           10.15        0.92        0.20*            4.79*          72           15,330,594
    (0.55)           10.25        7.70        0.20             5.91          119            9,703,880
    (0.33)           10.04        3.73*       0.20*            6.94*         260            3,657,312

    (0.17)           12.49        0.17        0.20*            2.92*          62          124,961,802
    (0.72)           12.64       13.14        0.20             4.59           56           94,988,890
    (0.49)           11.83       12.27        0.20             2.97          124           57,365,875
    (0.81)           10.98       14.29        0.20             4.26          322           24,664,668
    (0.23)           10.32        7.94*       0.20*            7.88*         469            2,820,072

    (0.13)           13.45       (0.17)       0.20*            2.08*          47          162,802,026
    (1.03)           13.60       19.06        0.20             3.90          107          127,900,157
    (0.57)           12.32       14.02        0.20             2.33          135           62,688,689
    (0.92)           11.32       18.95        0.20             3.55          336           25,866,529
    (0.26)           10.30        8.02*       0.20*            2.03*         418            2,173,362

    (0.03)           12.12       (1.41)       0.20*            0.57*          87           67,010,150
    (0.49)           12.32       27.41        0.20             3.49          108           37,930,335
    (0.29)           10.08        3.81*       0.20*            3.35*         276           10,672,299

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6. INVESTMENTS IN AFFILIATES

     The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2000 totaled $18,486,616, $15,333,025, $124,984,313, $162,826,795, and $67,020,388, for the
Short Horizon Strategic Allocation Fund, Short Intermediate Horizon Strategic Allocation Fund, Intermediate Horizon Strategic Allocation Fund, Intermediate Long Horizon Strategic Allocation Fund, and the Long Horizon Strategic Allocation Fund, respectively.

     Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
SHORT HORIZON STRATEGIC ALLOCATION
  FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.............   414,612      49,290           --     463,902   $    588,947   $         --   $        --
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   293,931      29,674           --     323,605        334,947             --            --
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   158,575      24,472        1,096     181,951        244,432         11,793          (603)
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   309,401      32,339           --     341,740        347,297             --            --
Diversified Investors Funds
  Group -- Money Market Fund..........   167,270     317,793      279,324     205,739      3,405,295      2,996,973           345
Diversified Investors Funds
  Group -- Value & Income Fund (1)....    76,381       9,678        1,022      85,037        202,476         22,386          (541)
                                                                                        ------------   ------------   -----------
                                                                                        $  5,123,394   $  3,031,152   $      (799)
                                                                                        ============   ============   ===========

SHORT INTERMEDIATE HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....     9,349       4,894        1,020      13,223   $    112,412   $     11,011   $    14,156
Diversified Investors Funds
  Group -- Core Bond Fund.............   284,774     195,567       27,705     452,636      2,341,572        359,229       (29,919)
Diversified Investors Funds
  Group -- Equity Growth Fund.........    12,671       7,767          300      20,138        234,828          6,508         2,528
Diversified Investors Funds
  Group -- Equity Value Fund..........    34,984      19,371       54,355          --        186,186        624,126       (69,093)
Diversified Investors Funds
  Group -- Growth and Income Fund.....    16,491      10,069           --      26,560        292,681             --            --
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   127,620      80,394        6,190     201,824        907,947         71,064        (1,649)
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   140,035      98,259        6,332     231,962        989,412         76,050       (11,495)
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................    45,538      28,533        2,258      71,813        306,577         24,858          (785)
Diversified Investors Funds
  Group -- International Equity
  Fund................................    18,881      11,446           55      30,272        235,359            749           335
Diversified Investors Funds
  Group -- Money Market Fund..........     2,038     694,012      691,791       4,259      7,445,755      7,422,176       (11,462)
Diversified Investors Funds
  Group -- Special Equity Fund........    24,156      13,380        2,130      35,406        351,660         44,449        14,191
Diversified Investors Funds
  Group -- Value & Income Fund (1)....    22,484      46,944        1,851      67,577        977,905         39,430           393
                                                                                        ------------   ------------   -----------
                                                                                        $ 14,382,294   $  8,679,650   $   (92,800)
                                                                                        ============   ============   ===========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
INTERMEDIATE HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....   136,808      37,448        5,307     168,949   $    803,339   $     58,377   $    65,736
Diversified Investors Funds
  Group -- Core Bond Fund.............  1,984,348   1,149,940     555,241   2,579,047     13,710,680      6,784,558       (93,377)
Diversified Investors Funds
  Group -- Equity Growth Fund.........   216,326      77,788       12,170     281,944      2,358,589        212,102       170,887
Diversified Investors Funds
  Group -- Equity Value Fund..........   511,919     225,919      737,838          --      2,286,739      8,668,139    (1,160,943)
Diversified Investors Funds
  Group -- Growth and Income Fund.....   257,411     110,011       20,847     346,575      3,148,476        380,241       258,927
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   822,955     233,470        3,969   1,052,456      2,614,009         45,321          (382)
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   910,736     316,389       13,263   1,213,862      3,216,312        144,844        (9,428)
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   444,240     132,319        6,592     569,967      1,404,774         70,628           532
Diversified Investors Funds
  Group -- International Equity
  Fund................................   322,329     107,909        4,518     425,720      2,159,018         52,442        42,704
Diversified Investors Funds
  Group -- Money Market Fund..........    32,199    5,365,321   5,061,964     335,556     57,347,249     54,065,211        32,107
Diversified Investors Funds
  Group -- Special Equity Fund........   392,748     101,448        9,554     484,642      2,517,143        203,601        52,766
Diversified Investors Funds
  Group -- Value & Income Fund (1)....   394,807     492,262       36,103     850,966     10,339,595        709,113        50,045
                                                                                        ------------   ------------   -----------
                                                                                        $101,905,923   $ 71,394,577   $  (590,426)
                                                                                        ============   ============   ===========

INTERMEDIATE LONG HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....   245,092      70,975       25,681     290,386   $  1,611,950   $    289,954   $   364,659
Diversified Investors Funds
  Group -- Core Bond Fund.............  1,279,788    340,191       24,170   1,595,809      4,063,156        305,030       (10,877)
Diversified Investors Funds
  Group -- Equity Growth Fund.........   415,231     105,101        1,120     519,212      3,098,147         19,705        15,328
Diversified Investors Funds
  Group -- Equity Value Fund..........  1,031,743    370,849    1,402,592          --      3,501,881     16,223,244    (1,948,353)
Diversified Investors Funds
  Group -- Growth and Income Fund.....   475,565     138,735           --     614,300      3,918,438             --            --
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   538,697     129,469        7,209     660,957      1,458,846         82,426          (612)
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   978,952     292,982       20,121   1,251,813      2,957,494        234,365       (30,740)
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   596,894     147,883       10,042     734,735      1,583,150        107,493         1,367
Diversified Investors Funds
  Group -- International Equity
  Fund................................   618,700     165,283           --     783,983      3,364,047             --            --
Diversified Investors Funds
  Group -- Money Market Fund..........    42,633    5,240,656   4,677,512     605,777     56,183,085     50,098,228        63,001
Diversified Investors Funds
  Group -- Special Equity Fund........   738,789     194,163       58,312     874,640      5,084,424      1,219,053       469,678
Diversified Investors Funds
  Group -- Value & Income Fund (1)....   707,298     865,297       36,845   1,535,750     18,005,554        719,942        62,444
                                                                                        ------------   ------------   -----------
                                                                                        $104,830,172   $ 69,299,440   $(1,014,105)
                                                                                        ============   ============   ===========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
LONG HORIZON STRATEGIC ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....    90,353      60,303        5,180     145,476   $  1,361,681   $     53,979   $    76,260
Diversified Investors Funds
  Group -- Equity Growth Fund.........   183,688     141,151        1,691     323,148      4,243,702         36,652        16,264
Diversified Investors Funds
  Group -- Equity Value Fund..........   405,706     295,410      701,116          --      2,903,611      8,003,464      (867,391)
Diversified Investors Funds
  Group -- Growth and Income Fund.....   191,254     147,801          264     338,791      4,225,256          6,115         2,139
Diversified Investors Funds
  Group -- International Equity
  Fund................................   273,699     214,615        4,044     484,270      4,361,744         55,237        28,548
Diversified Investors Funds
  Group -- Money Market Fund..........    21,835    3,556,085   3,345,139     232,781     38,205,222     35,928,196        24,374
Diversified Investors Funds
  Group -- Special Equity Fund........   311,261     217,708       14,242     514,727      5,577,925        317,101        78,787
Diversified Investors Funds
  Group -- Value & Income Fund (1)....   308,547     619,864       14,957     913,454     12,968,638        318,579         1,047
                                                                                        ------------   ------------   -----------
                                                                                        $ 73,847,779   $ 44,719,323   $  (639,972)
                                                                                        ============   ============   ===========

---------------
(1) Formerly Equity Income Fund.

                        (This page intentionally left blank)

                              SECOND QUARTER 2000

                               ECONOMIC OVERVIEW

     During the second quarter of 2000, the financial markets encountered a great deal of uncertainty as well as diverging market views. This resulted in a significant amount of market rotation and volatility. The fact that most stock indices declined between 2.7% and 4.7% inadequately describes the tremendous volatility investors withstood in the second quarter. Most of the uncertainty was attributable to the direction of the economy as well as interest rates and corporate profits.

     The economy continued on its torrid pace in the first quarter of the year as the Gross Domestic Product, a measure of all the goods and services produced in the U.S., increased by an annual rate of 5.4%. This measure is well above the Federal Reserve's growth target of 3.5%. In an attempt to subside the economic imbalances, the Federal Reserve Board increased interest rates by 50 basis points in the quarter.

     It appears as though the six increases in the Fed Funds Rate over the past year are having an effect on economic activity. The most recent economic data suggests that the economy is slowing. This has become most evident among the consumer sector. Consumer spending has slowed to approximately a 3% annual pace. This is down significantly from the 11% clip we experienced in late 1999 and early 2000. In addition, the higher energy prices are negatively impacting the economy. The higher prices tend to act as additional tax on the economy, as this causes consumer disposable income to fall.

     Although consumer spending has slowed, we have to wonder if this is just a slight pause with consumer activity picking up in the next quarter or two. The consumer confidence level, albeit lower than it was earlier in the year, remains very high. With the job market remarkably tight, wages continuing to increase between 3.5% and 4.0%, and equity prices recovering from the recent sell-off, consumers will most likely remain upbeat. Also, lets not forget that after strong economic activity in the first quarter of 1998 and 1999, the economy paused in the second quarter of each year, then catapulted in the second half of the year. We would like to see growth slow across various sectors of the economy, not concentrated in a few areas. Parts of the manufacturing sector continue to exhibit strong patterns.

     Inflation measures such as the Consumer Price Index (CPI) and the Producer Price Index (PPI) are maintaining their upward trend from their 1999 lows. The headline PPI has increased 3.8% on a year-over-year basis, and the CPI has increased 3.1%. Through June of 1999, the PPI and CPI measures were up only a modest 1.5% and 2.0%, respectively. While the latest numbers are not in dangerous territory, they currently portray an upward pattern. Another measure worth noting, was the latest increase in the Employment Cost Index (ECI) which rose 1.4% in the first quarter, the largest increase since September 1990. This measure had an immediate impact on the financial markets as both bonds and stocks aggressively sold off on the news.

                               FINANCIAL MARKETS

     The broad investment grade bond market, as measured by the Lehman Brothers Aggregate Index, returned 1.7% in the second quarter. After pausing in April and May, the bond market broke out of its slump in June by rising 2.1%, its best performance since September 1998. The bond market benefited from strong performances in both the Government sector and in each of the spread sectors, which all recorded strong returns. The rally in the bond market was caused by generally weaker economic data throughout the month. The first sign of slower growth came in the first week of the month with a much less than anticipated labor report, which announced that non-farm payrolls increased by 231,000, significantly below the consensus estimate of 375,000. Also, the report indicated that the unemployment rate increased to 4.1% from 3.9%. Later in the month, a favorable CPI increase of only 0.1% coupled with a weaker than expected housing report, added to investors growing conviction that the Fed would remain on hold at its June 28, 2000 FOMC meeting. This would turn out to be the case; however, the Fed did leave the door open for future increases particularly at the meeting on August 22, 2000.

     The apparent economic slowdown led investors to believe that the Fed is nearing the end of its tightening cycle. Accordingly, two-year rates dropped 13 basis points to 6.36%, while the 10-year Treasury ended the quarter unchanged at 6.02%. The shape of the yield curve remains inverted with the 30 year Treasury bond at 5.89%.

     For the quarter, bond portfolios with an intermediate duration generally outperformed bond portfolios with relatively short or long durations. Also, after lagging in the first quarter, mortgage backed securities outperformed, with asset backed and Treasuries following behind, and corporate bonds lagging. However, for the year, Treasuries performed the best. This result is largely attributable to the Treasury buying back U.S. Treasury Bonds due to the current surplus in the federal budget, as well as investors flocking to Treasury Bonds due to economic uncertainty earlier in the year. Accordingly, high yield bonds are significantly lagging for the year.

     As investors favored the relative safety of fixed income securities, stocks finished the second quarter lower as investors reacted negatively to the prospects of higher interest rates and slower economic growth and their impact on a fully valued market. As a result, the U.S. stock market, as measured by the S&P 500 Index, fell 2.7%.

     The second quarter witnessed significant volatility and sector rotation. After significantly leading the market in 1999 and in the first quarter of 2000, growth stocks sold off in April and May by approximately 10%. Small cap stocks, as measured by the Russell 2000 Index, also fell prey to the selling by falling nearly 12%. This was largely attributable to a correction in the technology sector as concerns surfaced about whether many developing technology and internet companies would ever post a profit, leading to a sell-off in this very over valued sector of the market. From its peak on March 10 to its low on May 24, the NASDAQ Composite declined over 35% and finished the quarter down 13%. Internet funds declined over 40%, while technology stocks declined approximately 10%.

     In this difficult market, stocks with good earnings and more conservative valuations outperformed. As evidence of this, two of the best performing sectors were health care and consumer staples. During this period, value stocks, as measured by the Russell 1000 Value Index, remained flat.

     In June, however, these trends reversed and the relatively cheaper value stocks sold-off by declining 4.6%, and large cap growth and small cap stocks strongly rallied by returning 7.6% and 8.7%, respectively.

     For the quarter, large cap growth stocks again outperformed on a relative basis followed by international, small cap and large cap value.

                                    OUTLOOK

     Going forward, the market still faces a number of uncertainties: the time and extent of further tightening, the degree of economic slowdown and its effect on earnings. Right now it appears as though the rate of economic growth has begun to slow as evidenced by the recent data. However, with employment levels remaining strong and bolstering consumer confidence, there is a chance that consumer spending may accelerate and keep the economy growing at a rapid pace. Let's not forget that consumer activity accounts for nearly two thirds of total economic activity. This is the reason why we carefully examine consumer levels and patterns. Therefore, the belief that the Fed tightening is over may be a bit premature as the next round of economic data may again heighten inflation concerns.

     In order to have a sustained rally in bonds, we will need clear evidence that economic growth is slowing and that the slow down has broadened to most sectors of the economy. This may not be forthcoming until later this year. However, any rise in interest rates should be limited. We do not anticipate the economy to go into a recession. With that in mind, we will maintain our current level in bonds. We believe that the bond market, particularly corporate and high yield bonds, looks attractive.

     The recent weakness in growth and particularly technology stocks has not brought their valuation levels in line with the rest of the market. We believe that these overvalued stocks remain vulnerable to slowing economic growth and declining profits. Therefore, after a near run rally, such as the one we have experienced over the past six weeks, the market may experience some further weakness later in the summer, with growth stocks being more vulnerable. Based on our analysis of the current market and relative valuations, we will be selling into this rally and most likely pull in the reins. Again, with more questions than answers at this point, and until the future of the economy and Fed activity become more certain, a defensive portfolio strategy seems appropriate.

                               MONEY MARKET FUND

     To maintain ample liquidity to moderate the impact of substantial first quarter moves in cash flow in and out of the Money Market portfolio and capitalize on the rise in 1-3 week money market interest rates, the Money Market Portfolio's average maturity was shortened up in the first quarter.

     Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is fairly flat out through the 2-3 month area, so there is little yield sacrifice in maintaining a short average maturity in the portfolio.

     The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                               HIGH QUALITY BOND

     The domestic economy slowed during the second quarter as prolonged doses of monetary policy tightening (50 basis points in May) from the Fed finally began to take hold. Signs of slowing in the consumer, housing, and manufacturing sectors, and reports indicating a modest increase in inflation buoyed the bond market. While Treasury yields fell by 13 to 17 basis points between one and five-year maturities, the Treasury curve remained inverted at the two-year maturity, with a peak yield of 6.36%.

     We were active during the quarter with purchases in the asset backed, Yankee and corporate sectors and swaps in the brokerage sector. The net result of these transactions from a sector standpoint was to increase the allocation in the asset backed and Yankee sectors to 44% and 8% respectively, while modestly reducing the allocation to the domestic corporate sector. At quarter end, the portfolio was yielding 85 basis points over that of the Merrill Lynch 1-3 Government Bond Index.

                          INTERMEDIATE GOVERNMENT BOND

     Government bond prices took another round trip in the second quarter: first falling sharply early in the period, then gradually climbing back to end June virtually unchanged. After a double-dose of tightening in May, we believe that the Fed will probably stay on the sidelines for the remainder of the year. The markets' overall tone has improved only slightly. Risk premiums remain high, and overall market liquidity is still poor. Treasuries were the best performers, aided by the continuing debt buy-back, while a cloud of political uncertainty shades agencies. Lastly, the shape of the yield curve is both volatile and inverted.

     Our long-term view is that current bond yields are very attractive and will look even more so as competition for investor dollars from equity markets cools off. However, we expect great volatility within a gradually declining yield range, as the market over-reacts to the latest batch of economic data. Our strategy remains to position the portfolio with a slightly long duration posture, and to carefully add exposure, focusing on higher-yielding agency and government-guaranteed issues, on market weakness.

                                   CORE BOND

     During the quarter, the Fed imposed a 50 basis point rate hike, bringing the fed funds rate to 6.5%. This was the sixth rate increase rate since June of last year. As signs of potential slowing in economic growth began to emerge towards quarter end, investors perceived the Fed to be nearing the end of its tightening cycle. Accordingly, two-year rates rallied 13 basis points to 6.36% while the 10-year Treasury ended the quarter unchanged at 6.02%.

     In early April we moved to a one year overweight in GNMA's and later reduced this to 0.5 years as spreads tightened 10 basis points. Going forward, we feel GNMA pass throughs have more room to tighten and will likely maintain this overweight. Mid-way through the quarter we increased our underweight in investment grade corporates to 0.5 years. Given the flat credit curve, most of this underweight is in the 30-year area. This underweight worked to our advantage as corporate spreads widened roughly 10 basis points for industrial credits and 30 basis points in the finance sector. We maintained a 3% allocation to domestic high yield corporates, which widened 30 basis points largely because of concerns over future rate hikes. Given current valuations and our defensive focus in this sector, we feel this asset class offers significant relative value going forward.

                                HIGH YIELD BOND

     During the month of June the portfolio was repositioned. Exposure to old economy industries which would be the most adversely impacted by higher interest rates was reduced. As a percentage of the portfolio, the weighting in the housing industry and steel was reduced in addition to auto exposure being lowered. Exposure to telecommunications was increased with the majority of this increase related to European telecom names. Exposure to cable was lowered with an emphasis away from U.S. cable companies to European operators. The service industry position was increased as well. We expect to deploy cash into the new issue area, which we believe represents value from a pricing and structure perspective.

     The best performing industries in June were supermarkets (+4.16%), energy (+3.84%) and cable (+3.56%). Project finance bonds and zero coupon bonds also outperformed. June was the first month in 2000 to record positive inflows into the high yield market; $1.2 billion was invested in high yield mutual funds during the month.

     The CSFB HY Index is currently yielding 13.40%. At this level we believe investors are being significantly compensated for credit risk. We expect demand for capital by issuers, especially in the telecommunications area, to remain strong. However, we expect mergers and acquisitions activity to generate capital gain returns. Industries we expect to experience strong acquisition activity include cellular communications, European telecommunications, and the oil and gas operators.

                                    BALANCED

     During the quarter, the Fed imposed a 50 basis point rate hike, bringing the fed funds rate to 6.5%. In early April, we moved to a one year overweight in GNMA's and later reduced this to 0.5 years as spreads tightened 10 basis points. We maintained a 6% allocation to domestic high yield corporates, which widened 30 basis points largely because of concerns over future rate hikes. Given current valuations and our defensive focus in this sector, we feel this asset class offers significant relative value going forward.

     We also maintained a 4% allocation to emerging market securities throughout the quarter. Positive fundamental developments across Central Europe and Latin America continue to highlight the attractive relative value of this sector.

     Market returns during the quarter suffered from expectations of aggressive interest rate increases by the Fed. Underperformance during the quarter came from positions in the Consumer Cyclicals and Healthcare sectors. This was partially offset by outperformance from our positioning within the Communication Services sector. Our outlook for the second half of the year is one of balance between market risks related to the slowing of the U.S. economy, and market positives such as the resolution of the Presidential race and the approaching end of the Fed's interest rate increases.

                                  EQUITY VALUE

     The weak returns of the portfolio and Russell 1000 Value Index in the two first full months since Sanford Bernstein began as manager mask abrupt changes. In May, the index had positive returns, beating the broad market, and the portfolio did better yet. In June, however, the index fell, underperforming the broad market. With investors rotating back to high-priced technology stocks and fleeing low-priced and pro-cyclical securities, the portfolio underperformed. In this difficult market environment, both sector and security selection detracted from portfolio performance. The portfolio's overweight of consumer cyclicals and underweight of consumer growth both hurt performance. The bigger drag, however, came from stock selection, particularly within financials, technology and utilities. The portfolio's underweight of the weak (but still high-priced) technology sector added to relative performance in the two-month period, but these gains were more than offset by security selection. In our view, these stocks still represent a very attractively priced way to benefit from the growth in the major technology companies, whose goods they distribute.

                                 VALUE & INCOME

     The economy finally began to show some signs of deceleration during the second quarter. The combination of higher interest rates, rising energy costs and a sharp market correction, especially in the popular technology sector, cooled consumer spending. The stock market sell-off hit the growth area the hardest, while several value sectors such as healthcare, finance and energy rallied.

     The portfolio has substantial holdings in these areas and they contributed to results for the quarter. Consensus forecasts call for the earnings of the companies in the portfolio to grow about as fast as the market for each of the next two years. Never in our experience have we seen valuations this low without severe industrial distress. We expect investors to recognize this discrepancy and drive prices to more appropriate levels relative to earnings prospects. Until future Fed activity becomes more certain, we will take a defensive portfolio strategy by reducing exposure to economy sensitive sectors while increasing holdings in financials, healthcare and consumer staples.

                                GROWTH & INCOME

     During the second quarter, the technology-laden NASDAQ Composite continued to slide. As a result, the portfolio underperformed the S&P 500 Index, which declined 2.7% in the second quarter. Underweighting health care, particularly pharmaceuticals, and poor performance by select biotechnology holdings made this sector the single largest detractor from portfolio performance. Strength in communications equipment and computer hardware could not overcome the negative impact of overweighting the weak technology sector. Lagging performance in electronics, computers, and contract manufacturing holdings hurt performance.

     We expect the current momentum of economic expansion to continue for the foreseeable future, although moderating from 1999's high level. Despite a possible economic slowdown, market volatility, high energy prices, and the inevitable market uncertainty, it is important to remember that the United States still exhibits low inflation and a strong economy. We continue to believe that the current economic environment will reward high-quality growth companies that are experiencing strong demand for their products and stable or improving pricing power.

                                 EQUITY GROWTH

     Stocks finished the second quarter lower as investors reacted negatively to the prospects of higher interest rates and the impact of slower economic growth on a fully valued market. In this difficult environment, stocks with good earnings and more conservative valuations tended to do well. Two of the best performing sectors were Healthcare and Consumer Staples. With a significant portion of the portfolio invested in these sectors, we were able to outperform the Russell 1000 Growth Index for the quarter. Despite the volatility in biotech stocks during the period, our overweight in Pharmaceuticals & Biotechnology was positive for performance. Overweight to Communications Equipment and stock selection within the group had the largest negative impact on performance.

     Going forward, the key to the economic outlook remains the Federal Reserve's ability to keep inflation in check as it attempts to engineer a soft landing. If successful, the result should be a more moderately growing economy in which we believe higher quality issues that can produce solid double-digit earnings growth will excel.

                                 SPECIAL EQUITY

     The fact that most indices declined only slightly, inadequately describes the tremendous volatility investors withstood in the second quarter. Year-to-date, the Russell 2000 Index has had a rise or fall of more than 3% on 24 separate days (none in 1999). Much of the volatility is a function of rapidly changing investor sentiment toward technology and biotechnology sectors.

     Waste collection, healthcare and takeover issues drove our second quarter performance to the upside. We continue to benefit from the pursuit of undervalued stocks by private groups and corporate capital. Performance for the quarter was positively impacted by gains in C&D Technologies (up 90.6%), Ruby Tuesday (up 43.6%) and Rational Software (up 21.5%). On the negative side, cable television and radio stocks continue to slide. Financial holdings as a group declined for the quarter in addition to semiconductor and semiconductor equipment stocks. Technology continues to provide the main growth spark in the economy and is the equity markets prime source of price movement, both positive and negative.

     Our view is that the Federal Reserve and the decline in the capital markets, particularly the NASDAQ, have slowed the economy and thus raised the probability of the Fed accomplishing their goal of a soft landing. We expect a strong earnings release period to provide both stability and leadership to our positions.

                               AGGRESSIVE EQUITY

     Rising interest rates coupled with extended valuations led to continued volatility for growth stocks. Reported earnings were very good across all sectors, but not strong enough to overcome concerns over future growth, especially in the technology sector.

     Performance this quarter was due to appreciation across all sectors; technology stocks such as Corning, and Siebel Systems; healthcare stocks such as King Pharmaceutical, and Ivax Corp; and utility stocks such as Calpine. We were less fortunate in our holdings of Costco, which was sold after indicating its earnings growth would slow. We added to our positions in Varian, Check Point Software, and Ivax, and initiated a position in Priority Healthcare. These companies are all characterized by strong organic revenue growth and reported earnings well above market expectations.

     We view the market with cautious optimism. Strong growth opportunities exist in the stocks that we own. We expect relative valuations in these issues will be important over the balance of the year.

                              INTERNATIONAL EQUITY

     The sell-off in equity markets that began in March continued through April. European markets then began to turn around in late May and posted strong results for June, paring their losses for the quarter. Throughout the second quarter investors continued to reexamine the valuations of technology-related companies. The resulting volatility pressured technology, media, and telecommunications securities.

     Prior to the technology correction in March, we took advantage of the relative value found in consumer, food, and beverage stocks. Stock selection and underweighting in Germany were additive over the quarter, as well as our exposure to Canada. The portfolio's emphasis on technology-related companies dampened performance. Stock selection in Japan, primarily in technology and telecommunications, detracted from returns over the quarter.

     With the strong comeback in many of the consumer and financial companies we favored, we are beginning to take profits in these sectors and look at some more reasonable values in the telecommunications industries. We also plan to remain positioned in European exporters from a variety of industries. Should the Euro remain range-bound, many of the exporters we favor that already offer double-digit sales growth could show solid earnings results for some time to come.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                 INTERMEDIATE
                                      MONEY           HIGH        GOVERNMENT        CORE                        VALUE AND
                                      MARKET      QUALITY BOND       BOND           BOND         BALANCED       INCOME (1)
                                   ------------   ------------   ------------   ------------   ------------   --------------
ASSETS:
Securities, at cost..............  $488,937,549   $236,825,917   $208,168,880   $744,874,058   $612,417,917   $1,085,836,656
                                   ============   ============   ============   ============   ============   ==============
Securities, at market............  $488,937,549   $233,364,591   $205,003,792   $743,384,935   $635,501,328   $1,116,205,487
Repurchase agreements, at
  value..........................        64,460      1,886,676        631,322     15,788,470      7,576,928       17,761,296
Cash.............................        24,088         29,667             --             --        219,666              921
Foreign currency holdings, at
  value (Cost $3,275,926)........            --             --             --             --             --               --
Receivable for securities sold...            --             --             --     34,396,137     15,163,300        3,006,572
Unrealized appreciation on
  foreign currency forward
  contracts......................            --             --             --        257,386         93,253               --
Interest receivable..............       537,685      2,459,481      2,610,015      7,148,003      3,033,341            5,402
Dividends receivable.............            --             --             --             --        246,974        2,359,944
Receivable from securities
  lending........................            --         25,931            892             --         98,177               --
Reimbursement from advisor.......            --             --          2,000             --             --            1,087
                                   ------------   ------------   ------------   ------------   ------------   --------------
        Total assets.............   489,563,782    237,766,346    208,248,021    800,974,931    661,932,967    1,139,340,709
                                   ------------   ------------   ------------   ------------   ------------   --------------
LIABILITIES:
Due to Advisor...................            --             --             --             --         87,024               --
Deposit for securities loaned....            --      9,340,000     28,730,000     42,412,500     44,792,400       25,044,861
Payable for securities
  purchased......................            --             --             --    217,892,825     90,305,074        1,674,570
Unrealized depreciation on
  foreign currency forward
  contracts......................            --             --             --        400,476        142,036               --
Investment advisory fees.........       102,323         77,124         53,511        152,548        198,124          432,096
Accrued expenses.................        18,460         14,830         17,884         32,897        189,961           59,459
                                   ------------   ------------   ------------   ------------   ------------   --------------
        Total liabilities........       120,783      9,431,954     28,801,395    260,891,246    135,714,619       27,210,986
                                   ------------   ------------   ------------   ------------   ------------   --------------
        NET ASSETS...............  $489,442,999   $228,334,392   $179,446,626   $540,083,685   $526,218,348   $1,112,129,723
                                   ============   ============   ============   ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital..................  $489,442,999   $231,795,718   $182,611,714   $541,942,641   $503,271,035   $1,081,760,892
Net unrealized appreciation
  (depreciation) on securities
  and futures....................            --     (3,461,326)    (3,165,088)    (1,489,123)    23,083,411       30,368,831
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities in
  foreign currencies.............            --             --             --       (369,833)      (136,098)              --
                                   ------------   ------------   ------------   ------------   ------------   --------------
        NET ASSETS...............  $489,442,999   $228,334,392   $179,446,626   $540,083,685   $526,218,348   $1,112,129,723
                                   ============   ============   ============   ============   ============   ==============

---------------
(1) Formerly Equity Income

                       See notes to financial statements.

       EQUITY         GROWTH &          EQUITY          SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
       VALUE           INCOME           GROWTH           EQUITY          EQUITY          BOND          EQUITY
    ------------   --------------   --------------   --------------   ------------   ------------   -------------
    $194,101,072   $1,159,342,247   $1,164,730,026   $1,097,293,914   $364,526,961   $115,870,036   $579,732,874
    ============   ==============   ==============   ==============   ============   ============   ============
    $175,135,899   $1,464,413,352   $1,484,777,591   $1,363,807,036   $505,585,984   $110,955,894   $762,297,123
       3,554,864       23,316,736       29,843,994       57,762,293      4,031,732     11,530,251     22,276,534
              --               --               24               --             --             --            671
              --               --               --               --             --             --      3,270,195
              --        5,662,282        7,609,494        7,190,255     10,050,705      2,347,204      5,241,870
              --               --               --               --             --             --      1,044,784
           1,645           29,404           25,576           26,346         12,378      2,478,701         19,307
         488,471          464,739          486,696          651,018         25,992             --      1,252,865
             692           32,321           22,302           50,694          9,369             --         53,292
              --               --               --               --             --             --          6,191
    ------------   --------------   --------------   --------------   ------------   ------------   ------------
     179,181,571    1,493,918,834    1,522,765,677    1,429,487,642    519,716,160    127,312,050    795,462,832
    ------------   --------------   --------------   --------------   ------------   ------------   ------------
              --               --               --           15,166             --             --             --
       6,768,500      166,821,394      135,995,998      109,119,228     76,599,800             --     91,268,648
              --       11,974,512        8,180,591        2,080,372      1,930,774      2,407,770      5,294,661
              --               --               --               --             --             --        595,537
          87,912          648,478          696,127          930,690        337,062         59,438        428,486
           1,671           57,069           52,725          224,532         14,343         23,714         77,484
    ------------   --------------   --------------   --------------   ------------   ------------   ------------
       6,858,083      179,501,453      144,925,441      112,369,988     78,881,979      2,490,922     97,664,816
    ------------   --------------   --------------   --------------   ------------   ------------   ------------
    $172,323,488   $1,314,417,381   $1,377,840,236   $1,317,117,654   $440,834,181   $124,821,128   $697,798,016
    ============   ==============   ==============   ==============   ============   ============   ============
    $191,288,661   $1,009,346,276   $1,057,792,671   $1,050,604,532   $299,775,158   $129,735,270   $514,813,568
     (18,965,173)     305,071,105      320,047,565      266,513,122    141,059,023     (4,914,142)   182,564,249
              --               --               --               --             --             --        420,199
    ------------   --------------   --------------   --------------   ------------   ------------   ------------
    $172,323,488   $1,314,417,381   $1,377,840,236   $1,317,117,654   $440,834,181   $124,821,128   $697,798,016
    ============   ==============   ==============   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                INTERMEDIATE
                                      MONEY          HIGH        GOVERNMENT       CORE                        VALUE AND
                                     MARKET      QUALITY BOND       BOND          BOND         BALANCED       INCOME(1)
                                   -----------   ------------   ------------   -----------   ------------   -------------
INVESTMENT INCOME:
  Interest income................  $13,734,342    $7,047,690     $5,410,187    $16,622,649   $  6,841,307   $     678,698
  Securities lending income......           --         8,881         36,559        128,176         63,129          55,665
  Dividend income................           --            --             --             --      1,696,879      15,040,195
  Less: withholding taxes........           --            --             --             --        (10,852)        (33,135)
                                   -----------    ----------     ----------    -----------   ------------   -------------
         Total income............   13,734,342     7,056,571      5,446,746     16,750,825      8,590,463      15,741,423
                                   -----------    ----------     ----------    -----------   ------------   -------------
EXPENSES:
  Investment advisory fees.......      553,983       378,361        309,645        901,037      1,161,755       2,790,973
  Custody fees...................       49,975        18,353         18,523         15,022         32,588          22,423
  Professional fees..............        9,176         6,889          6,320         43,675         15,428          33,019
  Reports to shareholders........        1,553           455            622         14,603         82,792           3,066
  Miscellaneous fees.............          925           932            930          1,171          1,068           1,893
                                   -----------    ----------     ----------    -----------   ------------   -------------
         Total expenses..........      615,612       404,990        336,040        975,508      1,293,631       2,851,374
  Expenses reimbursed by the
    advisor......................           --            --             --             --             --              --
                                   -----------    ----------     ----------    -----------   ------------   -------------
         Net expenses............      615,612       404,990        336,040        975,508      1,293,631       2,851,374
                                   -----------    ----------     ----------    -----------   ------------   -------------
Net investment income (loss).....   13,118,730     6,651,581      5,110,706     15,775,317      7,296,832      12,890,049
                                   -----------    ----------     ----------    -----------   ------------   -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities and futures.......      (39,665)     (575,986)      (860,394)    (9,001,331)    15,240,812     218,244,142
  Net realized gains (losses) on
    foreign currency
    transactions.................           --            --             --        349,358        465,598              --
  Net change in unrealized
    appreciation (depreciation)
    on securities and futures....                    398,999      1,778,421      7,622,503    (19,525,569)   (324,077,768)
  Net change in unrealized
    appreciation (depreciation)
    on translation of assets and
    liabilities in foreign
    currencies...................           --            --             --       (369,833)      (147,164)             --
                                   -----------    ----------     ----------    -----------   ------------   -------------
Net realized and unrealized gains
  (losses) on securities and
  foreign currencies.............      (39,665)     (176,987)       918,027     (1,399,303)    (3,966,323)   (105,833,626)
                                   -----------    ----------     ----------    -----------   ------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................  $13,079,065    $6,474,594     $6,028,733    $14,376,014   $  3,330,509   $ (92,943,577)
                                   ===========    ==========     ==========    ===========   ============   =============

---------------
(1) Formerly Equity Income

                       See notes to financial statements.

       EQUITY        GROWTH &        EQUITY        SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL
       VALUE          INCOME         GROWTH        EQUITY         EQUITY         BOND          EQUITY
    ------------   ------------   ------------   -----------   ------------   -----------   -------------
    $    253,996   $    652,175   $    723,562   $ 2,014,982   $    354,831   $ 6,040,048   $  1,158,516
           9,759        153,951        147,853       481,360        157,394            --        180,885
       3,722,093      3,200,457      3,390,098     2,669,618        243,898            --      5,219,224
              --        (41,590)       (20,342)           --             --            --       (549,606)
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
       3,985,848      3,964,993      4,241,171     5,165,960        756,123     6,040,048      6,009,019
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
         828,538      3,739,395      3,999,794     5,022,745      1,753,886       336,680      2,463,396
          15,570         96,871        117,785       106,957         14,210        26,188        307,795
          12,469         24,105         14,994        30,658          6,303         5,236         11,109
           1,031          4,412          3,229        86,672            292           683          1,736
           1,139          1,589          2,053         2,059            938           928          1,235
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
         858,747      3,866,372      4,137,855     5,249,091      1,775,629       369,715      2,785,271
          (2,250)            --             --            --             --        (2,595)            --
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
         856,497      3,866,372      4,137,855     5,249,091      1,775,629       367,120      2,785,271
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
       3,129,351         98,621        103,316       (83,131)    (1,019,506)    5,672,928      3,223,748
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
     (71,977,477)    38,838,756     96,113,089    53,819,001    (16,338,945)   (8,482,252)    49,744,922
              --             --             --            --             --            --     (2,845,954)
      24,814,934    (66,588,239)   (89,120,059)   17,567,788     53,841,421     1,636,306    (54,305,465)
              --             --             --            --             --            --      2,252,925
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
     (47,162,543)   (27,749,483)     6,993,030    71,386,789     37,502,476    (6,845,946)    (5,153,572)
    ------------   ------------   ------------   -----------   ------------   -----------   ------------
    $(44,033,192)  $(27,650,862)  $  7,096,346   $71,303,658   $ 36,482,970   $(1,173,018)  $ (1,929,824)
    ============   ============   ============   ===========   ============   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                                               INTERMEDIATE
                                                   MONEY            HIGH        GOVERNMENT        CORE
                                                  MARKET        QUALITY BOND       BOND           BOND          BALANCED
                                              ---------------   ------------   ------------   -------------   ------------
FROM OPERATIONS:
  Net investment income (loss)..............  $    13,118,730   $  6,651,581   $  5,110,706   $  15,775,317   $  7,296,832
  Net realized gains (losses) on securities
    and futures.............................          (39,665)      (575,986)      (860,394)     (9,001,331)    15,240,812
  Net realized gains (losses) on foreign
    currency transactions...................               --             --             --         349,358        465,598
  Net change in unrealized appreciation
    (depreciation) on securities and
    futures.................................               --        398,999      1,778,421       7,622,503    (19,525,569)
  Net change in unrealized appreciation
    (depreciation) on translation of assets
    and liabilities in foreign currencies...               --             --             --        (369,833)      (147,164)
                                              ---------------   ------------   ------------   -------------   ------------
  Net increase (decrease) in net assets
    resulting from operations...............       13,079,065      6,474,594      6,028,733      14,376,014      3,330,509
                                              ---------------   ------------   ------------   -------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested............    2,486,189,042     68,161,293     38,743,795     150,283,711     76,176,228
  Value of capital withdrawn................   (2,426,593,935)   (46,207,592)   (40,130,287)   (140,297,484)   (78,872,292)
                                              ---------------   ------------   ------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from capital transactions.......       59,595,107     21,953,701     (1,386,492)      9,986,227     (2,696,064)
                                              ---------------   ------------   ------------   -------------   ------------
Net increase (decrease) in net assets.......       72,674,172     28,428,295      4,642,241      24,362,241        634,445
NET ASSETS:
  Beginning of period.......................      416,768,827    199,906,097    174,804,385     515,721,444    525,583,903
                                              ---------------   ------------   ------------   -------------   ------------
  End of period.............................  $   489,442,999   $228,334,392   $179,446,626   $ 540,083,685   $526,218,348
                                              ===============   ============   ============   =============   ============

---------------
(1) Formerly Equity Income

                       See notes to financial statements.

      VALUE AND         EQUITY          GROWTH &          EQUITY          SPECIAL        AGGRESSIVE      HIGH YIELD
      INCOME(1)          VALUE           INCOME           GROWTH           EQUITY          EQUITY           BOND
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
    $   12,890,049   $   3,129,351   $       98,621   $      103,316   $      (83,131)  $  (1,019,506)  $  5,672,928
       218,244,142     (71,977,477)      38,838,756       96,113,089       53,819,001     (16,338,945)    (8,482,252)
                --              --               --               --               --              --             --
      (324,077,768)     24,814,934      (66,588,239)     (89,120,059)      17,567,788      53,841,421      1,636,306
                --              --               --               --               --              --             --
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
       (92,943,577)    (44,033,192)     (27,650,862)       7,096,346       71,303,658      36,482,970     (1,173,018)
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
       364,701,069     161,573,271      408,414,187      366,717,088      803,252,726     423,108,382     48,482,867
      (574,261,999)   (339,320,879)    (308,582,387)    (262,842,352)    (728,473,011)   (278,731,593)   (47,479,129)
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
      (209,560,930)   (177,747,608)      99,831,800      103,874,736       74,779,715     144,376,789      1,003,738
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
      (302,504,507)   (221,780,800)      72,180,938      110,971,082      146,083,373     180,859,759       (169,280)
     1,414,634,230     394,104,288    1,242,236,443    1,266,869,154    1,171,034,281     259,974,422    124,990,408
    --------------   -------------   --------------   --------------   --------------   -------------   ------------
    $1,112,129,723   $ 172,323,488   $1,314,417,381   $1,377,840,236   $1,317,117,654   $ 440,834,181   $124,821,128
    ==============   =============   ==============   ==============   ==============   =============   ============

      INTERNATIONAL
         EQUITY
     ---------------
     $     3,223,748
          49,744,922
          (2,845,954)
         (54,305,465)
           2,252,925
     ---------------
          (1,929,824)
     ---------------
       1,176,804,997
      (1,069,790,798)
     ---------------
         107,014,199
     ---------------
         105,084,375
         592,713,641
     ---------------
     $   697,798,016
     ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     INTERMEDIATE
                                        MONEY            HIGH         GOVERNMENT        CORE
                                       MARKET        QUALITY BOND        BOND          BOND(2)        BALANCED
                                   ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)...  $    18,759,934   $  13,120,662   $  9,454,641   $  33,418,674   $  12,600,377
  Net realized gains (losses) on
    securities and futures.......          (81,098)        (77,003)       271,445     (16,710,925)     38,806,405
  Net realized gains (losses) on
    foreign currency
    transactions.................               --              --             --              --         534,648
  Net change in unrealized
    appreciation (depreciation)
    on securities and futures....               --      (5,712,669)    (6,973,210)    (22,172,181)      4,464,554
  Net change in unrealized
    appreciation (depreciation)
    on translation of assets and
    liabilities in foreign
    currencies...................               --              --             --              --          11,066
                                   ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations...................       18,678,836       7,330,990      2,752,876      (5,464,432)     56,417,050
                                   ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital
    invested.....................    2,447,353,613      97,896,479     95,259,001     279,258,506     164,980,620
  Value of capital withdrawn.....   (2,341,701,375)   (132,784,506)   (81,781,959)   (310,008,160)   (201,809,506)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from capital
  transactions...................      105,652,238     (34,888,027)    13,477,042     (30,749,654)    (36,828,886)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets.........................      124,331,074     (27,557,037)    16,229,918     (36,214,086)     19,588,164
NET ASSETS:
  Beginning of year..............      292,437,753     227,463,134    158,574,467     551,935,530     505,995,739
                                   ---------------   -------------   ------------   -------------   -------------
  End of year....................  $   416,768,827   $ 199,906,097   $174,804,385   $ 515,721,444   $ 525,583,903
                                   ===============   =============   ============   =============   =============

---------------
(2) Formerly Government/Corporate Bond

                       See notes to financial statements.

        EQUITY          EQUITY          GROWTH &          EQUITY          SPECIAL        AGGRESSIVE      HIGH YIELD
        INCOME           VALUE           INCOME           GROWTH           EQUITY          EQUITY           BOND
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
    $   25,448,578   $   7,083,256   $      689,241   $    1,116,335   $    1,261,365   $    (666,121)  $   9,510,613
       127,039,697      18,628,659      140,686,075      112,928,394      167,967,618      26,650,206      (6,387,877)
                --              --               --               --               --              --              --
       (38,715,500)    (35,807,019)     152,827,628      214,814,984       70,038,822      65,836,552      (2,312,494)
                --              --               --               --               --              --              --
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       113,772,775     (10,095,104)     294,202,944      328,859,713      239,267,805      91,820,637         810,242
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       448,574,397     258,787,553      663,367,352      724,768,783      641,434,602     308,383,031     196,525,358
      (514,820,438)   (244,447,936)    (486,602,314)    (475,207,907)    (633,758,010)   (221,556,953)   (167,216,173)
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       (66,246,041)     14,339,617      176,765,038      249,560,876        7,676,592      86,826,078      29,309,185
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
        47,526,734       4,244,513      470,967,982      578,420,589      246,944,397     178,646,715      30,119,427
     1,367,107,496     389,859,775      771,268,461      688,448,565      924,089,884      81,327,707      94,870,981
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
    $1,414,634,230   $ 394,104,288   $1,242,236,443   $1,266,869,154   $1,171,034,281   $ 259,974,422   $ 124,990,408
    ==============   =============   ==============   ==============   ==============   =============   =============

     INTERNATIONAL
         EQUITY
     --------------
     $    3,165,100
         26,587,874
         (1,679,242)
        206,238,143
           (518,396)
     --------------
        233,793,479
     --------------
      1,014,210,775
       (975,508,786)
     --------------
         38,701,989
     --------------
        272,495,468
        320,218,173
     --------------
     $  592,713,641
     ==============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 90.19%
$10,800,000   American Express Credit Corp.,
                6.88%, 07/03/00..............  $ 10,795,872
 11,758,000   American Express Credit Corp.,
                6.56%, 07/18/00..............    11,721,576
 11,000,000   American General Finance Corp.,
                6.58%, 07/14/00..............    10,973,863
  8,000,000   Associates Corporation of North
                America, 6.56%, 07/19/00.....     7,973,760
 15,000,000   Associates First Capital,
                6.95%, 07/03/00..............    14,994,208
  1,550,000   BankAmerica Corp., 5.93%,
                07/13/00.....................     1,546,936
 11,833,000   CIT Group Holdings, 6.55%,
                08/07/00.....................    11,753,341
  1,640,000   Ciesco, L.P., 6.56%,
                07/20/00.....................     1,634,322
 13,744,000   Citicorp, 6.54%, 08/01/00......    13,666,598
 14,820,000   Coca Cola Enterprises, Inc.,
                6.07%, 08/21/00..............    14,692,561
  4,346,000   Colonial Pipeline Company,
                6.60%, 08/02/00..............     4,320,504
  6,400,000   Colonial Pipeline Company,
                6.60%, 08/21/00..............     6,340,160
  2,500,000   Conagra, Inc., 6.80%,
                07/25/00.....................     2,488,667
  1,005,000   Country Wide Home Loans, 6.92%,
                07/05/00.....................     1,004,227
 19,000,000   Country Wide Home Loans, 6.55%,
                07/07/00.....................    18,979,258
  4,000,000   Dominion Resources, Inc.,
                6.83%, 07/20/00..............     3,985,581
 20,000,000   Edison Asset Securitization,
                6.58%, 08/11/00..............    19,850,122
  7,842,000   Enterprise Funding Corp.,
                6.60%, 07/27/00..............     7,804,620
 13,000,000   Ford Motor Credit Company,
                6.00%, 07/03/00..............    12,995,667
 10,000,000   Ford Motor Credit Company,
                6.62%, 09/13/00..............     9,863,922
  5,000,000   GE Capital Corp., 6.50%,
                07/03/00.....................     4,998,195
 17,923,000   GE Capital Corp., 6.53%,
                07/19/00.....................    17,864,481
 17,000,000   GTE Corp., 6.60%, 07/11/00.....    16,968,833
 18,600,000   General Motors Acceptance
                Corp., 6.60%, 07/27/00.......    18,511,340
 20,000,000   Golden Funding Corp., 6.57%,
                07/14/00.....................    19,952,550
 10,000,000   Goldman Sachs Group, L.P.,
                6.66%, 08/15/00..............     9,916,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$12,000,000   Heller Financial, Inc., 6.65%,
                07/17/00.....................  $ 11,964,533
  8,000,000   Heller Financial, Inc., 6.65%,
                07/25/00.....................     7,964,533
    651,000   Household Finance, 6.55%,
                07/05/00.....................       650,526
 11,500,000   Household International Corp.,
                6.62%, 08/11/00..............    11,413,296
  4,500,000   International Bank for
                Reconstruction and
                Development, 5.73%,
                10/15/00.....................     4,424,057
  1,100,000   International Bank for
                Reconstruction and
                Development, 5.85%,
                10/15/00.....................     1,081,066
  9,823,000   Merrill Lynch & Company, Inc.,
                6.58%, 07/14/00..............     9,799,660
 11,129,000   Merrill Lynch & Company, Inc.,
                6.66%, 08/21/00..............    11,023,998
 12,650,000   Montauk Funding Corp., 6.56%,
                07/26/00.....................    12,592,372
  7,350,000   Montauk Funding Corp., 6.63%,
                08/25/00.....................     7,275,551
  4,000,000   Nabisco, Inc., 6.75%,
                07/13/00.....................     3,991,000
  4,000,000   Norfolk Southern Corp., 6.80%,
                07/24/00.....................     3,982,622
  4,500,000   Paccar Financial Group, 6.56%,
                07/05/00.....................     4,496,720
 12,592,000   Sony Capital Corp., 6.62%,
                07/12/00.....................    12,566,529
  4,000,000   TRW, Inc., 6.73%, 07/10/00.....     3,993,270
    815,000   Target Corp., 6.62%,
                07/06/00.....................       814,251
  5,969,000   Target Corp., 6.60%,
                07/28/00.....................     5,939,454
 13,500,000   Textron Financial Corp., 6.67%,
                07/07/00.....................    13,484,993
  6,500,000   Textron Financial Corp., 6.55%,
                07/27/00.....................     6,469,252
  6,300,000   Toronto Dominion Bank, 5.90%,
                07/03/00.....................     6,297,935
  5,752,000   Trident Capital Finance, 6.57%,
                08/08/00.....................     5,712,110
 15,000,000   Windmill Funding Corp., 6.58%,
                07/26/00.....................    14,931,459
  5,000,000   Windmill Funding Corp., 6.65%,
                08/14/00.....................     4,959,361
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $441,426,462)............   441,426,462
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FEDERAL HOME LOAN BANK -- 3.29%
$ 4,750,000   6.60%, 02/22/01................  $  4,860,087
 11,250,000   6.75%, 03/01/01................    11,250,000
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK
              (Cost $16,110,087).............    16,110,087
                                               ------------
              CERTIFICATE OF DEPOSIT -- 1.45%
  7,095,000   Canadian Imperial Bank of
                Commerce, 6.29%, 07/25/00
                (Cost $7,095,000)............     7,095,000
                                               ------------
              SHORT-TERM CORPORATE NOTES -- 4.97%
  1,600,000   Banc One, Floating Rate, 6.70%,
                07/06/00(+)..................     1,600,000
  4,706,000   Capital One Funding Corp.,
                Floating Rate, 6.70%,
                07/06/00(+)..................     4,706,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 6.406%, 06/15/01(+)....     9,000,000
  9,000,000   Lehman Syndicated Loan Fund,
                Floating Rate, 6.801%,
                03/15/01(+)..................     9,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $24,306,000).............    24,306,000
                                               ------------
              TOTAL SECURITIES
              (Cost $488,937,549)............   488,937,549
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.01%
$    64,460   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $64,492,
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                6.409%, due 01/01/21, with a
                value of $67,883) (Cost
                $64,460).....................  $     64,460
                                               ------------
              Total Investments -- 99.91%
              (Cost $489,002,009)............   489,002,009
              Other assets less
              liabilities -- 0.09%...........       440,990
                                               ------------
              NET ASSETS -- 100.00%..........  $489,442,999
                                               ============
The aggregate cost of investments for federal income tax
purposes at June 30, 2000, is $489,002,009.

---------------
+ This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of June 30, 2000.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 88.48%
              AUTOMOBILES -- 2.60%
$ 1,000,000   DaimlerChrysler N.A. Holdings,
                7.125%, 03/01/02.............  $    999,465
  5,000,000   DaimlerChrysler N.A. Holdings,
                6.59%, 06/18/02..............     4,930,645
                                               ------------
              TOTAL AUTOMOBILES..............     5,930,110
                                               ------------
              BANKS -- 13.14%
  3,500,000   Bank of America Corp., 10.00%,
                02/01/03.....................     3,699,745
  8,000,000   First Omni Bank, Series 96-A,
                6.65%, 09/15/03..............     7,966,240
  4,000,000   First Union Corp., 8.00%,
                11/15/02.....................     4,028,108
  3,120,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,260,568
  4,000,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     4,300,776
  2,050,000   Svenska Handelsbanken, 8.35%,
                07/15/04.....................     2,094,098
  4,700,000   Union Acceptance Corp., 5.57%,
                09/08/03.....................     4,648,065
                                               ------------
              TOTAL BANKS....................    29,997,600
                                               ------------
              BROKERAGE -- 9.95%
  6,000,000   Bear Stearns & Company, 6.125%,
                02/01/03.....................     5,783,214
  6,000,000   Lehman Brothers Holdings Inc.,
                6.00%, 02/26/01..............     5,952,492
  3,000,000   Merrill Lynch & Company, 5.75%,
                11/04/02.....................     2,891,808
  4,000,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     3,754,984
  3,000,000   Paine Webber Group, 7.875%,
                02/15/03.....................     2,993,658
  1,273,854   Travelers Mortgage, 12.00%,
                03/01/14.....................     1,353,348
                                               ------------
              TOTAL BROKERAGE................    22,729,504
                                               ------------
              FINANCE -- 17.26%
  1,000,000   Abbey National First Capital,
                8.20%, 10/15/04..............     1,025,269
  2,000,000   Associates Corp. N.A., 6.15%,
                01/13/03.....................     1,938,066
  4,000,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,023,156
  3,500,000   CIT Equipment Collateral,
                Series 2000-1, Class A4,
                7.58%, 03/20/08..............     3,528,280
  2,500,000   CIT Group, Inc., 5.50%,
                02/15/04.....................     2,313,962
  2,000,000   Copelco Capital Funding Corp.,
                Series 1998-4, Class A4,
                5.92%, 07/15/03..............     1,964,180

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 5,000,000   Copelco Capital Funding Corp.,
                7.12%, 08/18/03..............  $  5,009,600
    505,441   Copelco Capital Funding Corp.
                II, 6.34%, 07/20/04..........       504,081
  5,000,000   Florida Windstorm Underwriting,
                6.50%, 08/25/02..............     4,907,390
     39,735   Freddie Mac, 10.15%,
                04/15/06.....................        39,785
  1,000,000   General Motors Acceptance
                Corp., 7.40%, 06/07/02.......     1,000,633
  5,000,000   International Lease Finance,
                5.45%, 02/08/02..............     4,867,710
  5,000,000   Norwest Financial, Inc.,
                6.375%, 7/16/02..............     4,919,415
  2,900,000   Salomon, Inc., 6.75%,
                08/15/03.....................     2,840,753
    519,521   Textron Financial Corp., 6.05%,
                03/16/09.....................       517,646
                                               ------------
              TOTAL FINANCE..................    39,399,926
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 1.44%
    826,800   Banc One Auto Grantor Trust,
                6.27%, 11/20/03..............       822,451
  2,488,785   Banc One Auto Grantor Trust,
                6.29%, 07/20/04..............     2,465,764
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              BANKS..........................     3,288,215
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 8.52%
  3,900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............     3,825,237
  4,000,000   Discover Card Master Trust I,
                Series 98-6A, 5.85%,
                01/17/06.....................     3,851,600
  6,000,000   Proffitt's Credit Card Master
                Trust, Series 98-2A, 6.00%,
                09/15/04.....................     5,936,940
  4,375,000   Sears Credit Account Master
                Trust, Series 96-1A, 6.20%,
                02/16/06.....................     4,336,806
  1,500,000   Sears Credit Account Master
                Trust, 7.00%, 07/16/08.......     1,496,820
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              CREDIT CARDS...................    19,447,403
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 11.89%
  5,000,000   Caterpillar Financial Asset
                Trust, 6.20%, 04/25/04(a)....     4,927,900
    403,744   Chase Manhattan Grantor Trust,
                6.61%, 09/15/02..............       403,167
  4,000,000   John Deere Capital Corp.,
                6.90%, 10/18/02..............     3,939,944
  1,575,594   Nations Credit Grantor Trust,
                Series 1997-A, 6.75%,
                08/15/13.....................     1,547,233

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 5,000,000   Navistar Financial Corp.,
                7.20%, 05/17/04..............  $  4,996,900
  1,913,098   Navistar Financial Corp.,
                Series 98-A, Class A, 5.94%,
                11/15/04.....................     1,891,326
    291,510   Pemex Exp Grantor Trust, 7.66%,
                08/15/01.....................       294,504
  5,000,000   Providian Master Trust, Series
                2000-A, 7.49%, 08/17/09......     5,048,950
    824,731   USAA Auto Loan Grantor Trust,
                6.00%, 05/15/04..............       819,593
  3,325,534   USAA Auto Loan Grantor Trust,
                6.10%, 02/15/06..............     3,283,366
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              FINANCE........................    27,152,883
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 2.74%
  2,000,000   Countrywide Asset Backed
                Certificates, Series 2-AF2,
                8.21%, 08/25/25..............     2,016,240
  3,000,000   Midstate Trust, Series 2-A4,
                9.625%, 04/01/03.............     3,066,990
  1,189,406   New York City Tax Lien Trust,
                Series 98-1C, 6.12%,
                07/25/06.....................     1,180,961
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
                OTHER........................     6,264,191
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --1.12%
  2,483,346   Upjohn Company, 9.79%,
                02/01/04.....................     2,557,871
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 12.81%
  4,000,000   Associates Automobile
                Receivables Trust, 7.30%,
                01/15/04(a)..................     3,993,200
    303,231   Chevy Chase Auto Receivables
                Trust, 6.60%, 12/15/02.......       302,891
  4,450,742   Compass Auto Receivables Trust,
                Series 1998-A, Class A3,
                5.90%, 05/15/04..............     4,404,098
  2,441,412   EAB Lease Receivables Trust,
                5.66%, 09/15/02..............     2,417,730
  3,000,000   First Sierra Receivables,
                5.54%, 06/15/02..............     2,970,330
  5,000,000   First Sierra Receivables,
                5.73%, 07/15/04..............     4,814,300
    791,672   First Sierra Receivables II,
                6.85%, 02/10/03..............       789,812
    360,092   Heller Equipment Asset
                Receivables Trust, Series
                1997-1, Class A2, 6.39%,
                05/25/05.....................       357,701

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$ 4,329,549   Newcourt Receivables Asset
                Trust, Series 1997-1, Class
                A4, 6.193%, 05/20/05.........  $  4,290,886
  5,000,000   Textron Financial Corp.
                Receivables Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     4,915,000
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              RECEIVABLES....................    29,255,948
                                               ------------
              PRIVATE ASSET BACKED: RETAIL -- 0.07%
    166,333   Premier Auto Trust, 6.40%,
                10/06/01.....................       166,300
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 2.81%
  6,400,940   Railcar Trust, 7.75%,
                06/01/04.....................     6,409,005
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 2.80%
  2,000,000   Camden Property Trust, 7.23%,
                10/30/00.....................     1,990,600
  1,445,000   HRPT Properties Trust, 6.75%,
                12/18/02.....................     1,386,346
    321,406   Merrill Lynch Mortgage
                Investors, Inc., 10.35%,
                05/15/09.....................       323,003
    200,823   Merrill Lynch Mortgage
                Investors, Inc., 9.40%,
                09/15/09.....................       202,883
  2,500,000   Spieker Properties LP, 6.65%,
                12/15/00.....................     2,488,168
                                               ------------
              TOTAL REAL ESTATE INVESTMENT
              TRUST..........................     6,391,000
                                               ------------
              TELECOMMUNICATIONS -- 1.33%
  3,000,000   Worldcom, Inc., 7.875%,
                05/15/03.....................     3,025,572
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $205,401,233)............   202,015,528
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 5.42%
              FANNIE MAE -- 0.02%
      1,087   PL# 6346, 6.75%, 02/01/03......         1,084
     54,196   PL# 137455, 7.00%, 04/01/04....        52,321
                                               ------------
              TOTAL FANNIE MAE...............        53,405
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.22%
    500,000   6.75%, 05/01/02................       498,614
                                               ------------
              FREDDIE MAC -- 4.69%
 10,000,000   5.50%, 05/15/02................     9,756,540
    510,466   PL# 850082, 9.00%, 10/01/05....       518,315
    274,222   PL# D06777, 7.50%, 03/01/08....       274,128
    153,212   PL# 306816, 7.00%, 01/01/18....       151,373
                                               ------------
              TOTAL FREDDIE MAC..............    10,700,356
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION TRUST CORP. -- 0.49%
$ 1,130,649   Resolution Trust Corp., 7.946%,
                08/25/21.....................  $  1,125,471
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $12,361,008)...................    12,377,846
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 3.34%
  7,750,000   Hydro Quebec, 6.36%, 01/15/02
                (Cost $7,728,309)............     7,635,850
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.37%
    611,268   Janus Money Market Fund(b).....       611,268
    238,395   Merrimac Cash Fund -- Premium
                Class(b).....................       238,395
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $849,663)......       849,663
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.87%
$ 2,000,000   Cooperative Association of
                Tractor, 6.95%, 07/13/00
                (Cost $1,995,367)............     1,995,367
                                               ------------
              TIME DEPOSITS -- 2.14%
  1,744,507   Bank of Montreal, 6.59%,
                07/05/00(b)..................     1,744,507
    305,634   Bank of Montreal, 6.90%,
                07/05/00(b)..................       305,634
    733,522   BNP Paribas, 6.75%,
                07/05/00(b)..................       733,522
    783,663   BNP Paribas, 6.75%,
                07/05/00(b)..................       783,663
    211,460   Fleet National Bank, 7.125%,
                10/31/00(b)..................       211,460
    366,761   Royal Bank of Scotland, 6.70%,
                07/05/00(b)..................       366,761
    733,522   Royal Bank of Scotland, 6.85%,
                07/05/00(b)..................       733,522
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $4,879,069)....................     4,879,069
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.58%
    366,761   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)..................       366,761
    244,507   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)..................       244,507

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 2,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)..................  $  2,000,000
  1,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b)......     1,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $3,611,268)........     3,611,268
                                               ------------
              TOTAL SECURITIES (Cost
              $236,825,917)..................   233,364,591
                                               ------------
              REPURCHASE AGREEMENT -- 0.83%
  1,886,676   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $1,887,624
                (Collateralized by Small
                Business Administration Loan,
                9.375%, due 08/25/24, with a
                value of $1,981,010) (Cost
                $1,886,676)..................     1,886,676
                                               ------------
              Total Investments -- 103.03%
              (Cost $238,712,593)............   235,251,267
              Liabilities less other
              assets -- (3.03%)..............    (6,916,875)
                                               ------------
              NET ASSETS -- 100.00%..........  $228,334,392
                                               ============

The aggregate cost of investments for federal income tax
purposes at June 30, 2000 is $238,712,593.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $    435,576
    Gross unrealized depreciation..........    (3,896,902)
                                             ------------
    Net unrealized depreciation............  $ (3,461,326)
                                             ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTES -- 26.46%
$25,000,000   6.25%, 01/31/02(a).............  $ 24,906,250
  5,000,000   5.625%, 12/31/02(a)............     4,910,940
 10,000,000   5.50%, 03/31/03................     9,775,000
  6,000,000   6.50%, 10/15/06................     6,067,500
  2,000,000   4.75%, 11/15/08................     1,816,250
                                               ------------
              TOTAL US TREASURY NOTES
              (Cost $48,090,039).............    47,475,940
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 62.71%
              FANNIE MAE -- 8.67%
  2,000,000   CMO, Series 94-75, 7.00%,
                01/25/03.....................     1,981,240
  2,000,000   5.75%, 04/15/03................     1,937,986
  3,000,000   5.125%, 02/13/04...............     2,818,494
  2,000,000   5.875%, 04/23/04...............     1,916,694
  2,000,000   7.25%, 01/15/10(a).............     2,016,328
  4,917,814   Series 96-M7, Class B, 6.8585%,
                06/17/11.....................     4,883,399
                                               ------------
              TOTAL FANNIE MAE...............    15,554,141
                                               ------------
              FEDERAL HOME LOAN BANK -- 7.67%
  5,000,000   7.39%, 08/22/01................     5,024,360
  4,000,000   4.875%, 01/22/02...............     3,881,912
  3,000,000   5.125%, 02/26/02...............     2,917,791
  2,000,000   5.50%, 01/21/03................     1,932,646
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...    13,756,709
                                               ------------
              FREDDIE MAC -- 12.60%
  7,000,000   6.00%, 07/20/01................     6,933,556
  7,000,000   6.30%, 06/01/04................     6,779,829
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     2,944,170
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,099,077
    404,184   CMO, Series 31, Floating Rate,
                7.0875% (++), 08/25/23.......       403,527
    455,524   CMO, Series 1710, Floating
                Rate, 7.1875% (++),
                02/15/24.....................       454,753
                                               ------------
              TOTAL FREDDIE MAC..............    22,614,912
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 14.76%
      2,180   PL# 209631, 7.50%, 04/15/02....         2,184
     12,728   PL# 328000, 7.50%, 06/15/07....        12,844
      6,000   PL# 328084, 7.50%, 07/15/07....         6,054
      8,641   PL# 335542, 7.50%, 08/15/07....         8,720
     75,235   PL# 335995, 7.50%, 08/15/07....        75,917

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (CONTINUED)
$    21,074   PL# 322072, 7.50%, 08/15/07....  $     21,265
     99,614   PL# 323189, 7.50%, 08/15/07....       100,517
    136,771   PL# 328188, 7.50%, 08/15/07....       138,011
    158,443   PL# 328192, 7.50%, 08/15/07....       159,880
     46,721   PL# 328200, 7.50%, 08/15/07....        47,145
    229,289   PL# 329060, 7.50%, 08/15/07....       231,368
    208,023   PL# 332267, 7.50%, 08/15/07....       209,909
     49,024   PL# 333320, 7.50%, 09/15/07....        49,468
    114,832   PL# 333709, 7.50%, 09/15/07....       115,873
    227,135   PL# 297619, 7.50%, 09/15/07....       229,194
    180,052   PL# 332704, 7.50%, 09/15/07....       181,685
    147,760   PL# 369749, 6.50%, 09/15/08....       143,498
    200,059   PL# 345975, 6.50%, 10/15/08....       194,288
    475,684   PL# 374726, 6.50%, 10/15/08....       461,963
    147,190   PL# 345973, 6.50%, 11/15/08....       142,944
     93,486   PL# 363874, 6.50%, 11/15/08....        90,789
    285,261   PL# 370448, 6.50%, 11/15/08....       277,033
    387,209   PL# 371094, 6.50%, 11/15/08....       376,041
    216,523   PL# 366531, 6.50%, 11/15/08....       210,278
  3,441,046   PL# 2483, 7.00%, 09/20/27......     3,327,347
 12,066,642   PL# 2631, 7.00%, 08/20/28......    11,667,936
  8,286,189   PL# 2645, 7.00%, 09/20/28......     8,012,397
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    26,494,548
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 2.75%
  5,000,000   6.23%, 08/01/02................     4,934,510
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.84%
  2,500,000   6.375%, 06/15/05...............     2,430,158
  3,000,000   5.375%, 11/13/08...............     2,664,333
                                               ------------
              TOTAL TENNESSEE VALLEY
                AUTHORITY....................     5,094,491
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 7.69%
  4,242,815   6.12%, 04/01/08................     4,064,065
  9,821,429   7.05%, 11/15/13................     9,738,045
                                               ------------
              TOTAL US GOVERNMENT GUARANTEED
              BOND...........................    13,802,110
                                               ------------
              US TREASURY INFLATION INDEX -- 5.73%
 10,000,000   3.625%, 01/15/08...............    10,275,590
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $115,197,622)..................   112,527,011
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 3.21%
              FINANCIAL SERVICES -- 1.11%
$ 2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............  $  1,989,044
                                               ------------
              OIL AND GAS -- 0.51%
  1,000,000   Amoco Company, 6.00%,
                06/09/08.....................       916,973
                                               ------------
              SHIPBUILDING -- 1.59%
  2,724,000   Sulphur Carriers, 8.30%,
                10/15/09.....................     2,850,775
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $5,637,170)..............     5,756,792
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              2.78%
              FEDERAL HOME LOAN BANK -- 1.10%
    689,000   6.39%, 07/07/00................       688,266
  1,300,000   6.41%, 07/14/00................     1,296,991
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...     1,985,257
                                               ------------
              FREDDIE MAC -- 1.68%
    700,000   6.36%, 07/05/00................       699,505
  2,319,000   6.43%, 07/18/00................     2,311,959
                                               ------------
              TOTAL FREDDIE MAC..............     3,011,464
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $4,996,721)..................     4,996,721
                                               ------------
              COMMERCIAL PAPER -- 3.07%
  2,800,000   Conagra, Inc., 6.95%,
                07/07/00.....................     2,796,757
    626,000   Countrywide Home Loans, 6.58%,
                07/13/00.....................       624,627
    100,000   Fannie Mae, 5.80%, 07/20/00....        99,694
  2,000,000   Norfolk Southern Corp., 6.75%,
                07/11/00.....................     1,996,250
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
              $5,517,328)....................     5,517,328
                                               ------------
              TIME DEPOSITS -- 8.18%
    752,109   Bank of Montreal, 6.59%,
                07/05/00(b)..................       752,109
    940,136   Bank of Montreal, 6.90%,
                07/05/00(b)..................       940,136
    856,326   BNP Paribas, 6.75%,
                07/05/00(b)..................       856,326
  3,948,570   BNP Paribas, 6.75%,
                07/05/00(b)..................     3,948,570
  4,797,462   Fleet National Bank, 7.125%,
                10/31/00(b)..................     4,797,462
  1,128,163   Royal Bank of Scotland, 6.70%,
                07/05/00(b)..................     1,128,163

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$ 2,256,326   Royal Bank of Scotland, 6.85%,
                07/05/00(b)..................  $  2,256,326
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $14,679,092)...................    14,679,092
                                               ------------
              SHORT TERM CORPORATE NOTES -- 6.37%
  3,564,349   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)..................     3,564,349
    872,982   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)..................       872,982
  2,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)..................     2,000,000
  5,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b)..................     5,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
              (Cost $11,437,331).............    11,437,331
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.46%
  1,880,271   Janus Money Market Fund(b).....     1,880,271
    733,306   Merrimac Cash Fund -- Premium
                Class(b).....................       733,306
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,613,577)....     2,613,577
                                               ------------
              TOTAL SECURITIES
              (Cost $208,168,880)............   205,003,792
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 0.35%
$   631,322   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $631,639
                (Collateralized by Small
                Business Administration Loan,
                8.875%, due 01/25/15, with a
                value of $662,888) (Cost
                $631,322)....................       631,322
                                               ------------
              Total Investments -- 114.59%
              (Cost $208,800,202)............   205,635,114
              Liabilities less other
              assets -- (14.59)%.............   (26,188,488)
                                               ------------
              NET ASSETS -- 100.00%..........  $179,446,626
                                               ============

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2000, is $208,800,202.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $    548,956
    Gross unrealized depreciation.........    (3,714,044)
                                            ------------
    Net unrealized depreciation...........  $ (3,165,088)
                                            ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at June 30, 2000.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 18.46%
              US TREASURY BOND -- 9.96%
$53,450,000   6.25%, 08/15/23...............  $  53,784,063
                                              -------------
              US TREASURY NOTE -- 8.50%
 43,800,000   7.50%, 02/15/05(a)............     45,935,250
                                              -------------
              TOTAL US TREASURY SECURITIES
              (Cost $99,462,923)............     99,719,313
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 51.05%
              FANNIE MAE -- 17.54%
 22,400,000   6.00%, 07/01/30...............     20,482,000
 27,600,000   6.50%, 07/01/30...............     26,004,389
 50,000,000   7.00%, 07/01/30...............     48,234,400
                                              -------------
              TOTAL FANNIE MAE..............     94,720,789
                                              -------------
              FEDERAL HOME LOAN BANK -- 1.98%
 11,000,000   4.875%, 01/22/02..............     10,675,258
                                              -------------
              FREDDIE MAC -- 10.44%
 14,000,000   6.30%, 06/01/04...............     13,559,658
 41,310,000   6.625%, 09/15/09..............     39,839,364
  3,000,000   Series 1666, Class E, 6.00%,
                12/15/19....................      2,960,316
                                              -------------
              TOTAL FREDDIE MAC.............     56,359,338
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 20.60%
 21,156,845   PL# 2631, 7.00%, 08/20/28.....     20,457,780
 21,100,000   6.50%, 07/15/30...............     20,012,042
 20,000,000   7.00%, 07/15/30...............     19,437,500
 26,300,000   7.50%, 07/15/30...............     26,102,750
 25,000,000   8.00%, 07/15/30...............     25,257,800
                                              -------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION..........    111,267,872
                                              -------------
              TENNESSEE VALLEY AUTHORITY -- 0.49%
  3,000,000   5.375%, 11/13/08..............      2,664,333
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $276,653,797).................    275,687,590
                                              -------------
              CORPORATE BONDS & NOTES -- 31.41%
              AEROSPACE -- 0.17%
  1,000,000   K&F Industries, Series B,
                9.25%, 10/15/07.............        945,000
                                              -------------
              BANKS -- 5.46%
 15,000,000   First Chicago Master Trust II,
                Series 96-QA, Floating Rate,
                6.7813%(++), 04/15/03.......     15,015,450

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS & NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 7,000,000   Inter-American Development
                Bank, 8.875%, 08/22/01......  $   7,161,840
  7,500,000   Wells Fargo Company, 6.625%,
                07/15/04....................      7,315,702
                                              -------------
              TOTAL BANKS...................     29,492,992
                                              -------------
              BROADCASTING -- 0.16%
  1,000,000   Charter Communications,
                8.625%, 04/01/09............        878,750
                                              -------------
              CHEMICALS -- 0.18%
  1,000,000   Lyondell Chemical Company,
                9.875%, 05/01/07............        987,500
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 1.66%
  9,000,000   Sun Microsystems, Inc., 7.35%,
                08/15/04....................      8,980,128
                                              -------------
              CONSTRUCTION -- 0.16%
  1,000,000   D.R. Horton, Inc., 8.00%,
                02/01/09....................        870,000
                                              -------------
              CONSUMER GOODS AND SERVICES -- 0.18%
  1,000,000   Scotts Company, 8.625%,
                01/15/09....................        960,000
                                              -------------
              ELECTRIC -- INTEGRATED -- 1.79%
  5,000,000   Edison Mission Energy, 7.73%,
                06/15/09....................      4,862,460
  5,000,000   Texas Utilities Electric
                Company, 7.17%, 08/01/07....      4,823,205
                                              -------------
              TOTAL ELECTRIC --INTEGRATED...      9,685,665
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.43%
  2,500,000   Waste Management, Inc.,
                6.375%, 12/01/03............      2,300,203
                                              -------------
              FINANCE -- 10.72%
 10,800,000   Deutsche Floorplan Receivables
                Master Trust, Series 00-1A,
                Floating Rate, 6.8213%(++),
                04/15/05....................     10,796,963
 10,000,000   Ford Motor Credit Company,
                6.9675%, 03/17/03 (a).......      9,987,300
  1,800,000   MBNA Corp., 00-B, 6.7075%,
                07/15/05....................      1,796,062
 10,000,000   Medallion Trust, Series 00-1G,
                6.5088%, 07/12/31...........     10,000,500
 15,000,000   Sallie Mae Student Loan Trust,
                00-1, 6.34%, 10/27/08.......     14,992,200
 10,330,054   Washington Mutual, Inc.,
                Series 00-A1, Floating Rate,
                6.90%(++), 06/25/24.........     10,309,497
                                              -------------
              TOTAL FINANCE.................     57,882,522
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS & NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 0.90%
$ 5,000,000   Diageo Capital PLC, 6.625%,
                06/24/04....................  $   4,867,575
                                              -------------
              LEISURE AND RECREATION --0.73%
  1,000,000   Argosy Gaming Company, 10.75%,
                06/01/09....................      1,033,750
  1,000,000   HMH Properties, 7.875%,
                08/01/08....................        897,500
  1,000,000   MGM Grand, Inc., Series B,
                9.75%, 06/01/07.............      1,017,500
  1,000,000   Park Place Entertainment,
                9.375%, 02/15/07............      1,000,000
                                              -------------
              TOTAL LEISURE AND
                RECREATION..................      3,948,750
                                              -------------
              MANUFACTURING -- 0.17%
  1,000,000   American Standard Inc.,
                7.375%, 02/01/08............        905,000
                                              -------------
              MEDIA -- 1.87%
 10,000,000   Time Warner, Inc., 7.75%,
                06/15/05....................     10,072,740
                                              -------------
              OIL AND GAS -- 0.19%
  1,000,000   R&B Falcon Corp., 9.50%,
                12/15/08....................      1,005,000
                                              -------------
              PRIVATE ASSET BACKED: CREDIT
              CARDS -- 4.45%
 10,000,000   Advanta Credit Card Master
                Trust, Series 96-E, 6.751%,
                05/15/04....................     10,007,200
 14,000,000   BA Master Credit Card Trust,
                Series 98-A, Floating Rate,
                6.7613%(++), 04/15/05.......     14,010,640
                                              -------------
              TOTAL PRIVATE ASSET BACKED:
              CREDIT CARDS..................     24,017,840
                                              -------------
              TELECOMMUNICATIONS -- 2.19%
 10,000,000   AT&T Corp., 6.50%, 09/15/02...      9,900,000
  1,000,000   McLeodUSA, Inc., 9.25%,
                07/15/07....................        965,000
  1,000,000   Nextlink Communications,
                10.75%, 11/15/08............        985,000
                                              -------------
              TOTAL TELECOMMUNICATIONS......     11,850,000
                                              -------------
              TOTAL CORPORATE BONDS & NOTES
              (Cost $170,689,926)...........    169,649,665
                                              -------------
  SHARES
  ------
              PREFERRED STOCK -- 0.53%
              SPECIAL PURPOSE ENTITY
    140,000   Swire Pacific -- 144A, 8.84%
                (Cost $2,922,500)...........      2,843,750
                                              -------------
 PRINCIPAL                                        VALUE
 ---------                                    -------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 6.29%
$ 6,000,000   Austria Government Bond,
                3.40%, 10/20/04.............  $   5,335,921
  5,400,000   Republic of France OAT, 5.50%,
                10/25/07....................      5,233,639
  2,000,000   Royal Bank of
                Scotland -- 144A, 6.77%,
                03/31/49....................      1,935,497
  6,950,000   United Kingdom Treasury,
                6.50%, 12/07/03.............     10,726,775
  6,250,000   United Kingdom Treasury,
                8.50%, 12/07/05.............     10,725,038
                                              -------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS (Cost
              $33,617,165)..................     33,956,870
                                              -------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              14.73%
              FEDERAL HOME LOAN BANK -- 1.85%
 10,000,000   6.40%, 07/07/00...............      9,989,334
                                              -------------
              FREDDIE MAC -- 12.88%
 25,000,000   6.40%, 07/11/00...............     24,955,555
 20,000,000   6.54%, 08/17/00...............     19,829,233
 25,000,000   6.52%, 08/24/00...............     24,755,500
                                              -------------
              TOTAL FREDDIE MAC.............     69,540,288
                                              -------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $79,529,622)..................     79,529,622
                                              -------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.71%
  2,775,740   Janus Money Market Fund(b)....      2,775,740
  1,082,539   Merrimac Cash Fund -- Premium
                Class(b)....................      1,082,539
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $3,858,279)...      3,858,279
                                              -------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 9.18%
$25,000,000   Bank of America, 6.64%,
                08/15/00....................     24,792,500
 25,000,000   Merrill Lynch & Company, Inc.,
                6.62%, 08/15/00.............     24,793,125
                                              -------------
              TOTAL COMMERCIAL PAPER (Cost
              $49,585,625)..................     49,585,625
                                              -------------
              TIME DEPOSITS -- 1.37%
     31,228   Bank of Montreal, 6.59%,
                07/05/00(b).................         31,228
    387,870   Bank of Montreal, 6.90%,
                07/05/00(b).................        387,870
    830,890   BNP Paribas, 6.75%,
                07/05/00(b).................        830,890

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              TIME DEPOSITS (CONTINUED)
$ 3,681,479   BNP Paribas, 6.75%,
                07/05/00(b).................  $   3,681,479
    470,126   Fleet National Bank, 7.125%,
                10/31/00(b).................        470,126
  1,665,443   Royal Bank of Scotland, 6.70%,
                07/05/00(b).................      1,665,443
    330,890   Royal Bank of Scotland, 6.85%,
                07/05/00(b).................        330,890
                                              -------------
              TOTAL TIME DEPOSITS (Cost
              $7,397,926)...................      7,397,926
                                              -------------
              SHORT TERM CORPORATE NOTES -- 3.92%
  3,000,000   Bank of America, Floating
                Rate, 6.67%(++),
                03/22/01(b).................      3,000,000
  2,729,006   Bank of Montreal, Floating
                Rate, 6.63%(++), 08/16/00
                (b).........................      2,729,006
  4,317,300   Bear Stearns & Company, Inc.,
                Floating Rate, 7.375%(++),
                07/26/00(b).................      4,317,300
  1,109,989   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b).................      1,109,989
  4,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b).....      4,000,000
  6,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40% (++),
                12/08/00(b).................      6,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $21,156,295)......     21,156,295
                                              -------------
              TOTAL SECURITIES (Cost
              $744,874,058).................    743,384,935
                                              -------------
              REPURCHASE AGREEMENTS -- 2.92%
 10,000,000   With Goldman Sachs & Company,
                dated 06/30/00, 7.205%, due
                07/03/00, repurchase
                proceeds at maturity
                $10,006,004 (Collateralized
                by Electronic Data Systems,
                7.125%, due 05/15/05, with a
                value of $685,895, Ford
                Motor Credit Company, 6.55%,
                due 09/10/02, with a value
                of $751,421, Honeywell
                International, 6.20%, due
                02/01/08, with a value of
                $4,127,613, Household
                Finance Corp., 5.875%, due
                09/25/04, with a value of
                $1,195,588, Lowe's
                Companies, Inc., 6.875%, due
                02/15/28, with a value of
                $2,014,548, Pacific Gas &
                Electric, 8.75%, due
                01/01/01, with a value of
                $1,013,693, Toyota Motor
                Credit Corp., 5.50%, due
                09/17/01, with a value of
                $997,663)(b)................     10,000,000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
$ 5,788,470   With Investors Bank & Trust
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $5,791,379 (Collateralized
                by Small Business
                Administration Loan, 9.375%,
                01/25/24, with a value of
                $6,077,893).................  $   5,788,470
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $15,788,470)............     15,788,470
                                              -------------
              Total Investments -- 140.57%
              (Cost $760,662,528)...........    759,173,405
              Liabilities less other
              assets -- (40.57)%............   (219,089,720)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 540,083,685
                                              =============


The aggregate cost of securities for federal income tax
purposes at June 30, 2000, is $760,662,528.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation...........  $ 1,732,155
    Gross unrealized depreciation...........   (3,221,278)
                                              -----------
    Net unrealized depreciation.............  $(1,489,123)
                                              ===========

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 60.26%
              ADVERTISING -- 0.16%
      7,600   Interpublic Group of
                Companies, Inc. ............  $     326,800
      4,800   Omnicom Group, Inc. ..........        427,500
      1,800   Young & Rubicam, Inc. ........        102,937
                                              -------------
              TOTAL ADVERTISING.............        857,237
                                              -------------
              AEROSPACE -- 0.36%
     20,200   Boeing Company................        844,613
      4,600   General Dynamics Corp. .......        240,350
      1,700   Goodrich (B.F.) Company.......         57,906
      2,000   Northrop Grumman Corp. .......        132,500
     10,600   United Technologies Corp. ....        624,075
                                              -------------
              TOTAL AEROSPACE...............      1,899,444
                                              -------------
              AGRICULTURE EQUIPMENT -- 0.05%
      6,600   Deere & Company...............        244,200
                                              -------------
              AIRLINES -- 0.07%
      2,700   Delta Air Lines, Inc. ........        136,519
     13,600   Southwest Airlines Company....        257,550
                                              -------------
              TOTAL AIRLINES................        394,069
                                              -------------
              APPAREL -- 0.06%
      1,500   Liz Claiborne, Inc. ..........         52,875
      1,000   Russell Corp. ................         20,000
        300   Springs Industries, Inc. .....          9,656
      8,300   TJX Companies, Inc. ..........        155,625
      2,900   V.F. Corp. ...................         69,056
                                              -------------
              TOTAL APPAREL.................        307,212
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 0.25%
      4,200   AutoZone, Inc.(c).............         92,400
      1,000   Cummins Engine Company,
                Inc. .......................         27,250
      4,800   Dana Corp. ...................        101,700
     12,493   Delphi Automotive Systems
                Corp. ......................        181,929
      5,600   Genuine Parts Company.........        112,000
      2,600   Johnson Controls, Inc. .......        133,412
      6,400   Teradyne, Inc.(c).............        470,400
      2,900   TRW, Inc. ....................        125,788
      4,347   Visteon Corp. ................         52,707
                                              -------------
              TOTAL AUTOMOTIVE EQUIPMENT....      1,297,586
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              BANKS -- 2.21%
     36,800   Bank of America Corp. ........  $   1,582,400
     17,300   Bank of New York Company,
                Inc. .......................        804,450
      9,600   BB&T Corp. ...................        229,200
     29,100   Chase Manhattan Corp. ........      1,340,419
      4,800   Comerica, Inc. ...............        215,400
      8,300   Fifth Third Bancorp...........        524,975
     22,900   First Union Corp. ............        568,206
     23,100   Firstar Corp. ................        486,544
     35,400   Fleet Boston Financial
                Corp. ......................      1,203,600
      4,800   Golden West Financial
                Corp. ......................        195,900
      3,900   J.P. Morgan & Company.........        429,487
     10,900   Mellon Financial Corp. .......        397,169
      6,000   Northern Trust Corp. .........        390,375
      5,100   SouthTrust Corp. .............        115,388
      3,600   State Street Corp. ...........        381,825
      5,400   Summit Bancorp................        132,975
      7,700   SunTrust Banks, Inc. .........        351,794
      8,400   Synovus Financial Corp. ......        148,050
      1,700   Union Planters Corp. .........         47,494
      8,900   U.S. Bancorp..................        171,325
      5,400   Wachovia Corp. ...............        292,950
      6,100   Washington Mutual, Inc. ......        176,137
     36,800   Wells Fargo & Company.........      1,426,000
                                              -------------
              TOTAL BANKS...................     11,612,063
                                              -------------
              BUILDING MATERIALS -- 0.58%
     51,200   Home Depot, Inc. .............      2,556,800
     12,000   Lowe's Companies, Inc. .......        492,750
                                              -------------
              TOTAL BUILDING MATERIALS......      3,049,550
                                              -------------
              CHEMICALS -- 0.47%
      6,700   Air Products and Chemicals,
                Inc. .......................        206,444
     15,300   Dow Chemical Company..........        461,869
     23,200   du Pont (E.I.) de Nemours.....      1,015,000
      2,400   Eastman Chemical Company......        114,600
      3,300   Engelhard Corp. ..............         56,306
      1,000   FMC Corp.(c)..................         58,000
      2,000   Grace (W.R.) & Company(c).....         24,250
      1,800   Great Lakes Chemical Corp. ...         56,700
      3,000   International Flavors &
                Fragrances, Inc. ...........         90,563
      4,600   Praxair, Inc. ................        172,212

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      1,300   Sigma-Aldrich Corp. ..........  $      38,025
      3,500   Union Carbide Corp. ..........        173,250
                                              -------------
              TOTAL CHEMICALS...............      2,467,219
                                              -------------
              COMMUNICATIONS EQUIPMENT -- 0.53%
     11,100   ADC Telecommunications,
                Inc.(c).....................        931,013
      5,600   Comverse Technology,
                Inc.(a)(c)..................        520,800
     22,100   QUALCOMM, Inc.(a)(c)..........      1,326,000
                                              -------------
              TOTAL COMMUNICATIONS
              EQUIPMENT.....................      2,777,813
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.88%
     13,800   Apple Computer, Inc.(a)(c)....        722,775
      2,600   Avery-Dennison Corp. .........        174,525
     38,000   Compaq Computer Corp. ........        971,375
     57,400   Dell Computer Corp.(c)........      2,830,537
      9,200   Gateway, Inc.(c)..............        522,100
     29,900   Hewlett-Packard Company.......      3,733,762
     40,200   International Business
                Machines Corp. .............      4,404,413
      3,700   Lexmark International Group,
                Inc.(c).....................        248,825
     11,000   Network Appliance, Inc.(c)....        885,500
      2,900   Pitney Bowes, Inc. ...........        116,000
      5,000   Seagate Technology, Inc.(c)...        275,000
     58,100   Sun Microsystems, Inc.(c).....      5,283,469
      1,300   Tektronix, Inc. ..............         96,200
      7,900   Xerox Corp. ..................        163,925
                                              -------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT.....................     20,428,406
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 9.49%
      4,400   Adaptec, Inc.(c)..............        100,100
      3,500   Adobe Systems, Inc. ..........        455,000
     67,300   America Online, Inc.(c).......      3,550,075
     13,900   Automatic Data Processing,
                Inc. .......................        744,519
      5,800   BMC Software, Inc.(a)(c)......        211,610
    262,300   Cisco Systems, Inc.(c)........     16,672,444
      5,800   Citrix Systems, Inc.(a)(c)....        109,837
     13,300   Computer Associates
                International, Inc. ........        680,794
      4,300   Computer Sciences Corp.(c)....        321,156
     10,800   Electronic Data Systems
                Corp. ......................        445,500
     63,600   EMC Corp.(c)..................      4,893,225

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      9,400   First Data Corp. .............  $     466,475
      7,600   IMS Health, Inc.(a)...........        136,800
      2,400   Mercury Interactive
                Corp.(c)....................        232,200
    116,800   Microsoft Corp.(a)(c).........      9,344,000
     83,200   Oracle Corp.(c)...............      6,994,000
      6,500   PeopleSoft, Inc.(c)...........        108,875
      2,200   Sapient Corp.(c)..............        235,262
      4,700   Siebel Systems, Inc.(c).......        768,744
      8,100   Unisys Corp.(c)...............        117,956
     15,400   Veritas Software
                Corp.(a)(c).................      1,740,440
     12,800   Yahoo!, Inc.(a)(c)............      1,585,600
                                              -------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES......................     49,914,612
                                              -------------
              CONSTRUCTION -- 0.05%
      2,200   Fluor Corp. ..................         69,575
      1,300   Kaufman & Broad Home Corp. ...         25,756
      2,000   Pulte Corp. ..................         43,250
      2,400   Vulcan Materials Company......        102,450
                                              -------------
              TOTAL CONSTRUCTION............        241,031
                                              -------------
              CONSUMER GOODS AND SERVICES -- 3.56%
        800   Alberto-Culver
                Company -- Class B..........         24,450
      2,600   Avon Products, Inc. ..........        115,700
      2,100   Brunswick Corp. ..............         34,781
     18,300   Cendant Corp.(c)..............        256,200
      5,500   Clorox Company................        246,469
     12,800   Colgate-Palmolive
                Company(a)..................        766,400
      8,300   Eastman Kodak Company.........        493,850
      4,000   Ecolab, Inc. .................        156,250
      7,400   FedEx Corp.(c)................        281,200
      6,700   Fort James Corp. .............        154,938
      4,000   Fortune Brands, Inc. .........         92,250
    223,900   General Electric Company......     11,866,700
     23,200   Gillette Company..............        810,550
     12,700   Kimberly-Clark Corp. .........        728,662
      5,900   Leggett & Platt, Inc. ........         97,350
        900   Maytag Corp. .................         33,188
      1,200   National Service Industries,
                Inc. .......................         23,400
      6,200   Newell Rubbermaid, Inc. ......        159,650
      4,200   Nike, Inc. -- Class B.........        167,212
      4,300   Pactiv Corp.(c)...............         33,863
      8,850   Paychex, Inc. ................        371,700

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     14,500   Procter & Gamble Company......  $     830,125
      9,400   Ralston-Ralston Purina
                Corp. ......................        187,412
      1,300   SABRE Holdings Corp. --
                Class A.....................         37,050
      2,500   Stanley Works.................         59,375
      1,800   Tupperware Corp. .............         39,600
     13,000   Unilever N.V. (ADR)(a)........        559,000
      1,800   Whirlpool Corp. ..............         83,925
                                              -------------
              TOTAL CONSUMER GOODS AND
              SERVICES......................     18,711,250
                                              -------------
              ELECTRONICS -- 0.57%
      8,503   Agilent Technologies, Inc. ...        627,096
     10,100   Emerson Electric Company......        609,788
      6,900   Linear Technology Corp. ......        441,169
      6,700   Maxim Integrated Products,
                Inc.(c).....................        455,181
      3,800   Molex, Inc. ..................        182,875
      4,300   Rockwell International
                Corp. ......................        135,450
     13,200   Solectron Corp.(c)............        552,750
                                              -------------
              TOTAL ELECTRONICS.............      3,004,309
                                              -------------
              FINANCIAL SERVICES -- 3.92%
     31,600   American Express Company......      1,647,150
      5,800   American General Corp. .......        353,800
     16,500   Associates First Capital
                Corp. -- Class A............        368,156
      3,780   Bear Stearns Companies,
                Inc. .......................        157,343
      4,700   Capital One Financial
                Corp. ......................        209,737
    123,600   Citigroup, Inc. ..............      7,446,900
      1,900   Deluxe Corp. .................         44,769
      5,100   Dun & Bradstreet Corp. .......        145,988
     22,600   Fannie Mae....................      1,179,437
      8,600   Franklin Resources, Inc. .....        261,225
     15,500   Freddie Mac...................        627,750
      3,000   H&R Block, Inc. ..............         97,125
     10,550   Household International,
                Inc. .......................        438,484
      5,400   Lehman Brothers Holdings,
                Inc. .......................        510,638
      3,100   MBIA, Inc. ...................        149,381
     21,100   MBNA, Corp. ..................        572,337
      3,100   MGIC Investment Corp. ........        141,050
     11,500   Merrill Lynch & Company,
                Inc. .......................      1,322,500
     33,900   Morgan Stanley Dean Witter &
                Company.....................      2,822,175

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      1,470   Old Kent Financial Group......  $      39,323
      5,200   Paine Webber Group, Inc. .....        236,600
      7,900   PNC Financial Services
                Group.......................        370,312
      3,400   Providian Financial Corp. ....        306,000
     30,200   Schwab (Charles) Corp. .......      1,015,475
      3,500   T. Rowe Price Associates,
                Inc. .......................        148,750
                                              -------------
              TOTAL FINANCIAL SERVICES......     20,612,405
                                              -------------
              FOOD AND BEVERAGE -- 2.03%
     13,800   Anheuser-Busch Companies,
                Inc. .......................      1,030,688
     15,800   Archer-Daniels-Midland
                Company.....................        155,037
      6,500   Bestfoods.....................        450,125
      1,200   Brown-Forman Corp. --
              Class B.......................         64,500
     54,900   Coca-Cola Company.............      3,153,319
     12,800   ConAgra, Inc. ................        244,000
      1,500   Coors (Adolph)
                Company -- Class B..........         90,750
      6,900   General Mills, Inc.(a)........        263,925
      8,300   Heinz (H.J.) Company..........        363,125
      2,600   Hershey Foods Corp. ..........        126,588
      9,400   Kellogg Company...............        279,650
     33,500   Pepsico, Inc. ................      1,488,656
     53,700   Philip Morris Companies,
                Inc. .......................      1,426,406
      3,100   Quaker Oats Company...........        232,888
     20,100   Sara Lee Corp. ...............        388,181
      4,900   Seagram Company, Ltd..........        284,200
      8,900   Sysco Corp. ..................        374,912
      5,600   UST, Inc. ....................         82,250
      2,500   Wrigley (Wm.) Jr. Company.....        200,469
                                              -------------
              TOTAL FOOD AND BEVERAGE.......     10,699,669
                                              -------------
              INSURANCE -- 1.27%
      6,200   AFLAC, Inc. ..................        284,813
     34,200   American International Group,
                Inc. .......................      4,018,500
      3,300   Aon Corp. ....................        102,506
      2,000   Chubb Corp. ..................        123,000
      4,800   CIGNA Corp. ..................        448,800
      4,700   Cincinnati Financial Corp. ...        147,756
      5,100   Hartford Financial Services
                Group, Inc. ................        285,281
      3,300   Jefferson-Pilot Corp. ........        186,244
      2,900   Loews Corp. ..................        174,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
      6,200   Marsh & McLennan Companies,
                Inc. .......................  $     647,512
      5,100   St. Paul Companies, Inc. .....        174,038
      4,200   Torchmark Corp. ..............        103,687
                                              -------------
              TOTAL INSURANCE...............      6,696,137
                                              -------------
              LEISURE AND RECREATION -- 0.06%
      3,500   Harrah's Entertainment,
                Inc.(c).....................         73,281
      6,500   Marriott International,
                Inc. -- Class A.............        234,406
                                              -------------
              TOTAL LEISURE AND
              RECREATION....................        307,687
                                              -------------
              MACHINERY AND OTHER PRODUCTS -- 0.15%
      8,300   Caterpillar, Inc. ............        281,163
      5,900   Dover Corp. ..................        239,319
      2,400   Grainger (W.W.), Inc. ........         73,950
      4,400   Ingersoll-Rand Company........        177,100
                                              -------------
              TOTAL MACHINERY AND OTHER
              PRODUCTS......................        771,532
                                              -------------
              MANUFACTURING -- 1.56%
      9,400   Alcan Aluminium Ltd.(a).......        291,400
      1,000   Ball Corp. ...................         32,188
      1,500   Bemis Company, Inc. ..........         50,437
        700   Briggs & Stratton Corp. ......         23,975
     10,600   Corning, Inc. ................      2,860,675
      2,100   Crane Company.................         51,056
      3,100   Danaher Corp. ................        153,256
      1,900   Eaton Corp. ..................        127,300
     17,800   Honeywell International,
                Inc. .......................        599,637
      2,300   ITT Industries, Inc. .........         69,863
      7,800   Illinois Tool Works, Inc. ....        444,600
     10,000   Minnesota Mining and
                Manufacturing Company.......        825,000
      4,700   Owens Illinois, Inc.(c).......         54,931
      3,200   Parker-Hannifin Corp. ........        109,600
      4,600   PPG Industries, Inc. .........        203,837
      2,600   Sealed Air Corp.(c)...........        136,175
      4,000   Sherwin-Williams Company......         84,750
      4,000   Textron, Inc. ................        217,250
      1,800   Timken Corp. .................         33,525
     37,500   Tyco International Ltd........      1,776,563
      3,500   USX-US Steel Group............         64,969
                                              -------------
              TOTAL MANUFACTURING...........      8,210,987
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MEDIA -- 1.58%
      7,700   Clear Channel Communications,
                Inc.(c).....................  $     577,500
      2,200   Dow Jones & Company, Inc. ....        161,150
      7,500   Gannett Company, Inc. ........        448,594
      2,400   Knight-Ridder, Inc.(a)........        127,650
     14,500   MediaOne Group, Inc.(c).......        961,550
      1,100   Meredith Corp. ...............         37,125
     27,100   Time Warner, Inc. ............      2,059,600
     30,900   Viacom, Inc. -- Class B(c)....      2,106,994
     47,100   Walt Disney Company...........      1,828,069
                                              -------------
              TOTAL MEDIA...................      8,308,232
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.21%
     11,800   Healthsouth Corp.(c)..........         84,812
      8,100   Tenet Healthcare Corp. .......        218,700
     12,100   The Healthcare Company........        367,538
      3,600   UnitedHealth Group, Inc. .....        308,700
      2,000   Wellpoint Health Networks,
                Inc.(c).....................        144,875
                                              -------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES......................      1,124,625
                                              -------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.46%
      2,900   Allergan, Inc. ...............        216,050
      1,500   Bard (C.R.), Inc. ............         72,188
      1,700   Bausch & Lomb, Inc. ..........        131,538
      7,800   Baxter International, Inc. ...        548,437
      5,800   Becton Dickinson & Company....        166,388
      1,800   Biogen, Inc. .................        116,100
      3,500   Biomet, Inc. .................        134,531
      6,800   Guidant Corp.(c)..............        336,600
     41,600   Johnson & Johnson.............      4,238,000
      1,700   Mallinckrodt, Inc. ...........         73,844
     28,400   Medtronic, Inc. ..............      1,414,675
      1,400   PerkinElmer, Inc. ............         92,575
      2,600   St. Jude Medical, Inc.(c).....        119,275
                                              -------------
              TOTAL MEDICAL EQUIPMENT AND
              SUPPLIES......................      7,660,201
                                              -------------
              METALS AND MINING -- 0.27%
     21,016   Alcoa, Inc. ..................        609,464
     10,100   Barrick Gold Corp. ...........        183,694
      4,300   INCO Ltd......................         66,112
      4,400   Newmont Mining Corp. .........         95,150
      2,300   Nucor Corp. ..................         76,331

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING (CONTINUED)
      8,500   Placer Dome, Inc. ............  $      81,281
     11,200   USX-Marathon Group............        280,700
      2,500   Worthington Industries,
                Inc. .......................         26,250
                                              -------------
              TOTAL METALS AND MINING.......      1,418,982
                                              -------------
              MOTOR VEHICLES -- 0.63%
     33,200   Ford Motor Company............      1,427,600
     23,700   General Motors Corp. .........      1,376,081
      7,800   Harley-Davidson, Inc. ........        300,300
      3,500   Navistar International
                Corp.(c)....................        108,719
      3,300   PACCAR, Inc. .................        130,969
                                              -------------
              TOTAL MOTOR VEHICLES..........      3,343,669
                                              -------------
              OIL AND GAS -- 4.29%
      2,700   Amerada Hess Corp. ...........        166,725
      3,600   Anadarko Petroleum Corp.(a)...        177,525
      4,000   Apache Corp. .................        235,250
      1,600   Ashland, Inc. ................         56,100
      7,800   Baker Hughes, Inc. ...........        249,600
      4,800   Burlington Resources, Inc. ...        183,600
     23,900   Chevron Corp. ................      2,027,019
      5,600   Coastal Corp. ................        340,900
      2,200   Columbia Energy Group.........        144,375
      9,700   Conoco, Inc. -- Class B.......        238,256
     17,300   Enron Corp. ..................      1,115,850
    127,500   Exxon-Mobil Corp. ............     10,008,750
      3,100   Kerr-McGee Corp. .............        182,706
     15,800   Occidental Petroleum Corp. ...        332,788
      9,000   Phillips Petroleum Company....        456,188
      3,500   Rowan Companies, Inc.(c)......        106,312
     62,800   Royal Dutch Petroleum
                Company.....................      3,866,125
      6,300   Schlumberger Ltd..............        470,137
      3,500   Sunoco, Inc. .................        103,031
     21,600   Texaco, Inc. .................      1,150,200
      5,400   Tosco Corp. ..................        152,887
      9,800   Union Pacific Resources
              Group.........................        215,600
      5,400   Unocal Corp. .................        178,875
     10,000   Williams Companies, Inc. .....        416,875
                                              -------------
              TOTAL OIL AND GAS.............     22,575,674
                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.19%
      1,700   Boise Cascade Corp. ..........         43,988
      4,000   Georgia-Pacific Group.........        105,000
      6,610   International Paper Company...        197,052

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      3,400   Louisiana-Pacific Corp. ......  $      36,975
      3,200   Mead Corp. ...................         80,800
        800   Potlatch Corp. ...............         26,500
      1,700   Temple-Inland, Inc. ..........         71,400
      2,900   Westvaco Corp. ...............         71,956
      7,300   Weyerhaeuser Company..........        313,900
      2,600   Willamette Industries,
                Inc. .......................         70,850
                                              -------------
              TOTAL PAPER AND FOREST
              PRODUCTS......................      1,018,421
                                              -------------
              PHARMACEUTICALS -- 5.06%
     36,900   Abbott Laboratories...........      1,644,356
     15,200   American Home Products
                Corp. ......................        893,000
     22,900   Amgen, Inc.(c)................      1,608,725
     43,800   Bristol-Myers Squibb
                Company.....................      2,551,350
      6,100   Cardinal Health, Inc. ........        451,400
     33,100   Lilly (Eli) & Company.........      3,305,862
     51,000   Merck & Company, Inc. ........      3,907,875
     30,384   Pharmacia Corp. ..............      1,570,473
    184,325   Pfizer, Inc. .................      8,847,600
     34,500   Schering-Plough Corp. ........      1,742,250
      2,200   Watson Pharmaceuticals,
                Inc.(c).....................        118,250
                                              -------------
              TOTAL PHARMACEUTICALS.........     26,641,141
                                              -------------
              PUBLISHING -- 0.12%
      4,700   McGraw-Hill Companies,
                Inc. .......................        253,800
      4,500   New York Times
                Company -- Class A..........        177,750
      1,700   R.R. Donnelley and Sons
                Company.....................         38,356
      5,300   Tribune Company...............        185,500
                                              -------------
              TOTAL PUBLISHING..............        655,406
                                              -------------
              RESTAURANTS -- 0.23%
      3,800   Darden Restaurants, Inc. .....         61,750
     30,300   McDonald's Corp. .............        998,006
      1,700   Tricon Global Restaurants,
                Inc.(c).....................         48,025
      5,200   Wendy's International,
                Inc. .......................         92,625
                                              -------------
              TOTAL RESTAURANTS.............      1,200,406
                                              -------------
              RETAIL -- 2.50%
      3,500   Bed Bath & Beyond, Inc.(c)....        126,875
      6,000   Best Buy Company, Inc.(c).....        379,500
      4,500   Circuit City Stores-Circuit
                City Group..................        149,344

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
      5,100   Costco Wholesale
                Corp.(a)(c).................  $     168,300
      4,400   CVS Corp. ....................        176,000
      3,906   Dollar General Corp. .........         76,167
      4,800   Federated Department Stores,
                Inc.(c).....................        162,000
      9,700   Gap, Inc. ....................        303,125
      1,600   Harcourt General, Inc. .......         87,000
      7,600   Kohl's Corp.(c)...............        422,750
     18,800   Kroger Company(c).............        414,775
     15,800   Limited (The), Inc.(a)........        341,675
      1,000   Longs Drug Stores Corp. ......         21,750
      3,600   May Department Stores
                Company.....................         86,400
      1,600   Nordstrom, Inc.(a)............         38,600
      5,900   RadioShack Corp. .............        279,512
     11,700   Safeway, Inc.(c)..............        527,962
      8,500   Sears, Roebuck & Company......        277,313
      3,700   SUPERVALU, Inc. ..............         70,531
     14,200   Target Corp. .................        823,600
    130,500   Wal-Mart Stores, Inc. ........      7,520,062
     22,400   Walgreen Company..............        721,000
                                              -------------
              TOTAL RETAIL..................     13,174,241
                                              -------------
              RUBBER PRODUCTS -- 0.01%
      2,400   Cooper Tire & Rubber
                Company.....................         26,700
                                              -------------
              SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.10%
      1,300   Millipore Corp. ..............         97,988
      6,300   PE Corp.-PE Biosystems
                Group.......................        415,012
                                              -------------
              TOTAL SCIENTIFIC & TECHNICAL
              INSTRUMENTS...................        513,000
                                              -------------
              SEMICONDUCTORS -- 5.84%
      5,400   Advanced Micro Devices,
                Inc.(a)(c)..................        417,150
      7,800   Altera Corp.(c)...............        795,112
     13,400   Analog Devices, Inc.(c).......      1,018,400
     30,000   Applied Materials, Inc.(c)....      2,718,750
      7,400   Conexant System(a)(c).........        359,825
    122,400   Intel Corp. ..................     16,363,350
      7,200   KLA-Tencor Corp.(c)...........        421,650
     10,900   LSI Logic Corp.(c)............        589,963
     12,000   Micron Technology, Inc.(c)....      1,056,750
     50,697   Motorola, Inc. ...............      1,473,382

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      6,600   National Semiconductor
                Corp.(c)....................  $     374,550
     61,100   Texas Instruments, Inc. ......      4,196,806
     11,700   Xilinx, Inc.(c)...............        965,981
                                              -------------
              TOTAL SEMICONDUCTORS..........     30,751,669
                                              -------------
              TELECOMMUNICATIONS -- 5.21%
      7,500   ALLTELL Corp. ................        464,531
     34,900   AT&T Corp. ...................      1,103,713
     34,300   Bell Atlantic Corp. ..........      1,742,869
     41,800   BellSouth Corp. ..............      1,781,725
     21,800   GTE Corp. ....................      1,357,050
     10,500   Global Crossing, Ltd..........        276,281
     35,800   Lucent Technologies, Inc. ....      2,121,150
     17,800   Nextel Communications,
                Inc. -- Class A(c)..........      1,089,138
    103,200   Nortel Networks Corp.(a)......      7,043,400
     77,100   SBC Communications, Inc. .....      3,334,575
      6,400   Scientific-Atlanta, Inc. .....        476,800
     17,600   Sprint Corp. (FON Group)......        897,600
     20,500   Sprint Corp.
                (PCS Group)(a)(c)...........      1,219,750
      9,100   Tellabs, Inc.(c)..............        622,781
     11,300   US WEST, Inc. ................        968,975
     63,500   WorldCom, Inc.(c).............      2,913,063
                                              -------------
              TOTAL TELECOMMUNICATIONS......     27,413,401
                                              -------------
              TOOLS -- 0.04%
      2,000   Black & Decker Corp. .........         78,625
      2,900   Cooper Industries, Inc. ......         94,431
      1,400   Snap-on, Inc. ................         37,275
                                              -------------
              TOTAL TOOLS...................        210,331
                                              -------------
              TOYS -- 0.01%
      4,600   Hasbro, Inc. .................         69,288
                                              -------------
              TRANSPORTATION -- 0.18%
      5,800   AMR Corp.(c)..................        153,338
     11,300   Burlington Northern Santa Fe
                Corp. ......................        259,194
      2,500   Kansas City Southern
                Industries, Inc. ...........        221,719
      2,200   Ryder System, Inc. ...........         41,662
      7,000   Union Pacific Corp. ..........        260,313
                                              -------------
              TOTAL TRANSPORTATION..........        936,226
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              UTILITIES -- 1.05%
     10,800   AES Corp.(c)..................  $     492,750
      4,300   Ameren Corp. .................        145,125
      7,340   American Electric Power
                Company, Inc. ..............        217,447
      4,200   Carolina Power and Light,
                Inc. .......................        134,138
      4,200   CINergy Corp. ................        106,838
      5,700   Consolidated Edison, Inc. ....        168,863
      3,800   Constellation Energy Group....        123,737
      3,900   DTE Energy Company............        119,194
      5,631   Dominion Resources, Inc. .....        241,429
      8,500   Duke Energy Corp. ............        479,188
      3,100   El Paso Energy Corp. .........        157,906
      7,600   Entergy Corp. ................        206,625
      7,400   FirstEnergy Corp. ............        172,975
      2,900   Florida Progress Corp. .......        135,938
      5,600   FPL Group, Inc. ..............        277,200
      3,600   GPU, Inc. ....................         97,425
      2,700   New Century Energies, Inc. ...         81,000
        500   Nicor, Inc. ..................         16,312
      3,600   Northern States Power
                Company.....................         72,675
      5,300   Peco Energy Company...........        213,656
     11,900   PG&E Corp. ...................        293,038
      4,100   PP&L Resources, Inc. .........         89,944
      1,100   Peoples Energy Corp. .........         35,612
      2,400   Pinnacle West Capital
                Corp. ......................         81,300
      4,800   Public Service Enterprise
                Group, Inc. ................        166,200
      8,800   Reliant Energy, Inc. .........        260,150
      7,000   Sempra Energy.................        119,000
     18,100   Southern Company..............        421,956
      7,300   TXU Corp. ....................        215,350
      5,400   Unicom Corp. .................        208,913
                                              -------------
              TOTAL UTILITIES...............      5,551,884
                                              -------------
              TOTAL COMMON STOCK
              (Cost $293,323,602)...........    317,097,915
                                              -------------
              PREFERRED STOCK -- 0.23%
              SPECIAL PURPOSE ENTITY
     58,200   Swire Pacific
                (Cost $1,231,563)...........      1,182,188
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              REGULATED INVESTMENT COMPANIES -- 0.77%
  2,899,793   Janus Money Market Fund(b)....  $   2,899,793
  1,130,919   Merrimac Cash Fund -- Premium
                Class(b)....................      1,130,919
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $4,030,712)...      4,030,712
                                              -------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 14.26%
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.04%
$   250,000   Sanluis Corp., 8.875%,
                03/18/08....................        226,931
                                              -------------
              BANKS -- 2.07%
    250,000   Cho Hung Bank -- 144A, 11.50%,
                04/01/10....................        240,625
  6,000,000   First Chicago Master Trust,
                Series 96-Q, Floating Rate,
                6.78%(++), 04/15/03.........      6,006,180
    230,000   Hanvit Bank, 11.75%,
                03/01/10....................        222,525
  1,500,000   Standard Chartered -- 144A,
                PLC, Floating Rate,
                5.8375%(++), 12/31/49.......      1,003,596
  3,500,000   Wachovia Corp., 6.70%,
                06/21/04....................      3,415,104
                                              -------------
              TOTAL BANKS...................     10,888,030
                                              -------------
              CHEMICALS -- 0.14%
    700,000   Sterling Chemicals, Series B,
                12.375%, 07/15/06...........        710,500
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.66%
  3,500,000   Sun Microsystems, Inc., 7.50%,
                08/15/06....................      3,493,052
                                              -------------
              CONSTRUCTION -- 0.15%
    600,000   D.R. Horton, Inc., 8.00%,
                12/01/09....................        522,000
    300,000   Kaufman & Broad Home Corp.,
                9.625%, 11/15/06............        285,750
                                              -------------
              TOTAL CONSTRUCTION............        807,750
                                              -------------
              CONSUMER GOODS AND SERVICES -- 0.14%
    750,000   Scotts Company, 8.625%,
                01/15/09....................        720,000
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.30%
    600,000   Allied Waste North America,
                7.875%, 01/01/09............        511,500
  1,150,000   Waste Management, Inc., 4.00%,
                02/01/02....................      1,066,625
                                              -------------
              TOTAL ENVIRONMENTAL MANAGEMENT
              SERVICES......................      1,578,125
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE -- 4.86%
$ 4,000,000   Bear Stearns Company, Inc.,
                Floating Rate, 7.125%(++),
                03/28/03....................  $   3,992,952
  4,000,000   Deutsche Floorplan Receivables
                Master Trust, Floating Rate,
                6.8213%(++), 04/15/05.......      3,998,875
  2,000,000   Ford Motor Credit Company,
                Floating Rate, 6.9675%(++),
                03/17/03(a).................      1,997,460
  2,000,000   MBNA Corp., 6.963%,
                09/12/02....................      1,955,500
    700,000   MBNA Corp., 6.7075%,
                07/15/05....................        698,469
  4,000,000   Medallion Trust, Floating
                Rate, 6.5088%(++),
                07/12/31....................      4,000,200
  5,000,000   SLM Student Loan Trust,
                2000-A1L, Floating Rate,
                6.34%(++), 10/27/08.........      4,997,400
  3,944,202   Washington Mutual, Floating
                Rate, 6.90%(++), 06/25/24...      3,945,682
                                              -------------
              TOTAL FINANCE.................     25,586,538
                                              -------------
              LEISURE AND RECREATION -- 0.31%
    350,000   Harrah's Operating Co., Inc.,
                7.875%, 12/15/05............        329,000
    350,000   Hollywood Park, Inc., 9.25%,
                02/15/07....................        348,250
    350,000   Mandalay Resort Group, 9.25%,
                12/01/05(a).................        337,750
    625,000   MGM Grand, Inc., 9.75%,
                06/01/07....................        637,500
                                              -------------
              TOTAL LEISURE AND
              RECREATION....................      1,652,500
                                              -------------
              MANUFACTURING -- 0.31%
    600,000   AK Steel Corp., 7.875%,
                02/15/09....................        532,500
    600,000   American Standard, Inc.,
                7.375%, 02/01/08............        543,000
    600,000   Flag Limited, 8.25%,
                01/30/08....................        534,000
                                              -------------
              TOTAL MANUFACTURING...........      1,609,500
                                              -------------
              MEDIA -- 0.98%
    300,000   Cablevision SA, 13.75%,
                04/30/07....................        279,000
    300,000   Multicanal SA, 13.125%,
                04/15/09....................        288,000
    500,000   Price Communications Wire,
                9.125%, 12/15/06............        505,000
    350,000   Sinclair Broadcast Group,
                9.00%, 07/15/07.............        314,125

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 3,500,000   Walt Disney Company, 6.75%,
                03/30/06....................  $   3,425,898
    350,000   Young Broadcasting, Inc.,
                8.75%, 06/15/07.............        322,000
                                              -------------
              TOTAL MEDIA...................      5,134,023
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.07%
    350,000   Tenet Healthcare Corp., 9.25%
                09/01/10....................        352,625
                                              -------------
              METAL & GLASS CONTAINERS -- 0.05%
    300,000   Owens-Illinois, Inc., 7.85%,
                05/15/04....................        284,857
                                              -------------
              OIL & GAS -- 0.12%
    625,000   R&B Falcon Corp., 9.50%,
                12/15/08....................        628,125
                                              -------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.52%
  4,000,000   BA Master Credit Card Trust,
                Floating Rate, 6.76%(++),
                04/15/05....................      4,003,040
  4,000,000   Fleet Credit Card Master
                Trust, Floating Rate,
                6.73%(++), 05/15/04.........      4,002,880
                                              -------------
              TOTAL PRIVATE ASSET BACKED:
              CREDIT CARDS..................      8,005,920
                                              -------------
              PRIVATE ASSET BACKED: FINANCE -- 1.01%
  3,500,000   GMAC Commercial Mortgage
                Securities, Inc., 6.625%,
                10/20/03....................      3,414,086
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21............      1,882,500
                                              -------------
              TOTAL PRIVATE ASSET BACKED:
              FINANCE.......................      5,296,586
                                              -------------
              RETAIL -- 0.11%
    600,000   K-Mart Corp., 8.375%,
                12/01/04....................        572,713
                                              -------------
              SPECIAL PURPOSE ENTITY -- 0.65%
  3,500,000   Duke Capital Corp., 7.50%,
                10/01/09....................      3,443,573
                                              -------------
              TELECOMMUNICATIONS -- 0.65%
    200,000   Alestra SA, 12.625%,
                05/15/09....................        180,750
    350,000   Globo Communicacoes, 10.50%,
                12/20/06....................        303,081
    350,000   KPN/Qwest BV, 144A, 8.125%,
                06/01/09....................        329,000
    500,000   McLeodUSA, Inc., 9.25%,
                07/15/07....................        482,500

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   350,000   NTL, Inc., 10.00%, 02/15/07...  $     330,750
    600,000   Nextel Communications, 0.00%,
                10/31/07....................        445,500
    250,000   Nuevo Grupo Iusacell SA,
                14.25%, 12/01/06............        261,250
    200,000   Philippine Long Distance
                Telephone, 10.50%,
                04/15/09....................        197,803
    250,000   PTC International Finance,
                11.25%, 12/01/09............        253,750
    170,000   Slovak Wireless SA -- 144A,
                11.25%, 03/30/07............        163,623
    500,000   Williams Communications Group,
                Inc., 10.875%, 10/01/09.....        488,750
                                              -------------
              TOTAL TELECOMMUNICATIONS......      3,436,757
                                              -------------
              UTILITIES -- 0.12%
    625,000   AES Corp., 9.50%, 06/01/09....        612,500
                                              -------------
              TOTAL CORPORATES BOND AND
              NOTES (Cost $75,949,033)......     75,040,605
                                              -------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 3.30%
    240,000   Argentina, 7.375%, 03/31/05...        219,656
    329,000   Federative Republic of Brazil,
                7.375%, 04/15/06............        300,212
    985,127   Federative Republic of Brazil,
                8.00%, 04/15/14.............        725,333
    500,000   Federative Republic of Brazil,
                7.375%, 04/15/24............        395,000
    200,000   Kingdom of Morocco, Floating
                Rate, 7.75%(++), 01/01/09...        178,880
    200,000   Republic of Argentina, 11.75%,
                04/07/09....................        186,000
  2,300,000   Republic of Austria, 3.40%,
                10/20/04....................      2,047,336
    750,000   Republic of Bulgaria, Series
                A, 2.75%, 07/28/12..........        552,188
  2,100,000   Republic of France O.A.T.,
                5.50%, 10/25/07.............      2,037,193
    200,000   Republic of Panama, 4.25%,
                07/17/14....................        159,452
    400,000   Republic of Philippines,
                9.875%, 01/15/19............        327,000
    535,710   Republic of Venezuela, 7.875%,
                12/18/07....................        437,273
    600,000   Russia Federation, 10.00%,
                06/26/07....................        459,000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              FOREIGN GOVERNMENT BONDS AND NOTES
                (CONTINUED)
$   600,000   Russia Federation, 12.75%,
                06/24/28....................  $     517,308
    200,000   South Africa Republic, 9.125%,
                05/19/09....................        196,050
  4,014,750   United Kingdom Treasury,
                6.50%, 12/07/03.............      4,090,066
  3,636,000   United Kingdom Treasury,
                8.50%, 12/07/05.............      4,118,414
    500,000   United Mexican States, Series
                A, 6.25%, 12/31/19..........        417,500
                                              -------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $17,168,823)............     17,363,861
                                              -------------
              US GOVERNMENT SECURITIES -- 10.56%
              US TREASURY BOND -- 2.87%
 15,020,000   6.25%, 08/15/23...............     15,113,875
                                              -------------
              US TREASURY NOTES -- 7.69%
 18,000,000   5.50%, 02/28/03(a)............     17,611,884
 21,800,000   7.50%, 02/15/05(a)............     22,862,750
                                              -------------
              TOTAL US TREASURY NOTES.......     40,474,634
                                              -------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $55,568,663)............     55,588,509
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 16.99%
              FANNIE MAE -- 7.55%
  8,910,000   TBA, 6.00%, 07/01/30..........      8,147,081
 11,000,000   TBA, 6.50%, 07/01/30..........     10,364,068
 22,000,000   TBA, 7.00%, 07/01/30..........     21,223,136
                                              -------------
              TOTAL FANNIE MAE..............     39,734,285
                                              -------------
              FREDDIE MAC -- 1.83%
 10,000,000   6.625%, 09/15/09..............      9,644,000
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 7.61%
  7,591,215   PL# 780743, 8.00%, 12/15/26...      7,676,222
  8,800,000   TBA, 6.50%, 07/15/30..........      8,346,254
 12,000,000   TBA, 7.00%, 07/15/30..........     11,662,500
 10,500,000   TBA, 7.50%, 07/15/30..........     10,421,250
  1,900,000   TBA, 8.00%, 07/15/30..........      1,919,593
                                              -------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION..........     40,025,819
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES
              (Cost $89,352,087)............     89,404,104
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              TIME DEPOSITS -- 2.94%
$ 1,496,795   Bank of Montreal, 6.90%,
                07/05/00(b).................  $   1,496,795
  6,177,153   BNP Paribas, 6.75%,
                07/05/00(b).................      6,177,153
  2,397,811   Fleet National Bank, 7.125%,
                10/31/00(b).................      2,397,811
  1,796,153   Royal Bank of Scotland, 6.70%,
                07/05/00(b).................      1,796,153
  3,592,306   Royal Bank of Scotland, 6.85%,
                07/05/00(b).................      3,592,306
                                              -------------
              TOTAL TIME DEPOSITS (Cost
              $15,460,218)..................     15,460,218
                                              -------------
              SHORT TERM CORPORATE NOTES -- 4.81%
  2,000,000   Bank of America, Floating
                Rate, 6.67%(++),
                03/22/01(b).................      2,000,000
  2,141,555   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b).................      2,141,555
  1,159,915   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b).................      1,159,915
 11,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b).................     11,000,000
  1,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b).....      1,000,000
  8,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b).................      8,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $25,301,470)......     25,301,470
                                              -------------
              COMMERCIAL PAPER -- 1.89%
 10,000,000   Associates Financial Services,
                6.60%, 07/17/00 (Cost
                $9,970,666).................      9,970,666
                                              -------------
              SHORT TERM US GOVERNMENT
              AGENCY SECURITIES -- 4.74%
              FANNIE MAE -- 3.80%
 20,000,000   6.40%, 07/05/00...............     19,985,778
                                              -------------
              FEDERAL HOME LOAN BANK -- 0.94%
  5,000,000   6.47%, 07/26/00...............      4,977,535
                                              -------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $24,963,313)..................     24,963,313
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SHORT TERM US GOVERNMENT SECURITY -- 0.02%
              US TREASURY BILL
$   100,000   6.135%, 11/09/00 (Cost
                $97,767)....................  $      97,767
                                              -------------
              TOTAL SECURITIES (Cost
              $612,417,917).................    635,501,328
                                              -------------
              REPURCHASE AGREEMENT -- 1.44%
  7,576,928   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $7,580,736 (Collateralized
                by Freddie Mac, 7.00%, due
                06/15/11, with a value of
                $7,955,775) (Cost
                $7,576,928).................      7,576,928
                                              -------------
              Total Investments -- 122.21%
              (Cost $619,994,845)...........    643,078,256
              Liabilities less other
              assets -- (22.21)%............   (116,859,908)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 526,218,348
                                              =============


The aggregate cost of securities for federal income tax
purposes at June 30, 2000 is $619,994,845.
    Gross unrealized appreciation........  $   41,816,813
    Gross unrealized depreciation........     (18,733,402)
                                           --------------
    Net unrealized appreciation..........  $   23,083,411
                                           ==============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR) American Depository Receipt.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 97.18%
              AEROSPACE -- 3.02%
    159,600   Boeing Company...............  $    6,673,275
    199,900   Northrop Grumman Corp. ......      13,243,375
     90,000   Textron, Inc. ...............       4,888,125
    150,000   United Technologies Corp. ...       8,831,250
                                             --------------
              TOTAL AEROSPACE..............      33,636,025
                                             --------------
              APPAREL -- 0.48%
    226,000   V.F. Corp. ..................       5,381,625
                                             --------------
              AUTOMOBILES -- 1.77%
    384,200   Ford Motor Company...........      16,520,600
     54,963   General Motors Corp. ........       3,191,289
                                             --------------
              TOTAL AUTOMOBILES............      19,711,889
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.53%
    261,600   Genuine Parts Company........       5,232,000
     50,305   Visteon Corp.(c).............         609,943
                                             --------------
              TOTAL AUTOMOTIVE EQUIPMENT...       5,841,943
                                             --------------
              BANKS -- 8.22%
    421,800   Bank of America Corp. .......      18,137,400
    140,000   Bank of New York Companies,
                Inc. ......................       6,510,000
    333,500   Bank One Corp. ..............       8,858,594
    167,850   Chase Manhattan Corp. .......       7,731,591
    100,000   Fleet Boston Financial
                Corp. .....................       3,400,000
     66,800   J.P. Morgan & Company........       7,356,350
    387,100   KeyCorp......................       6,822,638
     70,000   Mellon Financial Corp. ......       2,550,625
    408,400   National City Corp.(a).......       6,968,325
    309,800   Regions Financial Corp. .....       6,157,275
    253,600   Summit Bancorp...............       6,244,900
    275,400   Wells Fargo & Company........      10,671,750
                                             --------------
              TOTAL BANKS..................      91,409,448
                                             --------------
              CHEMICALS -- 2.98%
     13,600   Air Products & Chemicals,
                Inc. ......................         419,050
    118,800   Cabot Corp. .................       3,237,300
    302,400   Dow Chemical Company.........       9,128,700
     95,000   du Pont (E.I.) de Nemours....       4,156,250
    143,900   Eastman Chemical Company.....       6,871,225
     61,300   FMC Corp.(c).................       3,555,400
    106,400   Lubrizol Corp. ..............       2,234,400
     70,500   Union Carbide Corp. .........       3,489,750
                                             --------------
              TOTAL CHEMICALS..............      33,092,075
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT -- 1.64%
     12,000   Compaq Computer Corp. .......  $      306,750
     26,600   Hewlett-Packard Company......       3,321,675
    115,000   Pitney Bowes, Inc. ..........       4,600,000
    102,400   Tech Data Corp.(c)...........       4,460,800
    270,000   Xerox Corp. .................       5,602,500
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      18,291,725
                                             --------------
              CONSTRUCTION -- 0.25%
    116,600   Centex Corp. ................       2,740,100
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.08%
    220,000   Avon Products, Inc. .........       9,790,000
     80,000   Colgate-Palmolive Company....       4,790,000
    231,800   Dana Corp. ..................       4,911,263
    221,775   Fort James Corp. ............       5,128,547
    420,000   General Electric Company.....      22,260,000
     95,000   Kimberly-Clark Corp. ........       5,450,625
    279,200   Leggett & Platt, Inc. .......       4,606,800
    115,200   Newell Rubbermaid, Inc.(a)...       2,966,400
     45,000   Procter & Gamble Company.....       2,576,250
    111,000   Whirlpool Corp. .............       5,175,375
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................      67,655,260
                                             --------------
              ELECTRONICS -- 2.23%
    176,800   Arrow Electronics, Inc.(c)...       5,480,800
     86,200   Avnet, Inc. .................       5,107,350
     80,000   Eaton Corp. .................       5,360,000
    110,000   Emerson Electric Company.....       6,641,250
    113,800   Thomas & Betts Corp. ........       2,176,425
                                             --------------
              TOTAL ELECTRONICS............      24,765,825
                                             --------------
              FINANCIAL SERVICES -- 5.37%
    485,100   Citigroup, Inc. .............      29,227,275
    204,100   Fannie Mae...................      10,651,469
    134,500   MBIA, Inc. ..................       6,481,219
     57,400   Morgan Stanley Dean Witter &
                Company....................       4,778,550
    296,300   Washington Mutual, Inc.(a)...       8,555,662
                                             --------------
              TOTAL FINANCIAL SERVICES.....      59,694,175
                                             --------------
              FOOD & BEVERAGES -- 2.19%
     40,000   Coca-Cola Company............       2,297,500
    372,400   ConAgra, Inc. ...............       7,098,875
    208,400   IBP, Inc. ...................       3,217,175

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD & BEVERAGES (CONTINUED)
     65,000   Pepsico, Inc. ...............  $    2,888,438
    274,200   SUPERVALU, Inc. .............       5,226,938
    418,800   Tyson Foods, Inc. -- Class
                A..........................       3,664,500
                                             --------------
              TOTAL FOOD & BEVERAGES.......      24,393,426
                                             --------------
              INSURANCE -- 4.38%
     64,600   Aetna, Inc. .................       4,146,512
    141,500   American General Corp. ......       8,631,500
     79,600   American International Group,
                Inc. ......................       9,353,000
    174,100   Chubb Corp. .................      10,707,150
     65,000   CIGNA Corp. .................       6,077,500
     60,000   Lincoln National Corp. ......       2,167,500
    224,600   St. Paul Companies, Inc. ....       7,664,475
                                             --------------
              TOTAL INSURANCE..............      48,747,637
                                             --------------
              MACHINERY -- 0.94%
    135,000   Caterpillar, Inc. ...........       4,573,125
    160,000   Deere & Company..............       5,920,000
                                             --------------
              TOTAL MACHINERY..............      10,493,125
                                             --------------
              MANUFACTURING -- 2.28%
    139,000   American Standard Company,
                Inc.(c)....................       5,699,000
    130,000   Honeywell International,
                Inc. ......................       4,379,375
    112,800   Minnesota Mining &
                Manufacturing Company......       9,306,000
    172,200   Owens-Illinois, Inc.(c)......       2,012,587
    192,600   Sonoco Products Company......       3,960,337
                                             --------------
              TOTAL MANUFACTURING..........      25,357,299
                                             --------------
              MEDICAL PRODUCTS -- 1.83%
    115,000   Baxter International,
                Inc. ......................       8,085,937
    120,000   Johnson & Johnson, Inc. .....      12,225,000
                                             --------------
              TOTAL MEDICAL PRODUCTS.......      20,310,937
                                             --------------
              METALS AND MINING -- 0.57%
    220,000   Alcoa, Inc. .................       6,380,000
                                             --------------
              OIL AND GAS -- 19.72%
    104,100   Amerada Hess Corp. ..........       6,428,175
    200,000   Baker Hughes, Inc. ..........       6,400,000
    200,000   BP Amoco PLC (ADR)...........      11,312,500
    140,000   Burlington Resources,
                Inc. ......................       5,355,000
    229,100   Chevron Corp. ...............      19,430,544

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    337,700   Conoco, Inc. -- Class B......  $    7,429,400
    165,000   Diamond Offshore Drilling,
                Inc.(a)....................       5,795,625
    195,000   El Paso Energy Corp. ........       9,932,812
    140,000   Enron Corp. .................       9,030,000
    668,400   Exxon-Mobil Corp. ...........      52,469,400
    140,000   Halliburton Company..........       6,606,250
    100,000   Kerr-McGee Corp. ............       5,893,750
    321,100   Occidental Petroleum
                Corp. .....................       6,763,169
    255,200   Phillips Petroleum Company...      12,935,450
    115,000   Royal Dutch Petroleum
                Company....................       7,079,687
     80,000   Schlumberger, Ltd.(a)........       5,970,000
    292,800   Texaco, Inc. ................      15,591,600
    200,000   Tidewater, Inc. .............       7,200,000
    226,000   Unocal Corp. ................       7,486,250
    245,000   Williams Companies, Inc. ....      10,213,438
                                             --------------
              TOTAL OIL AND GAS............     219,323,050
                                             --------------
              PAPER AND FOREST PRODUCTS -- 3.06%
    105,000   Bowater, Inc. ...............       4,633,125
    145,000   Georgia-Pacific Group........       3,806,250
    368,800   International Paper
                Company....................      10,994,850
    139,350   Temple Inland, Inc. .........       5,852,700
    197,500   Westvaco Corp. ..............       4,900,469
     90,000   Weyerhauser Company..........       3,870,000
                                             --------------
              TOTAL PAPER AND FOREST
              PRODUCTS.....................      34,057,394
                                             --------------
              PHARMACEUTICALS -- 7.44%
    175,000   Abbott Laboratories..........       7,798,437
    170,000   American Home Products
                Corp. .....................       9,987,500
    150,000   Bristol-Myers Squibb
                Company....................       8,737,500
    115,000   Lilly (Eli) & Company........      11,485,625
    145,000   Merck & Company, Inc. .......      11,110,625
    220,000   Pfizer, Inc. ................      10,560,000
    165,000   Pharmacia Corp. .............       8,528,437
    140,000   Schering-Plough Corp. .......       7,070,000
    115,000   SmithKline Beecham PLC
                (ADR)......................       7,496,562
                                             --------------
              TOTAL PHARMACEUTICALS........      82,774,686
                                             --------------
              PUBLISHING -- 0.44%
     90,000   McGraw-Hill Companies,
                Inc. ......................       4,860,000
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 1.49%
    115,000   Boston Properties, Inc. .....  $    4,441,875
    190,000   Crescent Real Estate Equity
                Company....................       3,895,000
    150,000   Equity Office Properties.....       4,134,375
     90,000   Equity Residential
                Properties.................       4,140,000
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      16,611,250
                                             --------------
              RECREATION AND LEISURE -- 0.25%
     71,100   The Walt Disney Company......       2,759,569
                                             --------------
              RETAIL -- 1.11%
    184,900   Federated Department Stores,
                Inc.(c)....................       6,240,375
    244,600   May Department Stores
                Company....................       5,870,400
      5,700   Sears, Roebuck & Company.....         185,963
                                             --------------
              TOTAL RETAIL.................      12,296,738
                                             --------------
              RUBBER PRODUCTS -- 0.56%
    148,900   Cooper Tire & Rubber
                Company....................       1,656,512
    227,000   Goodyear Tire & Rubber
                Company....................       4,540,000
                                             --------------
              TOTAL RUBBER PRODUCTS........       6,196,512
                                             --------------
              TELECOMMUNICATIONS -- 8.36%
    407,500   AT & T Corp. ................      12,887,188
    259,950   Bell Atlantic Corp. .........      13,208,709
    300,500   BellSouth Corp. .............      12,808,813
    292,300   GTE Corp. ...................      18,195,675
     77,400   Motorola, Inc. ..............       2,249,437
    396,000   SBC Communications, Inc. ....      17,127,000
    130,000   Sprint Corp. (FON Group).....       6,630,000
    115,000   US West, Inc.(a).............       9,861,250
                                             --------------
              TOTAL TELECOMMUNICATIONS.....      92,968,072
                                             --------------
              TOBACCO -- 1.00%
    417,100   Philip Morris Companies,
                Inc. ......................      11,079,219
                                             --------------
              TOOLS -- 0.53%
    181,700   Cooper Industries, Inc. .....       5,916,606
                                             --------------
              TRANSPORTATION -- 1.40%
    123,000   Burlington Northern Santa Fe
                Corp. .....................       2,821,312
     19,500   CSX Corp. ...................         413,156

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION (CONTINUED)
    384,500   Norfolk Southern Corp. ......  $    5,719,438
    176,800   Union Pacific Corp. .........       6,574,750
                                             --------------
              TOTAL TRANSPORTATION.........      15,528,656
                                             --------------
              UTILITIES: ELECTRIC -- 7.06%
    216,900   Allegheny Energy, Inc. ......       5,937,637
    195,500   Ameren Corp.(a)..............       6,598,125
    216,300   American Electric Power
                Company, Inc.(a)...........       6,407,888
    251,100   Cinergy Corp. ...............       6,387,356
    208,500   Consolidated Edison, Inc. ...       6,176,813
    140,000   Duke Energy Corp. ...........       7,892,500
    268,000   FirstEnergy Corp. ...........       6,264,500
    180,000   KeySpan Corp. ...............       5,535,000
    108,200   New Century Energies,
                Inc. ......................       3,246,000
     64,725   Northern States Power
                Company....................       1,306,636
    291,000   PG&E Corp. ..................       7,165,875
    167,400   Puget Sound Energy,
                Inc.(a)....................       3,567,713
    316,300   Southern Company.............       7,373,744
    235,700   Wisconsin Energy Corp. ......       4,669,806
                                             --------------
              TOTAL UTILITIES..............      78,529,593
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,050,435,028)..............   1,080,803,859
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.27%
  2,133,930   Janus Money Market Fund(b)...       2,133,930
    832,233   Merrimac Cash Fund -- Premium
                Class(b)...................         832,233
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $2,966,163)..................       2,966,163
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 1.83%
$ 7,709,000   Bell Atlantic Corp., 6.52%,
                07/24/00...................       7,676,888
  2,993,000   Conagra, Inc., 6.95%,
                07/07/00...................       2,989,533
  8,000,000   Delphi Auto Systems Corp.,
                6.78%, 07/07/00............       7,990,960
  1,700,000   General Electric Capital
                Company, 6.50%, 07/03/00...       1,699,386
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
              $20,356,767).................      20,356,767
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS -- 0.96%
$ 1,977,360   Bank of Montreal, 6.59%,
                07/05/00(b)................  $    1,977,360
    624,809   Bank of Montreal, 6.90%,
                07/05/00(b)................         624,809
  1,453,008   BNP Paribas, 6.75%,
                07/05/00(b)................       1,453,008
  4,379,883   Fleet National Bank, 7.125%,
                10/31/00(b)................       4,379,883
    749,771   Royal Bank of Scotland,
                6.70%, 07/05/00(b).........         749,771
  1,499,541   Royal Bank of Scotland,
                6.85%, 07/05/00(b).........       1,499,541
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $10,684,372).................      10,684,372
                                             --------------
              SHORT TERM CORPORATE NOTES -- 0.12%
    573,427   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)................         573,427
    820,899   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)................         820,899
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $1,394,326)......       1,394,326
                                             --------------
              TOTAL SECURITIES (Cost
              $1,085,836,656)..............   1,116,205,487
                                             --------------
              REPURCHASE AGREEMENTS -- 1.60%
  7,761,296   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $7,765,196 (Collateralized
                by Freddie Mac, 5.66%, due
                12/15/08, with a value of
                $8,149,361)................       7,761,296

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$10,000,000   With Morgan Stanley Dean
                Witter & Company, dated
                06/30/00, 7.23%, due
                07/03/00, repurchase
                proceeds at maturity
                $10,006,025 (Collateralized
                by Star Bank N.A., 6.375%,
                due 03/01/04, with a value
                of $1,204,188, Bank of
                America Corp., 10.20%, due
                07/15/15, with a value of
                $10,255,192)(b)............  $   10,000,000
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $17,761,296)...........      17,761,296
                                             --------------
              Total Investments -- 101.96%
              (Cost $1,103,597,952)........   1,133,966,783
              Liabilities less other
              assets -- (1.96)%............     (21,837,060)
                                             --------------
              NET ASSETS -- 100.00%........  $1,112,129,723
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2000 is $1,103,597,952.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation........  $  115,932,313
    Gross unrealized depreciation........     (85,563,482)
                                           --------------
    Net unrealized appreciation..........  $   30,368,831
                                           ==============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR)  American Depository Receipts
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 97.70%
              AEROSPACE -- 1.15%
     47,400   Boeing Company.................  $  1,981,912
                                               ------------
              APPAREL -- 0.93%
     67,100   V.F. Corp. ....................     1,597,819
                                               ------------
              AUTOMOBILES -- 2.04%
     81,700   Ford Motor Company.............     3,513,100
                                               ------------
              AUTOMOTIVE PRODUCTS -- 1.99%
     82,600   Dana Corp. ....................     1,750,087
     77,700   Genuine Parts Company..........     1,554,000
     10,697   Visteon Corp. .................       129,704
                                               ------------
              TOTAL AUTOMOTIVE PRODUCTS......     3,433,791
                                               ------------
              BANKS -- 11.55%
    102,000   Bank of America Corp. .........     4,386,000
    107,500   Bank One Corp. ................     2,855,469
      9,750   Chase Manhattan Corp. .........       449,109
    115,000   KeyCorp........................     2,026,875
    134,400   National City Corp.(c).........     2,293,200
     92,100   Regions Financial Corp. .......     1,830,487
     75,400   Summit Bancorp.................     1,856,725
     95,800   Washington Mutual, Inc. .......     2,766,225
     37,300   Wells Fargo & Company..........     1,445,375
                                               ------------
              TOTAL BANKS....................    19,909,465
                                               ------------
              CHEMICALS -- 4.30%
     41,100   Cabot Corp. ...................     1,119,975
     49,800   Dow Chemical Company...........     1,503,337
     42,700   Eastman Chemical Company.......     2,038,925
     18,200   FMC Corp.(c)...................     1,055,600
     31,600   Lubrizol Corp. ................       663,600
     20,900   Union Carbide Corp. ...........     1,034,550
                                               ------------
              TOTAL CHEMICALS................     7,415,987
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.77%
     30,400   Tech Data Corp.(c).............     1,324,300
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.20%
     83,000   Leggett & Platt, Inc. .........     1,369,500
     34,200   Newell Rubbermaid, Inc.(a).....       880,650
     32,900   Whirlpool Corp. ...............     1,533,962
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................     3,784,112
                                               ------------
              CONSTRUCTION -- 0.47%
     34,700   Centex Corp. ..................       815,450
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 2.32%
     59,400   Arrow Electronics, Inc.(c).....  $  1,841,400
     25,600   Avnet, Inc. ...................     1,516,800
     33,800   Thomas & Betts Corp. ..........       646,425
                                               ------------
              TOTAL ELECTRONICS..............     4,004,625
                                               ------------
              FINANCIAL SERVICES -- 8.42%
     96,600   Citigroup, Inc. ...............     5,820,150
     60,600   Fannie Mae.....................     3,162,563
     19,900   JP Morgan & Company, Inc. .....     2,191,488
     40,000   MBIA, Inc. ....................     1,927,500
     17,000   Morgan Stanley Dean Witter &
                Company......................     1,415,250
                                               ------------
              TOTAL FINANCIAL SERVICES.......    14,516,951
                                               ------------
              FOOD AND BEVERAGE -- 2.41%
    110,700   ConAgra, Inc. .................     2,110,219
     61,900   IBP, Inc. .....................       955,581
    124,400   Tyson Foods, Inc. -- Class A...     1,088,500
                                               ------------
              TOTAL FOOD AND BEVERAGE........     4,154,300
                                               ------------
              INSURANCE -- 7.07%
     24,200   Aetna, Inc. ...................     1,553,338
     42,000   American General Corp. ........     2,562,000
     23,700   American International Group,
                Inc. ........................     2,784,750
     35,400   Chubb Corp. ...................     2,177,100
     64,200   St. Paul Companies, Inc. ......     2,190,825
     37,100   Torchmark Corp. ...............       915,906
                                               ------------
              TOTAL INSURANCE................    12,183,919
                                               ------------
              MANUFACTURING -- 2.30%
     31,800   American Standard Company,
                Inc.(c)......................     1,303,800
      9,800   Minnesota Mining &
                Manufacturing Company........       808,500
     56,100   Owens-Illinois, Inc.(c)........       655,669
     58,350   Sonoco Products Company........     1,199,822
                                               ------------
              TOTAL MANUFACTURING............     3,967,791
                                               ------------
              OIL AND GAS -- 17.01%
     34,000   Amerada Hess Corp. ............     2,099,500
     45,800   Chevron Corp. .................     3,884,412
     99,600   Conoco, Inc. -- Class B........     2,191,200
    146,600   Exxon -- Mobil Corp. ..........    11,508,100
     94,900   Occidental Petroleum Corp......     1,998,831
     45,500   Phillips Petroleum Company.....     2,306,281

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
     58,100   Texaco, Inc. ..................  $  3,093,825
     67,100   Unocal Corp. ..................     2,222,687
                                               ------------
              TOTAL OIL AND GAS..............    29,304,836
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.98%
     82,500   Fort James Corp. ..............     1,907,813
     59,100   International Paper Company....     1,761,919
     58,700   Westvaco Corp. ................     1,456,494
                                               ------------
              TOTAL PAPER AND FOREST
              PRODUCTS.......................     5,126,226
                                               ------------
              RECREATION AND LEISURE -- 0.48%
     21,100   The Walt Disney Company........       818,944
                                               ------------
              RETAIL -- 2.67%
     55,000   Federated Department Stores,
                Inc.(c)......................     1,856,250
     74,800   May Department Stores
                Company......................     1,795,200
     29,200   Sears, Roebuck & Company.......       952,650
                                               ------------
              TOTAL RETAIL...................     4,604,100
                                               ------------
              RETAIL: SUPERMARKET -- 0.90%
     81,500   Supervalu, Inc. ...............     1,553,594
                                               ------------
              RUBBER PRODUCTS -- 1.07%
     44,200   Cooper Tire & Rubber Company...       491,725
     67,400   Goodyear Tire & Rubber
                Company......................     1,348,000
                                               ------------
              TOTAL RUBBER PRODUCTS..........     1,839,725
                                               ------------
              TELECOMMUNICATIONS -- 6.62%
     83,000   AT & T Corp. ..................     2,624,875
     26,700   Bell Atlantic Corp. ...........     1,356,694
     28,000   BellSouth Corp. ...............     1,193,500
     46,800   GTE Corp. .....................     2,913,300
     23,100   Motorola, Inc. ................       671,344
     61,400   SBC Communications, Inc. ......     2,655,550
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    11,415,263
                                               ------------
              TOBACCO -- 1.91%
    123,900   Philip Morris Companies,
                Inc. ........................     3,291,094
                                               ------------
              TOOLS -- 1.02%
     54,000   Cooper Industries, Inc. .......     1,758,375
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION -- 3.32%
     36,500   Burlington Northern Santa Fe
                Corp. .......................  $    837,219
     57,600   CSX Corp. .....................     1,220,400
    114,300   Norfolk Southern Corp. ........     1,700,212
     52,600   Union Pacific Corp. ...........     1,956,063
                                               ------------
              TOTAL TRANSPORTATION...........     5,713,894
                                               ------------
              UTILITIES: ELECTRIC -- 11.80%
     64,500   Allegheny Energy, Inc. ........     1,765,688
     58,100   Ameren Corp.(a)................     1,960,875
     64,280   American Electric Power
                Company, Inc. ...............     1,904,295
     74,600   Cinergy Corp. .................     1,897,637
     69,100   Consolidated Edison, Inc. .....     2,047,087
     89,800   FirstEnergy Corp. .............     2,099,075
     32,100   New Century Energies, Inc. ....       963,000
     46,100   Northern States Power
                Company......................       930,644
     86,500   PG&E Corp. ....................     2,130,063
     49,700   Puget Sound Energy, Inc.(a)....     1,059,231
     94,000   Southern Company, Inc. ........     2,191,375
     70,100   Wisconsin Energy Corp. ........     1,388,856
                                               ------------
              TOTAL UTILITIES: ELECTRIC......    20,337,826
                                               ------------
              TOTAL COMMON STOCK
              (Cost $187,332,572)............   168,367,399
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 0.22%
    274,285   Janus Money Market Fund(b).....       274,285
    106,971   Merrimac Cash Fund -- Premium
                Class(b).....................       106,971
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $381,256)......       381,256
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 2.88%
$   228,260   Bank of Montreal, 6.59%,
                07/05/00(b)..................       228,260
    285,327   Bank of Montreal, 6.90%,
                07/05/00(b)..................       285,327
    684,782   BNP Paribas, 6.75%,
                07/05/00(b)..................       684,782
  2,737,418   Fleet National Bank, 7.125%,
                10/31/00(b)..................     2,737,418
    342,391   Royal Bank of Scotland, 6.70%,
                07/05/00(b)..................       342,391
    684,781   Royal Bank of Scotland, 6.85%,
                07/05/00(b)..................       684,781
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $4,962,959)....................     4,962,959
                                               ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 0.83%
$   164,571   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)..................  $    164,571
    150,000   Bear Stearns and Company, Inc.,
                Floating Rate, 7.375%(++),
                07/26/00.....................       150,000
    109,714   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)..................       109,714
  1,000,000   Morgan Stanley Dean Witter &
                Company, Inc., Floating Rate,
                7.225%(++), 10/06/00(b)......     1,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $1,424,285)........     1,424,285
                                               ------------
              TOTAL SECURITIES (Cost
              $194,101,072)..................   175,135,899
                                               ------------
              REPURCHASE AGREEMENT -- 2.06%
$ 3,554,864   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $3,556,650
                (Collateralized by Government
                National Mortgage Association
                Adjustable Rate Mortgage,
                7.125%, due 12/20/23, with a
                value of $3,732,687) (Cost
                $3,554,864)..................  $  3,554,864
                                               ------------
              Total Investments -- 103.69%
              (Cost $197,655,936)............   178,690,763
              Liabilities less other
              assets -- (3.69)%..............    (6,367,275)
                                               ------------
              NET ASSETS -- 100.00%..........  $172,323,488
                                               ============
The aggregate cost of securities for federal income tax
purposes at June 30, 2000 is $197,655,936.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation............  $  2,576,968
    Gross unrealized depreciation............   (21,542,141)
                                               ------------
    Net unrealized depreciation..............  $(18,965,173)
                                               ============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 98.72%
              ADVERTISING -- 1.42%
    293,600   Interpublic Group of
                Companies, Inc. ...........  $   12,624,800
     68,100   Omnicom Group, Inc.(a).......       6,065,156
                                             --------------
              TOTAL ADVERTISING............      18,689,956
                                             --------------
              BANKS -- 2.27%
     87,600   Bank of America Corp. .......       3,766,800
      7,000   Bank of New York Company,
                Inc. ......................         325,500
    165,500   Fifth Third Bancorp..........      10,467,875
    413,800   Firstar Corp. ...............       8,715,662
     53,500   Northern Trust Corp. ........       3,480,844
      3,300   State Street Corp. ..........         350,006
     58,900   Zions Bancorp................       2,702,956
                                             --------------
              TOTAL BANKS..................      29,809,643
                                             --------------
              BROADCAST SERVICES -- 3.32%
  1,063,800   AT&T Corp. -- Liberty Media
                Group -- Class A(c)........      25,797,150
    237,700   Clear Channel Communications,
                Inc.(a)(c).................      17,827,500
                                             --------------
              TOTAL BROADCAST SERVICES.....      43,624,650
                                             --------------
              CHEMICALS -- 0.47%
    166,400   Praxair, Inc. ...............       6,229,600
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.15%
    228,000   Apple Computer, Inc.(a)(c)...      11,941,500
     95,500   Avery Dennison Corp. ........       6,410,437
    281,400   EMC Corp.(c).................      21,650,213
    116,900   Hewlett-Packard Company(a)...      14,597,888
                                             --------------
              TOTAL COMPUTER AND OFFICE
              EQUIPMENT....................      54,600,038
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 15.12%
    196,800   America Online, Inc.(c)......      10,381,200
     96,700   BEA Systems, Inc.(c).........       4,780,606
     53,800   Brocade Communications
                Systems, Inc.(c)...........       9,871,461
    743,800   Cisco Systems, Inc.(c).......      47,277,787
     89,800   Comverse Technology,
                Inc.(a)(c).................       8,351,400
     65,500   I2 Technologies,
                Inc.(a)(c).................       6,829,397
    446,200   Microsoft Corp.(c)...........      35,696,000
    202,000   Oracle Corp.(c)..............      16,980,625
     49,600   Siebel Systems, Inc.(c)......       8,112,700

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    224,900   Sun Microsystems, Inc.(c)....  $   20,451,844
    126,100   Teradyne, Inc.(c)............       9,268,350
    138,850   Veritas Software
                Corp.(a)(c)................      15,692,216
     41,000   Yahoo!, Inc.(a)(c)...........       5,078,875
                                             --------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.....................     198,772,461
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.16%
     78,300   Avon Products, Inc. .........       3,484,350
    182,900   Colgate-Palmolive Company....      10,951,137
  1,023,500   General Electric Company.....      54,245,500
    213,600   Kimberly-Clark Corp. ........      12,255,300
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................      80,936,287
                                             --------------
              ELECTRONICS -- 1.35%
    179,000   Linear Technology Corp. .....      11,444,813
    162,000   SCI Systems, Inc.(c).........       6,348,375
                                             --------------
              TOTAL ELECTRONICS............      17,793,188
                                             --------------
              FINANCIAL SERVICES -- 5.94%
    386,900   American Express Company.....      20,167,162
    504,700   Citigroup, Inc. .............      30,408,175
     61,300   Merrill Lynch & Company,
                Inc. ......................       7,049,500
    103,400   Morgan Stanley Dean Witter &
                Company....................       8,608,050
    351,750   Schwab (Charles) Corp. ......      11,827,594
                                             --------------
              TOTAL FINANCIAL SERVICES.....      78,060,481
                                             --------------
              FOOD AND BEVERAGE -- 0.88%
     71,200   Anheuser-Busch Companies,
                Inc. ......................       5,317,750
    147,000   Sysco Corp. .................       6,192,375
                                             --------------
              TOTAL FOOD AND BEVERAGE......      11,510,125
                                             --------------
              INSURANCE -- 2.27%
    215,800   American International Group,
                Inc. ......................      25,356,500
     48,000   CIGNA Corp. .................       4,488,000
                                             --------------
              TOTAL INSURANCE..............      29,844,500
                                             --------------
              MANUFACTURING -- 5.46%
     55,400   Corning, Inc. ...............      14,951,075
     99,000   PE Corp. -- PE Biosystems
                Group......................       6,521,625

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
     82,000   Sealed Air Corp.(c)..........  $    4,294,750
    970,900   Tyco International Ltd. .....      45,996,388
                                             --------------
              TOTAL MANUFACTURING..........      71,763,838
                                             --------------
              MEDIA -- 4.67%
    235,100   Time Warner, Inc. ...........      17,867,600
    637,429   Viacom, Inc. -- Class B(c)...      43,464,690
                                             --------------
              TOTAL MEDIA..................      61,332,290
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.53%
     98,600   Baxter International,
                Inc. ......................       6,932,812
                                             --------------
              OIL AND GAS -- 5.73%
    143,200   Anadarko Petroleum
                Corp.(a)...................       7,061,550
    125,700   Apache Corp. ................       7,392,731
    435,000   Conoco, Inc. -- Class B......       9,570,000
    322,100   Enron Corp. .................      20,775,450
    235,200   Exxon-Mobil Corp. ...........      18,463,200
    196,600   Royal Dutch Petroleum
                Company....................      12,103,187
                                             --------------
              TOTAL OIL AND GAS............      75,366,118
                                             --------------
              PHARMACEUTICALS -- 8.14%
    160,100   Allergan, Inc. ..............      11,927,450
    203,200   American Home Products
                Corp. .....................      11,938,000
     88,000   Lilly (Eli) & Company........       8,789,000
    821,975   Pfizer, Inc. ................      39,454,800
    181,800   Pharmacia Corp. .............       9,396,787
    505,300   Schering-Plough Corp. .......      25,517,650
                                             --------------
              TOTAL PHARMACEUTICALS........     107,023,687
                                             --------------
              RESEARCH AND DEVELOPMENT -- 2.20%
    243,700   Amgen, Inc.(a)(c)............      17,119,925
     68,500   Genentech, Inc.(c)...........      11,782,000
                                             --------------
              TOTAL RESEARCH AND
              DEVELOPMENT..................      28,901,925
                                             --------------
              RETAIL -- 7.91%
    179,000   CVS Corp.....................       7,160,000
    223,800   Estee Lauder Companies,
                Inc. -- Class A(a).........      11,064,113
    508,400   Home Depot, Inc. ............      25,388,225
     99,200   Kohl's Corp.(c)..............       5,518,000
    239,600   RadioShack Corp. ............      11,351,050
    185,500   Target Corp. ................      10,759,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
    464,800   TJX Companies, Inc. .........  $    8,715,000
    416,400   Wal-Mart Stores, Inc. .......      23,995,050
                                             --------------
              TOTAL RETAIL.................     103,950,438
                                             --------------
              SEMICONDUCTORS -- 9.79%
    204,200   Applied Materials, Inc.(c)...      18,505,625
     28,100   Broadcom Corp.(c)............       6,152,144
    344,300   Intel Corp. .................      46,028,606
    159,800   JDS Uniphase Corp.(a)(c).....      19,156,025
    122,600   LSI Logic Corp.(a)(c)........       6,635,725
    289,600   Texas Instruments, Inc. .....      19,891,900
    149,800   Xilinx, Inc.(c)..............      12,367,863
                                             --------------
              TOTAL SEMICONDUCTORS.........     128,737,888
                                             --------------
              TELECOMMUNICATIONS -- 10.55%
    158,600   ALLTEL Corp. ................       9,823,288
     96,000   EchoStar Communications
                Corp.(a)...................       3,178,502
     72,100   General Motors Corp. -- Class
                H(c).......................       6,326,775
    260,900   Nextel Communications,
                Inc.(c)....................      15,963,819
    327,000   Nokia Corp. (ADR)............      16,329,563
    429,900   Nortel Networks Corp.(a).....      29,340,675
    296,400   Sprint Corp. (FON Group).....      15,116,400
    212,700   Sprint Corp. (PCS
                Group)(a)(c)...............      12,655,650
    137,200   Tellabs, Inc.(c).............       9,389,625
    277,900   Vodafone Airtouch PLC
                (ADR)(a)...................      11,515,481
     77,018   VoiceStream Wireless
                Corp.(a)(c)................       8,956,955
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     138,596,733
                                             --------------
              TRANSPORTATION -- 0.39%
     86,700   United Parcel Service,
                Inc. -- Class B............       5,115,300
                                             --------------
              TOTAL COMMON STOCK
              (Cost $992,520,853)..........   1,297,591,958
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 1.14%
 10,731,749   Janus Money Market Fund(b)...      10,731,749
  4,185,382   Merrimac Cash Fund -- Premium
                Class(b)...................       4,185,382
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $14,917,131).................      14,917,131
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS -- 6.17%
$ 3,315,030   Bank of Montreal, 6.59%,
                07/05/00(b)................  $    3,315,030
  5,561,012   Bank of Montreal, 6.90%,
                07/05/00(b)................       5,561,012
 13,347,403   BNP Paribas, 6.75%,
                07/05/00(b)................      13,347,403
 36,306,263   BNP Paribas, 6.75%,
                07/05/00(b)................      36,306,263
  2,481,454   Fleet National Bank, 7.125%,
                10/31/00(b)................       2,481,454
  6,673,218   Royal Bank of Scotland,
                6.70%, 07/05/00(b).........       6,673,218
 13,346,428   Royal Bank of Scotland,
                6.85%, 07/05/00(b).........      13,346,428
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $81,030,808).................      81,030,808
                                             --------------
              SHORT TERM CORPORATE NOTES -- 5.39%
 14,500,000   Bank of America, Floating
                Rate, 6.67%(++),
                03/22/01(b)................      14,500,000
  6,977,614   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)................       6,977,614
  2,000,000   Bear Stearns and Company,
                Inc., Floating Rate,
                7.375%(++), 07/26/00(b)....       2,000,000
  4,395,841   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)................       4,395,841
  5,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)................       5,000,000
 15,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b)....      15,000,000
  3,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.91%(++), 11/22/00(b).....       3,000,000
 20,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b)................      20,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
              (Cost $70,873,455)...........      70,873,455
                                             --------------
              TOTAL SECURITIES (Cost
              $1,159,342,247)..............   1,464,413,352
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENT -- 1.77%
$23,316,736   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $23,328,453,
                (Collateralized by Freddie
                Mac, Floating Rate,
                5.76%(++), due 10/15/08,
                with a value of $4,791,525
                and Freddie Mac, Floating
                Rate 7.35%(++), due
                03/15/30, with a value of
                $19,691,048) (Cost
                $23,316,736)...............  $   23,316,736
                                             --------------
              Total Investments -- 113.19%
              (Cost $1,182,658,983)........  $1,487,730,088
              Liabilities less other
              assets -- (13.19)%...........    (173,312,707)
                                             --------------
              NET ASSETS -- 100.00%........  $1,314,417,381
                                             ==============
The aggregate cost of investments for federal income tax
purposes at June 30, 2000 is $1,182,658,983.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $  344,231,937
    Gross unrealized depreciation..........     (39,160,832)
                                             --------------
    Net unrealized appreciation............  $  305,071,105
                                             ==============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing securities.
(ADR)  American Depository Receipt
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at June 30, 2000.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 97.89%
              ADVERTISING -- 1.48%
    160,000   Clear Channel Communications,
                Inc.(a)(c).................  $   12,000,000
    195,700   Interpublic Group, Inc. .....       8,415,100
                                             --------------
              TOTAL ADVERTISING............      20,415,100
                                             --------------
              BANKS -- 0.92%
    325,900   Wells Fargo & Company........      12,628,625
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 12.26%
    195,000   America Online, Inc.(c)......      10,286,250
     19,000   Check Point Software
                Technologies Ltd.(c).......       4,023,250
    900,000   Cisco Systems, Inc.(c).......      57,206,250
     25,000   Computer Sciences Corp.(c)...       1,867,187
    128,300   Electronic Arts (a)(c).......       9,357,881
    621,900   Microsoft Corp.(c)...........      49,752,000
    220,000   Oracle Corp.(c)..............      18,493,750
     48,000   VERITAS Software
                Corp.(a)(c)................       5,424,749
    101,000   Yahoo!, Inc.(c)..............      12,511,375
                                             --------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.....................     168,922,692
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 8.43%
    611,100   Dell Computer Corp.(c).......      30,134,869
    410,000   EMC Corp.(c).................      31,544,375
    277,800   Hewlett-Packard Company......      34,690,275
     40,000   International Business
                Machines Corp. ............       4,382,500
    169,000   Sun Microsystems, Inc.(c)....      15,368,438
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................     116,120,457
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.87%
    140,000   Avon Products, Inc. .........       6,230,000
    173,000   Colgate-Palmolive Company....      10,358,375
  1,027,200   General Electric Company.....      54,441,600
    660,900   Gillette Company.............      23,090,194
    275,700   Newell Rubbermaid, Inc.(a)...       7,099,275
    125,000   Procter & Gamble Company.....       7,156,250
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................     108,375,694
                                             --------------
              DEFENSE -- 0.37%
     99,000   General Dynamics Corp. ......       5,172,750
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 2.42%
    401,900   Electronic Data Systems
                Corp. .....................  $   16,578,375
    399,900   Solectron Corp.(a)(c)........      16,745,812
                                             --------------
              TOTAL ELECTRONICS............      33,324,187
                                             --------------
              FINANCE -- 2.16%
    204,000   American Express Company.....      10,633,500
    316,600   Citigroup, Inc. .............      19,075,150
                                             --------------
              TOTAL FINANCE................      29,708,650
                                             --------------
              FOOD AND BEVERAGE -- 5.22%
    110,000   Anheuser-Busch Companies,
                Inc. ......................       8,215,625
    181,100   Bestfoods....................      12,541,175
    666,600   Coca-Cola Company............      38,287,838
    291,000   Pepsico, Inc. ...............      12,931,312
                                             --------------
              TOTAL FOOD AND BEVERAGE......      71,975,950
                                             --------------
              INSURANCE -- 1.94%
    226,950   American International
                Group......................      26,666,625
                                             --------------
              LEISURE AND
                RECREATION -- 0.80%
    306,200   Marriot International --
                Class A....................      11,042,338
                                             --------------
              MANUFACTURING -- 3.12%
     49,700   Honeywell International,
                Inc. ......................       1,674,269
    178,000   PE Corp -- PE Biosystems
                Group......................      11,725,750
    625,000   Tyco International Ltd. .....      29,609,375
                                             --------------
              TOTAL MANUFACTURING..........      43,009,394
                                             --------------
              MEDIA -- 0.59%
    106,000   Time Warner, Inc.(a).........       8,056,000
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.95%
    508,900   Boston Scientific Corp.(c)...      11,163,994
    299,400   Johnson & Johnson............      30,501,375
    255,400   Medtronic, Inc. .............      12,722,112
                                             --------------
              TOTAL MEDICAL AND OTHER
              HEALTH SERVICES..............      54,387,481
                                             --------------
              OIL AND GAS -- 1.01%
    157,000   Enron Corp. .................      10,126,500
     50,000   Schlumberger Ltd. ...........       3,731,250
                                             --------------
              TOTAL OIL AND GAS............      13,857,750
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 12.41%
    556,400   Bristol-Myers Squibb
                Company....................  $   32,410,300
    170,000   Glaxo Wellcome PLC
                (ADR)(a)...................       9,828,125
    125,000   Lilly (Eli) & Company........      12,484,375
    160,000   Merck & Company, Inc. .......      12,260,000
     44,000   Millennium Pharmaceuticals,
                Inc.(a)(c).................       4,922,500
  1,565,200   Pfizer, Inc. ................      75,129,600
     15,800   Pharmacia Corp. .............         816,663
    319,600   Schering-Plough Corp. .......      16,139,800
     58,000   Sepracor, Inc.(a)(c).........       6,996,250
                                             --------------
              TOTAL PHARMACEUTICALS........     170,987,613
                                             --------------
              RESEARCH AND DEVELOPMENT -- 3.39%
    465,000   Amgen, Inc.(a)(c)............      32,666,250
     47,000   Genentech, Inc.(c)...........       8,084,000
     45,000   Human Genome Sciences,
                Inc.(a)(c).................       6,001,875
                                             --------------
              TOTAL RESEARCH AND
                DEVELOPMENT................      46,752,125
                                             --------------
              RESTAURANTS -- 1.27%
    533,100   McDonald's Corp. ............      17,558,981
                                             --------------
              RETAIL -- 6.58%
    396,800   Circuit City Group...........      13,168,800
    424,900   Costco Wholesale
                Corp.(a)(c)................      14,021,700
    149,550   Gap, Inc. ...................       4,673,438
    448,200   Home Depot, Inc. ............      22,381,987
    225,000   Nike, Inc. -- Class B........       8,957,813
    108,000   Safeway, Inc.(c).............       4,873,500
    110,000   Target Corp. ................       6,380,000
    282,000   Wal-Mart Stores, Inc. .......      16,250,250
                                             --------------
              TOTAL RETAIL.................      90,707,488
                                             --------------
              SEMICONDUCTORS -- 8.23%
     65,000   Applied Materials, Inc.(c)...       5,890,625
    414,100   Intel Corp...................      55,359,994
    213,000   JDS Uniphase Corp.(a)(c).....      25,533,375
    102,000   STMicroelectronics N.V.(a)...       6,547,125
     90,000   Texas Instruments, Inc. .....       6,181,875
    169,000   Xilinx, Inc.(c)..............      13,953,062
                                             --------------
              TOTAL SEMICONDUCTORS.........     113,466,056
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 13.47%
    265,000   Ericsson (LM) Telephone
                Company (ADR)..............  $    5,300,000
     64,000   GTE Corp. ...................       3,984,000
    560,700   Lucent Technologies(a).......      33,221,475
    351,900   Motorola, Inc.(a)............      10,227,094
    158,000   Nextel Communications,
                Inc. -- Class A(c).........       9,667,625
    536,000   Nokia Corp. (ADR)............      26,766,500
    170,000   Nortel Networks Corp.(a).....      11,602,500
    105,000   QUALCOMM, Inc.(a)(c).........       6,300,000
    288,000   Qwest Communications
                International,
                Inc.(a)(c).................      14,310,000
    140,000   SBC Communications, Inc. ....       6,055,000
    229,400   Tellabs, Inc.(c).............      15,699,562
    165,000   Vodafone AirTouch PLC
                (ADR)(a)...................       6,837,187
    777,650   WorldCom, Inc.(c)............      35,674,694
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     185,645,637
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,028,734,028)........   1,348,781,593
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.88%
  8,719,555   Janus Money Market Fund(b)...       8,719,555
  3,400,625   Merrimac Cash Fund -- Premium
                Class(b)...................       3,400,625
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES(Cost $12,120,180)        12,120,180
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 4.81%
$ 4,270,386   Bank of Montreal, 6.59%,
                07/05/00(b)................       4,270,386
  4,549,619   Bank of Montreal, 6.90%,
                07/05/00(b)................       4,549,619
 15,981,321   BNP Paribas, 6.75%,
                07/05/00(b)................      15,981,321
 19,848,495   BNP Paribas, 6.75%,
                07/05/00(b)................      19,848,495
  5,205,942   Fleet National Bank, 7.125%,
                10/31/00(b)................       5,205,942
  5,459,544   Royal Bank of Scotland,
                6.70%, 07/05/00(b).........       5,459,544
 10,919,086   Royal Bank of Scotland,
                6.85%, 07/05/00(b).........      10,919,086
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $66,234,393).................      66,234,393
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 4.18%
$ 8,000,000   Bank of America, Floating
                Rate, 6.67%(++),
                03/22/01(b)................  $    8,000,000
  6,153,604   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)................       6,153,604
  1,000,000   Bear Stearns and Company,
                Inc., Floating Rate,
                7.375%(++), 07/26/00(b)....       1,000,000
  3,487,821   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)................       3,487,821
 10,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)................      10,000,000
  5,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b)....       5,000,000
  7,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.91%(++), 11/22/00(b).....       7,000,000
 17,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b)................      17,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $57,641,425).....      57,641,425
                                             --------------
              TOTAL SECURITIES (Cost
              $1,164,730,026)..............   1,484,777,591
                                             --------------
              REPURCHASE AGREEMENTS --2.17%
  2,741,622   With Investors Bank & Trust,
                dated 06/30/00, 5.67%, due
                07/03/00, repurchase
                proceeds at maturity
                $2,742,918 (Collateralized
                by U.S. Treasury Notes,
                5.75%, due 11/15/00, with a
                value of $2,796,418).......       2,741,622
  9,536,000   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $9,540,792 (Collateralized
                by Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                6.75%, due 07/20/24, with a
                value of $10,013,038)......       9,536,000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS
                (CONTINUED)
$17,566,372   With Investors Bank & Trust,
                dated 06/30/00, 5.67%, due
                07/03/00, repurchase
                proceeds at maturity
                $17,574,672 (Collateralized
                by U.S. Treasury Notes,
                5.75%, due 11/15/00, with a
                value of $17,943,795)......  $   17,566,372
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $29,843,994)                 29,843,994
                                             --------------
              Total Investments -- 109.93%
              (Cost $1,194,574,020)........   1,514,621,585
              Liabilities less other
              assets -- (9.93)%............    (136,781,349)
                                             --------------
              NET ASSETS -- 100.00%........  $1,377,840,236
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2000, is $1,194,574,020.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $363,618,843
    Gross unrealized depreciation..........   (43,571,279)
                                             ------------
    Net unrealized appreciation............  $320,047,565
                                             ============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR)  American Depository Receipts.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 95.26%
              ADVERTISING -- 0.24%
     42,300   TMP Worldwide, Inc.(c).......  $    3,122,269
                                             --------------
              AEROSPACE -- 0.20%
    219,900   AAR Corp. ...................       2,638,800
                                             --------------
              AGRICULTURE -- 0.28%
    145,400   Delta and Pine Land
                Company....................       3,644,087
                                             --------------
              AUTOMOTIVE SERVICES -- 0.10%
    171,500   CSK Auto Corp.(c)............       1,296,969
                                             --------------
              BANKS -- 2.93%
    128,160   CCB Financial Corp. .........       4,741,920
    246,503   Charter One Financials,
                Inc. ......................       5,669,569
    138,160   First Washington Bancorp,
                Inc. ......................       1,925,605
    149,800   Golden State Bancorp,
                Inc.(c)....................       2,696,400
    790,000   Hibernia Corporation -- Class
                A..........................       8,591,250
    248,010   Hudson United Bancorp........       5,564,724
    325,000   Peoples Bank.................       5,971,875
    145,400   Sterling Financial
                Corp.(c)...................       1,672,100
     73,304   Summit Bancorp...............       1,805,111
                                             --------------
              TOTAL BANKS..................      38,638,554
                                             --------------
              BUSINESS SERVICES -- 2.49%
    204,800   ABM Industries, Inc. ........       4,710,400
    349,200   AHL Services, Inc.(a)(c).....       2,138,850
     64,350   Diamond Technology Partners,
                Inc.(c)....................       5,662,800
     57,500   eBenX, Inc.(c)...............       1,218,281
    303,333   Encompass Service Corp.(c)...       1,744,165
     58,100   Hall, Kinion & Associates,
                Inc.(c)....................       1,935,456
    171,900   Manpower, Inc. ..............       5,500,800
    235,000   MPW Industrial Services
                Group, Inc.(c).............       1,821,250
     80,900   On Assignment, Inc.(c).......       2,467,450
    394,500   Protection One, Inc.(c)......         862,969
    121,200   RCM Technologies, Inc.(c)....         893,850
    100,000   Reynolds & Reynolds
                Company -- Class A.........       1,825,000
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,976,250
                                             --------------
              TOTAL BUSINESS SERVICES......      32,757,521
                                             --------------
              COMMERCIAL SERVICES -- 1.62%
    115,200   Central Parking Corp.(a).....       2,728,800
    255,800   Coinmach Laundry
                Corp.(a)(c)................       3,629,162

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
    187,800   F.Y.I., Inc.(c)..............  $    6,326,513
    207,600   Marketing Specialists
                Corp.(c)...................         363,300
     76,100   MemberWorks, Inc.(c).........       2,558,863
    180,261   NOVA Corp.(c)................       5,036,042
    104,200   Student Advantage, Inc.(c)...         761,963
                                             --------------
              TOTAL COMMERCIAL SERVICES....      21,404,643
                                             --------------
              COMMUNICATIONS -- 3.22%
    140,400   Adelphia Communications
                Corp. -- Class A(a)(c).....       6,581,250
     82,000   American Tower Corp. -- Class
                A(a)(c)....................       3,418,375
     83,700   Citadel Communications
                Corp.(c)...................       2,924,269
    519,400   Emmis Communications Corp. --
                Class A(c).................      21,490,175
    213,100   Insight Communications
                Company, Inc.(c)...........       3,329,688
    211,797   Saga Communications, Inc. --
                Class A(c).................       4,659,534
                                             --------------
              TOTAL COMMUNICATIONS.........      42,403,291
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 5.35%
    146,400   Adaptive Broadband
                Corp.(c)...................       5,380,200
    188,100   Advanced Fibre
                Communications, Inc.(c)....       8,523,281
     26,950   ANADIGICS, Inc.(a)(c)........         917,984
     34,050   Anaren Microwave, Inc.(c)....       4,468,531
    195,300   Aware, Inc.(c)...............       9,984,713
    192,800   Com21, Inc.(c)...............       4,820,000
    267,600   Comdial Corp.(c).............       1,187,475
     74,400   Copper Mountain Networks,
                Inc.(a)(c).................       6,556,500
    141,100   Digital Microwave Corp.(c)...       5,379,438
    184,700   Inter-Tel, Inc. .............       2,966,744
     74,500   Powerwave Technologies,
                Inc.(c)....................       3,278,000
     94,800   REMEC, Inc.(c)...............       3,969,750
     86,900   Terayon Communication
                Systems, Inc.(a)(c)........       5,581,969
    100,600   Tut Systems, Inc.(c).........       5,771,925
    109,700   Westell Technologies, Inc. --
                Class A(c).................       1,645,500
                                             --------------
              TOTAL COMMUNICATIONS
              EQUIPMENT....................      70,432,010
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT -- 1.43%
    331,800   Cabletron Systems, Inc.(c)...  $    8,377,950
    200,900   Concurrent Computer
                Corp.(c)...................       2,636,813
    152,600   Cybex Computer Products
                Corp.(c)...................       6,561,800
     18,500   InFocus Corp.(c).............         595,469
    114,400   T/R Systems, Inc.(c).........         729,300
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      18,901,332
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 10.17%
    194,900   Activision, Inc.(a)(c).......       1,266,850
    140,800   Advent Software, Inc.(c).....       9,081,600
    105,100   American Management Systems,
                Inc.(c)....................       3,450,233
    252,200   Digital Island, Inc.(a)(c)...      12,263,225
    114,900   Exchange Applications,
                Inc.(c)....................       3,059,212
    207,150   InterCept Group, Inc.(c).....       3,521,550
    179,270   Iron Mountain, Inc.(c).......       6,095,180
     90,200   Manugistics Group, Inc.(c)...       4,216,850
    214,800   MedicaLogic/Medscape,
                Inc.(a)(c).................       1,986,900
     70,700   MICROS Systems, Inc.(c)......       1,312,369
     77,600   Multex.com, Inc.(c)..........       1,954,550
    260,900   NBC Internet, Inc. -- Class
                A(a)(c)....................       3,261,250
     37,750   Netegrity, Inc.(c)...........       2,843,047
     38,700   NetSolve, Inc.(c)............       1,006,200
    788,700   Parametric Technology
                Corp.(c)...................       8,675,700
    107,700   Peregrine Systems, Inc.(c)...       3,735,844
    148,700   Pilot Network Services,
                Inc.(c)....................       2,211,912
    126,600   Pinnacle Holdings, Inc.(c)...       6,836,400
    200,000   Policy Management Systems
                Corp.(c)...................       3,075,000
     87,800   QRS Corp.(c).................       2,156,587
    226,400   RSA Security, Inc.(c)........      15,678,200
     81,000   RadiSys Corp.(c).............       4,596,750
    267,800   Rational Software
                Corp.(a)(c)................      24,888,662
    115,524   SeaChange International,
                Inc.(c)....................       3,335,756
     78,200   Titan Corp.(c)...............       3,499,450
                                             --------------
              TOTAL COMPUTER AND SOFTWARE
              SERVICES.....................     134,009,277
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.18%
     90,200   Chemed Corp. ................       2,542,512
     59,350   Hughes Supply, Inc. .........       1,172,163

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
    253,500   Michael Baker Corp.(c).......  $    1,647,750
     74,650   Shaw Group, Inc.(c)..........       3,517,881
    234,600   U.S. Aggregates, Inc. .......       4,252,125
    198,075   Watsco, Inc. ................       2,475,937
                                             --------------
              TOTAL CONSTRUCTION SERVICES
              AND SUPPLIES.................      15,608,368
                                             --------------
              CONSUMER GOODS AND SERVICES -- 0.35%
    329,800   Carriage Services, Inc.(c)...       1,113,075
    100,800   Fossil, Inc.(c)..............       1,959,300
    271,900   Helen of Troy Ltd.(c)........       1,520,954
     25,000   Pameco Corp.(c)..............          64,062
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................       4,657,391
                                             --------------
              EDUCATION -- 1.10%
     93,000   Bright Horizons Family
                Solutions, Inc.(c).........       1,987,875
     77,200   Career Education Corp.(c)....       3,744,200
    145,300   Childrens Comprehensive
                Services, Inc.(c)..........         444,981
    471,765   ITT Educational Services,
                Inc.(c)....................       8,285,373
                                             --------------
              TOTAL EDUCATION..............      14,462,429
                                             --------------
              ELECTRONICS -- 2.84%
    111,350   ACT Manufacturing,
                Inc.(a)(c).................       5,170,816
     46,600   Nanometrics, Inc.(c).........       1,919,338
    157,200   Power Integrations,
                Inc.(c)....................       3,704,025
    210,000   Rogers Corp.(c)..............       7,350,000
    100,000   Sawtek, Inc.(a)(c)...........       5,756,250
    309,300   Sensormatic Electronics
                Corp.(c)...................       4,890,806
    450,000   Thomas & Betts Corp. ........       8,606,250
                                             --------------
              TOTAL ELECTRONICS............      37,397,485
                                             --------------
              ENGINEERING -- 0.23%
    212,600   URS Corp.(c).................       2,976,400
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.33%
    362,520   Allied Waste Industries,
                Inc.(c)....................       3,625,200
    217,200   Capital Environmental
                Resource, Inc.(c)..........         733,050
    341,700   Casella Waste Systems,
                Inc. -- Class A(c).........       3,673,275

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES (CONTINUED)
    354,100   Waste Connections, Inc.(c)...  $    6,993,475
    235,500   Waste Industries,
                Inc.(a)(c).................       2,531,625
                                             --------------
              TOTAL ENVIRONMENTAL
              MANAGEMENT SERVICES..........      17,556,625
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 1.04%
    218,000   Aaron Rents, Inc. -- Class
                B..........................       2,738,625
    140,000   Amplicon, Inc. ..............       1,330,000
    152,700   Electro Rent Corp.(c)........       1,870,575
    157,500   Rent-Way, Inc.(c)............       4,597,031
     79,000   XTRA Corp.(c)................       3,115,563
                                             --------------
              TOTAL EQUIPMENT RENTAL AND
              LEASING......................      13,651,794
                                             --------------
              FINANCE -- 1.19%
    397,290   Allied Capital Corp. ........       6,753,930
    191,010   Metris Companies, Inc. ......       4,799,126
    180,400   NCO Group, Inc.(c)...........       4,171,750
                                             --------------
              TOTAL FINANCE................      15,724,806
                                             --------------
              FOOD AND BEVERAGE -- 0.13%
     70,700   Glacier Water Services,
                Inc.(a)(c).................         839,563
     91,100   Sylvan, Inc.(c)..............         842,675
                                             --------------
              TOTAL FOOD AND BEVERAGE......       1,682,238
                                             --------------
              INDUSTRIAL AUTOMATION -- 0.14%
     28,400   PRI Automation, Inc.(c)......       1,857,093
                                             --------------
              INSURANCE -- 0.53%
     54,500   Annuity and Life Re
                (Holdings) Ltd. ...........       1,335,250
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       2,779,200
    169,100   Penn Treaty American
                Corp.(a)(c)................       2,874,700
                                             --------------
              TOTAL INSURANCE..............       6,989,150
                                             --------------
              LEISURE AND RECREATION -- 1.46%
    153,500   American Coin Merchandising,
                Inc.(c)....................         383,750
    154,400   Argosy Gaming Company(c).....       2,219,500
    259,600   Isle of Capri Casinos,
                Inc.(c)....................       3,520,825
    195,000   MGM Grand, Inc.(a)(c)........       6,264,375
    145,700   Pinnacle Entertainment,
                Inc. ......................       2,832,044
    161,000   Station Casinos, Inc.(c).....       4,025,000
                                             --------------
              TOTAL LEISURE AND
              RECREATION...................      19,245,494
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MACHINERY -- 0.19%
    207,600   JLG Industries, Inc. ........  $    2,465,250
                                             --------------
              MANUFACTURING -- 3.73%
     60,100   Applied Films Corp.(c).......       2,201,162
    613,300   C&D Technologies, Inc. ......      34,651,450
    214,800   Checkpoint Systems,
                Inc.(c)....................       1,611,000
    139,800   Lydall, Inc.(c)..............       1,485,375
     30,000   Newport Corp. ...............       3,221,250
    151,300   Rock of Ages Corp. -- Class
                A(c).......................         747,044
    104,000   Trex Company, Inc.(c)........       5,200,000
                                             --------------
              TOTAL MANUFACTURING..........      49,117,281
                                             --------------
              MEDIA AND ENTERTAINMENT -- 3.29%
    108,000   Acme Communications,
                Inc.(c)....................       1,971,000
    168,200   Beasley Broadcast Group,
                Inc. -- Class A(c).........       2,291,725
    322,200   Classic Communications,
                Inc. -- Class A(c).........       2,879,663
    227,700   Granite Broadcasting
                Corp.(c)...................       1,679,287
    126,450   Gray Communications Systems,
                Inc. -- Class B............       1,232,888
     35,500   Liberty Digital, Inc. --
                Class A(c).................       1,065,000
    113,400   Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(a)(c)....................       2,494,800
    257,500   Mediacom Communications
                Corp. -- Class A(c)........       3,959,062
    470,000   Metro-Goldwyn-Mayer,
                Inc.(a)(c).................      12,278,750
    162,800   Pegasus Communications
                Corp. -- Class A(a)(c).....       7,987,375
    256,800   Salem Communications Corp. --
                Class A(c).................       2,383,438
    151,300   Spanish Broadcasting Systems,
                Inc. -- Class A(c).........       3,111,106
                                             --------------
              TOTAL MEDIA AND
              ENTERTAINMENT................      43,334,094
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.39%
     60,000   Accredo Health, Inc.(c)......       2,073,750
    220,500   American Retirement
                Corp.(a)(c)................       1,226,531
    233,000   Brookdale Living Communities,
                Inc.(c)....................       3,378,500
    231,500   Caredata.com, Inc.(c)........         390,656
     72,200   Genzyme Transgenics
                Corp.(c)...................       1,958,425

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
    100,000   Health Management Associates,
                Inc.(c)....................  $    1,306,250
  1,114,800   HEALTHSOUTH Corp.(c).........       8,012,625
    176,400   Horizon Health Corp.(c)......         992,250
    650,000   IMS Health, Inc.(a)..........      11,700,000
     99,700   Lifeline Systems, Inc.(c)....       1,395,800
    250,000   Lincare Holdings, Inc.(c)....       6,156,250
     33,709   MedQuist, Inc.(a)(c).........       1,146,092
    260,040   Morrison Management
                Specialists, Inc. .........       7,329,877
    106,600   National Dentex Corp.(c).....       1,798,875
    312,200   OrthAlliance, Inc. -- Class
                A(a)(c)....................       1,873,200
    270,500   Orthodontic Centers of
                America, Inc.(c)...........       6,120,062
    257,700   Prime Medical Services,
                Inc.(c)....................       1,997,175
    112,000   Province Healthcare
                Company(c).................       4,046,000
    698,000   Quorum Health Group,
                Inc.(c)....................       7,198,125
    129,934   Renal Care Group, Inc.(c)....       3,177,289
    331,600   Res-Care, Inc.(a)(c).........       1,782,350
    226,400   Shared Medical Systems
                Corp. .....................      16,513,050
    101,200   Sunrise Assisted Living,
                Inc.(c)....................       1,872,200
    175,000   Triad Hospitals, Inc.(c).....       4,232,813
    194,400   Universal Health Services,
                Inc. -- Class B(c).........      12,830,400
                                             --------------
              TOTAL MEDICAL AND OTHER
              HEALTH SERVICES..............     110,508,545
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.88%
     31,800   Candela Corp.(c).............         290,175
    129,000   Closure Medical
                Corp.(a)(c)................       2,967,000
     92,300   Cytyc Corp.(c)...............       4,926,513
    101,500   Molecular Devices Corp.(c)...       7,022,531
    285,000   Owens & Minor, Inc. .........       4,898,437
     94,500   Zoll Medical Corp.(c)........       4,630,500
                                             --------------
              TOTAL MEDICAL EQUIPMENT AND
              SUPPLIES.....................      24,735,156
                                             --------------
              METALS AND MINING -- 0.18%
    141,900   Wolverine Tube, Inc.(c)......       2,412,300
                                             --------------
              MOTOR VEHICLES -- 0.17%
     64,250   Oshkosh Truck Corp. .........       2,296,938
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS -- 5.76%
    266,700   Berry Petroleum Company......  $    4,533,900
    260,000   Cabot Oil & Gas Corp. --
                Class A....................       5,508,750
     71,600   Devon Energy Corp.(a)........       4,023,025
    150,000   EOG Resources Inc. ..........       5,025,000
    195,400   Global Industries Ltd.(c)....       3,688,175
    342,800   Grant Prideco, Inc.(c).......       8,570,000
    374,300   Marine Drilling Companies,
                Inc.(c)....................      10,480,400
    385,000   Pride International,
                Inc.(c)....................       9,528,750
    330,000   Rowan Companies, Inc.(c).....      10,023,750
     50,000   Santa Fe Snyder Corp.(c).....         568,750
    158,200   Syntroleum Corp.(c)..........       2,709,175
    216,700   Tosco Corp. .................       6,135,319
    125,000   UTI Energy Corp.(c)..........       5,015,625
                                             --------------
              TOTAL OIL AND GAS............      75,810,619
                                             --------------
              PHARMACEUTICALS -- 3.62%
     70,400   Alkermes, Inc.(a)(c).........       3,317,600
    212,500   Bindley Western Industries,
                Inc. ......................       5,617,969
    135,000   Celgene Corp.(c).............       7,948,125
     23,700   Inhale Therapeutic Systems,
                Inc.(a)(c).................       2,404,811
    131,700   Jones Pharma, Inc. ..........       5,259,769
    125,900   Medicis Pharmaceutical
                Corp. -- Class A(c)........       7,176,300
     81,200   Noven Pharmaceuticals,
                Inc.(c)....................       2,441,075
    181,000   Priority Healthcare Corp. --
                Class B(c).................      13,450,563
                                             --------------
              TOTAL PHARMACEUTICALS........      47,616,212
                                             --------------
              PUBLISHING -- 0.78%
    171,000   Houghton Mifflin Company.....       7,983,562
    101,700   John Wiley & Sons, Inc. --
                Class A....................       2,288,250
                                             --------------
              TOTAL PUBLISHING.............      10,271,812
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.20%
     76,500   Alexandria Real Estate
                Equities, Inc. ............       2,624,906
    144,069   Chateau Communities, Inc. ...       4,069,949
    246,800   Equity Inns, Inc. ...........       1,511,650
     79,200   Health Care Property
                Investors, Inc. ...........       2,158,200

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     97,900   Sovran Self Storage, Inc. ...  $    2,098,731
     99,600   Sun Communities, Inc. .......       3,330,375
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      15,793,811
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.45%
     90,100   Albany Molecular Research,
                Inc.(c)....................       4,904,819
     28,200   CuraGen Corp.(a)(c)..........       1,073,362
                                             --------------
              TOTAL RESEARCH AND
              DEVELOPMENT..................       5,978,181
                                             --------------
              RESTAURANTS -- 2.23%
    110,000   Applebees International,
                Inc. ......................       3,334,375
    157,800   Benihana, Inc. -- Class
                A(c).......................       2,110,575
    136,500   CEC Entertainment, Inc.(c)...       3,497,813
    131,700   Outback Steakhouse,
                Inc.(a)(c).................       3,852,225
     39,500   P.F. Chang's China Bistro,
                Inc.(c)....................       1,261,531
    116,800   Rare Hospitality
                International, Inc.(c).....       3,299,600
    953,200   Ruby Tuesday, Inc. ..........      11,974,575
                                             --------------
              TOTAL RESTAURANTS............      29,330,694
                                             --------------
              RETAIL -- 3.30%
    241,800   Blue Rhino Corp.(a)(c).......       1,949,512
    456,850   Consolidated Stores
                Corp.(c)...................       5,482,200
     68,825   Cost Plus, Inc.(c)...........       1,974,417
    276,900   Duane Reade, Inc.(a)(c)......       7,130,175
    188,200   Duckwall -- Alco Stores,
                Inc.(c)....................       1,552,650
     81,700   First Cash, Inc.(c)..........         275,737
    212,400   Fred's, Inc. ................       3,823,200
     98,600   Hibbet Sporting Goods,
                Inc.(c)....................       2,317,100
    119,100   Hot Topic, Inc.(a)(c)........       3,811,200
     86,700   Michael Anthony Jewelers,
                Inc.(c)....................         238,425
     66,500   MSC Industrial Direct
                Company -- Class A(c)......       1,392,344
     56,850   PC Connection, Inc.(a)(c)....       3,240,450
    300,000   Ross Stores, Inc. ...........       5,118,750
     78,900   SCP Pool Corp.(c)............       1,854,150
    294,600   Shop At Home, Inc.(a)(c).....       1,376,342
     85,500   The Men's Wearhouse,
                Inc.(c)....................       1,907,719
                                             --------------
              TOTAL RETAIL.................      43,444,371
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.59%
    152,950   Optimal Robotics Corp.(c)....  $    5,869,456
     25,000   Photon Dynamics, Inc.(c).....       1,867,188
                                             --------------
              TOTAL SCIENTIFIC AND
              TECHNICAL INSTRUMENTS........       7,736,644
                                             --------------
              SECURITY -- 0.24%
    252,700   Burns International Services
                Corp.(c)...................       3,158,750
                                             --------------
              SEMICONDUCTORS -- 12.13%
    107,900   Actel Corp.(c)...............       4,922,938
    571,800   Alpha Industries, Inc.(c)....      25,194,938
    119,000   American Xtal Technology,
                Inc.(c)....................       5,146,750
    139,300   Asyst Technologies,
                Inc.(c)....................       4,771,025
     38,900   ATMI, Inc.(c)................       1,808,850
     50,000   Brooks Automation, Inc.(c)...       3,196,875
    125,200   Cree, Inc.(c)................      16,714,200
    116,000   DuPont Photomasks, Inc.(c)...       7,946,000
    150,000   Fairchild International,
                Inc. -- Class A(c).........       6,075,000
    262,900   Integrated Device Technology,
                Inc.(c)....................      15,741,138
    357,600   LTX Corp.(c).................      12,493,650
    125,000   National Semiconductor
                Corp.(c)...................       7,093,750
     62,500   NETsilicon, Inc.(c)..........       2,046,875
    144,300   Oak Technology, Inc.(c)......       3,111,469
     80,700   Pericom Semiconductor
                Corp.(c)...................       5,487,600
    252,100   PLX Technology, Inc.(c)......      10,462,150
     29,800   QLogic Corp.(c)..............       1,968,663
     92,000   Sage, Inc.(c)................       1,190,250
     69,000   TranSwitch Corp.(c)..........       5,325,937
     85,400   TriQuint Semiconductor,
                Inc.(c)....................       8,171,712
    138,200   Varian Semiconductor
                Equipment Associates,
                Inc.(c)....................       8,680,688
     32,850   Zoran Corp.(a)(c)............       2,166,047
                                             --------------
              TOTAL SEMICONDUCTORS.........     159,716,505
                                             --------------
              TELECOMMUNICATIONS -- 4.21%
    208,300   Alaska Communications System
                Holdings, Inc.(c)..........       2,161,112
    288,600   Boston Communications Group,
                Inc. ......................       4,040,400
     82,400   Caprock Communications
                Corp.(c)...................       1,606,800

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    108,600   CFW Communications Company...  $    4,072,500
    238,727   Davel Communications,
                Inc.(c)....................          82,074
    160,000   Dobson Communications
                Corp. -- Class A...........       3,080,000
    243,100   ICG Communications,
                Inc.(a)(c).................       5,363,394
     71,400   Intermedia Communications,
                Inc.(a)(c).................       2,124,150
    135,600   Leap Wireless International,
                Inc.(c)....................       6,373,200
     22,100   MDSI Mobile Data Solutions,
                Inc.(c)....................         508,300
    227,200   Metro One Telecommunications,
                Inc.(c)....................       2,854,200
    127,800   P-Com, Inc.(c)...............         726,863
    199,730   Price Communications
                Corp.(c)...................       4,706,138
    106,100   Primus Telecommunications
                Group, Inc.(a)(c)..........       2,639,237
    109,700   Rural Cellular Corp. -- Class
                A(c).......................       8,398,906
    231,100   Somera Communications,
                Inc.(c)....................       3,148,737
     75,500   Startec Global Communications
                Corp.(c)...................         806,906
     50,000   Western Wireless Corp. --
                Class A(c).................       2,725,000
                                             --------------
              TOTAL TELECOMMUNICATIONS.....      55,417,917
                                             --------------
              TRANSPORT SERVICES -- 0.07%
      4,000   Petroleum Helicopters, Inc.
                (Voting)...................          38,000
     96,200   Petroleum Helicopters, Inc.
                (Non-Voting)...............         925,925
                                             --------------
              TOTAL TRANSPORT SERVICES.....         963,925
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.58%
    430,000   Airborne Freight Corp. ......       8,143,125
    332,200   Circle International Group,
                Inc. ......................       8,346,525
    148,700   CNF Transportation, Inc. ....       3,382,925
    114,000   Forward Air Corp.(a)(c)......       4,560,000
    232,374   Fritz Companies, Inc.(c).....       2,396,357
    424,427   Pittston Brink's Group.......       5,809,345
     65,000   Sea Containers Ltd. .........       1,373,125
                                             --------------
              TOTAL TRANSPORTATION:
              FREIGHT......................      34,011,402
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: ELECTRIC -- 0.72%
    850,000   El Paso Electric
                Company(c).................  $    9,509,375
                                             --------------
              TOTAL COMMON STOCK (Cost
              $988,174,686)................   1,254,687,808
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.74%
  7,066,275   Janus Money Market Fund(b)...       7,066,275
  2,755,848   Merrimac Cash Fund -- Premium
                Class(b)...................       2,755,848
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $9,822,123)..................       9,822,123
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.83%
$ 1,838,875   Bank of Montreal, 6.59%,
                07/05/00(b)................       1,838,875
  3,615,527   Bank of Montreal, 6.90%,
                07/05/00(b)................       3,615,527
  6,630,629   BNP Paribas, 6.75%,
                07/05/00(b)................       6,630,629
 13,673,156   BNP Paribas, 6.75%,
                07/05/00(b)................      13,673,156
  9,992,708   Fleet National Bank, 7.125%,
                10/31/00(b)................       9,992,708
  5,975,944   Royal Bank of Scotland,
                6.70%, 07/05/00(b).........       5,975,944
  8,677,265   Royal Bank of Scotland,
                6.85%, 07/05/00(b).........       8,677,265
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $50,404,104).................      50,404,104
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.71%
  8,000,000   Bank of America, Floating
                Rate, 6.67%(++),
                03/22/01(b)................       8,000,000
  3,446,267   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)................       3,446,267
  5,000,000   Bear Stearns and Company,
                Inc., Floating Rate,
                7.375%(++), 07/26/00(b)....       5,000,000
  2,446,734   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)................       2,446,734
 12,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)................      12,000,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$10,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b)....  $   10,000,000
  8,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b)................       8,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $48,893,001).....      48,893,001
                                             --------------
              TOTAL SECURITIES
              (Cost $1,097,293,914)........   1,363,807,036
                                             --------------
              REPURCHASE AGREEMENTS -- 4.39%
  8,297,584   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity,
                $8,301,753 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 7.323%, due
                09/01/26, with a value of
                $8,712,719)................       8,297,584
  9,903,128   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity,
                $9,908,105 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 5.978%, due
                09/01/29, with a value of
                $10,398,538)...............       9,903,128
 18,363,203   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $18,372,431 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 7.621%, due
                10/01/24, with a value of
                $3,291,920 and Fannie Mae,
                6.50%, due 04/25/29, with a
                value of $15,989,503)......      18,363,203

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$21,198,378   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase
                proceeds at maturity
                $21,209,030 (Collateralized
                by Fannie Mae, 5.77%, due
                08/25/22, with a value of
                $17,430,472 and Ginnie Mae
                Adjustable Rate Mortgage,
                6.375%, due 06/20/26, with
                a value of $4,827,833).....  $   21,198,378
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $57,762,293)...........      57,762,293
                                             --------------
              Total Investments -- 107.93%
              (Cost $1,155,056,207)........   1,421,569,329
              Liabilities less other
              assets -- (7.93)%............    (104,451,675)
                                             --------------
              NET ASSETS -- 100.00%........  $1,317,117,654
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2000, is $1,155,056,207.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation.........  $ 388,328,065
    Gross unrealized depreciation.........   (121,814,943)
                                            -------------
    Net unrealized appreciation...........  $ 266,513,122
                                            =============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 97.31%
              ADVERTISING -- 0.98%
    100,000   Interpublic Group of Companies,
                Inc. ........................  $  4,300,000
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 2.37%
    210,000   Powerwave Technologies,
                Inc.(c)......................     9,240,000
     20,500   QUALCOMM, Inc.(a)(c)...........     1,230,000
                                               ------------
              TOTAL COMMUNICATIONS
              EQUIPMENT......................    10,470,000
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.67%
     80,920   Sun Microsystems, Inc.(c)......     7,358,662
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.93%
     31,500   America Online, Inc.(c)........     1,661,625
    124,000   Cisco Systems, Inc.(c).........     7,881,750
     50,000   Check Point Software
                Technologies Ltd.(a)(c)......    10,587,500
    160,000   Entrust Technologies,
                Inc.(c)......................    13,240,000
    100,000   Exodus Communications,
                Inc.(a)(c)...................     4,606,250
      3,100   MarchFirst, Inc.(c)............        56,575
     62,000   Siebel Systems, Inc.(a)(c).....    10,140,875
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................    48,174,575
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.86%
    154,500   General Electric Company.......     8,188,500
                                               ------------
              ELECTRONICS -- 3.09%
     93,000   Sanmina Corp.(c)...............     7,951,500
    150,000   Vishay Intertechnology,
                Inc.(c)......................     5,690,625
                                               ------------
              TOTAL ELECTRONICS..............    13,642,125
                                               ------------
              FOOD AND BEVERAGE -- 2.85%
     60,000   Anheuser-Busch Companies,
                Inc. ........................     4,481,250
    220,000   Hain Celestial Group,
                Inc.(c)......................     8,071,250
                                               ------------
              TOTAL FOOD AND BEVERAGE........    12,552,500
                                               ------------
              FINANCIAL SERVICES -- 0.94%
     79,500   American Express Company.......     4,143,938
                                               ------------
              INSURANCE -- 1.37%
     51,500   American International Group...     6,051,250
                                               ------------
              MANUFACTURING -- 3.47%
     56,750   Corning, Inc. .................    15,315,406
                                               ------------
              MEDIA -- 5.76%
     60,000   AMFM, Inc.(c)..................     4,140,000
    400,000   AT & T Corp.-Liberty Media
                Group -- Class A(c)..........     9,700,000

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDIA (CONTINUED)
     51,500   Clear Channel
                Communications(a)(c).........  $  3,862,500
    190,000   Comcast Corp. -- Class A
                (Special)....................     7,695,000
                                               ------------
              TOTAL MEDIA....................    25,397,500
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.03%
    148,995   MedQuist, Inc.(c)..............     5,065,830
     77,500   Medtronic, Inc. ...............     3,860,469
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................     8,926,299
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.51%
    125,000   ArthroCare Corp.(c)............     6,656,250
                                               ------------
              OIL AND GAS -- 3.64%
     65,000   Dynegy, Inc. ..................     4,440,313
     30,000   Enron Corp. ...................     1,935,000
    280,000   Kinder Morgan, Inc. ...........     9,677,500
                                               ------------
              TOTAL OIL & GAS................    16,052,813
                                               ------------
              PHARMACEUTICALS -- 18.39%
     73,400   Cardinal Health, Inc. .........     5,431,600
    350,000   IVAX Corp.(a)(c)...............    14,525,000
    116,250   Jones Pharma, Inc. ............     4,642,734
    427,500   King Pharmaceuticals,
                Inc.(a)(c)...................    18,756,563
    255,000   Maxim Pharmaceuticals,
                Inc.(a)(c)...................    13,100,625
    105,000   MedImmune, Inc.(c).............     7,770,000
    227,369   Pfizer, Inc. ..................    10,913,700
     80,000   Priority Healthcare Corp. --
                Class B(c)...................     5,945,000
                                               ------------
              TOTAL PHARMACEUTICALS..........    81,085,222
                                               ------------
              RETAIL -- 1.42%
    125,000   Home Depot, Inc. ..............     6,242,187
                                               ------------
              SCIENTIFIC EQUIPMENT -- 5.55%
    260,000   Varian, Inc.(c)................    11,992,500
    100,000   Waters Corp.(c)................    12,481,250
                                               ------------
              TOTAL SCIENTIFIC EQUIPMENT.....    24,473,750
                                               ------------
              SEMICONDUCTORS -- 18.33%
    240,000   Amkor Technology, Inc.(a)(c)...     8,475,000
    100,000   Applied Materials, Inc.(c).....     9,062,500
     32,000   Broadcom Corp. -- Class A(c)...     7,006,000
    103,500   Conexant Systems, Inc.(a)(c)...     5,032,687
     70,000   Intel Corp. ...................     9,358,125
     77,952   JDS Uniphase Corp.(c)..........     9,344,496

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     90,000   Kopin Corp.(c).................  $  6,232,500
    230,000   LTX Corp.(c)...................     8,035,625
     90,000   QLogic Corp.(c)................     5,945,625
    120,000   Varian Semiconductor Equipment
                Associates, Inc.(c)..........     7,537,500
     80,000   Virata Corp.(c)................     4,770,000
                                               ------------
              TOTAL SEMICONDUCTORS...........    80,800,058
                                               ------------
              TELECOMMUNICATIONS -- 8.17%
    175,000   Carrier Access Corp.(a)(c).....     9,253,125
     84,325   Polycom, Inc.(c)...............     7,934,460
     50,000   Sprint Corp. (FON Group).......     2,550,000
     60,000   VoiceStream Wireless
                Corp.(c).....................     6,977,814
    125,000   Western Wireless Corp. -- Class
                A(c).........................     6,812,500
     54,000   WorldCom, Inc.(c)..............     2,477,250
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    36,005,149
                                               ------------
              UTILITIES -- 2.98%
    200,000   Calpine Corp.(a)(c)............    13,150,000
                                               ------------
              TOTAL COMMON STOCK
              (Cost $287,927,161)............   428,986,184
                                               ------------
              REGULATED INVESTMENT COMPANY -- 1.57%
  4,988,472   Janus Money Market Fund(b).....     4,988,472
  1,945,504   Merrimac Cash Fund -- Premium
                Class(b).....................     1,945,504
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANY (Cost $6,933,976)......     6,933,976
                                               ------------
 PRINCIPAL
-----------
              --TIME DEPOSITS -- 5.03%
$   670,782   Bank of Montreal, 6.59%,
                07/05/00(b)..................       670,782
  2,537,441   Bank of Montreal, 6.90%,
                07/05/00(b)..................     2,537,441
  3,037,890   BNP Paribas, 6.75%,
                07/05/00(b)..................     3,037,890
  7,345,811   BNP Paribas, 6.75%,
                07/05/00(b)..................     7,345,811
  1,065,828   Fleet National Bank, 7.125%,
                10/31/00(b)..................     1,065,828
  1,417,215   Royal Bank of Scotland, 6.70%,
                07/05/00(b)..................     1,417,215
  6,089,857   Royal Bank of Scotland, 6.85%,
                07/05/00(b)..................     6,089,857
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $22,164,824)...................    22,164,824
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 10.78%
$ 5,500,000   Bank of America, Floating Rate,
                6.67%(++), 03/22/01(b).......  $  5,500,000
    293,083   Bank of Montreal, Floating
                Rate, 6.63%(++),
                08/16/00(b)..................       293,083
  5,000,000   Bear Stearns and Company, Inc.,
                Floating Rate, 7.375%(++),
                07/26/00(b)..................     5,000,000
  2,207,917   First Union National Bank,
                Floating Rate, 6.90%(++),
                05/09/01(b)..................     2,207,917
 17,500,000   JP Morgan Securities, Inc.,
                Floating Rate, 7.23%(++),
                07/07/00(b)..................    17,500,000
 11,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                7.225%(++), 10/06/00(b)......    11,000,000
  6,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.40%(++),
                12/08/00(b)..................     6,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $47,501,000).......    47,501,000
                                               ------------
              TOTAL SECURITIES
              (Cost $364,526,961)............   505,585,984
                                               ------------
              REPURCHASE AGREEMENT -- 0.91%
  4,031,732   With Investors Bank & Trust
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $4,033,758
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                6.409%, due 01/01/21, with a
                value of $4,233,722) (Cost
                $4,031,732)..................     4,031,732
                                               ------------
              Total Investments -- 115.60%
              (Cost $368,558,693)............   509,617,716
              Liabilities less other
              assets -- (15.60%).............   (68,783,535)
                                               ------------
              NET ASSETS -- 100.00%..........  $440,834,181
                                               ============
The aggregate cost of securities for federal income tax
purposes at June 30, 2000 is $368,558,693.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation............  $146,214,920
    Gross unrealized depreciation............    (5,155,897)
                                               ------------
    Net unrealized appreciation..............  $141,059,023
                                               ============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 88.58%
              AUTOMOTIVE PARTS AND EQUIPMENT -- 1.33%
$ 1,200,000   American Axle & Manufacturing,
                Inc., 9.75%, 03/01/09........  $  1,119,000
    600,000   Lear Corp., 8.11%, 05/15/09....       546,493
                                               ------------
              TOTAL AUTOMOTIVE PARTS AND
              EQUIPMENT......................     1,665,493
                                               ------------
              AUTOMOTIVE RENTAL -- 3.16%
  1,650,000   Avis Rent A Car, Inc., 11.00%,
                05/01/09.....................     1,720,125
    725,000   Budget Group, Inc., 9.125%,
                04/01/06.....................       464,000
  1,150,000   United Rentals, Inc., 9.25%,
                01/15/09.....................     1,037,875
  1,000,000   Universal Compression, Inc.,
                9.875%, 02/15/08.............       720,000
                                               ------------
              TOTAL AUTOMOTIVE RENTAL........     3,942,000
                                               ------------
              BROADCASTING -- 4.84%
    550,000   Acme Television, 10.875%,
                09/30/04.....................       525,250
  2,400,000   Echostar DBS Corp., 9.25%,
                02/01/06.....................     2,334,000
  2,100,000   Sinclair Broadcast Group,
                10.00%, 09/30/05.............     2,005,500
  2,000,000   Spectrasite Holdings, Inc.,
                11.25%, 04/15/09.............     1,170,000
                                               ------------
              TOTAL BROADCASTING.............     6,034,750
                                               ------------
              BUSINESS SERVICES -- 2.27%
  2,100,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................     1,921,500
  1,000,000   Fisher Scientific
                International -- 144A, 9.00%,
                02/01/08.....................       915,000
                                               ------------
              TOTAL BUSINESS SERVICES........     2,836,500
                                               ------------
              CHEMICALS -- 3.92%
  1,000,000   Huntsman Corp. -- 144A, 9.50%,
                10/01/07.....................       910,000
  2,050,000   Lyondell Chemical Company --
                144A, 9.625%, 05/01/07.......     2,019,250
  2,000,000   ZSC Specialty Chemical PLC --
                144A, 11.00%, 07/01/09.......     1,960,000
                                               ------------
              TOTAL CHEMICALS................     4,889,250
                                               ------------
              COMMERCIAL SERVICES -- 1.01%
  1,425,000   Pierce Leahy Command Company,
                8.125%, 05/15/08.............     1,254,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 4.46%
$   750,000   Covad Communications Group,
                12.00%, 02/15/10.............  $    585,000
    600,000   Exodus Communications, Inc.,
                10.75%, 12/15/09.............       579,000
  1,900,000   Exodus Communications, Inc.,
                11.625%, 07/15/10............     1,904,750
  1,400,000   Psinet, Inc., 10.50%,
                12/01/06.....................     1,288,000
  1,300,000   Unisys Corp., 7.875%,
                04/01/08.....................     1,215,500
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................     5,572,250
                                               ------------
              CONSTRUCTION -- 2.57%
  1,850,000   Kaufman and Broad Home Corp.,
                7.75%, 10/15/04..............     1,674,250
  1,700,000   Nortek, Inc., 8.875%,
                08/01/08.....................     1,538,500
                                               ------------
              TOTAL CONSTRUCTION.............     3,212,750
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.77%
  1,000,000   Polaroid Corp., 6.75%,
                01/15/02.....................       962,817
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 2.21%
  2,250,000   Allied Waste North America
                Industries, Inc., 7.875%,
                01/01/09.....................     1,918,125
  1,000,000   Allied Waste North America
                Industries, Inc., 10.00%,
                08/01/09.....................       835,000
                                               ------------
              TOTAL ENVIRONMENTAL MANAGEMENT
              SERVICES.......................     2,753,125
                                               ------------
              FINANCE -- 1.09%
  1,500,000   Williams Scotsman, Inc.,
                9.875%, 06/01/07.............     1,365,000
                                               ------------
              FOOD AND BEVERAGE -- 1.97%
  2,600,000   Canandaigua Brands, Inc.,
                8.50%, 03/01/09..............     2,366,000
    100,000   Cott Corp., 9.375%, 07/01/05...        95,250
                                               ------------
              TOTAL FOOD AND BEVERAGE........     2,461,250
                                               ------------
              INDUSTRIAL -- 7.39%
    800,000   AK Steel Corp., 9.125%,
                12/15/06.....................       768,000
  2,075,000   Atlas Air, Inc. -- 144A,
                9.375%, 11/15/06.............     1,992,000
  1,800,000   Building Materials Corp.,
                8.00%, 12/01/08..............     1,413,000
  2,475,000   HMH Properties, 7.875%,
                08/01/08.....................     2,221,312

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INDUSTRIAL (CONTINUED)
$ 1,850,000   Muzak LLC, 9.875%, 03/15/09....  $  1,702,000
  1,195,000   P&L Coal Holdings Corp.,
                8.875%, 05/15/08.............     1,126,287
                                               ------------
              TOTAL INDUSTRIAL...............     9,222,599
                                               ------------
              LEISURE AND RECREATION -- 8.79%
  2,000,000   Bally Total Fitness Holding,
                9.875%, 10/15/07.............     1,810,000
  1,950,000   Harrahs Operating Company,
                Inc., 7.875%, 12/15/05.......     1,833,000
  1,500,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06.............     1,593,750
  1,900,000   MGM Grand, Inc., 9.75%,
                06/01/07.....................     1,933,250
  1,800,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............     1,692,000
  1,200,000   Six Flags Entertainment,
                8.875%, 04/01/06.............     1,146,000
  1,000,000   Waterford Gaming LLC -- 144A,
                9.50%, 03/15/10..............       960,000
                                               ------------
              TOTAL LEISURE AND RECREATION...    10,968,000
                                               ------------
              MACHINERY -- 2.49%
  1,975,000   Advanced Lighting Technologies,
                Inc. -- 144A, 8.00%,
                03/15/08.....................     1,441,750
  2,000,000   National Equipment Services,
                10.00%, 11/30/04.............     1,660,000
                                               ------------
              TOTAL MACHINERY................     3,101,750
                                               ------------
              MANUFACTURING -- 3.62%
    700,000   Fedders North America, 9.375%,
                8/15/07......................       657,125
  1,150,000   Portola Packaging, 10.75%,
                10/01/05.....................       931,500
  2,000,000   Tekni-Plex, Inc. -- 144A,
                12.75%, 06/15/10.............     2,000,000
  1,000,000   WCI Steel, Inc., Series B,
                10.00%, 12/01/04.............       930,000
                                               ------------
              TOTAL MANUFACTURING............     4,518,625
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.91%
  2,500,000   Tenet Healthcare Corp., 8.625%,
                01/15/07.....................     2,387,500
                                               ------------
              METALS AND MINING -- 0.80%
  1,000,000   Golden Northwest Aluminum,
                12.00%, 12/15/06.............     1,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS -- 6.94%
$ 1,775,000   Chesapeake Energy Corp.,
                9.625%, 05/01/05.............  $  1,721,750
  1,300,000   Frontier Oil Corp., 11.75%,
                11/15/09.....................     1,300,000
  1,325,000   Nuevo Energy Company, 9.50%,
                06/01/08.....................     1,308,437
    600,000   Parker Drilling Corp., 9.75%,
                11/15/06.....................       580,500
  2,375,000   Plains Resources, Inc., 10.25%,
                03/15/06.....................     2,392,813
  1,325,000   Pride International, Inc.,
                10.00%, 06/01/09.............     1,364,750
                                               ------------
              TOTAL OIL AND GAS..............     8,668,250
                                               ------------
              PUBLISHING -- 2.00%
  2,550,000   American Media Operations,
                Inc., 10.25%, 05/01/09.......     2,499,000
                                               ------------
              RESTAURANTS -- 0.82%
  1,000,000   Sbarro, Inc., 11.00%,
                09/15/09.....................     1,022,500
                                               ------------
              SPECIAL PURPOSE ENTITY -- 4.05%
  2,300,000   Caithness Coso Funding Corp.,
                9.05%, 12/15/09..............     2,271,250
  1,000,000   ONO Finance PLC, 13.00%,
                05/01/09.....................       945,000
  1,700,000   RBF Finance Company, 11.375%,
                03/15/09.....................     1,844,500
                                               ------------
              TOTAL SPECIAL PURPOSE ENTITY...     5,060,750
                                               ------------
              TELECOMMUNICATIONS -- 18.41%
    425,000   Crown Castle International
                Corp., 9.00%, 05/15/11.......       392,063
    400,000   Crown Castle International
                Corp., 10.75%, 08/01/11......       405,500
  2,000,000   Dobson Communications Corp.,
                10.875%, 07/01/10............     2,010,000
  2,400,000   Global Crossing Holding, LTD.,
                9.625%, 05/15/08.............     2,328,000
  1,000,000   IPCS, Inc., 14.00%, 07/15/10...       530,000
    500,000   Intermedia Communications,
                Inc., 8.60%, 06/01/08........       462,500
  2,475,000   Intermedia Communications,
                Inc., 9.50%, 03/01/09........     2,351,250
    925,000   Level 3 Communications, Inc.,
                11.00%, 03/15/08.............       915,750
  2,000,000   Level 3 Communications, Inc.,
                9.125%, 05/01/08.............     1,795,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$ 1,650,000   McLeodUSA, Inc., 8.125%,
                02/15/09.....................  $  1,489,125
    970,000   MGC Communications,
                Inc. -- 144A, 13.00%,
                04/01/10.....................       911,800
  2,225,000   Nextel Communications, 9.375%,
                11/15/09.....................     2,124,875
  2,350,000   Nextlink Communications,
                10.50%, 12/01/09.............     2,303,000
    295,000   NTL Communications Corp.,
                Series B, 11.50%, 10/01/08...       293,525
    500,000   NTL, Inc., Series B, 9.75%,
                04/01/08.....................       312,500
  1,675,000   Rural Cellular Corp., 9.625%,
                05/15/08.....................     1,624,750
  2,000,000   VersaTel Telcom International,
                11.875, 07/15/09.............     1,970,000
  1,000,000   Viatel, Inc., 11.50%,
                03/15/09.....................       760,000
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    22,979,638
                                               ------------
              UTILITIES: ELECTRIC -- 1.76%
  2,200,000   AES Corp., 10.25%, 07/15/06....     2,194,500
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $115,451,332)............   110,572,297
                                               ------------
  SHARES
  ------
              PREFERRED STOCK -- 0.31%
              COMMUNICATION SERVICES
      1,725   Global Crossing Ltd., 6.75%
                (Cost $418,704)..............       383,597
                                               ------------
              TOTAL SECURITIES
              (Cost $115,870,036)............   110,955,894
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 9.24%
$11,530,251   With Investors Bank & Trust,
                dated 06/30/00, 6.03%, due
                07/03/00, repurchase proceeds
                at maturity $11,536,045
                (Collateralized by Government
                National Mortgage Association
                Adjustable Rate Mortgage,
                7.125%, due 12/20/23, with a
                value of $12,106,993)
                (Cost $11,530,251)             $ 11,530,251
                                               ------------
              Total Investments -- 98.13%
              (Cost $127,400,287)............   122,486,145
              Other assets less
              liabilities -- 1.87%...........     2,334,983
                                               ------------
              NET ASSETS -- 100.00%..........  $124,821,128
                                               ============

The aggregate cost of investments for federal income tax
purposes at June 30, 2000, is $127,400,287.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation...........  $   628,594
    Gross unrealized depreciation...........   (5,542,736)
                                              -----------
    Net unrealized depreciation.............  $(4,914,142)
                                              ===========

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS -- 96.14%
              AEROSPACE -- 0.39%
    432,480   Bae Systems PLC...........  $  2,697,507      UK
                                          ------------
              AIRLINES -- 0.39%
    124,500   British Airways PLC.......       716,224      UK
     43,000   KLM-Konin Luchtvaart MIJ
               N.V.(c)..................     1,162,385     NET
     86,000   Singapore Airlines,
               Ltd. ....................       850,557     SIN
                                          ------------
              TOTAL AIRLINES............     2,729,166
                                          ------------
              AUTOMOBILES -- 3.19%
     96,200   Bayerische Motoren Werke
               AG.......................     2,918,641     GER
     31,000   DaimlerChrysler AG........     1,623,399     GER
     97,000   Fiat SpA(a)...............     1,585,358     ITA
    190,900   GKN PLC...................     2,436,304      UK
    612,000   Mitsubishi Motors
               Corp.(c).................     2,620,339     JPN
  1,049,000   Nissan Motor Company,
               Ltd.(c)..................     6,196,758     JPN
      9,500   Peugeot SA................     1,914,207     FRA
    146,000   Suzuki Motor Corp. .......     1,887,765     JPN
     20,444   Valeo SA(a)...............     1,097,454     FRA
                                          ------------
              TOTAL AUTOMOBILES.........    22,280,225
                                          ------------
              BANKS -- 9.32%
    310,700   ABN AMRO Holding N.V. ....     7,642,411     NET
    197,640   Allied Irish Banks PLC....     1,777,100     IRE
    446,490   Australia & New Zealand
               Bank Group, Ltd. ........     3,434,133     AUS
    192,600   Banco Bilbao Vizcaya SA...     2,889,366     SPA
    122,000   Bank of Nova Scotia.......     2,988,927     CDA
     35,000   Bank of Scotland..........       333,021      UK
     18,265   Banque National de Paris
               (BNP)....................     1,764,870     FRA
     65,000   Canadian Imperial Bank of
               Commerce.................     1,779,375     CDA
    208,050   ForeningsSparbanken --
               Class A..................     3,059,999     SWE
    176,000   Fuji Bank, Ltd.(a)........     1,340,768     JPN
      3,020   Holderbank Financial
               Glaris -- Class B(a).....     3,714,488     SWI
     53,352   ING Groep N.V. ...........     3,620,899     NET
    746,000   Keppel Tatlee Bank,
               Ltd. ....................     1,268,498     SIN
  1,011,329   Lloyds TSB Group PLC......     9,553,722      UK
    252,559   Royal Bank of Scotland
               Group PLC................     4,228,772      UK

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    185,000   Svenska Handelsbanken
               AB -- Class A............  $  2,699,890     SWE
    198,000   The Sanwa Bank, Ltd. .....     1,583,228     JPN
     59,000   Toronto Dominion Bank.....     1,433,517     CDA
    275,000   Toyo Trust & Banking Co.,
               Ltd. ....................       930,518     JPN
  1,429,919   Turkiye Is Bankasi
               (Isbank) (GDR)...........     3,002,830     TUR
    340,000   UniCredito Italiano
               S.P.A. ..................     1,632,850     ITA
    603,300   Westpac Banking Corp. ....     4,364,936     AUS
                                          ------------
              TOTAL BANKS...............    65,044,118
                                          ------------
              CHEMICALS -- 1.57%
     72,770   DSM NV....................     2,343,820     NET
    238,000   Laporte PLC...............     1,729,475      UK
    337,000   Mitsui Chemicals, Inc. ...     2,360,247     JAP
        300   Norsk Hydro ASA (ADR).....        12,619     NOR
     71,400   Norsk Hydro ASA...........     3,007,211     NOR
     30,000   Shin-Etsu Chemical
               Company, Ltd. ...........     1,525,497     JPN
                                          ------------
              TOTAL CHEMICALS...........    10,978,869
                                          ------------
              COMPUTER EQUIPMENT -- 0.59%
     19,000   Creative Technology,
               Ltd. ....................       458,248     SIN
     48,000   Creative Technology,
               Ltd. ....................     1,146,000     SIN
     28,600   Nidec Corporation(a)......     2,486,922     JPN
                                          ------------
              TOTAL COMPUTER
              EQUIPMENT.................     4,091,170
                                          ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.70%
     38,000   Fuji Soft ABC, Inc. ......     2,259,134     JPN
      7,000   Fujitsu Support and
               Service, Inc. ...........       694,697     JPN
      4,000   Intershop Communications
               AG(c)....................     1,828,605     GER
     11,500   PT-Multimedia.com --
               Servicos de Acesso a
               Internet, S.G.P.S.,
               SA(c)....................        88,439     POR
                                          ------------
              TOTAL COMPUTER SOFTWARE
              AND SERVICES..............     4,870,875
                                          ------------
              CONSTRUCTION -- 2.21%
      8,700   Bouygues SA(c)............     5,837,809     FRA
        340   Bouygues SA(c)............       228,144     FRA
     80,000   CRH PLC...................     1,453,224     IRE
     22,000   Rohm Company, Ltd. .......     6,446,033     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION (CONTINUED)
     13,376   Sanitec Oyj...............  $    134,632     FIN
    146,000   Sekisui House, Ltd. ......     1,353,727     JPN
                                          ------------
              TOTAL CONSTRUCTION........    15,453,569
                                          ------------
              CONSUMER GOODS AND SERVICES -- 6.04%
      7,900   Christian Dior SA.........     1,798,553     FRA
     76,000   Hennes & Mauritz..........     1,594,396     SWE
     86,000   Kao Corp. ................     2,633,612     JPN
    309,000   Nikon Corp. ..............    11,477,805     JPN
     29,700   Nintendo Corp., Ltd. .....     5,198,831     JPN
      2,044   Reckitt Benckiser PLC.....        22,899      UK
     13,000   Sony Corp. (ADR)..........     1,226,062     JPN
    164,050   Sony Corp.(a).............    15,350,388     JPN
     20,000   TDK Corp. ................     2,880,866     JPN
                                          ------------
              TOTAL CONSUMER GOODS AND
              SERVICES..................    42,183,412
                                          ------------
              ELECTRONICS -- 13.99%
     59,400   ASM Lithography Holding
               N.V.(a)(c)...............     2,563,449     NET
    237,600   ASM Lithography Holding
               N.V.(a)(c)...............    10,484,100     NET
    400,000   Caradon PLC...............       914,400      UK
     14,600   Epcos AG(c)...............     1,462,380     GER
     31,000   FANUC, Ltd. ..............     3,161,485     JPN
    231,000   Hitachi, Ltd. ............     3,340,491     JPN
     31,000   Hirose Electric Company,
               Ltd. ....................     4,837,454     JPN
    474,000   Johnson Electric Holdings,
               Ltd. ....................     4,484,609     HNG
     13,490   Keyence Corp. ............     4,462,601     JPN
     26,300   Mabuchi Motor Company,
               Ltd. ....................     3,405,529     JPN
     54,000   Murata Manufacturing
               Company, Ltd. ...........     7,768,132     JPN
    584,000   NEC Corp. ................    18,380,816     JPN
     44,000   Nichicon Corp. ...........     1,081,269     JPN
     90,299   Samsung Electronics
               (GDR)(a).................    17,485,047     KOR
    162,900   STMicroelectronics
               N.V.(a)..................    10,456,144     NET
     53,000   Taiyo Yuden Company,
               Ltd. ....................     3,326,227     JPN
                                          ------------
              TOTAL ELECTRONICS.........    97,614,133
                                          ------------
              EMPLOYMENT AGENCY -- 0.24%
      1,982   Adecco SA.................     1,689,386     SWI
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              ENGINEERING -- 0.12%
     57,261   Chudenko Corp. ...........  $    808,571     JPN
                                          ------------
              FINANCE -- 2.42%
     19,900   AIFUL Corp. ..............     1,839,500     JPN
      2,284   CIE Financial Richemont...     6,173,295     SWI
      3,600   Fairfax Financial
               Holdings, Ltd.(c)........       393,610     CDA
    170,029   Lend Lease Corp., Ltd. ...     2,175,317     AUS
    136,000   Nomura Securities Co.,
               Ltd. ....................     3,335,686     JPN
     14,880   Orix Corp. ...............     2,201,027     JPN
    181,000   Shinko Securities Company,
               Ltd. ....................       812,600     JPN
                                          ------------
              TOTAL FINANCE.............    16,931,035
                                          ------------
              FOOD AND BEVERAGES -- 3.86%
    653,000   Cadbury Schweppes PLC.....     4,290,406      UK
    372,953   Coca-Cola Amatil, Ltd. ...       727,780     AUS
    216,988   Coca-Cola Beverages
               PLC(c)...................       341,604     AUS
    466,900   Coca-Cola Beverages
               PLC(c)...................       742,184     AUS
     15,000   Groupe Danone.............     1,998,658     FRA
    126,175   Heineken N.V. ............     7,710,567     NET
     30,000   Heineken N.V. -- Class
               A........................     1,173,312     NET
      4,700   Louis Vuitton Moet
               Hennessy.................     1,945,869     FRA
      1,931   Nestle....................     3,877,283     SWI
     77,500   Panamerican Beverages,
               Inc. -- Class A..........     1,157,656     MEX
    275,000   Tate & Lyle PLC...........     1,373,872      UK
    265,000   Unilever PLC..............     1,604,734      UK
                                          ------------
              TOTAL FOOD AND
              BEVERAGES.................    26,943,925
                                          ------------
              INDUSTRIAL -- 2.28%
     35,822   Advantest Corp. ..........     8,007,356     JPN
     21,200   Compagnie de Saint-
               Gobain(a)................     2,877,607     FRA
        800   SGS Societe Generale de
               Surveillance Holding
               SA.......................     1,387,398     SWI
     40,900   Vivendi SA(a).............     3,624,623     FRA
                                          ------------
              TOTAL INDUSTRIAL..........    15,896,984
                                          ------------
              INSURANCE -- 2.43%
    105,000   Assicurazioni Generali,
               Ltd. ....................     3,613,407     ITA
     88,600   Manulife Financial
               Corp. ...................     1,560,716     CDA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
    480,000   Mitsui Marine and Fire
               Insurance Company,
               Ltd. ....................  $  2,313,744     JPN
    629,030   QBE Insurance Group,
               Ltd. ....................     3,086,399     AUS
    407,964   Royal & Sun Alliance
               Insurance Group PLC......     2,649,563      UK
      1,302   Schweizerische
               Rueckversicherungs-
               Gesellschaft(a)..........     2,662,347     SWI
    210,000   Yasuda Fire and Marine
               Insurance................     1,109,535     JPN
                                          ------------
              TOTAL INSURANCE...........    16,995,711
                                          ------------
              INVESTMENT HOLDING COMPANIES -- 0.84%
    464,800   Hutchison Whampoa.........     5,843,512     HNG
                                          ------------
              LEISURE AND RECREATION -- 0.19%
     32,500   Accor SA..................     1,337,446     FRA
                                          ------------
              MANUFACTURING -- 5.05%
     18,549   ABB, Ltd. ................     2,227,273     SWI
     29,500   E.On AG...................     1,428,060     GER
  1,366,100   Invensys PLC(c)...........     5,129,022      UK
     34,500   Metra Oy -- Class B.......       596,936     FIN
    602,000   Mitsubishi Heavy
               Industries, Ltd. ........     2,674,265     JPN
    169,000   Nippon Sheet Glass
               Company, Ltd. ...........     2,354,457     JPN
     44,500   Pohang Iron & Steel
               Company, Ltd. (ADR)(a)...     1,068,000     KOR
     82,100   Siemens AG................    12,434,628     GER
     75,000   THK Company, Ltd. ........     3,799,568     JPN
     20,300   Thyssen Krupp AG..........       331,781     GER
    390,900   TI Group PLC..............     2,130,405      UK
     39,000   Ushio, Inc. ..............     1,076,357     JPN
                                          ------------
              TOTAL MANUFACTURING.......    35,250,752
                                          ------------
              MEDIA -- 2.77%
        176   Canal Plus................        29,693     FRA
     17,100   Grupo Televisa (GDR)(c)...     1,178,831     MEX
    140,233   News Corp., Ltd. .........     1,936,576     AUS
     29,750   News Corp., Ltd.
               (ADR)(a).................     1,621,375     AUS
    289,306   Reuters Group PLC.........     4,936,052      UK
        433   Reuters Group PLC
               (ADR)(a).................        43,273      UK
    177,207   Singapore Press Holdings,
               Ltd. ....................     2,767,300     SIN

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
    176,224   Thomson Corp.(a)..........  $  6,024,112     CDA
     29,500   United Pan-Europe
               Communications N.V.(c)...       774,546     NET
                                          ------------
              TOTAL MEDIA...............    19,311,758
                                          ------------
              METALS AND MINING -- 1.09%
     38,050   Broken Hill Proprietary
               (ADR)....................       903,687     AUS
    410,302   Broken Hill Proprietary...     4,865,484     AUS
     43,663   Pechiney SA -- Class
               A(a).....................     1,829,061     FRA
                                          ------------
              TOTAL METALS AND MINING...     7,598,232
                                          ------------
              OFFICE SUPPLIES -- 0.16%
     22,100   Societe BIC SA............     1,086,781     FRA
                                          ------------
              OIL AND GAS -- 2.60%
  1,090,600   Eni Spa(a)................     6,324,935     ITA
    214,700   Enterprise Oil PLC........     1,790,942      UK
    880,000   Santos, Ltd. .............     2,689,368     AUS
    491,000   Shell Transport &
               Trading..................     4,099,457      UK
     32,000   Suncor Energy, Inc. ......       738,627     CDA
     38,600   Suncor Energy, Inc. ......       899,862     CDA
     48,000   Talisman Energy,
               Inc.(c)..................     1,589,016     CDA
                                          ------------
              TOTAL OIL AND GAS.........    18,132,207
                                          ------------
              PAPER AND FOREST PRODUCTS -- 0.76%
    189,000   Sumitomo Forestry.........     1,273,671     JPN
    162,700   UPM-Kymmene...............     4,055,021     FIN
                                          ------------
              TOTAL PAPER AND FOREST
              PRODUCTS..................     5,328,692
                                          ------------
              PHARMACEUTICALS -- 6.16%
     40,062   AstraZeneca PLC (ADR).....     1,862,883      UK
    136,100   AstraZeneca PLC...........     6,356,387      UK
    228,128   AstraZeneca PLC...........    10,664,163      UK
     49,963   BOC Group.................       718,573      UK
    136,000   Chugai Pharmaceutical
               Company, Ltd. ...........     2,577,282     JPN
      4,244   Novartis AG...............     6,744,192     SWI
     60,000   Sankyo Company, Ltd. .....     1,358,202     JPN
    143,280   Sanofi-Synthelabo SA......     6,853,598     FRA
    210,000   Shionogi & Company,
               Ltd. ....................     3,999,471     JPN
     28,000   Takeda Chemical
               Industries, Ltd. ........     1,841,941     JPN
                                          ------------
              TOTAL PHARMACEUTICALS.....    42,976,692
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 0.18%
     46,400   Wolters Kluwer N.V. ......  $  1,240,949     NET
                                          ------------
              REAL ESTATE -- 0.79%
    188,000   Cheung Kong Holdings,
               Ltd. ....................     2,080,164     HNG
    168,000   Land Securities PLC.......     2,009,246      UK
    134,000   Mitsui Fudosan............     1,456,500     JPN
                                          ------------
              TOTAL REAL ESTATE.........     5,545,910
                                          ------------
              RETAIL -- 0.79%
    242,095   Dixons Group PLC(c).......       985,908      UK
    237,000   Jusco Company, Ltd. ......     4,502,479     JPN
                                          ------------
              TOTAL RETAIL..............     5,488,387
                                          ------------
              SEMICONDUCTORS -- 5.68%
     20,600   Aixtron AG................     2,833,687     GER
    198,000   Chartered Semiconductor
               Manufacturing, Ltd.(c)...     1,729,233     SIN
    163,200   Infineon Technologies
               AG(c)....................    12,914,261     GER
     73,700   Infineon Technologies AG
               (ADR)(a)(c)..............     5,840,725     GER
    114,300   Tokyo Electron, Ltd. .....    15,686,315     JPN
      4,600   Tokyo Seimitsu Company,
               Ltd. ....................       617,383     JPN
                                          ------------
              TOTAL SEMICONDUCTORS......    39,621,604
                                          ------------
              TELECOMMUNICATIONS -- 18.08%
      6,819   Cable & Wireless HKT, Ltd.
               (ADR)(a).................       146,608     HNG
    641,600   Cable & Wireless HKT,
               Ltd. ....................     1,411,584     HNG
    356,000   Cable & Wireless Optus,
               Ltd.(c)..................     1,064,476     AUS
    101,000   Cable & Wireless PLC......     1,710,990      UK
      8,500   Colt Telecom Group
               PLC(c)...................       283,099      UK
         53   DDI Corp. ................       510,957     JPN
     68,000   Deutsche Telekom AG.......     3,898,005     GER
    122,800   Ericsson AB -- Class B....     2,443,192     SWE
    251,600   Ericsson (LM) Telephone
               Company (ADR)............     5,032,000     SWE
      7,000   Korea Telecom Corp.
               (ADR)(a).................       338,625     KOR
        215   Nippon Telegraph and
               Telephone Corp. .........     2,865,271     JPN
    380,600   Nokia Oyj.................    19,500,650     FIN

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     81,600   Nortel Networks Corp. ....  $  5,569,200     CDA
        514   NTT DoCoMo, Inc. .........    13,942,902     JPN
    160,000   Portugal Telecom SA.......     1,803,680     POR
     11,500   PT Multimedia -- Servicos
               de Telecomunicacoes e
               Multimedia, S.G.P.S.,
               SA(c)....................       573,236     POR
     11,000   Societe Europeenne des
               Satellites (FDR).........     1,818,923     LUX
     15,247   Swisscom AG...............     5,297,793     SWI
     40,500   Telecel-Comunicacoes
               Pessoais, SA(c)..........       617,285     POR
    179,000   Telecom Italia Mobile.....     1,835,985     ITA
    523,000   Telecom Italia Mobile.....     2,642,091     ITA
    102,555   Telecom Italia Spa........     1,415,638     ITA
    698,000   Telecom Italia Spa(a).....     4,650,216     ITA
    435,861   Telefonica SA(c)..........     9,400,781     SPA
    176,600   Telefonos De Mexico
               (ADR)(a).................    10,088,275     MEX
     64,000   Telesp-Telecomunicacoes de
               Sao Paulo SA.............     1,184,000     BRA
  6,137,740   Vodafone AirTouch PLC.....    24,809,359      UK
     31,000   Vodafone AirTouch PLC
               (ADR)(a).................     1,284,563      UK
                                          ------------
              TOTAL
              TELECOMMUNICATIONS........   126,139,384
                                          ------------
              TIRE AND RUBBER -- 0.04%
     13,000   Bridgestone Corp. ........       275,847     JPN
                                          ------------
              TRANSPORTATION -- 1.22%
    130,000   Bombardier Inc., Class
               B........................     3,527,744     CDA
    183,200   Bombardier Inc., Class
               B........................     4,970,509     CDA
                                          ------------
              TOTAL TRANSPORTATION......     8,498,253
                                          ------------
              TOTAL COMMON STOCK (Cost
              $488,306,758).............   670,885,062
                                          ------------
 PRINCIPAL
 ---------
              NON-CONVERTIBLE BOND -- 0.02%
$   141,656   Sekisui House, 2.50%,
               01/31/02 (Cost
               $157,468)................       143,413     JPN
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              REGULATED INVESTMENT COMPANIES -- 1.15%
  5,749,153   Janus Money Market
               Fund(b)..................  $  5,749,153     USA
  2,242,170   Merrimac Cash Fund --
               Premium Class(b).........     2,242,170     USA
                                          ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $7,991,323)...............     7,991,323
                                          ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 7.12%
$ 2,172,087   Bank of Montreal, 6.59%,
               07/05/00(b)..............     2,172,087     USA
  3,087,277   Bank of Montreal, 6.90%,
               07/05/00(b)..............     3,087,277     USA
 10,818,576   BNP Paribas, 6.75%,
               07/05/00(b)..............    10,818,576     USA
 16,001,413   BNP Paribas, 6.75%,
               07/05/00(b)..............    16,001,413     USA
  3,271,956   Fleet National Bank,
               7.125%, 10/31/00(b)......     3,271,956     USA
  3,704,733   Royal Bank of Scotland,
               6.70%, 07/05/00(b).......     3,704,733     USA
 10,631,446   Royal Bank of Scotland,
               6.85%, 07/05/00(b).......    10,631,446     USA
                                          ------------
              TOTAL TIME DEPOSITS (Cost
              $49,687,488)..............    49,687,488
                                          ------------
              SHORT TERM CORPORATE NOTES -- 4.82%
  7,000,000   Bank of America, Floating
               Rate, 6.67%(++),
               03/22/01(b)..............     7,000,000     USA
  1,355,175   Bank of Montreal, Floating
               Rate, 6.63%(++),
               08/16/00(b)..............     1,355,175     USA
  4,000,000   Bear Stearns and Company,
               Inc., Floating Rate,
               7.375%(++),
               07/26/00(b)..............     4,000,000     USA
  2,234,662   First Union National Bank,
               Floating Rate, 6.90%(++),
               05/09/01(b)..............     2,234,662     USA
 14,000,000   JP Morgan Securities,
               Inc., Floating Rate,
               7.23%(++), 07/07/00(b)...    14,000,000     USA
  5,000,000   Prudential Securities,
               Inc., Floating Rate,
               7.40%(++), 12/08/00(b)...     5,000,000     USA
                                          ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost
              $33,589,837)..............    33,589,837
                                          ------------
              TOTAL SECURITIES (Cost
              $579,732,874).............   762,297,123
                                          ------------

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                                ------------   -------
              REPURCHASE AGREEMENT -- 3.19%
$22,276,534   With Investors Bank and
               Trust, dated 06/30/00,
               6.03%, due 07/03/00,
               repurchase proceeds at
               maturity $22,287,728
               (Collateralized by Fannie
               Mae, 6.50%, due 05/18/28,
               with a value of
               $3,892,062, and IMPAC
               Secured Assets, 7.36%,
               due 04/25/30, with a
               value of $19,498,299)
               (Cost $22,276,534).......  $ 22,276,534     USA
                                          ------------
              Total
              Investments -- 112.44%
              (Cost $602,009,408).......   784,573,657
              Liabilities less other
              assets -- (12.44)%........   (86,775,641)
                                          ------------
              NET ASSETS -- 100.00%.....  $697,798,016
                                          ============

The aggregate cost of securities for federal income tax purposes at June 30, 2000 is $602,009,408.
The following amount is based on cost for federal income tax purposes:
   Gross unrealized appreciation........  $211,351,456
   Gross unrealized depreciation........   (28,787,207)
                                          ------------
   Net unrealized appreciation..........  $182,564,249
                                          ============

---------------
(a)    All or part of the security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing securities.
(ADR)  American Depository Receipt.
(FDR)  Foreign Depository Receipt.
(GDR)  Global Depository Receipt.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2000.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2000
                                  (UNAUDITED)

                                         PERCENT OF TOTAL
        COUNTRY COMPOSITION            INVESTMENTS AT VALUE
        -------------------            --------------------
Australia (AUS)....................            3.43%
Brazil (BRA).......................            0.15%
Canada (CDA).......................            4.01%
Finland (FIN)......................            3.10%
France (FRA).......................            4.36%
Germany (GER)......................            6.06%
Hong Kong (HNG)....................            1.76%
Ireland (IRE)......................            0.41%
Italy (ITA)........................            3.02%
Japan (JPN)........................           25.70%
Korea (KOR)........................            2.41%
Luxembourg (LUX)...................            0.23%
Mexico (MEX).......................            1.58%
Netherlands (NET)..................            6.27%
Norway (NOR).......................            0.38%
Portugal (POR).....................            0.39%
Singapore (SIN)....................            1.05%
Spain (SPA)........................            1.57%
Sweden (SWE).......................            1.89%
Switzerland (SWI)..................            4.30%
Turkey (TUR).......................            0.38%
United Kingdom (UK)................           13.06%
United States (USA)................           14.49%
                                             -------
TOTAL PERCENTAGE...................          100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
                                  (Unaudited)
1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value and Income Series (formerly the Equity Income Series), the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

     C. FOREIGN CURRENCY TRANSLATION (CONTINUED) gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FUTURES CONTRACTS

          Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

          Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

          Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

     F.  FUTURES CONTRACTS (CONTINUED)
     the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

          Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     G.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     H.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     I.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     J.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
                      AUSA SUB-ACCOUNT                              IN PORTFOLIO
                      ----------------                          ---------------------
Money Market................................................            19.51
High Quality Bond...........................................            38.35
Intermediate Government Bond................................            38.49
Core Bond...................................................            27.66
Balanced....................................................            54.91
Value & Income..............................................            59.81
Equity Value................................................            26.65
Growth & Income.............................................            42.23
Equity Growth...............................................            52.57
Special Equity..............................................            37.28
Aggressive Equity...........................................            37.09
High Yield Bond.............................................            23.57
International Equity........................................            35.43

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS            FEE(%)       FEE(%)
----------------                                     ---------------------            -------    ----------
Money Market Series.......................  Capital Management Group                   0.25         0.05
High Quality Bond Series..................  Merganser Capital Management Corporation   0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                   0.35         0.15
Core Bond Series..........................  Payden & Rygel Investment Counsel          0.35       (3)
Balanced Series...........................  (4)                                        0.45       (5)
Value and Income Series...................  (6)                                        0.45       (7)
Equity Value Series.......................  Sanford Bernstein                         0.57(1)     (8)
Growth & Income Series....................  Putnam Advisory Company, Inc               0.60       (9)
Equity Growth Series......................  (10)                                       0.62      (11)
Special Equity Series.....................  (12)                                       0.80      (13)
Aggressive Equity Series..................  McKinley Capital Management                0.97      (14)
High-Yield Bond Series....................  Eaton Vance                               0.55(1)    (15)
International Equity Series...............  Capital Guardian Trust Company             0.75      (16)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $300,000,000.

 (3) The net assets of the Core Bond and Balanced Series -- fixed income securities, are combined to determine the fee. 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $500,000,000.

 (4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel for equity and fixed income securities, respectively.

 (5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Payden & Rygel received a fee of 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $500,000,000 on the combined net assets of the Core Bond Series and Balanced Series (fixed income securities).

 (6) Effective April 20, 2000, Value and Income (formerly Equity Income) added an additional subadvisor, Sanford Bernstein to its existing subadvisor, Asset Management Group.

 (7) For the period January 1 through April 19, 2000, Asset Management Group received 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000. For the period from April 20 through June 30, 2000, Asset Management Group and Sanford Bernstein received 0.27% on the first $300,000,000 in average daily net assets, and 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

 (8) Equity Value changed its subadvisor on April 20, 2000 from Ark Asset Management Company, Inc. to Sanford Bernstein. For the period January 1 through April 19, 2000, Ark Asset Management Company, Inc received 0.45% on the first $100,000,000 in average daily net assets, and 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on the next $50,000,000 in average daily net assets; when average daily net assets reach $200,000,000, 0.40% on the first $200,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $200,000,000. For the period April 20 through June 30, 2000, Sanford Bernstein received 0.27% on the first $300,000,000 in average daily net assets, and 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

 (9) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

(10) The Equity Growth Series has two subadvisors: Montag & Caldwell, Inc. and Dresdner RCM Global Investors, Inc.

(11) 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

(12) The Special Equity Series has four Subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(13) 0.50% of average daily net assets for the two Subadvisors: Liberty Investment Management, Inc., and Westport Asset Management.

    Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000.

(14) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(15) The High Yield Bond Series changed its subadvisor on June 1, 2000 from Delaware Investment Advisors to Eaton Vance. From the period January 1 through May 31, 2000, 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000. For the period June 1 through June 30, 2000, 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(16) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
     For the period ended June 30, 2000, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

 FUND                                                                  EXPENSE CAP
 ----                                                            -----------------------
 Money Market Series.........................................    30 basis points (b.p.)
 High Quality Bond Series....................................    40 b.p.
 Intermediate Government Bond Series.........................    40 b.p.
 Core Bond Series............................................    40 b.p.
 Balanced Series.............................................    50 b.p.
 Value and Income Series.....................................    50 b.p.
 Equity Value Series.........................................    60 b.p.
 Growth & Income Series......................................    65 b.p.
 Equity Growth Series........................................    65 b.p.
 Special Equity Series.......................................    85 b.p.
 Aggressive Equity Series....................................    100 b.p.
 High-Yield Bond Series......................................    60 b.p.
 International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended June 30, 2000, amounted to $16,768.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related expenses, for lending its securities which is included in interest income on the Statements of Operations. At June 30, 2000, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
High Quality Bond Series....................................  $  9,114,459   $  9,340,000
Intermediate Government Bond Series.........................    28,217,817     28,730,000
Core Bond Series............................................    42,252,083     42,412,500
Balanced Series.............................................    44,434,663     44,792,400
Value and Income Series.....................................    23,971,884     25,044,861
Equity Value Series.........................................     6,445,871      6,768,500
Growth & Income Series......................................   161,249,028    166,821,394
Equity Growth Series........................................   132,271,538    135,995,998
Special Equity Series.......................................   104,384,319    109,119,228
Aggressive Equity Series....................................    74,015,662     76,599,800
International Equity Series.................................    87,051,285     91,268,648

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2000, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $   10,216,110    $      270,745
                                      Other                         71,404,918        47,882,098
Intermediate Government Bond
  Series............................  Government Obligations        31,690,579        35,340,860
                                      Other                          5,635,695           430,966
Core Bond Series....................  Government Obligations     1,742,904,347     1,849,610,376
                                      Other                        192,102,961       135,046,820
Balanced Series.....................  Government Obligations       654,603,223       487,935,584
                                      Other                        321,893,663       461,450,439
Value and Income Series.............  Other                        633,331,383       834,166,684
Equity Value Series.................  Other                        298,161,479       454,591,293
Growth & Income Series..............  Other                        499,918,733       409,910,730
Equity Growth Series................  Other                        411,870,251       319,837,106
Special Equity Series...............  Other                        538,757,292       456,218,966
Aggressive Equity Series............  Other                        205,241,687        75,085,040
High-Yield Bond Series..............  Other                         57,618,388        69,502,259
International Equity Series.........  Other                        214,877,499       120,142,721

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At June 30, 2000, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                          FOREIGN     IN EXCHANGE   SETTLEMENT                       NET UNREALIZED
       CORE BOND          CURRENCY        FOR          DATE         VALUE      APPRECIATION/(DEPRECIATION)
       ---------         ----------   -----------   ----------   -----------   ---------------------------
PURCHASE CONTRACTS:
British Pound
  Sterling.............  14,190,155   $21,427,133   07/05/2000   $21,500,307            $  73,174
Euro...................  11,346,319    10,705,365   07/05/2000    10,870,076              164,711
                                                                                        ---------
          TOTAL........                                                                 $ 237,885
                                                                                        =========
SALE CONTRACTS:
British Pound
  Sterling.............  14,190,000    21,308,839   07/31/2000    21,542,281             (233,442)
Euro...................   2,000,000     1,936,600   07/13/2000     1,917,099               19,501
Euro...................  11,350,000    10,725,750   07/31/2000    10,892,784             (167,034)
                                                                                        ---------
          TOTAL........                                                                 $(380,975)
                                                                                        =========
BALANCED
--------
PURCHASE CONTRACTS:
British Pound
  Sterling.............   5,429,817   $ 8,199,023   07/05/2000   $ 8,227,023            $  28,000
Euro...................   4,380,825     4,133,352   07/05/2000     4,196,947               63,595
                                                                                        ---------
          TOTAL........                                                                 $  91,595
                                                                                        =========
SALE CONTRACTS:
British Pound
  Sterling.............   5,430,000     8,154,122   07/31/2000     8,231,699              (77,577)
Euro...................     170,000       164,611   07/13/2000       182,953                1,658
Euro...................   4,380,000     4,139,100   07/31/2000     4,203,559              (64,459)
                                                                                        ---------
          TOTAL........                                                                 $(140,378)
                                                                                        =========
INTERNATIONAL EQUITY
--------------------
SALE CONTRACTS:
Japanese Yen...........  330,962,120  $ 3,077,000   08/28/2000   $ 3,159,872            $ (82,872)
                                                                                        =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)
FOREIGN CURRENCY CROSS CONTRACTS:

                                   SETTLEMENT     PURCHASE          SALE              NET UNREALIZED
          PURCHASE/SALE               DATE      CURRENT VALUE   CURRENT SALE   APPRECIATION/ (DEPRECIATION)
          -------------            ----------   -------------   ------------   ----------------------------
Euro/Australian Dollar...........  07/19/2000    $2,532,318      $2,436,645             $  95,673
Euro/Australian Dollar...........  08/10/2000     3,417,893       3,248,423               169,470
Euro/Canadian Dollar.............  08/10/2000     2,718,833       2,555,805               163,028
Euro/Canadian Dollar.............  09/07/2000     1,203,186       1,193,499                 9,687
Euro/British Pound...............  07/31/2000     1,824,722       1,672,327               152,395
Euro/British Pound...............  08/04/2000       238,224         215,169                23,055
Euro/British Pound...............  08/10/2000       733,714         677,411                56,303
Euro/British Pound...............  09/01/2000     3,677,247       3,642,112                35,135
Euro/British Pound...............  09/05/2000       601,017         588,770                12,247
Euro/Japanese Yen................  07/19/2000     4,813,613       4,691,110               122,503
Euro/Japanese Yen................  07/19/2000     8,066,540       7,861,252               205,288
Euro/Japanese Yen................  08/28/2000     2,749,891       2,957,566              (207,675)
Euro/Japanese Yen................  02/20/2001     5,870,042       6,175,032              (304,990)
                                                                                        ---------
          Total.............................................................            $ 532,119
                                                                                        =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
06/30/2000*     $  489,442,999      0.28%           0.28%            5.91%           5.91%           N/A
12/31/1999         416,768,827      0.28            0.28             5.06            5.06            N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
12/31/1995         141,638,248      0.31            0.30             5.69**          5.70**          N/A
HIGH QUALITY
 BOND
06/30/2000*        228,334,392      0.37            0.37             6.15            6.15             24%
12/31/1999         199,906,097      0.38            0.38             5.78            5.78             56
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
12/31/1995         172,526,103      0.41            0.40             5.82**          5.83**           25
INTERMEDIATE
 GOVERNMENT
 BOND
06/30/2000*        179,446,626      0.38            0.38             5.78            5.78             22
12/31/1999         174,804,385      0.39            0.39             5.46            5.46             25
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
12/31/1995          85,991,614      0.45            0.40             5.52**          5.57**           59
CORE BOND
06/30/2000*        540,083,685      0.38            0.38             6.13            6.13            310
12/31/1999         515,721,444      0.37            0.37             5.86            5.86            307
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
12/31/1995         336,539,410      0.39            0.39             5.90**          5.90**          122
BALANCED
06/30/2000*        526,218,348      0.54            0.50             2.79            2.83            170
12/31/1999         525,583,903      0.52            0.50             2.46            2.48            256
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113
12/31/1995         167,032,955      0.54            0.50             4.15**        4.19**            124

---------------

*    Unaudited and Annualized (except for Portfolio turnover).
**   Ratios have been restated.
***  Annualized (except for Portfolio turnover).
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
VALUE AND
 INCOME
06/30/2000*     $1,112,129,723      0.46%          0.46%              2.08%           2.08%           52%
12/31/1999       1,414,634,230      0.46            0.46              1.75            1.75            43
12/31/1998       1,367,107,496      0.47            0.47              2.23            2.23            31
12/31/1997       1,215,071,169      0.47            0.47              2.27            2.27            33
12/31/1996         956,820,669      0.48            0.48              2.97            2.97            26
12/31/1995         764,302,530      0.49            0.49              3.37            3.37            23
EQUITY VALUE+
06/30/2000*        172,323,488      0.59            0.59              2.16            2.16           105
12/31/1999         394,104,288      0.60            0.60              1.70            1.70            80
12/31/1998         389,859,775      0.61            0.60              1.46            1.47           107
12/31/1997         234,983,715      0.63            0.60              1.43            1.46           120
12/31/1996***       29,033,513      1.06            0.60              1.60            2.07            65
GROWTH &
 INCOME
06/30/2000*      1,314,417,381      0.62            0.62              0.02            0.02            33
12/31/1999       1,242,236,443      0.62            0.62              0.07            0.07            86
12/31/1998         771,268,461      0.63            0.63              0.30            0.30            75
12/31/1997         376,260,408      0.64            0.64              0.65            0.65            87
12/31/1996         207,612,426      0.67            0.65              1.02            1.04           142
12/31/1995         124,811,731      0.68            0.65              1.47**          1.49**         155
EQUITY GROWTH
06/30/2000*      1,377,840,236      0.65            0.65              0.02            0.02            25
12/31/1999       1,266,869,154      0.64            0.64              0.12            0.12            44
12/31/1998         688,448,565      0.64            0.64              0.22            0.22           104
12/31/1997         426,312,188      0.65            0.65              0.43            0.43            91
12/31/1996         299,127,686      0.73            0.73(1)          (0.17)          (0.17)          133
12/31/1995         222,362,390      0.75            0.75              0.41**          0.41**          62
SPECIAL EQUITY
06/30/2000*      1,317,117,654      0.81            0.81             (0.01)          (0.01)           39
12/31/1999       1,171,034,281      0.84            0.84              0.13            0.13           171
12/31/1998         924,089,884      0.83            0.83              0.14            0.14           173
12/31/1997         743,388,261      0.84            0.84              0.41            0.41           146
12/31/1996         507,264,243      0.86            0.85              0.24            0.25           140
12/31/1995         315,458,225      0.88            0.85              0.30**          0.33**         155

---------------

*    Unaudited and Annualized (except for Portfolio turnover).
**   Ratios have been restated.
***  Annualized (except for Portfolio turnover).
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 AGGRESSIVE EQUITY+
06/30/2000*     $  440,834,181      0.98%          0.98%             (0.56)%         (0.56)%          22%
12/31/1999         259,974,422      1.01            1.00             (0.47)          (0.46)          132
12/31/1998          81,327,707      1.10            1.00             (0.41)          (0.31)          121
12/31/1997          25,857,650      1.33            1.00             (0.52)          (0.19)          243
12/31/1996***       15,479,130      1.59            1.00             (0.72)          (0.13)          186
HIGH YIELD
 BOND++
06/30/2000*        124,821,128      0.61            0.60              9.26            9.27            59
12/31/1999         124,990,408      0.61            0.60              8.45            8.46           145
12/31/1998          94,870,981      0.63            0.60              8.64            8.67            83
12/31/1997          39,700,131      0.74            0.60              8.46            8.60           109
12/31/1996          15,372,686      1.25            0.60              8.34            9.00           107
12/31/1995***        8,997,595      1.32            0.60              7.73**          8.45**          21
INTERNATIONAL
 EQUITY+++
06/30/2000*        697,798,016      0.85            0.85              0.98            0.98            19
12/31/1999         592,713,641      0.86            0.86              0.74            0.74            35
12/31/1998         320,218,173      0.88            0.87              1.05            1.06            33
12/31/1997         205,306,068      0.88            0.87              0.90            0.91            31
12/31/1996         148,184,897      0.96            0.90              1.12            1.18            29
12/31/1995***       83,446,315      0.83            0.80              0.50**          0.53**           7

---------------

*    Unaudited and Annualized (except for Portfolio turnover).
**   Ratios have been restated.
***  Annualized (except for Portfolio turnover).
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investments at market value (Cost: $2,918,072,487) (Note
  1)........................................................  $3,907,919,571
RECEIVABLES:
     Investment securities sold.............................       7,197,840
     Dividends and interest.................................       3,288,834
     Due from broker -- variation margin....................       1,029,524
     Prepaid expenses.......................................             236
                                                              --------------
TOTAL ASSETS................................................   3,919,436,005
                                                              --------------
LIABILITIES
PAYABLES:
     Investment securities purchased........................       4,249,206
     Collateral for securities loaned (Note 4)..............      95,640,573
     Due to Bank............................................           2,314
     Due to BGI (Note 2)....................................         738,756
                                                              --------------
TOTAL LIABILITIES...........................................     100,630,849
                                                              --------------
NET ASSETS..................................................  $3,818,805,156
                                                              ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

NET INVESTMENT INCOME
  Dividends (Net of foreign withholding tax of $122,278)....  $  24,183,203
  Interest (Includes securities lending income of
     $90,107)...............................................      3,984,961
                                                              -------------
          TOTAL INVESTMENT INCOME...........................     28,168,164
                                                              -------------
EXPENSES (NOTE 2)
  Advisory fees.............................................      1,091,905
                                                              -------------
          TOTAL EXPENSES....................................      1,091,905
                                                              -------------
NET INVESTMENT INCOME.......................................     27,076,259
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments..................    650,038,851
  Net realized gain on sale of futures contracts............      2,644,903
  Net change in unrealized appreciation (depreciation) of
     investments............................................   (701,744,471)
  Net change in unrealized appreciation (depreciation) of
     futures contracts......................................    (12,365,227)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................    (61,425,944)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (34,349,685)
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                      FOR THE SIX MONTHS ENDED
                                           JUNE 30, 2000         FOR THE PERIOD ENDED   FOR THE YEAR ENDED
                                            (UNAUDITED)           DECEMBER 31, 1999*    FEBRUARY 28, 1999
                                      ------------------------   --------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income.............      $    27,076,259           $   52,303,458       $    43,674,276
  Net realized gain.................          652,683,754              170,279,517           181,973,840
  Net change in unrealized
     appreciation (depreciation)....         (714,109,698)             562,095,831           250,798,350
                                          ---------------           --------------       ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS........................          (34,349,685)             784,678,806           476,446,466
                                          ---------------           --------------       ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions.....................        1,043,786,832              355,753,442         2,288,411,987
  Withdrawals.......................       (2,018,157,017)                      --        (1,431,828,889)
                                          ---------------           --------------       ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  INTERESTHOLDER TRANSACTIONS.......         (974,370,185)             355,753,442           856,583,098
                                          ---------------           --------------       ---------------
INCREASE (DECREASE) IN NET ASSETS...       (1,008,719,870)           1,140,432,248         1,333,029,564
NET ASSETS:
Beginning of period.................        4,827,525,026            3,687,092,778         2,354,063,214
                                          ---------------           --------------       ---------------
END OF PERIOD.......................      $ 3,818,805,156           $4,827,525,026       $ 3,687,092,778
                                          ===============           ==============       ===============

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS -- 96.53%
ADVERTISING -- 0.25%
Interpublic Group of
  Companies Inc. ...........        88,983   $    3,826,269
Omnicom Group Inc. .........        52,409        4,667,677
Young & Rubicam Inc. .......        21,250        1,215,234
                                             --------------
                                                  9,709,180
                                             --------------
AEROSPACE/DEFENSE -- 0.99%
Boeing Co. .................       267,657       11,191,408
General Dynamics Corp. .....        59,166        3,091,423
Goodrich (B.F.) Co. ........        31,653        1,078,180
Honeywell International
  Inc. .....................       235,506        7,933,608
Lockheed Martin Corp. ......       118,063        2,929,438
Northrop Grumman Corp. .....        20,579        1,363,359
Raytheon Co. "B"............       100,313        1,931,025
United Technologies
  Corp. ....................       138,858        8,175,265
                                             --------------
                                                 37,693,706
                                             --------------
AIRLINES -- 0.17%
AMR Corp.+ .................        44,117        1,166,343
Delta Air Lines Inc. .......        36,167        1,828,694
Southwest Airlines Co. .....       146,387        2,772,204
USAirways Group Inc.+.......        19,665          766,935
                                             --------------
                                                  6,534,176
                                             --------------
APPAREL -- 0.13%
Liz Claiborne Inc. .........        16,121          568,265
Nike Inc. "B"...............        80,682        3,212,152
Reebok International
  Ltd.+.....................        16,696          266,093
Russell Corp. ..............         9,607          192,140
VF Corp. ...................        33,740          803,434
                                             --------------
                                                  5,042,084
                                             --------------
AUTO MANUFACTURERS -- 0.68%
Ford Motor Co. .............       355,660       15,293,380
General Motors Corp. "A"....       157,839        9,164,527
Navistar International
  Corp.+....................        18,266          567,388
PACCAR Inc. ................        22,623          897,850
                                             --------------
                                                 25,923,145
                                             --------------
AUTO PARTS & EQUIPMENT -- 0.18%
Cooper Tire & Rubber Co. ...        21,817          242,714
Dana Corp. .................        44,980          953,014
Delphi Automotive Systems
  Corp. ....................       166,161        2,419,720
Goodyear Tire & Rubber
  Co. ......................        46,125          922,500

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
AUTO PARTS & EQUIPMENT (CONTINUED)
TRW Inc. ...................        36,427   $    1,580,021
Visteon Corp.+..............        46,568          564,634
                                             --------------
                                                  6,682,603
                                             --------------
BANKS -- 4.37%
Amsouth Bancorp.............       115,902        1,825,457
Bank of America Corp. ......       488,955       21,025,065
Bank of New York Co.
  Inc. .....................       217,656       10,121,004
Bank One Corp. .............       338,401        8,988,777
BB&T Corp. .................       102,884        2,456,356
Charter One Financial
  Inc. .....................        61,800        1,421,400
Chase Manhattan Corp. ......       364,952       16,810,602
Comerica Inc. ..............        46,138        2,070,443
Fifth Third Bancorp.........        91,408        5,781,556
First Union Corp. ..........       289,342        7,179,298
Firstar Corp. ..............       286,181        6,027,687
FleetBoston Financial
  Corp. ....................       265,918        9,041,212
Golden West Financial
  Corp. ....................        46,604        1,902,026
Huntington Bancshares
  Inc. .....................        65,477        1,035,355
KeyCorp.....................       128,259        2,260,565
Mellon Financial Corp. .....       144,933        5,280,996
Morgan (J.P.) & Co. Inc. ...        47,939        5,279,282
National City Corp. ........       178,864        3,051,867
Northern Trust Corp. .......        65,596        4,267,840
Old Kent Financial Corp. ...        40,530        1,084,177
PNC Bank Corp. .............        85,645        4,014,609
Regions Financial Corp. ....        65,133        1,294,518
SouthTrust Corp. ...........        49,639        1,123,082
State Street Corp. .........        47,492        5,037,120
Summit Bancorp..............        51,906        1,278,185
SunTrust Banks Inc. ........        89,242        4,077,244
Synovus Financial Corp. ....        83,331        1,468,709
U.S. Bancorp................       221,809        4,269,823
Union Planters Corp. .......        39,895        1,114,567
Wachovia Corp. .............        59,690        3,238,182
Washington Mutual Inc. .....       161,622        4,666,835
Wells Fargo & Company.......       475,374       18,420,742
                                             --------------
                                                166,914,581
                                             --------------
BEVERAGES -- 1.95%
Anheuser-Busch Companies
  Inc. .....................       133,274        9,953,902
Brown-Forman Corp. "B"......        20,210        1,086,287

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
BEVERAGES (CONTINUED)
Coca-Cola Co. ..............       730,291   $   41,946,089
Coca-Cola Enterprises.......       124,098        2,024,349
Coors (Adolph)
  Company "B"...............        10,832          655,336
Pepsico Inc. ...............       425,204       18,895,003
                                             --------------
                                                 74,560,966
                                             --------------
BIOTECHNOLOGY -- 0.63%
Amgen Inc.+.................       302,912       21,279,568
Biogen Inc.+................        43,850        2,828,325
                                             --------------
                                                 24,107,893
                                             --------------
BUILDING MATERIALS -- 0.11%
Armstrong Holdings Inc. ....        11,893          182,112
Masco Corp. ................       132,383        2,391,168
Owens Corning...............        16,386          151,570
Vulcan Materials Co. .......        29,770        1,270,807
                                             --------------
                                                  3,995,657
                                             --------------
CHEMICALS -- 0.86%
Air Products & Chemicals
  Inc. .....................        67,659        2,084,743
Ashland Inc. ...............        20,837          730,597
Dow Chemical Co. ...........       199,424        6,020,112
Du Pont (E.I.) de Nemours...       309,057       13,521,244
Eastman Chemical Co. .......        22,582        1,078,290
Engelhard Corp. ............        37,703          643,307
Grace (W.R.) & Company+.....        19,928          241,627
Great Lakes Chemical
  Corp. ....................        16,041          505,291
Hercules Inc. ..............        31,616          444,600
Praxair Inc. ...............        46,501        1,740,881
Rohm & Haas Co. "A".........        64,196        2,214,762
Sherwin-Williams Co. .......        48,277        1,022,869
Sigma-Aldrich Corp. ........        25,191          736,837
Union Carbide Corp. ........        39,767        1,968,466
                                             --------------
                                                 32,953,626
                                             --------------
COMMERCIAL SERVICES -- 0.48%
Block (H & R) Inc. .........        28,977          938,130
Cendant Corp.+..............       212,779        2,978,906
Convergys Corp.+............        45,200        2,344,750
Deluxe Corp. ...............        21,374          503,625
Donnelley (R.R.) & Sons
  Co. ......................        35,965          811,460
Dun & Bradstreet Corp. .....        47,696        1,365,298
Ecolab Inc. ................        38,220        1,492,969

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
Equifax Inc. ...............        41,646   $    1,093,207
McKesson HBOC Inc. .........        83,116        1,740,241
Paychex Inc. ...............       109,551        4,601,142
Quintiles Transnational
  Corp.+....................        34,000          480,250
                                             --------------
                                                 18,349,978
                                             --------------
COMPUTERS -- 11.17%
Adaptec Inc.+...............        30,700          698,425
Apple Computer Inc.+........        95,992        5,027,581
Cabletron Systems+..........        53,807        1,358,627
Ceridian Corp.+.............        42,803        1,029,947
Cisco Systems Inc.+.........     2,052,472      130,460,252
Compaq Computer Corp. ......       500,962       12,805,841
Computer Sciences Corp.+....        49,381        3,688,143
Dell Computer Corp.+........       759,796       37,467,440
Electronic Data Systems
  Corp. ....................       137,448        5,669,730
EMC Corporation+............       640,258       49,259,850
Gateway Inc.+...............        94,998        5,391,136
Hewlett-Packard Co. ........       295,134       36,854,858
International Business
  Machines Corp. ...........       523,099       57,312,034
Lexmark International Group
  Inc. "A"+.................        38,175        2,567,269
NCR Corp.+..................        28,050        1,092,197
Network Appliance Inc.+.....        89,850        7,232,925
Sapient Corp.+..............        17,300        1,850,019
Seagate Technology Inc.+....        67,076        3,689,180
Sun Microsystems Inc.+......       468,086       42,566,571
3Com Corp.+.................       103,468        5,962,344
Unisys Corp.+...............        91,975        1,339,386
Veritas Software Corp.+.....       115,309       13,031,716
                                             --------------
                                                426,355,471
                                             --------------
COSMETICS/PERSONAL CARE -- 1.49%
Alberto-Culver Co. "B"......        16,427          502,050
Avon Products Inc. .........        70,093        3,119,138
Colgate-Palmolive Co. ......       170,134       10,186,773
Gillette Co. ...............       307,983       10,760,156
International Flavors &
  Fragrances Inc. ..........        30,348          916,130
Kimberly-Clark Corp. .......       163,941        9,406,115
Procter & Gamble Co. .......       385,931       22,094,550
                                             --------------
                                                 56,984,912
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE -- 0.16%
Costco Wholesale Corp.+.....       131,776   $    4,348,608
Genuine Parts Co. ..........        52,188        1,043,760
Grainger (W.W.) Inc. .......        27,673          852,674
                                             --------------
                                                  6,245,042
                                             --------------
DIVERSIFIED FINANCIAL SERVICES -- 5.12%
American Express Co. .......       394,141       20,544,600
Associates First Capital
  Corp. ....................       214,910        4,795,179
Bear Stearns Companies
  Inc. .....................        32,599        1,356,933
Capital One Financial
  Corp. ....................        57,740        2,576,648
Citigroup Inc. .............       995,704       59,991,166
Countrywide Credit
  Industries Inc. ..........        33,474        1,014,681
Federal Home Loan Mortgage
  Corporation...............       205,111        8,306,995
Federal National Mortgage
  Association...............       297,183       15,509,238
Franklin Resources Inc. ....        71,881        2,183,385
Household International
  Inc. .....................       139,616        5,802,790
Lehman Brothers Holdings
  Inc. .....................        35,675        3,373,517
MBNA Corp. .................       236,525        6,415,741
Merrill Lynch & Co. Inc. ...       114,437       13,160,255
Morgan Stanley Dean
  Witter & Co. .............       333,984       27,804,168
Paine Webber Group Inc. ....        43,004        1,956,682
Price (T. Rowe)
  Associates................        35,650        1,515,125
Providian Financial
  Corp. ....................        42,059        3,785,310
Schwab (Charles) Corp. .....       401,777       13,509,752
SLM Holding Corp. ..........        46,234        1,730,885
                                             --------------
                                                195,333,050
                                             --------------
ELECTRIC -- 1.58%
AES Corp.+..................       125,810        5,740,081
Ameren Corp. ...............        40,466        1,365,727
American Electric Power
  Inc. .....................        94,948        2,812,835
Cinergy Corp. ..............        46,911        1,193,299
CMS Energy Corp. ...........        32,343          715,589
Consolidated Edison Inc. ...        62,520        1,852,155
Constellation Energy Group
  Inc. .....................        44,110        1,436,332
CP&L Energy Inc. ...........        47,126        1,505,087
Dominion Resources Inc. ....        70,218        3,010,597
DTE Energy Co. .............        42,110        1,286,987
Duke Energy Corp. ..........       108,456        6,114,207

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
ELECTRIC (CONTINUED)
Edison International........        98,024   $    2,009,492
Entergy Corp. ..............        67,882        1,845,542
FirstEnergy Corp. ..........        68,161        1,593,263
Florida Progress Corp. .....        29,108        1,364,438
FPL Group Inc. .............        52,606        2,603,997
GPU Inc. ...................        35,807          969,027
New Century Energies
  Inc. .....................        34,343        1,030,290
Niagara Mohawk Holdings
  Inc.+.....................        50,880          709,140
Northern States Power
  Co. ......................        46,395          936,599
PECO Energy Co. ............        50,048        2,017,560
PG&E Corp. .................       113,712        2,800,158
Pinnacle West Capital
  Corp. ....................        25,000          846,875
PP & L Resources Inc. ......        42,577          934,033
Public Service Enterprise
  Group Inc. ...............        63,813        2,209,525
Reliant Energy Inc. ........        87,234        2,578,855
Southern Co. ...............       191,400        4,462,013
TXU Corporation.............        77,811        2,295,424
Unicom Corp. ...............        52,448        2,029,082
                                             --------------
                                                 60,268,209
                                             --------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.33%
American Power Conversion
  Corp.+....................        57,200        2,334,475
Emerson Electric Co. .......       125,932        7,603,145
Molex Inc. .................        57,850        2,784,031
                                             --------------
                                                 12,721,651
                                             --------------
ELECTRONICS -- 1.44%
Agilent Technologies
  Inc.+.....................       133,393        9,837,734
Analog Devices Inc.+........       104,380        7,932,880
Johnson Controls Inc. ......        25,308        1,298,617
Linear Technology Corp. ....        91,800        5,869,462
Maxim Integrated Products
  Inc.+.....................        83,400        5,665,987
Millipore Corp. ............        13,625        1,026,984
Parker Hannifin Corp. ......        33,031        1,131,312
PE Corp. (Biosystems
  Group)....................        61,422        4,046,174
PerkinElmer Inc. ...........        14,448          955,374
Sanmina Corp.+..............        43,750        3,740,625
Solectron Corp.+............       175,954        7,368,074
Tektronix Inc. .............        14,210        1,051,540

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Teradyne Inc.+..............        51,090   $    3,755,115
Thermo Electron Corp.+......        46,003          968,938
Thomas & Betts Corp. .......        17,143          327,860
                                             --------------
                                                 54,976,676
                                             --------------
ENGINEERING & CONSTRUCTION -- 0.02%
Fluor Corp..................        22,558          713,407
                                             --------------
                                                    713,407
                                             --------------
ENTERTAINMENT -- 0.02%
Harrah's Entertainment
  Inc.+.....................        36,015          754,064
                                             --------------
                                                    754,064
                                             --------------
ENVIRONMENTAL CONTROL -- 0.11%
Allied Waste Industries
  Inc.+.....................        55,715          557,150
Waste Management Inc. ......       183,268        3,482,092
                                             --------------
                                                  4,039,242
                                             --------------
FOOD -- 1.86%
Albertson's Inc. ...........       124,976        4,155,452
Archer-Daniels-Midland
  Co. ......................       177,683        1,743,514
Bestfoods...................        80,962        5,606,618
Campbell Soup Co. ..........       124,661        3,630,752
ConAgra Inc. ...............       145,231        2,768,466
General Mills Inc. .........        86,036        3,290,877
Great Atlantic & Pacific Tea
  Co. ......................        11,288          187,663
Heinz (H.J.) Co. ...........       103,902        4,545,713
Hershey Foods Corp. ........        40,435        1,968,679
Kellogg Co. ................       119,649        3,559,558
Kroger Co.+.................       246,360        5,435,318
Nabisco Group Holdings Corp.
  "A".......................        96,363        2,499,415
Quaker Oats Co. ............        38,658        2,904,182
Ralston Purina Co. .........        90,546        1,805,261
Safeway Inc.+...............       146,509        6,611,219
Sara Lee Corp. .............       256,527        4,954,178
Super Value Inc. ...........        38,779          739,225
Sysco Corp. ................        98,312        4,141,393
Unilever NV.................       168,689        7,253,627
Winn-Dixie Stores Inc. .....        42,658          610,543
Wrigley William Jr. Co. ....        33,637        2,697,267
                                             --------------
                                                 71,108,920
                                             --------------

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
FOREST PRODUCTS & PAPER -- 0.37%
Boise Cascade Corp. ........        16,843   $      435,813
Fort James Corp. ...........        60,728        1,404,335
Georgia-Pacific Corp. ......        50,289        1,320,086
International Paper Co. ....       142,526        4,249,056
Louisiana-Pacific Corp. ....        30,771          334,635
Mead Corp. .................        30,346          766,236
Potlatch Corp. .............         8,471          280,602
Temple-Inland Inc. .........        15,437          648,354
Westvaco Corp. .............        29,713          737,254
Weyerhaeuser Co. ...........        68,695        2,953,885
Willamette Industries
  Inc. .....................        32,672          890,312
                                             --------------
                                                 14,020,568
                                             --------------
GAS -- 0.07%
Eastern Enterprises.........         8,032          506,016
NICOR Inc. .................        13,745          448,431
ONEOK Inc. .................         8,584          222,648
Peoples Energy Corp. .......        10,459          338,610
Sempra Energy...............        60,279        1,024,743
                                             --------------
                                                  2,540,448
                                             --------------
HAND/MACHINE TOOLS -- 0.05%
Black & Decker Corp. .......        25,127          987,805
Snap-On Inc. ...............        17,253          459,361
Stanley Works (The).........        25,902          615,172
                                             --------------
                                                  2,062,338
                                             --------------
HEALTH CARE -- 2.54%
Allergan Inc. ..............        38,250        2,849,625
Bard (C.R.) Inc. ...........        14,878          716,004
Bausch & Lomb Inc. .........        15,621        1,208,675
Baxter International
  Inc. .....................        85,621        6,020,227
Becton Dickinson & Co. .....        74,461        2,136,100
Biomet Inc. ................        34,868        1,340,239
Boston Scientific Corp.+....       120,321        2,639,542
Guidant Corp.+..............        90,411        4,475,344
HCA -- The Healthcare
  Company...................       164,536        4,997,781
Healthsouth Corp.+..........       113,709          817,283
Humana Inc.+................        49,704          242,307
Johnson & Johnson...........       410,347       41,804,101
Mallinckrodt Group Inc. ....        19,824          861,105
Manor Care Inc.+............        30,186          211,302
Medtronic Inc. .............       353,156       17,591,583

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
St. Jude Medical Inc.+......        24,753   $    1,135,544
Tenet Healthcare Corp. .....        92,273        2,491,371
UnitedHealth Group Inc. ....        47,903        4,107,682
Wellpoint Health Networks
  Inc.+.....................        18,355        1,329,590
                                             --------------
                                                 96,975,405
                                             --------------
HOLDING COMPANIES -- DIVERSIFIED -- 0.20%
Seagram Co. Ltd. ...........       128,787        7,469,646
                                             --------------
                                                  7,469,646
                                             --------------
HOME BUILDERS -- 0.03%
Centex Corp. ...............        17,515          411,602
Kaufman & Broad Home
  Corp. ....................        14,179          280,921
Pulte Corp. ................        12,137          262,463
                                             --------------
                                                    954,986
                                             --------------
HOME FURNISHINGS -- 0.07%
Leggett & Platt Inc. .......        58,000          957,000
Maytag Corp. ...............        23,111          852,218
Whirlpool Corp. ............        21,581        1,006,214
                                             --------------
                                                  2,815,432
                                             --------------
HOUSEHOLD PRODUCTS/WARES -- 0.24%
American Greetings
  Corp. "A".................        19,020          361,380
Avery Dennison Corp. .......        33,083        2,220,696
Clorox Co. .................        69,302        3,105,596
Fortune Brands Inc. ........        46,748        1,078,126
Newell Rubbermaid Inc. .....        78,590        2,023,693
Tupperware Corp. ...........        17,021          374,462
                                             --------------
                                                  9,163,953
                                             --------------
INSURANCE -- 2.84%
Aetna Inc. .................        41,589        2,669,494
AFLAC Inc. .................        78,282        3,596,079
Allstate Corp. .............       219,699        4,888,303
American General Corp. .....        73,323        4,472,703
American International
  Group.....................       454,825       53,441,938
Aon Corp. ..................        75,472        2,344,334
Chubb Corp. ................        51,669        3,177,643
CIGNA Corp. ................        48,077        4,495,199
Cincinnati Financial
  Corp. ....................        47,444        1,491,521

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Conseco Inc. ...............        95,946   $      935,473
Hartford Financial Services
  Group Inc. ...............        63,362        3,544,312
Jefferson-Pilot Corp. ......        30,464        1,719,312
Lincoln National Corp. .....        56,547        2,042,760
Loews Corp. ................        29,113        1,746,780
Marsh & McLennan Companies
  Inc. .....................        79,585        8,311,659
MBIA Inc. ..................        29,039        1,399,317
MGIC Investment Corp. ......        31,231        1,421,010
Progressive Corporation.....        21,575        1,596,550
SAFECO Corp. ...............        37,622          747,737
St. Paul Companies Inc. ....        62,543        2,134,280
Torchmark Corp. ............        37,786          932,842
UNUMProvident Corp. ........        70,960        1,423,635
                                             --------------
                                                108,532,881
                                             --------------
IRON/STEEL -- 0.05%
Allegheny Technologies
  Inc. .....................        24,570          442,260
Bethlehem Steel Corp.+......        39,001          138,941
Nucor Corp. ................        25,074          832,143
USX -- U.S. Steel Group
  Inc. .....................        26,033          483,238
                                             --------------
                                                  1,896,582
                                             --------------
LEISURE TIME -- 0.22%
Brunswick Corp. ............        25,932          429,499
Carnival Corp. "A"..........       178,339        3,477,610
Harley-Davidson Inc. .......        89,600        3,449,600
Sabre Holdings Corp. .......        38,105        1,085,993
                                             --------------
                                                  8,442,702
                                             --------------
LODGING -- 0.09%
Hilton Hotels Corp. ........       108,662        1,018,706
Marriott International
  Inc. .....................        70,733        2,550,809
                                             --------------
                                                  3,569,515
                                             --------------
MACHINERY -- 0.34%
Briggs & Stratton Corp. ....         6,622          226,803
Caterpillar Inc. ...........       102,878        3,484,992
Cummins Engine Company
  Inc. .....................        12,200          332,450
Deere & Co. ................        69,077        2,555,849
Dover Corp. ................        59,863        2,428,193

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
MACHINERY (CONTINUED)
Ingersoll-Rand Co. .........        47,786   $    1,923,387
McDermott International
  Inc. .....................        17,706          156,034
Rockwell International
  Corp. ....................        55,445        1,746,517
                                             --------------
                                                 12,854,225
                                             --------------
MANUFACTURERS -- 6.08%
Cooper Industries Inc. .....        27,520          896,120
Corning Inc. ...............        81,353       21,955,141
Crane Co. ..................        17,843          433,808
Danaher Corp. ..............        41,806        2,066,784
Eastman Kodak Co. ..........        91,441        5,440,740
Eaton Corp. ................        21,496        1,440,232
FMC Corp.+..................         8,992          521,536
General Electric Co. .......     2,919,108      154,712,724
Illinois Tool Works Inc. ...        88,936        5,069,352
ITT Industries Inc. ........        25,973          788,930
Minnesota Mining &
  Manufacturing Co. ........       116,771        9,633,608
National Service Industries
  Inc. .....................        11,998          233,961
Pall Corp. .................        36,449          674,307
Polaroid Corp. .............        13,220          238,786
PPG Industries Inc. ........        51,394        2,277,397
Textron Inc. ...............        42,584        2,312,844
Tyco International Ltd. ....       498,078       23,596,445
                                             --------------
                                                232,292,715
                                             --------------
MEDIA -- 3.14%
Clear Channel Communications
  Inc.+.....................       100,045        7,503,375
Comcast Corp. "A"+..........       264,908       10,728,774
Disney (Walt) Co. ..........       613,024       23,792,994
Dow Jones & Co. Inc. .......        26,136        1,914,462
Gannett Co. Inc. ...........        78,630        4,703,057
Harcourt General Inc. ......        21,181        1,151,717
Knight Ridder Inc. .........        22,948        1,220,547
McGraw-Hill Companies
  Inc. .....................        57,345        3,096,630
Meredith Corp. .............        14,947          504,461
New York Times Co. "A"......        50,154        1,981,083
Time Warner Inc. ...........       388,170       29,500,920
Tribune Co. ................        91,032        3,186,120
Viacom Inc. "B"+............       449,923       30,679,125
                                             --------------
                                                119,963,265
                                             --------------

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
METAL FABRICATE/HARDWARE -- 0.02%
Timken Co. .................        17,951   $      334,337
Worthington Industries
  Inc. .....................        25,390          266,595
                                             --------------
                                                    600,932
                                             --------------
METALS -- DIVERSIFIED -- 0.30%
Alcan Aluminium Ltd. .......        64,565        2,001,515
Alcoa Inc. .................       254,914        7,392,506
Freeport-McMoRan
  Copper & Gold Inc.+.......        47,174          436,360
Inco Ltd.+..................        53,637          824,669
Phelps Dodge Corp. .........        23,201          862,787
                                             --------------
                                                 11,517,837
                                             --------------
MINING -- 0.12%
Barrick Gold Corp. .........       116,748        2,123,354
Homestake Mining Company....        76,835          528,241
Newmont Mining Corp. .......        49,505        1,070,546
Placer Dome Inc. ...........        96,556          923,317
                                             --------------
                                                  4,645,458
                                             --------------
OFFICE/BUSINESS EQUIPMENT -- 0.19%
Pitney Bowes Inc. ..........        76,003        3,040,120
Xerox Corp. ................       196,566        4,078,745
                                             --------------
                                                  7,118,865
                                             --------------
OIL & GAS PRODUCERS -- 4.74%
Amerada Hess Corp. .........        26,691        1,648,169
Anadarko Petroleum Corp. ...        37,795        1,863,766
Apache Corp. ...............        33,597        1,975,924
Burlington Resources
  Inc. .....................        63,478        2,428,034
Chevron Corp. ..............       192,401       16,318,010
Coastal Corp. ..............        63,110        3,841,821
Conoco Inc. ................       184,185        4,524,044
Exxon Mobil Corp. ..........     1,027,075       80,625,388
Kerr-McGee Corp. ...........        27,824        1,639,877
Occidental Petroleum
  Corp. ....................       108,734        2,290,210
Phillips Petroleum Co. .....        74,887        3,795,835
Rowan Companies Inc.+.......        27,675          840,628
Royal Dutch Petroleum
  Co. ......................       632,674       38,948,993
Sunoco Inc. ................        26,137          769,408
Texaco Inc. ................       162,900        8,674,425
Tosco Corp. ................        42,650        1,207,528
Transocean Sedco Forex
  Inc. .....................        62,068        3,316,759

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
OIL & GAS PRODUCERS (CONTINUED)
Union Pacific Resources
  Group.....................        74,333   $    1,635,326
Unocal Corp. ...............        71,663        2,373,837
USX -- Marathon
  Group Inc. ...............        91,977        2,305,174
                                             --------------
                                                181,023,156
                                             --------------
OIL & GAS SERVICES -- 0.57%
Baker Hughes Inc. ..........        97,458        3,118,656
Halliburton Co. ............       131,018        6,182,412
Schlumberger Ltd. ..........       167,942       12,532,672
                                             --------------
                                                 21,833,740
                                             --------------
PACKAGING & CONTAINERS -- 0.09%
Ball Corp. .................         8,780          282,606
Bemis Co. ..................        15,708          528,182
Crown Cork & Seal Co.
  Inc. .....................        37,841          567,615
Owens-Illinois Inc.+........        43,219          505,122
Pactiv Corp.+...............        49,825          392,372
Sealed Air Corp.+...........        24,657        1,291,410
                                             --------------
                                                  3,567,307
                                             --------------
PHARMACEUTICALS -- 8.02%
Abbott Laboratories.........       457,120       20,370,410
ALZA Corp.+.................        30,289        1,790,837
American Home Products
  Corp. ....................       384,853       22,610,114
Bristol-Myers Squibb Co. ...       581,988       33,900,801
Cardinal Health Inc. .......        81,252        6,012,648
Lilly (Eli) and Company.....       333,194       33,277,751
MedImmune Inc.+.............        61,600        4,558,400
Merck & Co. Inc. ...........       678,408       51,983,013
Pfizer Inc. ................     1,857,192       89,145,204
Pharmacia & Upjohn Inc. ....       374,555       19,359,812
Schering-Plough Corp. ......       431,964       21,814,182
Watson Pharmaceutical
  Inc.+.....................        28,471        1,530,316
                                             --------------
                                                306,353,488
                                             --------------
PIPELINES -- 0.64%
Columbia Energy Group.......        23,772        1,560,038
EL Paso Energy Corp. .......        68,257        3,476,841
Enron Corp. ................       215,970       13,930,065
Williams Companies Inc. ....       130,360        5,434,383
                                             --------------
                                                 24,401,327
                                             --------------

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
RETAIL -- 5.29%
AutoZone Inc.+..............        39,456   $      868,023
Bed Bath & Beyond Inc.+.....        41,400        1,500,750
Best Buy Co. Inc.+..........        60,298        3,813,849
Circuit City Stores Inc. ...        59,963        1,990,022
Consolidated Stores
  Corp.+....................        32,652          391,824
CVS Corp. ..................       115,144        4,605,760
Darden Restaurants Inc. ....        36,480          592,800
Dillards Inc. "A"...........        27,622          338,370
Dollar General Corp. .......        97,130        1,894,035
Federated Department Stores
  Inc.+.....................        63,117        2,130,199
Gap Inc. ...................       251,098        7,846,813
Home Depot Inc. ............       682,641       34,089,385
Kmart Corp.+................       141,959          967,096
Kohls Corp.+................        96,218        5,352,126
Limited Inc. ...............       126,776        2,741,531
Longs Drug Stores Inc. .....        11,654          253,475
Lowe's Companies Inc. ......       112,790        4,631,439
May Department Stores
  Co. ......................        98,073        2,353,752
McDonald's Corp. ...........       394,268       12,986,202
Nordstrom Inc. .............        39,715          958,124
Office Depot Inc.+..........        93,299          583,119
Penney (J.C.) Company
  Inc. .....................        76,999        1,419,669
RadioShack Corp. ...........        55,075        2,609,178
Rite Aid Corp. .............        76,381          501,250
Sears, Roebuck and Co. .....       104,024        3,393,783
Staples Inc.+...............       142,879        2,196,765
Starbucks Corp.+............        54,200        2,069,763
Target Corporation..........       134,574        7,805,292
Tiffany & Co. ..............        21,400        1,444,500
TJX Companies Inc. .........        88,503        1,659,431
Toys R Us Inc.+.............        63,825          929,452
Tricon Global Restaurants
  Inc.+.....................        43,482        1,228,367
Walgreen Co. ...............       297,328        9,570,245
Wal-Mart Stores Inc. .......     1,315,010       75,777,451
Wendy's International
  Inc. .....................        33,543          597,485
                                             --------------
                                                202,091,325
                                             --------------
SEMICONDUCTORS -- 6.15%
Advanced Micro Devices
  Inc.+.....................        45,227        3,493,786
Altera Corp.+...............        58,700        5,983,731
Applied Materials Inc.+.....       238,236       21,590,138
Conexant Systems Inc.+......        64,150        3,119,294

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Intel Corp. ................       988,115   $  132,098,624
KLA -- Tencor Corp.+........        54,896        3,214,847
LSI Logic Corp.+............        90,558        4,901,452
Micron Technology Inc.+.....       163,751       14,420,343
National Semiconductor
  Corp.+....................        52,131        2,958,434
Novellus Systems Inc.+......        38,500        2,177,656
Texas Instruments Inc. .....       482,776       33,160,677
Xilinx Inc.+................        94,800        7,826,925
                                             --------------
                                                234,945,907
                                             --------------
SOFTWARE -- 7.90%
Adobe Systems Inc. .........        35,326        4,592,380
America Online Inc.+........       677,842       35,756,166
Autodesk Inc. ..............        17,182          596,001
Automatic Data Processing...       185,107        9,914,794
BMC Software Inc.+..........        72,084        2,629,942
Citrix Systems Inc.+........        54,640        1,034,745
Computer Associates
  International Inc. .......       173,596        8,885,945
Compuware Corp.+............       106,345        1,103,329
First Data Corp. ...........       121,623        6,035,541
IMS Health Inc. ............        87,683        1,578,294
Mercury Interactive
  Corp.+....................        23,500        2,273,625
Microsoft Corp.+............     1,552,674      124,213,920
Novell Inc.+................        97,214          899,230
Oracle Corp.+...............       837,472       70,399,990
Parametric Technology
  Corp.+....................        81,453          895,983
PeopleSoft Inc.+............        81,410        1,363,618
Siebel Systems Inc.+........        58,850        9,625,653
Yahoo! Inc.+................       160,330       19,860,879
                                             --------------
                                                301,660,035
                                             --------------
TELECOMMUNICATION EQUIPMENT -- 4.54%
ADC Telecommunications
  Inc.+.....................        99,502        8,345,723
Andrew Corp.+...............        23,767          797,680
Comverse Technology Inc.+...        45,050        4,189,650
Lucent Technologies Inc. ...       960,833       56,929,355
Motorola Inc. ..............       634,980       18,454,106
Nortel Networks Corp. ......       873,984       59,649,408
QUALCOMM Inc.+..............       218,596       13,115,760
Scientific-Atlanta Inc. ....        46,946        3,497,477
Tellabs Inc.+...............       120,813        8,268,140
                                             --------------
                                                173,247,299
                                             --------------

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 0.96%
Global Crossing Ltd.+.......       260,199   $    6,846,486
Nextel Communications
  Inc. "A"+.................       223,764       13,691,560
Sprint Corp. (PCS Group)+...       270,013       16,065,774
                                             --------------
                                                 36,603,820
                                             --------------
TELEPHONE -- 5.62%
Alltel Corp. ...............        93,034        5,762,293
AT&T Corp. .................     1,107,175       35,014,417
Bell Atlantic Corp. ........       456,085       23,174,819
BellSouth Corp. ............       555,119       23,661,947
CenturyTel Inc. ............        41,419        1,190,796
GTE Corp. ..................       284,015       17,679,934
SBC Communications Inc. ....     1,003,688       43,409,506
Sprint Corp. (FON Group)....       258,680       13,192,680
US West Communications
  Inc. .....................       149,780       12,843,635
WorldCom Inc.+..............       844,758       38,753,273
                                             --------------
                                                214,683,300
                                             --------------
TEXTILES -- 0.00%
Springs Industries Inc.
  "A".......................         5,242          168,727
                                             --------------
                                                    168,727
                                             --------------
TOBACCO -- 0.49%
Philip Morris Companies
  Inc. .....................       674,720       17,922,250
UST Inc. ...................        47,906          703,619
                                             --------------
                                                 18,625,869
                                             --------------
TOYS/GAMES/HOBBIES -- 0.06%
Hasbro Inc. ................        50,812          765,356
Mattel Inc. ................       125,622        1,656,640
                                             --------------
                                                  2,421,996
                                             --------------
TRANSPORTATION -- 0.39%
Burlington Northern Santa Fe
  Corp. ....................       126,334        2,897,786
CSX Corp. ..................        64,427        1,365,047
FedEx Corp.+................        85,557        3,251,166
Kansas City Southern
  Industries Inc. ..........        32,841        2,912,586
Norfolk Southern Corp. .....       113,050        1,681,619
Union Pacific Corp. ........        73,080        2,717,663
                                             --------------
                                                 14,825,867
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2000
                                  (UNAUDITED)

          SECURITY               SHARES          VALUE
          --------               ------      --------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING -- 0.01%
Ryder System Inc............        17,510   $      331,596
                                             --------------
                                                    331,596
                                             --------------
TOTAL COMMON STOCKS (Cost:
$2,696,343,153)...........................    3,686,190,751
                                             --------------
                               PRINCIPAL
                               ---------
SHORT TERM INSTRUMENTS++ -- 2.71%
FHLMC Discount Note 6.42%,
  07/05/00++................  $ 18,395,703       18,395,703
Goldman Sachs Financial
  Square Prime Obligation
  Fund 6.57%, 07/03/00++....    56,944,870       56,944,870
Short Term Investment
  Company Liquid Assets
  Portfolio 6.67%,
  07/03/00++................    20,300,000       20,300,000
U.S. Treasury Bills 5.61%,
  09/21/00*+++..............     8,150,000        8,047,310
                                             --------------
TOTAL SHORT TERM INSTRUMENTS (Cost:
$103,688,397).............................      103,687,883
                                             --------------

          SECURITY             PRINCIPAL         VALUE
          --------             ---------     --------------
REPURCHASE AGREEMENTS -- 3.09%
Morgan Stanley Tri Party
  Repurchase Agreement,
  dated 06/30/00, due
  07/03/00, with a maturity
  value of $118,102,909 and
  an effective yield of
  6.30%.....................  $118,040,937   $  118,040,937
                                             --------------
TOTAL REPURCHASE AGREEMENTS (Cost:
$118,040,937).............................      118,040,937
                                             --------------
Total Investments In Securities -- 102.33%
(Cost $2,918,072,487).....................    3,907,919,571
                                             --------------
Other Assets, Less
Liabilities -- (2.33%)....................      (89,114,415)
                                             --------------
NET ASSETS -- 100.00%.....................   $3,818,805,156
                                             ==============

---------------
  + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 futures contracts. See Note 1.
  * Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

  FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes.

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:

NUMBER OF                                                EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                      TYPE                         DATE      CONTRACT VALUE   (DEPRECIATION)
---------                      ----                      ----------   --------------   --------------
   346     S&P 500 Index...............................   09/15/00     $126,990,650     $(2,492,652)

     The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $8,150,000.

  REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with rates from 4.875% to 5.75%, maturity dates of 11/15/00 to 3/31/01 and an aggregate market value of $120,411,574.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000, were as follows:

U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost...........................................  $           --
Sales proceeds..............................................              --
OTHER SECURITIES:
Purchases at cost...........................................  $  166,532,696
Sales proceeds..............................................   1,076,048,259

     At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

         TAX             UNREALIZED      UNREALIZED     NET UNREALIZED
        COST            APPRECIATION    DEPRECIATION     APPRECIATION
        ----           --------------   -------------   --------------
       $2,918,072,487  $1,241,324,604   $(251,477,520)   $989,847,084

4. PORTFOLIO SECURITIES LOANED

     As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and Money Market Mutual Funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

4. PORTFOLIO SECURITIES LOANED (CONTINUED)

of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $92,268,933 and the value of the related collateral was $95,640,573.

5. FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolio were as follows:

                                                            SIX MONTHS
                                                               ENDED        FOR THE        FOR THE
                                                             JUNE 30,     PERIOD ENDED    YEAR ENDED
                                                               2000       DECEMBER 31,   FEBRUARY 28,
                                                            (UNAUDITED)      1999*           1999
                                                            -----------   ------------   ------------
Ratio of expenses to average net assets+..................     0.05%          0.05%          0.05%
Ratio of net investment income to average net assets+.....     1.24%          1.44%          1.61%
Portfolio turnover rate...................................        4%             7%            11%

---------------
* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

+ Annualized for the period of less than one year.

DISTRIBUTOR:                                                   -----------------
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4 Manhattanville Road, Purchase, New York 10577                |  US POSTAGE   |
914-697-8000  www.divinvest.com                                |     PAID      |
                                                               |  NEW YORK, NY |
                                                               |PERMIT NO. 8048|
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